April 30, 2000

Semi Annual Report

U.S. Government Obligations Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund
Limited Term Income Fund
Intermediate Income Fund
Fund for Income
Government Mortgage Fund
Investment Quality Bond Fund
National Municipal Bond Fund
New York Tax-Free Fund
Ohio Municipal Bond Fund
Balanced Fund
Convertible Securities Fund
Real Estate Investment Fund
Value Fund
Lakefront Fund
Established Value Fund
Diversified Stock Fund
Stock Index Fund
Growth Fund
Special Value Fund
Ohio Regional Stock Fund
Small Company Opportunity Fund
International Growth Fund

Victory Funds
(LOGO)(R)

The Victory Portfolios

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

NOT FDIC INSURED
Shares of the Victory Funds are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

          Table of Contents

Shareholder Letter                           3

Financial Statements                         4

Victory Money Market Funds

U.S. Government Obligations Fund
 Schedules of Investments                    4
 Statements of Assets and Liabilities        9
 Statements of Operations                   10
 Statements of Changes in Net Assets        11
 Financial Highlights                       12

Prime Obligations Fund
 Schedules of Investments                    5
 Statements of Assets and Liabilities        9
 Statements of Operations                   10
 Statements of Changes in Net Assets        11
 Financial Highlights                       13

Financial Reserves Fund
 Schedules of Investments                    7
 Statements of Assets and Liabilities        9
 Statements of Operations                   10
 Statements of Changes in Net Assets        11
 Financial Highlights                       14

Tax-Free Money Market Fund
 Schedules of Investments                   15
 Statements of Assets and Liabilities       29
 Statements of Operations                   30
 Statements of Changes in Net Assets        31
 Financial Highlights                       32

Ohio Municipal Money Market Fund
 Schedules of Investments                   22
 Statements of Assets and Liabilities       29
 Statements of Operations                   30
 Statements of Changes in Net Assets        31
 Financial Highlights                       33

Victory Taxable Fixed Income Funds

Limited Term Income Fund
 Schedules of Investments                   34
 Statements of Assets and Liabilities       45
 Statements of Operations                   46
 Statements of Changes in Net Assets        47
 Financial Highlights                       49
 Statements of Cash Flows                  140

Intermediate Income Fund
 Schedules of Investments                   36
 Statements of Assets and Liabilities       45
 Statements of Operations                   46
 Statements of Changes in Net Assets        47
 Financial Highlights                       50
 Statements of Cash Flows                  140

Fund for Income
 Schedules of Investments                   39
 Statements of Assets and Liabilities       45
 Statements of Operations                   46
 Statements of Changes in Net Assets        47
 Financial Highlights                       51

1

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        Table of Contents (continued)

Government Mortgage Fund
 Schedules of Investments                   40
 Statements of Assets and Liabilities       45
 Statements of Operations                   46
 Statements of Changes in Net Assets        48
 Financial Highlights                       52

Investment Quality Bond Fund
 Schedules of Investments                   41
 Statements of Assets and Liabilities       45
 Statements of Operations                   46
 Statements of Changes in Net Assets        48
 Financial Highlights                       53
 Statements of Cash Flows                  140

Victory Municipal Fixed Income Funds

National Municipal Bond Fund
 Schedules of Investments                   54
 Statements of Assets and Liabilities       64
 Statements of Operations                   65
 Statements of Changes in Net Assets        66
 Financial Highlights                       67

New York Tax-Free Fund
 Schedules of Investments                   56
 Statements of Assets and Liabilities       64
 Statements of Operations                   65
 Statements of Changes in Net Assets        66
 Financial Highlights                       68

Ohio Municipal Bond Fund
 Schedules of Investments                   58
 Statements of Assets and Liabilities       64
 Statements of Operations                   65
 Statements of Changes in Net Assets        66
 Financial Highlights                       69

Victory Specialty Funds

Balanced Fund
 Schedules of Investments                   70
 Statements of Assets and Liabilities       85
 Statements of Operations                   86
 Statements of Changes in Net Assets        87
 Financial Highlights                    88-89
 Statements of Cash Flows                  140

Convertible Securities Fund
 Schedules of Investments                   80
 Statements of Assets and Liabilities       85
 Statements of Operations                   86
 Statements of Changes in Net Assets        87
 Financial Highlights                       90

Real Estate Investment Fund
 Schedules of Investments                   84
 Statements of Assets and Liabilities       85
 Statements of Operations                   86
 Statements of Changes in Net Assets        87
 Financial Highlights                       91

Victory Equity Funds

Value Fund
 Schedules of Investments                   92
 Statements of Assets and Liabilities      110
 Statements of Operations                  111
 Statements of Changes in Net Assets       112
 Financial Highlights                      114

Lakefront Fund
 Schedules of Investments                   95
 Statements of Assets and Liabilities      110
 Statements of Operations                  111
 Statements of Changes in Net Assets       112
 Financial Highlights                      115

Established Value Fund
 Schedules of Investments                   97
 Statements of Assets and Liabilities      110
 Statements of Operations                  111
 Statements of Changes in Net Assets       112
 Financial Highlights                      116

Diversified Stock Fund
 Schedules of Investments                   99
 Statements of Assets and Liabilities      110
 Statements of Operations                  111
 Statements of Changes in Net Assets       113
 Financial Highlights                  117-118
 Statements of Cash Flows                  141

Stock Index Fund
 Schedules of Investments                  101
 Statements of Assets and Liabilities      110
 Statements of Operations                  111
 Statements of Changes in Net Assets       113
 Financial Highlights                      119
 Statements of Cash Flows                  141

Growth Fund
 Schedules of Investments                  108
 Statements of Assets and Liabilities      110
 Statements of Operations                  111
 Statements of Changes in Net Assets       113
 Financial Highlights                      120

Special Value Fund
 Schedules of Investments                  121
 Statements of Assets and Liabilities      133
 Statements of Operations                  134
 Statements of Changes in Net Assets       135
 Financial Highlights                      136
 Statements of Cash Flows                  141

Ohio Regional Stock Fund
 Schedules of Investments                  124
 Statements of Assets and Liabilities      133
 Statements of Operations                  134
 Statements of Changes in Net Assets       135
 Financial Highlights                      137

Small Company Opportunity Fund
 Schedules of Investments                  125
 Statements of Assets and Liabilities      133
 Statements of Operations                  134
 Statements of Changes in Net Assets       135
 Financial Highlights                      138
 Statements of Cash Flows                  141

International Growth Fund
 Schedules of Investments                  127
 Statements of Assets and Liabilities      133
 Statements of Operations                  134
 Statements of Changes in Net Assets       135
 Financial Highlights                      139

Notes to Financial Statements              142

2

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Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory Funds Semi-Annual Report for the period ended April 30, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past few months have been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to a fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance. At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

3

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THE VICTORY PORTFOLIOS                               Schedules of Investments
U.S. Government Obligations Fund                               April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                        Principal   Amortized
Security Description                                       Amount        Cost

U.S. Treasury Notes (24.2%)

5.38%, 6/30/00                                           $ 35,000  $   35,005
5.88%, 6/30/00                                             15,000      15,013
5.38%, 7/31/00                                             50,000      49,975
5.13%, 8/31/00                                             85,000      84,731
6.25%, 8/31/00                                             25,000      25,058
4.50%, 9/30/00                                             75,000      74,700
4.00%, 10/31/00                                           110,000     109,057
5.75%, 11/15/00                                            25,000      24,951
4.63%, 11/30/00                                            75,000      74,371
5.00%, 2/28/01                                             25,000      24,740
5.63%, 5/15/01                                             25,000      24,805

Total U.S. Treasury Notes (Amortized Cost $542,406)                   542,406

Repurchase Agreements (75.9%)

Barclays Capital, Inc., 5.72%, 5/1/00,
(Collateralized by $100,000
U.S. Treasury Note, 5.00%, 2/28/01,
market value $102,000)                                    100,000     100,000

Bear Stearns, 5.73%, 5/1/00,
(Collateralized by $557,089 various
U.S. Government Securities,
0.00%-11.75%, 8/31/00-2/15/27,
market value $556,407)                                    550,000     550,000

Deutsche Bank, 5.73%, 5/1/00,
(Collateralized by $100,001 various
U.S. Government Securities,
0.00%, 8/15/00-11/15/04,
market value $102,001)                                    100,000     100,000

Donaldson-Lufkin Jenrette, 5.73%, 5/1/00,
(Collateralized by $103,318 various
U.S.Government Securities,
0.00%, 8/15/13-11/15/21,
market value $105,385)                                    103,318     103,318

Goldman Sachs Group L.P., 5.67%, 5/1/00,
(Collateralized by $100,000 various
U.S. Securities,
0.00%-9.13%, 7/13/00-5/15/18,
market value $102,000)                                   $100,000  $  100,000

Greenwich Partners, 5.71%, 5/1/00,
(Collateralized by $102,002
U.S. Treasury Bond,
12.50%, 8/15/14,
market value $100,209)                                    100,000     100,000

Lehman Brothers, Inc., 5.73%, 5/1/00,
(Collateralized by $561,003 various
U.S. Government Securities,
5.00%-12.50%, 9/30/00-8/15/15,
market value $552,430)                                    550,000     550,000

Warburg Dillon Read, 5.71%, 5/1/00,
(Collateralized by $102,002 various
U.S. Government Securities,
0.00%-11.75%, 2/15/12-11/15/14,
market value $102,002)                                    100,000     100,000

Total Repurchase Agreements
(Amortized Cost $1,703,318)                                         1,703,318

Total Investments
(Amortized Cost $2,245,724) (a)-- 100.1%                            2,245,724

Liabilities in excess of other assets -- (0.1)%                       (2,187)

TOTAL NET ASSETS-- 100.0%                                          $2,243,537

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

4

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THE VICTORY PORTFOLIOS                               Schedules of Investments
Prime Obligations Fund                                         April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                        Principal   Amortized
Security Description                                       Amount        Cost

Certificates of Deposit (15.0%)

ABN-AMRO North American Bank,
6.72%, 3/2/01                                            $ 20,000  $   19,998

Bank One National Illinois,
6.18%, 6/23/00                                             20,000      20,000

Bayerische Landesbank New York,
6.60%, 3/7/01                                              20,000      19,994

Credit Suisse First Boston New York,
5.82%, 7/5/00                                              20,000      19,981

Deutsche Bank, 6.51%, 1/31/01                              18,000      17,994

Dresdner Bank, 6.25%, 8/31/00                               8,000       8,000

First National Bank of Chicago,
5.85%, 8/4/00                                              15,000      14,985

First Union National Bank,
6.00%, 5/17/00                                             15,000      14,999

First Union National Bank,
6.05%, 6/30/00                                             25,000      24,999

Huntington National Bank,
5.66%, 7/6/00                                              16,000      15,979

National Westminster Bank,
5.37%, 5/31/00                                             35,000      34,972

National Westminster Bank,
6.93%, 4/27/01                                             20,000      19,995

Rabobank, 5.29%, 5/19/00                                   10,000      10,000

Rabobank, 5.67%, 6/30/00                                   10,000       9,990

Rabobank, 6.68%, 2/12/01                                   20,000      19,994

Rabobank, 6.62%, 2/16/01                                   20,000      19,992

Toronto Dominion, 6.08%, 6/26/00                           15,000      15,000

Toronto Dominion, 6.69%, 12/27/00                          20,000      20,000

UBS Finance, 6.22%, 12/11/00                               20,000      19,957

Total Certificates of Deposit (Amortized Cost $346,829)               346,829

Commercial Paper (59.1%)

ABB Treasury Center USA,
6.01%, 5/17/00                                             50,000      49,866

Asset Securitization Capital Corp.,
6.05%, 5/18/00 (b)                                         25,000      24,929

Asset Securitization Capital Corp.,
6.04%, 5/22/00 (b)                                         25,000      24,912

Asset Securitization Capital Corp.,
6.10%, 6/29/00 (b)                                         30,000      29,700

Baker Hughes, Inc., 6.06%, 5/1/00 (b)                     100,000     100,000

Bell Atlantic Network Funding,
6.03%, 5/23/00                                             14,247      14,195

Bellsouth Corp., 6.01%, 5/22/00                            25,000      24,912

Bellsouth Corp., 6.02%, 5/23/00                            54,400      54,200

Brown Forman Corp., 6.02%, 5/4/00 (b)                      10,000       9,995

Clorox Co., 6.09%, 7/6/00                                   9,000       8,900

Delaware Funding Corp.,
6.07% 6/6/00 (b)                                           30,000      29,818

Delaware Funding Corp.,
6.07% 6/9/00 (b)                                           70,013      69,553

Eastman Kodak Co., 6.10%, 6/22/00                          22,500      22,302

Edison Asset Securities,
6.05%, 5/19/00 (b)                                         25,000      24,924

Fleet Funding Corp., 6.07%, 5/17/00                        25,819      25,749

Fleet Funding Corp., 6.05%, 5/18/00 (b)                  $ 50,000  $   49,857

Fleet Funding Corp., 6.05%, 5/25/00 (b)                    24,000      23,903

General Mills, Inc., 6.03%, 5/2/00                         35,000      34,993

General Mills, Inc., 6.00%, 5/22/00                        15,000      14,948

Great Lakes Chemical Corp.,
6.07%, 5/18/00 (b)                                         50,000      49,857

Household Finance, 6.10%, 5/1/00                           50,000      50,001

Iowa Student Loan Liquidity Corp.,
6.05%, 5/11/00, LOC Bank of America                        12,000      11,980

Koch Industries, 6.04%, 5/1/00 (b)                        100,000     100,000

Marsh USA, Inc., 6.15%, 7/19/00                            15,740      15,528

Matson Navigation Co., Inc.,
6.05%, 5/24/00                                             10,000       9,961

McCormick & Co., Inc., 6.20%, 9/26/00                       5,460       5,321

McGraw Hill, 6.02%, 5/22/00 (b)                            26,000      25,908

McGraw Hill, 6.07%, 6/1/00                                 12,500      12,435

McGraw Hill, 6.06%, 6/2/00                                 22,100      21,981

Merck & Co., Inc., 6.03%, 5/17/00                          35,000      34,906

Mont Blanc Capital Corp.,
6.11%, 6/27/00 (b)                                         19,695      19,504

Monte Rosa Capital Corp.,
6.08%, 6/7/00 (b)                                          17,624      17,514

Redwood Receivables Corp.,
6.02%, 5/12/00 (b)                                         40,000      39,926

Redwood Receivables Corp.,
6.05%, 5/18/00 (b)                                         50,954      50,809

Salomon Smith Barney, Inc.,
6.07%, 6/12/00                                             50,000      49,646

SBC Communications, Inc.,
5.69%, 5/15/00 (b)                                         15,000      14,967

SBC Communications, Inc.,
6.05%, 5/23/00                                             30,500      30,387

Sheffield Receivables, 6.05%, 5/22/00 (b)                 100,000      99,647

Texas Agriculture Finance,
6.09%, 5/19/00                                             16,000      15,951

Weyerhauser Real Estate, 6.07%, 5/3/00                     26,000      25,991

Windmill Funding Corp.,
6.05%, 5/22/00 (b)                                         25,000      24,912

Total Commercial Paper (Amortized Cost $1,364,788)                  1,364,788

Corporate Bonds (21.4%)

American General Financial Corp.,
6.13%, 9/15/00                                             12,000      12,001

American Manufacturing Co.,
6.30%*, 5/4/00**, LOC Mellon Bank                           8,700       8,700

AT&T Capital Corp., 6.59%, 8/4/00                           9,500       9,508

AVCO Financial Services, 6.35%, 9/15/00                     6,000       5,997

Capital One Funding Corp.,
6.20%*, 5/4/00**, LOC Bank One                             13,477      13,477

Dome Corp., 6.27%*, 5/3/00**,
LOC Societe Generale                                        2,620       2,620

First Union National Bank,
6.40%*, 5/1/00**                                           45,000      45,000

Ford Motor Credit Co., 6.38%, 10/6/00                       5,000       5,002

Ford Motor Credit Co., 5.75%, 1/25/01                       5,000       4,967

Ford Motor Credit Co.,
5.77%, 2/12/01, MTN                                         4,000       3,971


See notes to financial statements.

5

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THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Prime Obligations Fund                                         April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                        Principal   Amortized
Security Description                                       Amount        Cost

Ford Motor Credit Co.,
6.00%, 2/27/01, MTN                                      $  5,450  $    5,419

General Electric Capital Corp.,
5.93%, 5/1/00, MTN                                          8,000       8,000

General Motors Acceptance Corp.,
6.32%*, 5/1/00**, MTN                                      12,000      12,019

General Motors Acceptance Corp.,
6.43%*, 5/9/00**, MTN                                       9,000       9,013

General Motors Acceptance Corp.,
6.41%*, 5/22/00**, MTN                                      2,000       2,002

General Motors Acceptance Corp.,
6.41%*, 5/22/00**, MTN                                      9,000       9,009

General Motors Acceptance Corp.,
6.25%*, 5/23/00**, MTN                                     10,000      10,011

General Motors Acceptance Corp.,
5.33%, 10/20/00, MTN                                        6,500       6,466

Goldman Sachs Group,
6.35*, 6/27/00** (c)                                       10,000      10,002

Household Finance, 6.00%, 5/8/00                            5,000       5,000

Household Finance, 6.45%, 3/15/01                           3,048       3,040

IBM Credit Corp., 6.21%, 12/11/00                          15,000      14,989

J.P. Morgan & Co., 6.12%*, 5/16/00**                       25,000      25,000

John Deere Capital Corp., 5.73%, 7/13/00                   10,000       9,999

Merrill Lynch, 6.70%, 8/1/00                                5,000       5,006

Morgan Stanley Dean Witter,
6.18%*, 5/1/00**, MTN                                      40,000      39,999

Morgan Stanley Dean Witter,
6.21%*, 5/1/00**                                           50,000      50,000

Morgan Stanley Dean Witter,
6.25%*, 6/15/00**, MTN                                      8,000       8,000

Morgan Stanley Dean Witter,
6.58%*, 6/27/00**                                           5,600       5,602

Pepsico, Inc., 5.88%, 6/1/00                               30,000      29,986

Prudential Funding, 5.89%, 4/16/01                          4,000       3,965

Richfield Technology Associates,
6.25%*, 5/4/00**, LOC Star Bank                             4,500       4,500

RKS LLC Health Care, 6.25%*, 5/3/00**,
LOC AmSouth Bank                                           11,500      11,500

Sea River Maritime, Inc., 6.12%*, 5/1/00**,
Guaranteed by Exxon Mobil Corp.                            29,900      29,900

Sigma Finance, Inc., 6.28%*, 5/11/00** (c)                 25,000      25,000

Southwestern Ohio Steel,
6.25%*, 5/4/00**, LOC Star Bank                             7,960       7,960

Transamerica Financial Corp.,
6.21%*, 6/2/00**, MTN                                      15,000      15,000

Transamerica Financial Corp.,
5.89%, 3/5/01, MTN                                          6,000       5,957

Walt Disney Co., 6.38%, 3/30/01                             4,000       3,991

Xerox Corp., 5.40%, 9/11/00                                 5,000       4,986

Total Corporate Bonds (Amortized Cost $492,564)                       492,564

Municipal Bonds (1.0%)

Arkansas (0.5%):

Union County Industrial Development
Revenue, Del-Tin Fiber Project,
6.20%*, 5/3/00**,
LOC Bank One Chicago                                       10,000      10,000

Kentucky (0.2%):

Maruga Series 1999-A, 6.23%*, 5/4/00**,
LOC Fifth Third Bank                                     $  5,620  $    5,620

Ohio (0.3%):

Cuyahoga County EDR, Gateway Arena
Project, Series B, 6.20%*, 5/3/00**,
LOC Canadian Imperial Bank
of Commerce                                                 6,900       6,900

Total Municipal Bonds (Amortized Cost $22,520)                         22,520

U.S. Government Agencies (1.0%)

Federal Farm Credit Bank (0.2%):

5.73%, 6/1/00                                               5,675       5,674

Federal Home Loan Bank (0.4%):

5.97%, 12/1/00                                             10,000       9,983

Student Loan Marketing Assoc. (0.4%):

6.46%*, 5/2/00**                                            8,500       8,498

Total U.S. Government Agencies
(Amortized Cost $24,155)                                               24,155

Repurchase Agreements (2.4%)

Lehman Brothers, Inc., 5.73%, 5/1/00,
(Collateralized by $30,602
U.S. Treasury Note, 6.00%, 7/31/02,
market value $30,159)                                      30,000      30,000

Paine Webber, 5.73%, 5/1/00,
(Collateralized by $25,254 various
U.S. Government Securities,
6.13%-8.50%, 2/15/20-11/15/27,
market value $25,254)                                      24,758      24,758

Total Repurchase Agreements (Amortized Cost $54,758)                   54,758

Total Investments
(Amortized Cost $2,305,614) (a) -- 99.9%                            2,305,614

Other assets in excess of liabilities -- 0.1%                           1,456

TOTAL NET ASSETS -- 100.0%                                         $2,307,070

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2000. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require repurchase of the investment within variable time periods less than one year.

EDR -- Economic Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note

See notes to financial statements.

6

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THE VICTORY PORTFOLIOS                               Schedules of Investments
Financial Reserves Fund                                        April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                        Principal   Amortized
Security Description                                       Amount        Cost

Bankers Acceptances (0.6%)

Bank of Hawaii, 6.25%, 9/12/00                            $ 5,362    $  5,237

Total Bankers Acceptances (Amortized Cost $5,237)                       5,237

Certificates of Deposit (10.2%)

Bank One National Illinois,
6.18%, 6/23/00                                             10,000      10,000

Canadian Imperial Bank of Commerce,
6.20%, 8/1/00                                               3,500       3,499

Credit Suisse First Boston New York,
5.82%, 7/5/00                                              10,000       9,991

Deutsche Bank, 6.51%, 1/31/01                               7,000       6,998

First National Bank of Chicago,
5.85%, 8/4/00                                               7,600       7,592

First Union National Bank,
6.00%, 5/17/00                                             10,000       9,999

Rabobank, 6.36%, 9/25/00                                   10,000       9,997

Rabobank, 6.62%, 2/16/01                                    9,000       8,997

Toronto Dominion, 6.69%, 12/27/00                          10,000       9,999

Toronto Dominion, 6.68%, 2/8/01                            10,000       9,996

Total Certificates of Deposit (Amortized Cost $87,068)                 87,068

Commercial Paper (45.3%)

Akzo Nobel, Inc., 6.17%, 8/1/00                             7,000       6,890

Akzo Nobel, Inc., 6.17%, 8/7/00                             4,034       3,966

Asset Securitization Capital Corp.,
6.10%, 6/29/00                                             13,000      12,870

Bell Atlantic Financial Services,
6.04%, 5/16/00                                             25,000      24,937

Diageo Capital PLC, 6.02%, 5/18/00                         15,000      14,957

Eastman Kodak Co., 6.10%, 6/19/00                          10,000       9,917

Fountain Square Commercial Funding
Corp., 6.05%, 5/9/00 (b)                                    5,012       5,005

Fountain Square Commercial Funding
Corp., 6.10%, 6/5/00 (b)                                    8,150       8,102

Fuji Photo Finance, 6.12%, 6/27/00                          7,500       7,427

Household Finance, 6.10%, 5/1/00                           25,000      25,001

Koch Industries, 6.04%, 5/1/00 (b)                         25,000      25,000

Louis Dreyfus Natural Gas, 6.04%, 5/18/00,
LOC Dresdner Bank                                           6,500       6,481

Matson Navigation, 6.07%, 5/17/00                          10,000       9,973

Matson Navigation, 6.05%, 5/25/00                          10,000       9,960

McGraw Hill, 6.06%, 6/2/00                                 20,000      19,892

Merck & Co., Inc., 6.03%, 5/17/00                          25,000      24,933

Monte Rosa Capital Corp.,
6.09%, 6/6/00 (b)                                          18,520      18,407

Pemex Capital Ltd., 6.00%, 5/25/00,
LOC Barclays Bank                                          10,000       9,960

Pemex Capital Ltd., 6.03%, 6/27/00,
LOC Barclays Bank                                          10,000       9,905

Pitney Bowes Credit Corp.,
6.00%, 5/18/00                                             35,000      34,901

Redwood Receivables Corp.,
6.02%, 5/12/00 (b)                                         25,429      25,382

SBC Communications, Inc.,
5.69%, 5/15/00 (b)                                        $15,000    $ 14,967

Sigma Financial Corp.,
6.08%, 5/23/00 (b)                                         12,260      12,214

Southwest Student Services Corp.,
6.05%, 5/8/00, LOC Dresdner Bank                            2,700       2,697

Texas Agriculture Finance,
6.09%, 5/19/00                                             10,000       9,970

Walt Disney Co., 6.00%, 5/29/00                            15,000      14,980

Weyerhauser Real Estate, 6.08%, 5/2/00                     17,000      16,997

Total Commercial Paper (Amortized Cost $385,691)                      385,691

Corporate Bonds (30.6%)

4-L Co. of Carmel, 6.20%*, 5/3/00**,
LOC NBD Bank                                                2,310       2,310

American General Financial Corp.,
6.78%, 5/15/00                                              5,605       5,607

American General Financial Corp.,
5.88%, 7/1/00                                               2,000       2,000

American General Financial Corp.,
6.78%, 7/20/00                                              5,000       5,010

American General Financial Corp.,
6.13%, 9/15/00                                              8,000       8,001

Associates Corp., N.A., 6.00%, 6/15/00                      5,000       4,999

AT&T Capital Corp., 6.83%, 1/30/01                          1,500       1,501

AT&T Capital Corp., 6.80%, 2/1/01                           1,000       1,000

Beneficial Corp., 6.33%, 12/18/00, MTN                      5,000       5,001

CS Manufacturing, 6.20%*, 5/3/00**,
LOC First National Bank of Chicago                          4,100       4,100

Exxon Mobil Corp., 5.79%., 1/2/01                           1,101       1,097

Exxon Mobil Corp., 8.38%., 2/12/01                          3,000       3,038

First Union National Bank,
6.40%*, 5/1/00**                                           30,000      30,000

Ford Motor Credit Co.,
7.02%, 10/10/00, MTN                                        2,000       2,004

Galileo Corp., 6.20%*, 5/3/00**,
LOC LaSalle Bank                                           10,400      10,400

General Motors Acceptance Corp.,
5.80%, 2/23/01, MTN                                         1,125       1,117

General Motors Acceptance Corp.,
6.08%, 5/22/01                                              3,000       2,990

Glen Oaks Real Estate,
6.20%*, 5/3/00**,
LOC American National Bank & Trust                          6,200       6,200

Goldman Sachs Group,
6.35*, 6/27/00** (c)                                        5,000       5,001

Goldman Sachs Group,
6.46%*, 7/17/00 (c)                                         7,500       7,508

Goldman Sachs Group,
6.49%*, 7/25/00** (c)                                       6,500       6,507

Household Finance, 6.81%, 5/25/00                           5,000       5,002

Household Finance, 6.75%, 6/1/00                            2,005       2,006

IBM Credit Corp., 8.90%, 6/20/00                            5,000       5,023

IBM Credit Corp., 6.20%, 8/28/00, MTN                       1,675       1,676

IBM Credit Corp., 6.21%, 12/11/00                           5,000       4,998

IBM Credit Corp., 5.05%, 1/22/01, MTN                       2,000       1,980

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Financial Reserves Fund                                        April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                        Principal   Amortized
Security Description                                       Amount        Cost

Ivex of Delaware, Kama Project,
6.39%*, 5/4/00**,
LOC Societe Generale                                      $ 6,500    $  6,500

J.P. Morgan & Co., 6.12%*, 5/16/00**                       10,000      10,000

John Deere Capital Corp.,
5.73%, 7/13/00                                              5,000       5,000

John Deere Capital Corp.,
6.28%, 10/11/00, MTN                                        3,000       2,999

John Deere Capital Corp.,
6.08%, 12/18/00, MTN                                        2,000       1,998

Merrill Lynch & Co.,
6.25%*, 5/1/00**, MTN                                      10,000      10,008

Merrill Lynch & Co.,
6.33%, 8/25/00, MTN                                         3,000       2,998

Morgan Stanley Dean Witter,
6.18%*, 5/1/00**, MTN                                      20,000      19,999

Morgan Stanley Dean Witter,
6.25%*, 6/15/00**, MTN                                     15,000      14,999

Morgan Stanley Dean Witter,
6.58%*, 6/27/00**                                           2,000       2,001

Salomon Smith Barney Holdings,
6.26%*, 5/1/00, MTN                                         5,000       5,003

Sea River Maritime, Inc., 6.12%*, 5/1/00**,
Guaranteed by Exxon Mobil Corp.                            21,400      21,400

Sharp Electronics, 6.23%*, 5/4/00**,
LOC Fifth Third Bank                                        3,715       3,715

Sigma Finance, Inc., 6.28%*, 5/11/00**                     10,000      10,000

Transamerica Financial Corp.,
6.21%*, 6/2/00**, MTN                                       8,000       8,000

Total Corporate Bonds (Amortized Cost $260,696)                       260,696

Municipal Bonds (2.7%)

Arkansas (1.0%):

Union County Industrial Development
Revenue, Del-Tin Fiber Project,
6.20%*, 5/3/00**,
LOC Bank One Chicago                                        8,000       8,000

Idaho (0.5%):

Idaho Assoc. LLC., 6.20%*, 5/3/00**,
LOC LaSalle Bank                                            3,850       3,850

Kentucky (0.7%):

Maruga, Series 1999b, 6.30%*, 5/4/00**,
LOC First Star                                              1,365       1,365

Warren County Industrial Development
Authority, 6.23%*, 5/4/00**,
LOC Nationsbank                                             5,000       5,000

                                                                        6,365

New York (0.2%):

Rockland County, NY Industrial
Development, 6.30%*, 5/3/00**,
LOC Mellon Bank                                           $ 1,900    $  1,900

Pennsylvania (0.3%):

Franconia Township Industrial
Development, 6.30%*, 5/4/00**,
LOC Mellon Bank                                             2,765       2,765

Total Municipal Bonds (Amortized Cost $22,880)                         22,880

Repurchase Agreements (6.9%)

Lehman Brothers, Inc., 5.73%, 5/1/00,
(Collateralized by $30,602
U.S. Treasury Bond, 7.25%, 8/15/22,
market value $30,208)                                      30,000      30,000

Paine Webber, 5.73%, 5/1/00,
(Collateralized by $29,500 various
U.S. Government Securities,
5.75%-11.63%, 8/15/03-8/15/26,
market value $29,121)                                      28,921      28,921

Total Repurchase Agreements (Amortized Cost $58,921)                   58,921

Time Deposits (4.1%)

Bank of Hawaii, 6.09%, 5/1/00                              35,000      35,000

Total Time Deposits (Amortized Cost $35,000)                           35,000

Total Investments

(Amortized Cost $855,493) (a) -- 100.4%                               855,493

Liabilities in excess of other assets -- (0.4)%                        (3,013)

TOTAL NET ASSETS -- 100.0%                                           $852,480

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2000. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase
of   the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note

See notes to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                      U.S. Government     Prime               Financial
                                                      Obligations         Obligations         Reserves
                                                      Fund                Fund                Fund

ASSETS:
Investments, at amortized cost                        $  542,406          $2,250,856          $796,572
Repurchase agreements, at cost                         1,703,318              54,758            58,921

        Total                                          2,245,724           2,305,614           855,493

Cash                                                          --                 181                 2
Interest receivable                                        8,878              12,985             3,949
Receivable for capital shares issued                          --                   1                --
Prepaid expenses and other assets                             36                 104                61

        Total Assets                                   2,254,638           2,318,885           859,505

LIABILITIES:
Dividends payable                                          9,859              10,393             3,549
Payable to brokers for investments purchased                  --                  --             3,008
Accrued expenses and other payables:
    Investment advisory fees                                 658                 669               321
    Administration fees                                       40                  41               104
    Custodian fees                                            39                  37                15
    Accounting fees                                            2                   1                10
    Transfer agent fees                                       30                  26                10
    Shareholder service fees                                  --                 475                --
    Shareholder service fees -- Select Shares                349                  --                --
    Other                                                    124                 173                 8

        Total Liabilities                                 11,101              11,815             7,025

NET ASSETS:
Capital                                                2,243,536           2,307,062           852,479
Undistributed net investment income                           --                  16                 1
Accumulated undistributed net realized
 gains (losses) from investment transactions                   1                  (8)               --

        Net Assets                                    $2,243,537          $2,307,070          $852,480

Net Assets
    Investor Shares                                   $  499,347                  --                --
    Select Shares                                      1,744,190                  --                --

        Total                                         $2,243,537                  --                --

Outstanding units of beneficial interest (shares)
    Investor Shares                                      499,319                  --                --
    Select Shares                                      1,744,275                  --                --

        Total                                          2,243,594           2,307,062           852,370

Net asset value
    Offering and redemption price per share                   --          $     1.00          $   1.00
    Offering and redemption price per
     share -- Investor Shares                         $     1.00                  --                --
    Offering and redemption price per
     share -- Select Shares                           $     1.00                  --                --


See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                 U.S. Government     Prime               Financial
                                                 Obligations         Obligations         Reserves
                                                 Fund                Fund                Fund

Investment Income:
Interest income                                  $60,901             $64,714             $23,885
Securities Lending                                     9                  --                  --

        Total Income                              60,910              64,714              23,885

Expenses:
Investment advisory fees                           3,834               3,804               2,010
Administration fees                                1,200               1,191                 507
Shareholder service fees                              --               2,717                  --
Shareholder service fees -- Select Shares          2,206                  --                  --
Accounting fees                                       65                  70                  58
Custodian fees                                       223                 220                  93
Legal and audit fees                                  96                  99                  39
Trustees' fees and expenses                           21                  20                   7
Transfer agent fees                                   39                  46                  12
Registration and filing fees                          16                  87                  54
Printing fees                                        100                 232                   4
Other                                                 38                  16                   6

        Total Expenses                             7,838               8,502               2,790

Net Investment Income                             53,072              56,212              21,095

Realized Gains (Losses) from Investments:
Net realized gains (losses)
 from investment transactions                         --                   4                  --

Change in net assets resulting from operations   $53,072             $56,216             $21,095


See notes to financial statements.

The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)                                            (Unaudited)

                                              U.S. Government                  Prime                      Financial
                                             Obligations Fund             Obligations Fund              Reserves Fund

                                          Six                           Six                           Six
                                          Months         Year           Months         Year           Months          Year
                                          Ended          Ended          Ended          Ended          Ended           Ended
                                          April 30,      October 31,    April 30,      October 31,    April 30,       October 31,
                                          2000           1999           2000           1999           2000            1999

From Investment Activities:
Operations:
Net investment income                     $    53,072    $    92,639    $    56,212    $    76,539    $    21,095     $    37,907
    Net realized gains (losses) from
     investment transactions                       --             --              4            (12)            --               7

Change in net assets resulting
 from operations                               53,072         92,639         56,216         76,527         21,095          37,914

Distributions to Shareholders:
    From net investment income                     --             --        (56,212)       (76,539)       (21,095)        (37,907)
        Investor Shares                       (10,792)       (20,842)            --             --             --              --
        Select Shares                         (42,280)       (71,797)            --             --             --              --

Change in net assets from
 distributions to shareholders                (53,072)       (92,639)       (56,212)       (76,539)       (21,095)        (37,907)

Capital Transactions:
    Proceeds from shares issued             3,480,702      3,987,901      2,828,506      4,151,240      1,437,797       1,615,129
    Dividends reinvested                       36,030         60,057         52,835         71,662          1,777           2,868
    Cost of shares redeemed                (3,472,917)    (4,021,260)    (2,634,314)    (3,541,564)    (1,405,546)     (1,585,072)

Change in net assets from
 capital transactions                          43,815         26,698        247,027        681,338         34,028          32,925

Change in net assets                           43,815         26,698        247,031        681,326         34,028          32,932

Net Assets:
    Beginning of period                     2,199,722      2,173,024      2,060,039      1,378,713        818,452         785,520

    End of period                         $ 2,243,537    $ 2,199,722    $ 2,307,070    $ 2,060,039    $   852,480     $   818,452

Share Transactions:
    Issued                                  3,480,702      3,987,901      2,828,506      4,151,241      1,437,797       1,615,128
    Reinvested                                 36,030         60,057         52,835         71,662          1,777           2,868
    Redeemed                               (3,472,917)    (4,021,260)    (2,634,314)    (3,541,564)    (1,405,546)     (1,585,072)

Change in shares                               43,815         26,698        247,027        681,339         34,028          32,924


See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                 U.S. Government Obligations Fund

                            Investor Shares                                 Select Shares

                Six                                         Six
                Months       Year     Year     Period       Months         Year       Year       Year       Year       Year
                Ended        Ended    Ended    Ended        Ended          Ended      Ended      Ended      Ended      Ended
                April        October  October  October      April          October    October    October    October    October
                30,          31,      31,      31,          30,            31,        31,        31,        31,        31,
                2000         1999     1998     1997<F2>     2000           1999       1998       1997<F2>   1996       1995<F3>
                (Unaudited)                                 (Unaudited)

Net Asset
 Value,
 Beginning
 of Period      $  1.000     $  1.000 $  1.000 $  1.000     $    1.000     $    1.000 $    1.000 $    1.000 $    1.000 $  1.000
Investment
 Activities
    Net
     investment
     income        0.025        0.044    0.050    0.041          0.024          0.042      0.048      0.047      0.049    0.052
Distributions
    Net
     investment
     income       (0.025)      (0.044)  (0.050)  (0.041)        (0.024)        (0.042)    (0.048)    (0.047)    (0.049)  (0.052)

Net Asset
 Value,
 End of
 Period         $  1.000     $  1.000 $  1.000 $  1.000     $    1.000     $    1.000 $    1.000 $    1.000 $    1.000 $  1.000

Total Return        2.41%<F4>    4.54%    5.12%    4.19%<F4>      2.53%<F4>      4.27%      4.86%      4.75%      4.96%    5.38%

Ratios/
 Supplemental
 Data:
Net Assets,
 End of
 Period (000)   $499,347     $386,264 $571,104 $456,133     $1,744,190     $1,813,458 $1,601,920 $1,235,475 $1,357,817 $964,929
Ratio of
 expenses
 to average
 net assets         0.51%<F5>    0.52%    0.52%    0.56%<F5>      0.76%<F5>      0.77%      0.77%      0.74%      0.61%    0.58%
Ratio of net
 investment
 income to
 average
 net assets         5.06%<F5>    4.44%    5.03%    4.95%<F5>      4.79%<F5>      4.19%      4.78%      4.75%      4.84%    5.28%
Ratio of
 expenses
 to average
 net assets<F1>     <F6>         <F6>     <F6>     <F6>           <F6>           <F6>       <F6>       <F6>       <F6>     0.60%
Ratio of net
 investment
 income to
 average
 net assets<F1>     <F6>         <F6>     <F6>     <F6>           <F6>           <F6>       <F6>       <F6>       <F6>     5.26%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective January 8, 1997, the Fund designated the existing shares as
     Select Shares and commenced offering Investor Shares.

<F3> Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio
     merged into the U.S. Government Obligations Fund. Financial highlights for the periods prior to June 5, 1995 represent the U.S. Government Obligations Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary fee reductions during the period.



See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                    Prime Obligations Fund

                                       Six
                                       Months         Year           Year           Year           Year           Year
                                       Ended          Ended          Ended          Ended          Ended          Ended
                                       April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                       2000           1999           1998           1997           1996           1995
                                       (Unaudited)

Net Asset Value, Beginning of Period   $    1.000     $    1.000     $    1.000     $  1.000       $  1.000       $  1.000

Investment Activities
    Net investment income                   0.026          0.044          0.049        0.048          0.047          0.051

Distributions
    Net investment income                  (0.026)        (0.044)        (0.049)      (0.048)        (0.047)        (0.051)

Net Asset Value, End of Period         $    1.000     $    1.000     $    1.000     $  1.000       $  1.000       $  1.000

Total Return                                 2.60%<F1>      4.52%          4.98%        4.89%          4.81%          5.26%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $2,307,070     $2,060,039     $1,378,713     $736,449       $496,019       $456,266
Ratio of expenses to
 average net assets                          0.78%<F2>      0.79%          0.80%        0.85%          0.87%          0.74%
Ratio of net investment income
 to average net assets                       5.17%<F2>      4.43%          4.89%        4.79%          4.72%          5.09%


<F1> Not annualized.

<F2> Annualized.



See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                        Financial Reserves Fund

                                            Six
                                            Months         Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                            2000           1999           1998           1997           1996           1995<F2>
                                            (Unaudited)

Net Asset Value, Beginning of Period        $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000

Investment Activities
    Net investment income                      0.026          0.045          0.050          0.049          0.049          0.054

Distributions
    Net investment income                     (0.026)        (0.045)        (0.050)        (0.049)        (0.049)        (0.054)

Net Asset Value, End of Period              $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000

Total Return                                    2.64%<F2>      4.62%          5.10%          5.04%          5.00%          5.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $852,480       $818,452       $785,520       $800,642       $767,990       $762,870
Ratio of expenses to
 average net assets                             0.69%<F4>      0.68%          0.67%          0.67%          0.67%          0.60%
Ratio of net investment income
 to average net assets                          5.25%<F4>      4.52%          5.01%          4.94%          4.89%          5.40%
Ratio of expenses to
 average net assets<F1>                         <F4>           <F4>           0.68%          0.71%          0.75%          0.76%
Ratio of net investment income
 to average net assets<F1>                      <F4>           <F4>           5.00%          4.90%          4.81%          5.24%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Financial Reserves Portfolio became the Financial Reserves Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.



See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Municipal Bonds (99.4%)

Alabama (3.2%):

Montgomery Hospital,
Series C, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                     $ 5,800    $  5,800

Montgomery Hospital,
Series D, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       5,000       5,000

Montgomery Hospital,
Series E, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       4,600       4,600

Montgomery Hospital,
Series G, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank N.A.                  1,635       1,635

Montgomery Special Care Facilities
Financing Authority Revenue,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       4,900       4,900

                                                        21,935

Arizona (1.4%):

Maricopa County School District NO 4,
6.90% 7/1/00, AMBAC                          7,000       7,031

Pima County,
Industrial Development Authority,
IDR, Brush Wellman, Inc. Project,
5.15%*, 5/4/00**,
LOC National City Bank                       1,500       1,500

State Transportation Board,
7.00%, 7/1/00,
Prerefunded 7/1/00 @ 101                     1,000       1,016

                                                         9,547

Arkansas (1.4%):

Paragould Sales and Use Tax,
5.25%, 7/1/00, AMBAC                         1,205       1,209

State Development Authority,
Police- Wireless Data,
5.00%, 6/1/00, FGIC                          1,100       1,101

State Development Finance Authority,
Potlatch Corp. Project,
Series A, 5.10%*, 5/3/00**,
LOC Bank One AMT                             7,250       7,250

                                                         9,560

Colorado (1.0%):

Denver Colorado City and County,
5.90%, 8/1/03,
LOC Bank One Texas,
Prerefunded 8/1/00 @ 101                     1,000       1,014

Housing Finance Authority,
5.05%*, 5/3/00**, FNMA                       1,060       1,060

Housing Finance Authority,
5.05%*, 5/3/00**, FNMA                     $ 1,075    $  1,075

Pitkin County Industrial
Development Revenue,
5.95%*, 5/1/00**,
LOC Bank One N.A. AMT                        3,500       3,500

                                                         6,649

District of Columbia (3.8%):

District Columbia Revenue
National Academy Of Science
Series B, 4.10%, 8/25/00,
AMBAC, LOC Bank Of America                   2,500       2,500

District Columbia Revenue
National Childrens Center Inc.,
5.10%*,5/4/00**,
LOC Bank of America                          5,305       5,305

District of Columbia Washington,
4.15%, 7/21/00 LOC Bank One                 10,000      10,000

District of Columbia Housing- Carmel,
5.15%*, 5/4/00**,
LOC Bank Of America                          1,000       1,000

District of Columbia,
GO, 4.50, 6/1/00, MBIA                       7,460       7,465

                                                        26,270

Florida (0.8%):

Volusia County Housing Financial
Multifamily Housing Revenue,
5.10%*, 5/3/00**,
LOC Bank Of N.A. AMT                         5,700       5,700

Georgia (2.1%):

Burke County Development Authority
Pollution Control Revenue,
4.00%, 7/14/00, AMBAC,
SPA Rabobank                                 7,000       7,000

Cobb County & Marietta Water
Authority Revenue,
4.60% 11/1/00                                3,000       3,006

Marietta Housing Authority
Mulitfamily Revenue,
5.10%*, 5/3/00**, LOC First Union            4,300       4,300

                                                        14,306

Hawaii (0.3%):

Honolulu City and County,
Series C, GO, 6.90%, 6/1/00,
LOC Morgan Guaranty Trust                    2,000       2,006

Idaho (0.1%):

Nez Perce County,
Pollution Control Revenue,
5.05%*, 5/4/00**,
LOC Bank One N.A.                            1,000       1,000

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

Shares or
Principal Amortized
Security Description Amount Cost

Illinois (12.0%):

Chicago, Noble State Charter,
5.10%*, 5/3/00**,
LOC Bank One N.A.                          $ 2,500    $  2,500

Chicago, Special Facility,
5.10%*, 5/3/00**,
LOC Bank One N.A. AMT                        9,300       9,300

Development Financial Authority Revenue,
5.10%*, 5/4/00**,
LOC Bank One N.A. AMT                        5,390       5,390

Development Financial Authority Revenue,
5.20%*, 5/4/00**,
LOC Bank One N.A. AMT                        1,420       1,420

Development Financial Authority Revenue,
5.20%*, 5/4/00**,
LOC American National
Bank & Trust AMT                             1,000       1,000

Development Financial Authority Revenue,
5.10%*, 5/2/00,
LOC Morgan Guaranty Trust AMT               10,000      10,000

Development Financial Authority Revenue,
5.20%*, 5/4/00**,
LOC American National
Bank & Trust AMT                             1,850       1,850

Development Financial Authority Revenue,
5.20%*, 5/4/00**,
LOC American National
Bank & Trust                                 1,070       1,070

Development Financial Authority Revenue,
5.20%*, 5/3/00**,
LOC American National
Bank & Trust                                 1,600       1,600

Development Financial Authority Revenue,
5.20%*, 5/4/00**,
LOC American National
Bank & Trust AMT                             1,100       1,100

Development Financial Authority Revenue,
5.20%*, 5/4/00**,
LOC American National
Bank & Trust AMT                             2,210       2,210

Development Financial Authority Revenue,
5.05%*, 5/3/00**,
LOC American National
Bank & Trust                                 5,900       5,900

Development Financial Authority,
Catherine Cook School Project,
5.00%*, 5/3/00**,
LOC Harris Bank & Trust                      2,875       2,875

East St. Louis Tax Increment Revenue,
5.20*, 5/4/00**,
LOC Bank Of America                          3,870       3,870

Educational Facility Authority Revenue,
5.05%*, 5/3/00,
LOC American National
Bank & Trust                                11,005      11,005

Galesburg Revenue Knox College Project,
5.15%*, 5/4/00**,
LOC LaSalle National Bank                  $ 5,000     $ 5,000

Hanover Park IDR,
Spectra-Tech, Inc. Project,
5.35%*, 5/4/00**,
LOC Harris Bank & Trust AMT                  1,595       1,595

Havana Industrial Development Authority,
5.25%*, 5/4/00**,
LOC Bank Of America AMT                      2,400       2,400

Kendall & Kane County Community
United School District No 115,
4.99%, 1/11/00                               2,000       2,008

Lombard, 5.20%*, 5/4/00**,
LOC American National
Bank & Trust AMT                             1,830       1,830

Savanna Industrial Development
Revenue Metform Corp.
Project Series B, 5.10%*, 5/3/00**,
LOC Bank One N.A. AMT                        1,000       1,000

State Development Financial Authority,
EDR, CPL/Downers Grove Partnership,
5.59%*, 5/3/00**,
LOC LaSalle National Bank                    4,400       4,400

Tinley Park Special Assignment,
5.10%*, 5/3/00**,
LOC Old Kent Bank AMT                          140         140

Yorkville Wheaton & Co. Project,
5.20%*, 5/4/00**,
LOC Amrican National Bank AMT                1,800       1,800

                                                        81,263

Indiana (10.2%):

Auburn Economic Development,
4.05*, 5/1/00**,
LOC Bank One Michigan AMT                    2,000       2,000

Bedford Economic Development
Revenue White River Lodge,
5.10%*, 5/4/00**, LOC FHLC                   1,725       1,725

Educational Facility Authority Revenue,
Bethel College,
Series A, 5.05%*, 5/3/00**,
LOC Bank One                                 3,200       3,200

Elkhart, EDR, 4.40%*, 5/1/00**,
LOC Bank One N.A.                              525         525

Evansville Economic Development
Revenue Ball Corp. Project,
5.05%*, 5/3/00,
LOC Wachovia                                 3,500       3,500

Financing Authority Health
Facility Revenue,
Baptist Homes of Indiana,
5.10%*, 5/4/00**,
LOC Bank One                                 4,785       4,785

Fort Wayne Industrial Economic
Development Revenue,
5.10%*, 5/3/00**,
LOC Societe Generale AMT                     3,000       3,000

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Indianapolis, EDR,
White Arts, Inc. Project,
5.25%*, 5/4/00**,
LOC Fifth Third Bank                       $ 4,300     $ 4,300

Lagrande County Industrial
Economic Development Revenue
LA West Inc. Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             2,200       2,200

Lagrande County, IDR,
5.20%*, 5/3/00**,
LOC Bank One N.A. AMT                        2,600       2,600

Lawrence Southwark,
5.35%*, 5/4/00**,
LOC Mellon Bank AMT                          2,500       2,500

Madison Economic Development
Revenue Arvin Sango, Inc. Project,
5.20%*, 5/3/00**,
LOC Bank One N.A.                            7,900       7,900

Mooresville Viking Air Tools,
5.20%*, 5/3/00**,
LOC Bank One N.A.                            4,060       4,060

Noblesville,
Rivers Edge Apartments Project,
5.10%*, 5/4/00**, LOC Bank One               2,935       2,935

Orleans Industry Economic Development,
5.20%*, 5/4/00**,
LOC Bank One N.A. AMT                        4,600       4,600

Plymouth, EDR,
5.57%*, 5/4/00**, LOC Star Bank              5,060       5,060

Richmond Economic Development Revenue
Friends Fellowship Project,
5.10%*, 5/4/00**, LOC Bank One               2,700       2,700

Rushville Economic Development Revenue,
5.25%*, 5/4/00**, FGIC                       1,780       1,780

Seymour Economic Development Revenue
Spaceguard, Inc. Project,
5.20%*, 5/3/00**, LOC Bank One               1,210       1,210

State Development Financial Authority
Economic Development Revenue,
5.20%*, 5/4/00,
LOC American National
Bank & Trust AMT                             1,100       1,100

State Development Financial Authority,
EDR, Dura-Crete Project,
5.20%*, 5/4/00,
LOC Bank One AMT                             3,470       3,470

State Education Wesleyan,
5.10%*, 5/3/00**, LOC Bank One               2,500       2,500

Vincennes Economic Development Revenue,
5.25%*, 5/4/00**, FHLB                       1,875       1,875

                                                        69,525

Iowa (1.3%):

City of Urbandale,
5.10%*, 5/3/00**,
Guaranteed by Principle
Mutual Life Insurance Co.                    9,200       9,200

Kentucky (5.8%):

Boone County,
3.75%, 6/30/00                             $ 2,100    $  2,100

Boone County, Industrial Building Revenue,
Multi-Color Corp. Project,
5.25*, 5/4/00**,
LOC PNC Bank AMT                             1,750       1,750

Covington Industrial Building Revenue
St. Charles Center,
5.22%*, 5/4/00**,
LOC First Star Bank                          3,495       3,495

Dayton Industrial Building Revenue,
Woodcraft
Manufacturing Co., Inc. Project,
5.45%*, 5/4/00**,
LOC Fifth Third Bank                           610         610

Economic Development Financial Authority
Hospital Facilities Revenue,
5.20%*, 5/4/00,
LOC Firstar Bank                             7,100       7,100

Kenton County,
3.75%, 6/30/00                               4,489       4,489

Kentucky Interlocal School,
4.00%, 6/30/00                              10,000      10,008

Lexington Fayette Urban County
Government Industrial
Building Revenue,
5.15%*, 5/4/00**,
LOC National City Bank                       3,870       3,870

Mayfield Multi-City Lease Revenue,
5.20%*, 5/3/00**, LOC PNC Bank               4,000       4,000

Somerset, Industrial Building Revenue,
Glen Oak Lumber & Mining,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,010       2,010

                                                        39,432

Maine (1.5%):

Maine Health & Higher Education,
4.00%, 7/1/00, MBIA                          1,180       1,181

Maine Health & Higher Education,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank N.A.                  5,300       5,300

Maine Health & Higher Education,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank N.A.                  1,600       1,600

State Of Maine, 4.50%, 6/22/00               2,085       2,086

                                                        10,167

Maryland (0.6%):

Harford County,
5.25%*, 5/4/00**,
LOC Harris Trust & Savings
Bank AMT                                     1,725       1,725

Maryland State,
6.75%, 7/1/00,
Prerefunded 7/1/00 @ 102, UST                2,560       2,683

                                                         4,408

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Michigan (3.2%):

Kentucky Hospital Financial Authority
Michigan Limited Obligation Revenue,
5.10%*, 5/4/00**,
LOC Hunington Bank                         $ 1,010     $ 1,010

Lawrence-Fort Harrison Industrial Reuse
Authority Tax Increment Revenue,
5.18%*, 5/5/00**,
LOC Fifth Third Bank                         2,500       2,500

State Strategic FD Limited Obligation
Revenue International Sales Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             3,100       3,100

State Strategic FD Limited Obligation
Revenue International Sales Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             2,000       2,000

State Strategic FD Limited Obligation
Revenue International Sales Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             2,700       2,700

State Strategic FD Limited Obligation
Revenue International Sales Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             2,000       2,000

State Strategic FD Limited Obligation
Revenue International Sales Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             1,200       1,200

State Strategic FD Limited Obligation
Revenue International Sales Project,
5.10%*, 5/4/00**,
LOC Old Kent Bank                            1,100       1,100

State Micron,
5.20%*, 5/3/00**, LOC Bank One               1,000       1,000

State Strategic,
Fleet Engineers Inc. Project,
5.25%*, 5/4/00,
LOC Comerica Bank AMT                        1,600       1,600

State Strategic,
Thermal Transfer Inc. Project,
5.25%, 5/4/00**,
LOC Comerica Bank AMT                        3,575       3,575

                                                        21,785

Minnesota (0.9%):

Hubbard County Solid Waste Disposal Revenue
Potlatch Corp. Project,
5.10%*, 5/3/00**,
LOC Wachovia AMT                             4,000       4,000

St. Paul Housing and Redevelopment
Authority Revenue,
4.70%, 12/1/00 LOC Norwest                   1,980       1,988

                                                         5,988

Missouri (2.7%):

Health Care - Series AA,
5.40% 6/1/00, MBIA                           1,450       1,452

Kansas City, IDR,
Multifamily Housing Revenue,
J.C. Nichols Co. Project,
5.20%*, 5/1/00**,
Guaranteed by Principle Mutual
Life Insurance Co.                         $ 3,600     $ 3,600

St. Charles County Industrial
Development Revenue Cedar Ridge,
5.10%*, 5/4/00**,
LOC Bank One N.A.                           13,700      13,700

                                                        18,752

Nevada (0.7%):

Reno, EDR, Dunsirn Industries Project,
5.25%, 5/4/00**,
LOC Firstar Bank AMT                         3,800       3,800

Washoe County,
4.45%, 7/1/00, MBIA                          1,000       1,001

                                                         4,801

New Hampshire (1.5%):

Higher Education,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank N.A.                  1,500       1,500

Higher Educational & Health Facilities
Authority Revenue,
5.10%*, 5/3/00**,
AMBAC, LOC SPA Mellon Bank                   5,300       5,300

State Business APEX,
5.33%*, 5/4/00**
LOC Huntington Bank                          3,500       3,500

                                                        10,300

North Calolina (0.3%):

Wilkes County Industrial & Pollution
Control Authority,
5.20%*, 5/4/00**,
LOC Bank Of America AMT                      2,200       2,200

North Dakota (0.3%):

Burleigh County Health,
5.00%, 5/1/00, MBIA                          2,060       2,060

Ohio (11.1%)"

Akron Special Assignment,
4.36%, 12/15/00                              2,000       2,003

Amanda Clearcreek Local School
District Fairfield County,
4.68%, 6/15/00                               2,060       2,062

Avon Local School District,
4.64%, 6/15/00                               2,600       2,602

Central Ohio Local School District,
4.75%, 6/7/00                                1,242       1,243

Cuyahoga County Hospital Revenue,
5.10%*, 5/3/00**, AMBAC                     10,000      10,000

Cuyahoga County Hospital Revenue
Cleveland Clinic,
5.10%*, 5/3/00**,
LOC Chase Manhatten                         21,700      21,699

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Franklin County Hospital Revenue
Doctors Ohio Health,
5.12%*, 5/4/00**,
LOC Bank One                               $ 8,000     $ 8,000

Lake County, 4.50%, 12/14/00                 1,650       1,654

Massilion Ohio, 4.51%, 1/12/01               4,150       4,157

Norteastern Local School District,
4.60%, 6/28/00                               7,750       7,757

Northwood, TRAN,
4.45%, 7/27/00                                 900         901

Richland County Ohio,
4.32%, 11/30/00                              1,437       1,440

Riverside Local School District,
4.73%, 6/10/00                               1,500       1,501

Seneca County, 4.36%, 12/7/00                1,150       1,152

Twinsburg Industrial
Development Revenue,
5.95%*, 5/1/00**,
LOC PNC Bank AMT                             3,000       3,000

Westfall Local School District,
4.75%, 6/1/00                                6,507       6,510

                                                        75,681

Oklahoma (1.1%):

County Finance Authority,
IDR, Hutto-Carbon Office Project,
3.80%*, 5/1/00**, FGIC                       1,650       1,650

County Finance Authority,
IDR, Perrine Office Project,
3.80%*, 5/1/00**, FGIC                       3,170       3,170

Creek County Industrial Authority Revenue,
4.00%, 6/1/00, LOC Bank One                  1,575       1,575

Tulsa, OK, 6.00%, 12/1/00                    1,040       1,050

                                                         7,445

Pennsylvania (5.6%):

College Township Industrial Development
Authority Revenue,,
5.05%*, 5/3/00**,
LOC Bank One N.A.                            4,500       4,500

Emmaus General Authority Revenue,
5.10%*, 5/3/00**,
GIC Goldman Sachs                           13,000      13,000

Emmaus General Authority Revenue,
5.10%*, 5/3/00**,
GIC Goldman Sachs                           10,000      10,000

Erie County Hospital Authority,
Mercy Terrace Project,
5.10*, 5/4/00**,
LOC PNC Bank                                 2,145       2,145

Lancaster Hospital Luthercare,
5.13%*, 5/4/00**,
LOC Allfirst Bank                            5,000       5,000

Pittsburgh Urban Redevelopment,
3.65%, 8/15/00, AMT                        $ 2,000     $ 2,000

Scranton-Lackwanna Health & Welfare
Authority Revenue,
5.00%, 7/1/00, MBIA                          1,825       1,829

                                                        38,474

South Carolina (0.6%):

Cherokee County,
5.20*, 5/3/00**,
LOC Bank One N.A. AMT                        2,900       2,900

South Carolina State,
5.75%, 8/1/00                                1,025       1,031

                                                         3,931

Tennessee (4.8%):

Clarksville Public Building
Authority Revenue,
5.10%*, 5/4/00**,
LOC Bank One N.A.                           10,000      10,000

Clarksville Public Building
Authority Revenue,
5.10%*, 5/4/00**,
LOC Bank One N.A.                            4,200       4,200

Memphis, 5.20%*, 5/3/00**,
LOC WestDeutsche Bank AMT                    3,100       3,100

Metropolitan Government
Nashville & Davidson County,
5.10%*, 5/4/00**,
LOC Bank of America N.A.                     1,900       1,900

Montgomery County Public
Building Authority,
5.10%*, 5/4/00**,
LOC Bank Of America                          6,000       6,000

Shelby County, 4.75%, 6/1/00                 1,000       1,001

Stewart County, 5.15%*, 5/3/00**,
LOC Toronto Dominion Bank AMT                5,000       5,000

White House Utility District Tennessee
Robertson And Sumner Waterworks,
4.50%, 6/1/00                                2,000       2,001

                                                        33,202

Texas (2.5%):

Port Corpus Christie Authority Nueces
County Solid Waste Disposal
Koch Refining Co.,
5.20%*, 5/3/00**, AMT                        2,000       2,000

State, GO, 4.50%, 8/31/00                    8,500       8,522

Texas State Financial Assistance,
4.25% 8/1/00                                 2,735       2,735

Texas State, 5.70%, 2/1/01                   1,000       1,009

Trinity River Authority Regulation
Wastewater System Revenue,
7.00%, 8/1/00, AMBAC                         2,750       2,770

                                                        17,036

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Utah (0.1%):

State, GO, 4.70%, 7/1/00, AMBAC            $ 1,000    $  1,002

Vermont (2.0%):

Education & Health Buildings,
5.10%*, 5/3/00**, AMBAC,
SPA Mellon Bank N.A.                         8,200       8,200

Education & Health Buildings,
5.10%*, 5/3/00**, AMBAC,
SPA Mellon Bank N.A.                         4,000       4,000

Education & Health Buildings,
5.10%*, 5/3/00**, AMBAC,
SPA Mellon Bank N.A.                         1,800       1,800

                                                        14,000

Virginia (2.2%):

Capital Region Apartment Community
Passenger Facility Charge Revenue,
5.20*, 5/4/00**,
LOC First Union AMT                          3,500       3,500

Lynchburg Industrial Development
Authority Hospital,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank N.A.                  1,000       1,000

Lynchburg Industrial Development
Authority Hospital,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank N.A.                  5,100       5,101

State Public Building,
5.70%, 8/1/00                                1,000       1,005

Virginia State Public School Authority,
5.00% 8/1/00                                 4,775       4,785

                                                        15,391

West Virginia (1.6%):

State Hospital Finance Authority,
5.10%, 5/3/00**, AMBAC,
SPA Mellon Bank N.A.                         5,700       5,700

State Hospital Financial Authority
Hospital Revenue,
5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       5,300       5,300

                                                        11,000

Wisconsin (12.7%):

Antigo,
4.06%, 10/30/00, TRANS                       4,100       4,101

Antigo Industrial Development
Revenue Plaspack USA,
5.25%*, 5/3/00**,
LOC Firstar Bank AMT                         2,100       2,100

Beaver Dam Industrial
Development Revenue,
5.20%*, 5/3/00**,
LOC Bank One Wisconsin AMT                   2,000       2,000

Beloit School District,
4.19%, 11/1/00                               1,425       1,425

Bethel & Tate Local School District,
4.63%, 6/21/00                               5,326       5,330

Burlington Community Development
Authority Industrial
Development Revenue,
5.20*, 5/4/00**,
LOC Bank One AMT                           $ 4,500     $ 4,500

Caledonia Industrial Development,
5.20%*, 5/4/00**,
LOC Bank One AMT                             3,000       3,000

Cook County, 7.25%, P/R 11/1/00              3,000       3,103

D.C. Everest Area School,
GO, 3.87%, 8/24/00                           5,100       5,101

Evansville Industrial Development
Revenue Stoughton Trailers Inc.,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,000       2,000

Fox Point & Bayside
School District NO 002,
4.12%, 10/13/00, AMT                         1,170       1,170

Fredonia, IDR,
Capital Stampings Corp. Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,175       2,175

Grafton School District, TRAN,
4.12%, 6/30/00                               1,700       1,700

Grafton School District, TRAN,
4.10%, 9/29/00                               1,700       1,700

Industrial Development Revenue Bond,
5.25%*, 5/4/00**,
LOC Firstar Bank AMT                         1,565       1,565

Industrial Development Revenue Bond,
5.25%*, 5/4/00**,
Firstar Bank LOC                             1,595       1,595

Industrial Development Revenue Bond,
5.25%*, 5/4/00,
LOC Firstar Bank AMT                         1,850       1,850

Industrial Development Revenue Bond,
5.25%*, 5/4/00**,
LOC Firstar Bank AMT                         1,930       1,930

Kenosha Industrial Development
Revenue Metalmen Building Project,
5.20%*, 5/4/00,
LOC Bank One AMT                             3,295       3,296

Kenosha Industrial Development
Revenue Metalmen Building Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             1,500       1,500

Lake Geneva Genoa City Unified
High School District,
4.27%, 9/29/00                               1,500       1,500

Lake Mills School District Tax & Revenue,
4.00%, 9/1/00                                2,300       2,300

New Richmond School District,
4.20%, 11/1/00                               2,500       2,501

Nicolet School District,
4.08%, 10/30/00,
LOC Bank Of America                          1,200       1,200

See notes to financial statements.

THE VICTORY PORTFOLIO                     Schedules of Investments--continued
Tax-Free Money Market Fund                                     April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Onalaska School District,
4.08%, 10/18/00                            $ 2,600     $ 2,601

Pewaukee School District, TRAN,
3.95%, 9/14/00                               5,000       5,001

Port Washington Saukville,
4.14%, 10/30/00                              2,350       2,351

Pulaski Industrial Development Revenue,
5.20%*, 5/3/00**,
LOC Bank One AMT                             1,485       1,485

Rock Industrial Development
Revenue State Disposal Project,
5.20%*, 5/4/00**,
LOC Bank One Wisconsin AMT                   1,200       1,200

Saukville Busch,
5.20%*, 5/4/00**,
LOC Bank One Wisconsin AMT                   2,375       2,375

Waukesha Industrial Development,
5.20%*, 5/4/00**,
LOC Bank One Wisconsin AMT                   3,800       3,800

West Bend City School District No. 1,
4.23%, 10/6/00                               2,000       2,000

Whitefish Bay, 4.00%, 6/21/00                2,200       2,200

Whitewater Maclean, IDR,
5.20%*, 5/3/00**,
LOC Bank of America                          1,900       1,900

William Bay School District
Tax & Revenue,
4.12%, 8/25/00                               1,200       1,201

Winneconne, TRAN,
4.20%, 10/25/00                              1,500       1,500

                                                        86,256

Total Municipal Bonds (Amortized Cost $680,272)        680,272

Investment Companies (0.2%)

Federated Tax-Free
Money Market Fund                        1,658,625     $ 1,659

Total Investment Companies (Cost $1,659)                 1,659

Total Investments (Cost $681,931) (a) -- 99.6%         681,931

Other assets in excess of liabilities -- 0.4%            2,909

TOTAL NET ASSETS -- 100.0%                            $684,840

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- AMBAC Indemnity Corp.

AMT -- Alternative Minimum Tax

FGIC -- Insured by Financial Guaranty Insurance Corp.

FHLB -- Insured by Federal Home Loan Bank

FHLC -- Insured by Federal Home Loan Corp.

FNMA -- Federal National Mortgage Assoc.

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Assoc.

P/R -- Prerefunded U.S. Treasury Security

SPA -- Standby Purchase Agreement

TRAN -- Tax and Revenue Anticipation Note

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Municipal Bonds (99.5%)

Ohio (99.5%):

Akron Bath Copley Township Hospital,
Visiting Nurse Services Inc. Project,
5.15%*, 5/4/00**,
LOC National City Bank                     $    35    $     35

Anthony Wayne Local School District,
GO, BAN, 4.61%,                              5,000       5,010

Ashland County Jail Construction,
GO, 4.28%, 11/30/00                          2,100       2,103

Ashtabula County Medical Center Project
Revenue, Hospital & Nursing
Home Improvements,
5.10%*, 5/4/00**, LOC Bank One               2,950       2,950

Ashtabula County, Brighton Manor Co.
Project Revenue, Industrial
Improvement, 5.20%*, 5/3/00**,
LOC Bank One AMT                             2,400       2,400

Auglaize County, G.A. Wintzer & Son Co.
Project, IDR, 5.20%*, 5/4/00**,
LOC Bank One AMT                             1,780       1,780

Barberton, GO, 4.60%, 4/19/01                2,600       2,605

Bedford Heights,
Olympic Steel Inc. Project,
5.20%*, 5/3/00**,
LOC National City Bank AMT                   1,050       1,050

Blanchester Local School District,
GO, BAN, 4.65%, 6/26/00                      4,646       4,651

Bowling Green, IDR,
Lamson & Sessions Project,
5.20%*, 5/4/00**, LOC General Electric
Capital Corp. AMT                            2,000       2,000

Bowling Green, IDR,
Lamson & Sessions Project,
5.27%*, 5/4/00**, LOC Mid American
National Bank AMT                            1,605       1,605

Brooklyn, IDR, Clinton Road Project,
4.45%*, 5/1/00**, LOC Bank One                 510         510

Bryan, GO, BAN, 4.15%, 9/7/00                4,888       4,888

Butler County, Crystal Partners, IDR,
5.25%*, 5/4/00**, LOC Firstar AMT            3,430       3,430

Butler County, Hospital Facilities Revenue,
5.15%*, 5/4/00**,
LOC Fifth Third Bank                         1,300       1,300

Cambridge City School District, GO, BAN,
4.75%, 6/1/00                                8,232       8,236

Centerville Health Care Revenue,
Bethany Lutheran,
5.10%*, 5/3/00**, LOC PNC Bank               4,350       4,350

Cincinnati City School District,
Series C, TAN,
5.25%, 12/1/00, AMBAC                        3,325       3,345

Cincinnati, Bethesda One Ltd.
Partners Revenue,
3.60%*, 8/1/00**, LOC Bank One               1,065       1,065

Cincinnati, IDR, 4th Star Ltd.
Partnership Project, TAN,
4.35%*, 5/1/00**, LOC PNC Bank             $ 6,450    $  6,450

Cleveland Airport Improvement, Series D,
5.10%*, 5/3/00**,
LOC Toronto Dominion Bank AMT                1,400       1,400

Cleveland Heights, GO, BAN,
3.82%, 8/25/00                               1,035       1,036

Cleveland Heights, GO, BAN,
4.55%, 4/27/01                               1,000       1,001

Cleveland Income Tax Revenue,
4.95%*, 5/3/00**, AMBAC,
SPA Toronto Dominion                           219         219

Clinton County Revenue, Hospital &
Nursing Home Improvements,
5.10%*, 5/3/00**,
LOC Fifth Third Bank                        27,000      26,999

Clinton County, Airport Facilities Revenue,
5.10%*, 5/4/00**,
LOC Wachovia Bank                            6,800       6,800

Clinton County, Hospital Capital,
5.10%*, 5/3/00**,
LOC Fifth Third Bank                        23,600      23,600

Columbiana County, IDR,
C & S Land Co. Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,970       2,970

Columbus Sewer Revenue,
5.70%, 6/1/00                                1,330       1,333

Coshocton County, Memorial Hospital
Project Revenue,
5.10%*, 5/4/00**, LOC Bank One               3,155       3,155

Coshocton County, Memorial Hospital
Project Revenue,
5.05%*, 5/4/00**, LOC Bank One               3,000       3,000

Crestline Village, GO, BAN,
4.72%, 4/5/01                                1,176       1,179

Cuyahoga County Health Care
Facilities Revenue,
Applewood Centers Inc. Project,
5.18%*, 5/5/00**,
LOC Fifth Third Bank                         1,250       1,250

Cuyahoga County Hospitals Revenue,
Series A, 5.10%*, 5/3/00**,
AMBAC, SPA Bank of America                   2,600       2,600

Cuyahoga County Hospitals,
Cleveland Clinic Project Revenue,
Series B, 5.10%*, 5/3/00**,
LOC Chase Manhattan Bank                    12,200      12,200

Cuyahoga County Hospitals,
Cleveland Clinic,
Series C, 5.10%*, 5/3/00**,
SPA Bank of America                          7,350       7,350

Cuyahoga County Hospitals,
Cleveland Clinic, Series D,
5.80%*, 5/1/00**                             9,345       9,345

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Cuyahoga County Hospitals,
University Hospital Cleveland,
5.95%*, 5/1/00**,
LOC Chase Manhattan Bank                   $ 9,080    $  9,080

Cuyahoga County Hospitals,
University Hospital Revenue,
Series D, 5.10%*, 5/4/00**,
AMBAC, SPA Chase Manhattan Bank              7,400       7,400

Cuyahoga County, Cleveland Clinic,
Series A, 5.10%*, 5/3/00**,
SPA Chase Manhattan Bank                       425         425

Cuyahoga County,
Continuing Care Facilities Revenue,
5.10%*, 5/4/00**,
LOC Lasalle National Bank                    7,500       7,500

Cuyahoga County, IDR,
Allen Group Inc. Project,
5.10%*, 5/3/00**,
LOC Dresdner Bank AG AMT                     2,600       2,600

Cuyahoga County, IDR, Crestmont-Cleveland
Partnership Project,
4.85%*, 10/16/00**,
LOC Bank One AMT                               415         415

Cuyahoga County, IDR, Decorp Project,
5.10%*, 5/4/00**, LOC Bank One               1,720       1,720

Cuyahoga County, IDR,
Landerhaven Executive Project,
4.77%*, 5/3/00**, LOC Firstar                1,995       1,995

Cuyahoga County, IDR,
Progressive Plastics Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             1,225       1,225

Cuyahoga County, IDR,
Watt Printing Co. Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,810       2,810

Cuyahoga Falls,
Hospital Facilities Revenue,
Portage Trail Care Center Project,
5.23%*, 5/4/00**,
LOC Fifth Third Bank                         2,100       2,100

Cuyahoga Falls,
Hospital Facilities Revenue,
Portage Trail Care
Center Project,
5.23%*, 5/4/00**,
LOC Fifth Third Bank                         3,000       3,000

Deerfield Township, GO,
3.87%, 6/29/00                                 800         800

Deerfield Township, GO,
Equipment Acquisition,
4.43%, 12/7/00                               1,000       1,002

Deerfield Township, GO,
Public Utilities, 4.47%, 12/7/00               500         501

Deerfield Township, GO, TAN,
4.67%, 2/1/01                                1,000       1,002

Deerfield Township,
Sewer Improvement Project, GO,
3.87%, 6/29/00                             $   659    $    659

Deerfield Township,GO, BAN,
Public Improvements,
4.03%, 8/3/00                                  367         367

Eastlake, IDR,
Astro Model Development Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             3,225       3,225

Erie County, GO, BAN,
4.13%, 6/1/00                                1,120       1,120

Erie County, GO, BAN,
4.88%, 10/26/00                              1,900       1,906

Erie County, GO, BAN,
4.13%, 10/26/00                              1,440       1,442

Euclid, GO, BAN, 3.70%, 7/28/00              2,055       2,056

Fairborn, EDR,
5.47%*, 5/4/00**, LOC Firstar                  540         540

Fairfield County School District,
GO, TAN, 4.28%, 10/28/00                     1,550       1,553

Fairfield County, BAN,
3.97%, 7/25/00, AMT                          1,000       1,001

Fairfield County, GO, BAN,
4.54%, 1/25/01 AMT                             930         932

Franklin County Hospital Revenue,
Children's Hospital Project,
Series B, 5.20%*, 5/4/00**,
LOC Bank One                                 8,600       8,600

Franklin County Hospital Revenue,
Doctors Ohio Health,
Series B, 5.12%*, 5/4/00**,
LOC National City Bank                      25,455      25,455

Franklin County Hospital Revenue,
Riverside Hospital,
7.25%, 5/15/20,
Prerefunded 5/15/00 @ 102, MBIA              1,350       1,379

Franklin County Hospital Revenue,
Riverside Hospital,
7.60%, 5/15/20,
Prerefunded 5/15/00 @ 102                    1,500       1,532

Franklin County Hospital Revenue,
U.S. Health Corp.,
Series A, 5.10%*, 5/4/00**,
LOC Morgan Guaranty Trust                    5,945       5,945

Franklin County Hospital Revenue,
U.S. Health Corp.,
Series C, 5.10%*, 5/4/00**,
LOC Morgan Guaranty Trust                   10,150      10,150

Franklin County,
Health Care Facilities Revenue,
5.15%*, 5/4/00**,
LOC National City Bank                       2,275       2,275

Franklin County, IDR,
Alco Standard Corp. Project,
5.15%*, 5/4/00**,
LOC Bank of America                          1,300       1,300

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Franklin County, IDR,
Capitol South Community
Redevelopment, 4.35%*, 5/1/00**,
LOC Huntington National Bank               $ 5,920    $  5,920

Franklin County,
IDR, Media Inc. Project,
3.40%*, 9/1/00**, LOC KeyBank                1,605       1,605

Franklin County, Jacobson Stores,
4.35%*, 5/1/00**,
LOC Bank One                                 6,600       6,600

Geauga County,
Health Care Facilities,
Heather Hill Inc. Project,
Series B, 5.13%*, 5/4/00**,
LOC Bank One                                10,025      10,025

Geauga County, IDR,
Gold Key Processing Project,
5.10%*, 5/3/00**,
LOC Fifth Third Bank AMT                     1,400       1,400

Granville, GO, BAN, 3.76%, 5/16/00             500         500

Greene County, Health Care,
Friends Health Care Association,
5.18%*, 5/4/00**, LOC Bank One               3,885       3,885

Grove City, IDR,
Cross Country Inns Inc.,
5.10%*, 5/4/00**, LOC Bank One               1,370       1,370

Hamilton County Hospital Revenue,
Beechwood Home Project,
5.17%*, 5/4/00**, LOC Firstar                3,900       3,900

Hamilton County Hospital Revenue,
Drake Center Inc.,
Series A, 5.10%*, 5/4/00**,
LOC Firstar                                 15,500      15,500

Hamilton County Revenue,
Affordable Housing,
Series A, 5.10%*, 5/4/00,
LOC Bank One                                 3,500       3,500

Hamilton County Revenue,
Childrens Hospital Medical Center,
Series A, 5.10%*, 5/4/00**,
LOC PNC Bank                                 3,800       3,800

Hamilton County Revenue,
Mulitfamily Housing,
Pleasent Run Apartments Project,
5.15%*, 5/4/00**,
LOC PNC Bank AMT                             1,700       1,700

Hamilton County Revenue,
Multifamily Housing,
Forest Ridge Apartment Project,
5.15%*, 5/4/00**, LOC PNC Bank               9,800       9,800

Hamilton County, EDR,
Boys/Girls Club Inc. Project,
5.10%*, 5/4/00**, LOC PNC Bank               2,700       2,700

Hamilton County, EDR,
Cincinnati Performing Arts,
5.15%*, 5/4/00**,
LOC Fifth Third Bank                         1,100       1,100

Hamilton County, EDR,
Union Institute Project,
5.20%*, 5/4/00**,
LOC Bank of Montreal                         2,335       2,335

Hamilton County, GO, BAN,
3.40%, 6/9/00                              $ 6,400    $  6,400

Hancock County, GO, BAN,
5.00%, 11/21/00                              1,012       1,017

Hilliard, GO, BAN,
3.85%, 7/21/00                               1,500       1,501

Hilliard, IDR, National Sign,
5.20%*, 5/3/00**,
LOC Bank One AMT                             3,400       3,400

Huber Heights, BAN,
4.25%, 11/1/00                                 726         727

Huron County, IDR,
American Baler Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             1,700       1,700

Independence, GO, BAN,
3.24%, 5/12/00                               4,600       4,600

Independence, GO, BAN,
3.85%, 8/10/00                               2,000       1,999

Independence, GO, BAN,
3.95%, 8/10/00                               9,250       9,251

Indian Hill, EDR,
Cincinnati Country Day School,
4.97%*, 5/3/00**,
LOC Fifth Third Bank                           200         200

Jackson County, GO, BAN,
4.75%, 11/1/00                               9,900       9,922

Jackson Local School District,
Stark & Summit Counties, BAN,
4.13%, 10/12/00                              1,364       1,365

Lake County, EDR,
Lake County YMCA Project,
5.10%*, 5/4/00**, LOC Bank One               2,860       2,860

Lake County, GO, BAN,
4.50%, 6/15/00                              12,390      12,397

Lake County, GO, BAN,
4.13%, 9/14/00                               1,910       1,912

Lake Local School District,
Stark County, GO, BAN,
3.75%, 6/29/00                               3,600       3,601

Lakewood, Series A, GO, BAN,
4.75%, 12/1/00                               2,870       2,877

Lebanon, GO, BAN,
3.91%, 7/28/00                                 600         600

Licking County, IDR,
Sunfield Inc. Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             1,115       1,115

Lorain County, EDR,
Crestmont-Cleveland
Partnership Project,
4.40%*, 10/16/00**,
LOC Bank One                                   905         905

Lowellville Local School District, GO,
BAN, 4.75%, 12/14/00                         1,050       1,053

Lucas County, EDR,
Maumee Valley Country Day School
Project, 5.27%*, 5/4/00**,
LOC Mid American National Bank               3,705       3,705

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Lucas County, IDR,
American Capital Properties,
5.25%*, 5/4/00**,
LOC National City Bank AMT                 $ 3,405    $  3,405

Lucas County, IDR,
Bunting Bearings Corp. Project,
5.25%*, 5/4/00**,
LOC National City Bank                       1,525       1,525

Lucas County, IDR,
Conforming Matrix Corp. Project,
5.32%*, 5/4/00**,
LOC Mid American National Bank               1,320       1,320

Mahoning County Healthcare
Facilities Revenue,
Copeland Oaks Project,
5.10%*, 5/4/00**,
LOC Bank One                                 3,090       3,090

Mansfield, GO, BAN, 3.62%, 5/25/00           3,000       3,001

Mansfield, GO, BAN, 4.20%, 9/28/00           1,250       1,252

Maplewood Local School District, GO, BAN,
4.46%, 8/15/00                               1,397       1,398

Marion City School District, GO, BAN,
4.43%, 8/17/00                               4,950       4,956

Marion City School District, GO, BAN,
4.78%, 8/17/00                               2,500       2,504

Marion County Hospital Revenue,
Pooled Leasing Program,
5.15%*, 5/4/00**, LOC Bank One               2,460       2,460

Marion County, Hospital Revenue,
Pooled Leasing Program,
5.15%*, 5/4/00**, LOC Bank One               2,475       2,475

Marion County, IDR, Semco Inc. Project,
5.23%*, 5/4/00**,
LOC Huntington National Bank                 1,000       1,000

Marion Local School District, BAN,
4.96%, 6/15/00                               1,266       1,267

Marysville Local School District,
GO, BAN, 3.61%, 6/1/00                      10,000      10,003

Marysville, GO, 7.20%, 12/1/10, AMBAC        1,000       1,036

Mason, GO, BAN, 3.95%, 10/26/00              1,600       1,600

Mason, GO, BAN, 4.32%, 10/26/00              1,200       1,203

Mason, GO, BAN, 4.21%, 11/9/00               1,000       1,001

Mayfield City School District, BAN,
Series A, 3.61%, 7/6/00                      1,350       1,350

Monroe County,
Income Tax Corridor 75,
5.20%*, 5/4/00**,
LOC Bank of Montreal                         2,000       2,000

Monroe, GO, BAN, 4.09%, 6/1/00                 700         700

Montgomery County Healthcare
Facilities Revenue,
Greater Dayton Area-MRI Project,
5.25%*, 5/3/00**, LOC KeyBank                  340         340

Montgomery County, IDR,
Citywide Development Corp. Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,190       2,190

Montgomery County, IDR,
Town Centers Ltd. Partner Project,
4.05%*, 5/15/00**,
LOC National City Bank                     $ 2,270    $  2,270

Montgomery, IDR, Bethesda Two Ltd.,
5.53%*, 5/5/00**,
LOC Huntington National Bank                 2,635       2,635

Morrow County, GO, BAN,
4.15%, 9/7/00                                3,740       3,744

Mt. Gilead Exempt Village
School District, GO, BAN,
4.92%, 6/15/00                               1,000       1,001

Mt. Gilead Exempt Village
School District, GO, BAN,
4.48%, 12/20/00                              5,000       5,009

New Albany, GO, BAN,
4.49%, 12/21/00                              2,080       2,085

New Miami Local School District, BAN,
4.65%, 8/24/00                               1,000       1,002

Oak Hill Local School District, GO, BAN,
4.65%, 8/9/00                                3,427       3,432

Olentangy Local School District, BAN,
4.88%, 9/15/00                               5,808       5,819

Paulding County Hopitals, GO,
4.50%, 9/14/00                               1,900       1,903

Perrysburg, BAN, 4.30%, 8/17/00              4,045       4,052

Perrysburg, GO, BAN, 4.45%, 11/16/00         2,250       2,255

Pickerington, GO, BAN, 3.57%, 6/23/00        1,875       1,875

Plymouth-Shiloh Local
School District, GO, BAN,
5.00%, 8/14/00                               1,761       1,763

Portage County, IDR,
NCSP Limited Partnership Project,
5.20%*, 5/3/00**,
LOC Bank One AMT                             3,400       3,400

Reading, IDR,
General Tool Co. Project,
5.25%*, 5/4/00**,
LOC Bank of Montreal AMT                     4,150       4,150

Richland County, IDR,
Mansfield Motel Partnership,
5.20%*, 5/4/00**,
LOC Huntington National Bank AMT             2,950       2,950

Rickenbacker, Port Authority Revenue,
5.10%*, 5/4/00**, LOC Bank One               2,800       2,800

Salem Hospital Revenue,
Community Hospital Project,
5.10%*, 5/3/00**, LOC PNC Bank               2,800       2,800

Sandusky, BAN, 4.75%, 9/14/00                2,400       2,405

Sandusky, GO, BAN, 4.13%, 9/14/00            2,700       2,703

Scioto County Hospital Revenue,
VHA Center Inc., Capital Assets,
Series C, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       4,775       4,775

Scioto County Hospital Revenue,
VHA Center Inc., Capital Assets,
Series D, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       2,095       2,095

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

Scioto County Hospital Revenue,
VHA Center Inc., Capital Assets,
Series E, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                     $ 3,075    $  3,075

Scioto County Hospital Revenue,
VHA Center Inc., Capital Assets,
Series G, 5.10%*, 5/3/00**,
AMBAC, SPA Mellon Bank                       3,100       3,100

Scioto Local School District,
Ross County, GO, BAN,
4.70%, 9/21/00                               3,882       3,891

Seneca County Hospital Facilities Revenue,
St. Francis Home Inc. Project,
5.10%*, 5/4/00**,
LOC National City Bank                       1,900       1,900

Seven Hills, BAN, 3.42%, 5/25/00               870         870

South Euclid,
Lyndhurst City School District, GO,
4.55%, 2/8/01                                2,650       2,655

South Western City School District,
GO, BAN, 4.13%, 6/13/00                      4,000       4,001

St. Henry Consolidated Local
School District, GO, BAN,
4.61%, 6/21/00                               2,451       2,453

State Air Quality Development Authority,
Pollution Control Facilities Revenue,
Duquesne Light Co. Project,
Series A, 5.15%*, 5/3/00**,
AMBAC, SPA Bank of New York                 10,750      10,750

State Air Quality Development Authority,
Pollution Control Facilities Revenue,
Duquesne Light Co. Project,
Series B, 5.10%*, 5/3/00**,
AMBAC, SPA Bank of New York                  8,500       8,500

State Air Quality Development Authority,
Pollution Control Facilities Revenue,
Duquesne Light Co. Project,
Series C, 5.05%*, 5/3/00**,
AMBAC, SPA Bank of New York                  4,655       4,655

State Air Quality Revenue,
JMG Funding Ltd. Partnership,
Series A, 5.05%*, 5/3/00**,
LOC Societe Generale AMT                     4,300       4,300

State Air Quality Revenue,
Ohio Edison Project,
Series A, 3.95%, 8/1/00, LOC Canadian
Imperial Bank of Montreal                    2,000       2,000

State Air Quality Revenue,
Timken Co.,
5.05%*, 5/3/00**,
LOC Bank One Michigan                        3,000       3,000

State Air Quality, IDR,
Ohio Edison Co. Project,
Series C, 3.75%*, 9/1/00**,
LOC Barclays Bank                            9,300       9,300

State Enviromental Improvement
Revenue, U.S. Steel Corp. Project,
4.45%*, 5/1/00**, LOC PNC Bank             $ 1,000    $  1,000

State Environmental Improvement
Revenue, Newark Group
Industries Inc. Project,
5.25%*, 5/4/00**,
LOC Chase Manhattan Bank AMT                 4,700       4,700

State Higher Education Revenue,
4.10%, 9/7/00, LOC Bank One                 10,000      10,000

State Higher Education Revenue,
5.10%*, 5/4/00**,
LOC Fifth Third Bank                         2,525       2,525

State Higher Education Revenue,
5.10%*, 5/4/00**,
LOC Fifth Third Bank                        10,955      10,955

State Higher Education Revenue,
Wilmington College,
5.10%*, 5/4/00**,
LOC Fifth Third Bank                         2,605       2,605

State Highway, GO,
Capital Improvements,
Series C, 4.00%, 5/1/00                      5,000       5,000

State Highway, GO,
Capital Improvements,
Series D, 4.00%, 5/1/00                     10,000      10,000

State Housing Finance Agency,
Residential, Series A-2,
4.05%, 9/1/00, GNMA AMT                      2,000       2,000

State Housing Finance Agency,
Residential, Series A-3,
4.25%, 3/1/01, GNMA AMT                      5,000       5,000

State Housing Finance Agency,
Residential, Series C,
4.15%, 3/1/32, GNMA AMT                     15,000      15,000

State Infrastucture Improvements,
Series B, GO, 4.50%, 2/1/01                    750         751

State Public Facilities Revenue,
Higher Education Commisssion,
Series II-C, 4.00%, 6/1/00, FSA              5,000       5,002

State Revenue,
Major New Infrastructure-1,
4.75%, 12/15/00                              2,000       2,007

State Special Obligation Revenue,
Elementary & Secondary
Education Capital Facilities,
Series A, 4.50%, 6/1/00                      1,600       1,601

State University, Series B2,
5.05%*, 5/3/00**                             8,400       8,400

State Water Development Authority,
Cleveland Electric,
Series B, 5.05%*, 5/3/00**,
LOC Bank One                                20,800      20,800

State Water Development Authority,
PA Power Co. Project,
5.05%*, 5/3/00**,
LOC Bank One                                 5,800       5,800

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

State Water Development Authority,
Pollution Control Facilities Revenue,
Duquesne Light Co.,
Series A, 5.15%*, 5/3/00**,
AMBAC, SPA Bank of New York                $15,400    $ 15,400

State Water Development Authority,
Pollution Control Facilities Revenue,
Duquesne Light Co.,
Series B, 5.10%*, 5/3/00**,
AMBAC, SPA Bank of New York                  5,000       5,000

State Water Development Authority,
Pollution Control Facilities Revenue,
Duquesne Light Co.,
Series C, 5.05%*, 5/3/00**,
AMBAC, SPA Bank of New York                 25,000      25,000

State Water Development Authority,
Pollution Control Facilities
Revenue, Edison Co. Project,
Series B, 3.75%*, 9/1/00**,
LOC Barclays Bank                           13,155      13,155

State Water Development Authority,
Timken Co. Project,
5.05%*, 5/3/00**,
LOC Wachovia Bank                            8,000       8,000

State Water Development Authority,
Timken Co. Project,
5.10%*, 5/3/00**,
LOC Wachovia Bank                            3,300       3,300

State, EDR, YMCA,
5.10%*, 5/4/00**, LOC Bank One               4,350       4,350

Strongsville, GO, BAN, Series 1,
3.98%, 10/19/00                              1,100       1,101

Struthers City School District, GO, BAN,
4.85%, 11/30/00                              4,321       4,332

Student Loan Funding Corp.,
Cincinnati Student Loan Revenue,
Series A-1, 5.10%*, 5/3/00**,
SPA Bank of America AMT                     21,400      21,400

Student Loan Funding Corp.,
Cincinnati Student Loan Revenue,
Series A-2, 5.10%*, 5/3/00**,
SPA Bank of America                         25,000      25,000

Summit County Hospital,
Cuyuhoga Falls General Hospital,
Series B, 5.15%*, 5/4/00**,
LOC Bank One                                 1,000       1,000

Summit County Port Authority,
ASC Industries Inc. Project,
5.20%*, 5/3/00**,
LOC Bank One                                 3,500       3,500

Summit County, IDR, Delco Corp. Project,
5.25%*, 5/4/00**,
LOC National City Bank AMT                   1,440       1,440

Summit County, IDR, Fiocca Inc. Project,
5.20%*, 5/4/00**,
LOC Fifth Third Bank AMT                     2,190       2,190

Summit County, IDR,
Forest Manufacturing Project,
5.10%*, 5/3/00**,
LOC Fifth Third Bank AMT                   $   900    $    900

Summit County, IDR,
GO-JO Industries Inc, Project,
5.10%*, 5/4/00**, LOC Bank One               1,895       1,895

Summit County, IDR,
Rogers Industrial Products Project,
4.75%*, 5/1/00**,
LOC Fifth Third Bank AMT                       935         935

Summit County, IDR,
SSP Fittings Corp. Project,
5.10%*, 5/4/00**, LOC Bank One               1,515       1,515

Summit County, IDR,
Texler Inc. Project,
4.00%*, 5/1/00**,
LOC Bank One AMT                               525         525

Summit County, IDR,
VMS Development Project,
5.20%*, 5/4/00**,
LOC Bank One AMT                             2,990       2,990

Tallmadge, GO, BAN,
3.48%, 6/22/00                               1,155       1,155

Teays Valley Local School District,
GO, BAN, 4.75%, 6/15/00                      5,951       5,955

Toledo, IDR,
Lucas County Port Authority,
Frostbite Brands Inc. Project,
5.25%*, 5/4/00**,
LOC Old Kent Bank & Trust                    2,205       2,205

Toledo, Lucas County,
5.15%*, 5/4/00**,
LOC Wells Fargo Bank                         2,800       2,800

Tri-County North Local School District,
BAN, 4.02%, 7/20/00                          1,380       1,381

Triad Local School District,
BAN, 5.00%, 6/1/00                           3,194       3,196

Troy, EDR, L & CP Corp. Project,
3.95%*, 12/1/00**,
LOC Societe Generale                         1,775       1,775

Trumbull County Health Care
Facilities Revenue,
5.15%*, 5/4/00**,
LOC National City Bank                       2,750       2,750

Trumbull County, IDR,
5.20%*, 5/4/00**,
LOC Bank One Columbus                        4,145       4,145

Trumbull County, IDR,
Eliwood Engineered Casting,
5.35%*, 5/4/00**,
LOC Mellon Bank                              7,000       7,000

Union County, GO, BAN,
3.61%, 6/15/00                               1,850       1,851

Union Scioto Local School District,
GO, BAN, 4.90%, 12/8/00                      1,100       1,104

Union Township,
GO, BAN, 4.01%, 6/23/00                      1,950       1,952

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Money Market Fund                               April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                         Shares or
                                         Principal   Amortized
Security Description                        Amount        Cost

University of Cincinnati,
Series AE-2, BAN, 4.50%, 10/5/00           $ 1,000    $  1,002

Upper Scioto Valley Local School District,
GO, BAN, 4.94%, 7/26/00                      2,253       2,257

Van Wert, 5.20%*, 5/4/00**,
LOC Bank One AMT                             2,400       2,400

Vermilion, IDR,
Landover Properties Ltd.,
5.05%*, 5/4/00**,
LOC Bank One                                 1,170       1,170

Walnut Hills High School
Alumni Foundation,
4.97%*, 5/3/00**,
LOC Fifth Third Bank                         2,000       2,000

Washington,
GO, BAN, 4.38%, 12/21/00                       600         601

Waterville,
BAN, 4.35%, 3/7/01                           1,825       1,825

Wauseon,
BAN, 4.15%, 5/18/00                            350         350

Wayne County,
Health Care Facilities Revenue,
West View Manor Project,
5.18%*, 5/4/00**,
LOC Fifth Third Bank                         4,830       4,830

West Clermont Local School District,
GO, BAN, 5.00%, 4/26/01                      1,200       1,206

Westerville, EDR,
American Ceramic Society,
5.38%*, 5/4/00**,
LOC National City Bank                       1,930       1,930

Westlake, IDR, Logan Westlake Project,
5.20%*, 5/4/00**,
LOC Fifth Third Bank                         1,575       1,575

Williams County,
4.15%, 5/11/00                                 400         400

Williams County, IDR,
Letts Industries Inc. Project,
5.25%*, 5/4/00**,
LOC Comerica Bank                            2,390       2,390

Wood County Revenue,
Facilities Improvements-Young Men,
5.27%*, 5/4/00**,
LOC Mid American National Bank               4,440       4,440

Wood County, EDR,
Cast Masters Inc. Acquisition,
5.32%*, 5/4/00**,
LOC National City Bank AMT                   2,230       2,230

Wood County, EDR,
Precision Aggregate II,
5.32%*, 5/4/00**,
LOC Mid American
National Bank AMT                            2,335       2,335

Wood County, IDR,
Aluminite Ohio Inc. Project,
5.32%*, 5/4/00**,
LOC Mid American National Bank               1,690       1,690

Wood County, IDR,
Principle Bus Project,
Series A, 5.25%*, 5/4/00**,
LOC Fifth Third Bank AMT                   $ 1,475    $  1,475

Woodlawn, IDR,
Southland Properties LLP Project,
5.25%*, 5/4/00**,
LOC Bank of Montreal AMT                     1,845       1,845

Wooster, GO, BAN,
4.00%, 10/11/00                              3,000       3,003

                                                       945,705

Total Municipal Bonds (Amortized Cost $945,705)        945,705

Investment Companies (0.0%)

Ohio (0.0%):

Federated Ohio Municipal
Cash Trust Fund                            456,280         456

Total Investment Companies (Cost $456)                     456

Total Investments
(Amortized Cost $946,161) (a) -- 99.5%                 946,161

Other assets in excess of liabilities -- 0.5%            4,522

TOTAL NET ASSETS -- 100.0%                            $950,683

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2000.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax Payer

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Assoc.

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

See notes to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                    Tax-Free            Ohio Municipal
                                                    Money Market        Money Market
                                                    Fund                Fund

ASSETS:
Investments, at amortized cost                      $681,931            $946,161
Cash                                                      28                  --
Interest and dividends receivable                      5,258               7,793
Prepaid expenses and other assets                         36                  27

        Total Assets                                 687,253             953,981

LIABILITIES:
Dividends payable                                      2,049               2,688
Accrued expenses and other payables:
    Investment advisory fees                             213                 358
    Administration fees                                   15                  19
    Custodian fees                                        13                  19
    Accounting fees                                        1                   2
    Transfer agent fees                                    7                   8
    Shareholder service fees                              98                 181
    Other                                                 17                  23

        Total Liabilities                              2,413               3,298

NET ASSETS:
Capital                                              684,872             950,683
Undistributed net investment income                       --                   5
Accumulated undistributed net realized
 gains (losses) from investment transactions             (32)                 (5)

        Net Assets                                  $684,840            $950,683

Outstanding units of beneficial interest (shares)    684,870             950,679

Net asset value
    Offering and redemption price per share         $   1.00            $   1.00


See notes to financial statements.

Statements of Operations
The Victory PortfoliosFor the Six Months Ended April 30, 2000
(Amounts in Thousands)(Unaudited)

                                            Tax-Free            Ohio Municipal
                                            Money Market        Money Market
                                            Fund                Fund

Investment Income:
Interest income                             $14,140             $18,783
Dividend income                                 157                  52

        Total Income                         14,297              18,835

Expenses:
Investment advisory fees                      1,303               2,471
Administration fees                             477                 599
Shareholder service fees                        931               1,236
Accounting fees                                  52                  59
Custodian fees                                   77                 100
Legal and audit fees                             32                  47
Trustees' fees and expenses                       7                   9
Transfer agent fees                              13                  15
Registration and filing fees                     39                  33
Printing fees                                    22                  34
Other                                             6                   7

        Total Expenses                        2,959               4,610

Expenses voluntarily reduced                     --                (447)

        Net Expenses                          2,959               4,163

Net Investment Income                        11,338              14,672

Realized Gains (Losses) from Investments:
Net realized gains (losses) from
 investment transactions                         (1)                 --

Change in net assets resulting
 from operations                            $11,337             $14,672


See notes to financial statements.

The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)                                            (Unaudited)

                                                  Tax-Free                     Ohio Municipal
                                              Money Market Fund                 Money Market

                                            Six                           Six
                                            Months         Year           Months         Year
                                            Ended          Ended          Ended          Ended
                                            April 30,      October 31,    April 30,      October 31,
                                            2000           1999           2000           1999

From Investment Activities:
Operations:
    Net investment income                   $    11,338    $    17,415    $    14,672    $    24,370
    Net realized gains (losses)
      from investment transactions                   (1)           (27)            --             (5)

Change in net assets resulting
  from operations                                11,337         17,388         14,672         24,365

Distributions to Shareholders:
    From net investment income                  (11,338)       (17,415)       (14,672)       (24,370)

Change in net assets from distributions
  to shareholders                               (11,338)       (17,415)       (14,672)       (24,370)

Capital Transactions:
    Proceeds from shares issued                 982,369      1,771,474      1,150,160      2,178,950
    Dividends reinvested                          8,180         11,883         11,531         19,098
    Cost of shares redeemed                  (1,003,341)    (1,551,225)    (1,145,752)    (2,014,842)

Change in net assets from
 capital transactions                           (12,792)       232,132         15,939        183,206

Change in net assets                            (12,793)       232,105         15,939        183,201

Net Assets:
    Beginning of period                         697,633        465,528        934,744        751,543

    End of period                           $   684,840    $   697,633    $   950,683      $ 934,744

Share Transactions:
    Issued                                      982,369      1,771,474      1,150,160      2,178,950
    Reinvested                                    8,180         11,883         11,531         19,098
    Redeemed                                 (1,003,341)    (1,551,225)    (1,145,752)    (2,014,842)

Change in shares                                (12,792)       232,132         15,939        183,206


See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                      Tax-Free Money Market Fund

                                            Six
                                            Months         Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                            2000           1999           1998           1997           1996           1995
                                            (Unaudited)

Net Asset Value, Beginning of Period        $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000

Investment Activities
    Net investment income                      0.015          0.025          0.029          0.030          0.030          0.034

Distributions
    Net investment income                     (0.015)        (0.025)        (0.029)        (0.030)        (0.030)        (0.034)

Net Asset Value, End of Period              $  1.000       $  1.000       $  1.000       $  1.000       $  1.000       $  1.000

Total Return                                    1.52%<F3>      2.55%          2.91%          3.07%          3.04%          3.42%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $684,840       $697,633       $465,528       $412,224       $344,796       $307,726
Ratio of expenses to
 average net assets                             0.79%<F4>      0.79%          0.80%          0.73%          0.78%          0.61%
Ratio of net investment income
 to average net assets                          3.04%<F4>      2.51%          2.88%          3.03%          2.97%          3.36%
Ratio of expenses to
 average net assets<F1>                         <F2>           <F2>           0.80%          0.74%          0.80%          0.62%
Ratio of net investment income
 to average net assets<F1>                      <F2>           <F2>           2.88%          3.02%          2.95%          3.35%


<F1> During the period, certain fees were voluntarily reduced.
     If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                           Ohio Municipal Money Market Fund

                                  Six                                                            Two
                                  Months         Year        Year        Year        Year        Months        Year
                                  Ended          Ended       Ended       Ended       Ended       Ended         Ended
                                  April 30,      October 31, October 31, October 31, October 31, October 31,   August31,
                                  2000           1999        1998        1997        1996        1995          1995<F2>
                                  (Unaudited)

Net Asset Value,
 Beginning of Period              $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000      $  1.000

Investment Activities
    Net investment income            0.015          0.025       0.029       0.030       0.030       0.006         0.033

Distributions
    Net investment income           (0.015)        (0.025)     (0.029)     (0.030)     (0.030)     (0.006)       (0.033)

Net Asset Value,
 End of Period                    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000      $  1.000

Total Return                          1.49%<F3>      2.49%       2.94%       3.01%       3.11%       0.55%<F3>     3.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000)   $950,683       $934,744    $751,543    $650,978    $561,131    $510,632      $502,453
Ratio of expenses to
 average net assets                   0.84%<F4>      0.82%       0.80%       0.75%       0.67%       0.64%<F4>     0.63%
Ratio of net investment income
 to average net assets                2.97%<F4>      2.45%       2.90%       2.97%       3.03%       3.31%<F4>     3.33%
Ratio of expenses to
 average net assets<F1>               0.93%<F4>      0.93%       0.94%       0.94%       0.97%       0.92%<F4>     0.94%
Ratio of net investment income
 to average net assets<F1>            2.88%<F4>      2.34%       2.76%       2.78%       2.73%       3.03%<F4>     3.02%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Ohio Municipal Money Market Portfolio
     became the Ohio Municipal Money Market Fund.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Limited Term Income Fund                        April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Asset Backed Securities (16.5%)

Caterpillar Financial Asset Trust,
   Series 1997-A, Class A3,
   6.45%, 5/25/03                          $   613     $   607
Equicredit Home Equity Loan Trust,
   Series 1996-1, Class A3,
   6.19%, 12/15/10                             672         659
Fleetwood Credit Corp. Grantor Trust,
   Series 1994-B, Class A,
   6.75%, 3/15/10                            1,949       1,930
Fleetwood Credit Corp. Grantor Trust,
   Series 1997-A, Class A,
   6.64%, 9/15/12                              854         846
MBNA Master Credit Card Trust,
   Series 1999-I, Class A, 6.40%,
   1/18/05                                   2,000       1,962
Premier Auto Trust, Series 1998-5,
   Class A3, 5.07%, 7/8/02                     270         266
The Money Store Home Equity Trust,
   Series 1998A, Class AF3,
   6.13%, 9/15/16                              391         389

Total Asset Backed Securities (Cost $6,745)              6,659

Collateralized Mortgage Obligations (2.4%)

American Housing Trust, Series VIII,
   Class K, 9.00%, 1/25/21                     967         970

Total Collateralized Mortgage Obligations (Cost $1,028)    970

Commercial Paper (1.9%)

Household Finance, 6.10%, 5/1/00               755         755

Total Commercial Paper (Cost $755)                         755

Corporate Bonds (27.5%)

Automobiles (1.9%):

Daimler-Chrylser North American
   Holdings Corp., 6.63%, 9/21/01              390         385
General Motors Acceptance Corp.,
   5.50%, 1/14/02                              300         290
General Motors Acceptance Corp.,
   6.75%, 2/7/02                               100          99

                                                           774

Automotive Parts (2.4%):

TRW, Inc., 6.45%, 6/15/01                    1,000         981

Beverages (3.6%):

J. Seagram & Sons, Inc.,
   6.25%, 12/15/01                           1,500       1,464

Brokerage Services (1.2%):

Lehman Brothers, Inc., 6.13%, 2/1/01           500         496

Financial Services (9.0%):

American General Finance,
   7.45%, 1/15/05                            1,485       1,462
AT&T Capital Corp., 6.75%, 2/04/02              90          89
CIT Group, Inc., 7.38%, 3/15/03                180         178
General Electric Capital Corp.,
   7.00%, 2/3/03                               500         495
Heller Financial, Inc., 6.44%, 10/6/02         700         681
Household Finance Corp., 6.88%, 3/1/03         700         683

                                                         3,588

Oil-Integrated Companies (1.5%):

Atlantic Richfield, 5.55%, 4/15/03             620         588

Retail (1.6%):

Dayton Hudson Target Corp.,
   6.80%, 10/1/01                              650         644

Software & Computer Services (2.4%):

Sun Microsystems, Inc., 7.00%, 8/15/02       1,000         988

Telecommunications (3.9%):

MCI Communications Corp.,
   6.13%, 4/15/02                            1,500       1,461
Worldcom, Inc., 6.13%, 8/15/01                 120         118

                                                         1,579

Total Corporate Bonds (Cost $11,254)                    11,102

U.S. Government Agencies (9.8%)

Federal Farm Credit Bank (0.7%):

6.63%, 2/1/02 (b)                              300         298

Federal Home Loan Bank (7.0%):

6.00%, 11/15/01                                840         828
5.13%, 9/15/03                               2,145       2,012

                                                         2,840

Federal National Mortgage Assoc. (1.2%):

7.55%, 4/22/02                                 480         468

U.S. Government Loan Trust (0.9%):

Israel Trust, Series 1-B, 8.50%, 4/1/06        339         355

Total U.S. Government Agencies (Cost $4,009)             3,961

                                            See notes to financial statements.

Limited Term Income Fund                        April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

U.S. Government Mortgage Backed (9.8%)

Federal Home Loan
   Mortgage Corp. (3.4%):

6.00%, 2/1/13-4/1/26                       $   146     $   137
6.50%, 5/1/26                                  386         366
7.00%, 11/1/28-1/1/30                          117         113
7.50%, 3/1/29                                   43          42
8.00%, 1/1/29                                   49          49
9.50%, 12/01/01                                640         667

                                                         1,374

Federal National Mortgage Assoc. (5.7%):

10.00%, 11/1/13                                532         562
10.50%, 11/1/13                                431         454
11.00%, 11/1/13                                392         414
8.50%, 11/1/17                                 408         414
8.50%, 8/1/19                                   82          83
8.00%, 11/1/19                                  83          83
8.50%, 11/1/19                                  49          50
6.00%, 10/1/23                                 129         120
7.00%, 10/1/26                                  35          34
7.00%, 6/1/28                                   10          10
8.50%, 10/1/29                                  19          19
8.50%, 1/1/30                                   38          38
8.00%, 2/1/30                                   23          23

                                                         2,304

Government National
   Mortgage Assoc. (0.7%):

9.00%, 11/15/17                                124         128
7.00%, 7/15/23                                  62          60
7.00%, 12/15/25                                 85          82

                                                           270

Total U.S. Government Mortgage Backed (Cost $4,005)      3,948

U.S. Treasury Obligations (30.5%)

U.S. Treasury Notes (30.5%):

5.88%, 10/31/01                             11,110      10,978
6.38%, 8/15/02 (b)                           1,312       1,304
5.88%, 11/15/04                                 44          43

Total U.S. Treasury Obligations (Cost $12,347)          12,325

Securities Purchased With Cash Collateral (23.5%)

Commercial Paper (2.9%):

Windmill Funding, 5/12%, 5/17/00             1,155       1,155

Investment Companies (0.5%):

AIM Short Term Prime
   Money Market Fund                        91,241          91
AIM Liquid Assets Money Market Fund        121,569         122

                                                           213

Time Deposits (2.3%):

Fifth Third Bank, 6.06%, 5/1/00                349         349
Firstar Bank, 6.00%, 5/1/00                    582         582

                                                           931

Repurchase Agreements (17.8%):

Morgan Stanley Dean Witter, 6.16%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   for collateral description)               1,800       1,800

Goldman Sachs Group L.P., 6.14%, 5/1/00
   (Collateralized by $4,574
   Quebec Province, 7.50%, 9/15/29
   First Union Corp., 7.70%, 2/15/05
   Market value -- $4,574)                   1,800       1,800

First Union, 6.22%, 5/1/00
   (Collateralized by $1,854
   Countrywide Capital,
   8.05%, 6/15/27
   market value -- $1,854)                   1,800       1,800

Merrill Lynch 6.19%, 5/01/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   for collateral description)               1,800       1,800

                                                         7,200

Total Securities Purchased

With Cash Collateral (Cost $9,499)                       9,499

Total Investments (Cost $49,642) (a) -- 121.9%          49,219

Liabilities in excess of other assets -- (21.9%)        (8,835)

TOTAL NET ASSETS -- 100.0%                             $40,384

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                              $   5
    Unrealized depreciation                               (428)

    Net unrealized depreciation                          $(423)

(b) All or a portion of this security was loaned as of April 30, 2000.

                                             See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Intermediate Income Fund                        April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Asset Backed Securities (8.7%)

Capital Auto Receivables Asset Trust,
   Series 1999-2, Class A2,
   6.06%, 6/15/02                         $    940    $    934
Copelco Capital Funding Corp.,
   Series 1997-A, Class A-4,
   6.47%, 4/20/05                            3,550       3,533
Discover Card Master Trust,
   Series 1999-1, Class A,
   5.30%, 8/15/04                            1,140       1,101
Discover Card Master Trust,
   Series 1999-2, Class A,
   5.90%, 10/15/04                           2,200       2,140
Ford Credit Auto Owner Trust,
   Series 1998-A, Class A3,
   5.65%, 10/15/01                           1,180       1,171
Green Tree Financial Corp.,
   Series 1999-2, Class A3,
   6.08%, 12/1/30                            2,260       2,124
MBNA Master Credit Card Trust,
   Series 1998-D, Class A,
   5.80%, 12/15/05                           2,000       1,913
MBNA Master Credit Card Trust,
   Series 1999-M, Class A,
   6.60%, 4/16/07                            1,380       1,340
Peco Energy Transition Trust,
   Series 2000-A, Class A2,
   7.30%, 9/1/04                             1,320       1,319
Residential Asset Securities Corp.,
   Series 1999-KS3, Class A4,
   7.38%, 12/25/25                           1,200       1,177
Toyota Auto Receivables Guarantor Trust,
   Series 1997-A, Class A,
   6.45%, 4/15/02                              206         204

Total Asset Backed Securities (Cost $17,364)            16,956

Collateralized Mortgage Obligations (2.0%)

Federal National Mortgage Assoc.,
   Series 1988-26, Class C,
   7.50%, 7/25/18                               62          61
First Union National Bank Commercial
   Mortgage, Series 1999-C4, Class A1,
   7.18%, 9/15/08                            1,883       1,846
Heller Financial Commercial Mortgage
   Asset, Series 1999-PH1, Class A2,
   6.85%, 5/15/31                            1,010         955
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1,
   6.41%, 8/15/07                            1,033         984

Total Collateralized Mortgage Obligations (Cost $3,922)  3,846

Commercial Paper (1.2%)

Household Finance, 6.10%, 5/1/00             2,356       2,356

Total Commercial Paper (Cost $2,356)                     2,356

Corporate Bonds (37.3%)

Aerospace/Defense (2.3%):

Lockheed Martin Corp.,
   7.95%, 12/1/05                            2,000       1,967
Raytheon Co., 8.20%, 3/1/06 (b)              1,580       1,574
Raytheon Co., 6.75%, 8/15/07                 1,030         935

                                                         4,476

Airlines (1.0%):

Delta Air Lines, 7.70%,
   12/15/05 (b) (c)                          2,057       1,970

Automobiles (1.4%):

Daimler-Chrylser North American
   Holdings Corp., 6.63%,                    1,821       1,800
General Motors Acceptance Corp.,
   5.50%, 1/14/02                              930         899

                                                         2,699

Automotive Parts (0.5%):

TRW, Inc., 6.45%, 6/15/01                    1,000         981

Banks (0.6%):

Bank of America Corp.,
   7.80%, 2/15/10 (c)                        1,170       1,167

Banks -- Money Centers Regional (0.5%):

Royal Bank of Scotland, 9.12%, 3/31/49         875         882

Beverages (0.4%):

J. Seagram & Sons, Inc.,
   6.25%, 12/15/01                             770         752

Broadcasting/Cable (0.8%):

Continental Cablevision, 8.88%, 9/15/05        485         507
Time Warner, Inc., 7.75%, 6/15/05            1,100       1,093

                                                         1,600

Building Materials (0.2%):

Oakwood Homes, 7.88%, 3/1/04                   810         437

Chemicals -- General (0.4%):

E.I. Dupont Nemour, 6.88%, 10/15/09 (c)        875         840

Cosmetics & Related (0.3%):

Avon Products, 7.15%, 11/15/09                 705         654

Diversified (1.4%):

D.R. Investments, 7.10%, 5/15/02 (b)         2,750       2,705

Electronic & Electrical -- General (1.5%):

Endesa-Chile Nacional Electri,
   7.75%, 7/15/08                            1,305       1,199
Sony Corp., 6.13%, 3/4/03                    1,000         964
Texas Instruments, Inc., 7.00%, 8/15/04        795         778

                                                         2,941

Entertainment (0.3%):

Viacom, Inc., 7.75%, 6/1/05                    605         600

Financial Services (8.0%):

American General Finance,
   7.45%, 1/15/05                              565         556
Amerus Life Holdings, Inc.,
   6.95%, 6/15/05                            2,700       2,478
AT&T Capital Corp., 6.75%, 2/4/02              240         237
AT&T Capital Corp.,
   6.60%, 5/15/05, MTN                         915         870

                                            See notes to financial statements.

Intermediate Income Fund                        April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Chrysler Financial Co.,
   5.69%, 11/15/01, MTN                   $  1,495    $  1,459
CIT Group, Inc., 7.38%, 3/15/03 (c)            865         857
Finova Capital Corp., 7.25%, 11/8/04         1,455       1,335
Ford Motor Credit Co., 7.38%, 10/28/09         940         911
General Electric Capital Corp.,
   6.33%, 9/17/01, MTN                         815         805
General Electric Capital Corp.,
   7.00%, 2/3/03, MTN                        2,400       2,377
Household Finance Co., 7.88%, 3/1/07         1,640       1,626
Morgan Stanley Dean Witter,
   7.13%, 1/15/03                            2,020       1,997

                                                        15,508

Industrial Goods & Services (2.1%):

Tyco International Group,
   6.13%, 6/15/01                            2,826       2,787
Tyco International Group,
   6.88%, 9/5/02 (b)                         1,330       1,305

                                                         4,092

Insurance (2.1%):

Allstate Corp., 7.20%, 12/1/09                 650         609
Liberty Mutual Insurance,
   8.20%, 5/4/07 (b)                           630         631
Metropolitan Life Insurance Co.,
   6.30%, 11/1/03 (b)                          525         504
Prudential Insurance, 7.65%, 7/1/07          2,300       2,257

                                                         4,001

Oil & Gas Exploration,
   Production & Services (2.6%):

Amerada Hess Corp., 7.38% 10/1/09            1,902       1,873
Chevron Corp., 6.63%, 10/1/04                1,030         999
Union Oil Co. of California,
   7.20%, 5/15/05                            2,230       2,161

                                                         5,033

Oil-Integrated Companies (0.2%):

Occidental Petroleum, 6.50% 4/1/05             510         473

Pipelines (0.3%):

Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05 (b)                          525         520

Railroads (0.2%):

Union Pacific Corp., 7.38%, 5/15/01            430         427

Real Estate (2.0%):

Cabot Industrial, 7.13%, 5/1/04                740         696
Duke Realty LP, 7.38%, 9/22/05               2,630       2,531
EOP Operating LP, 8.38%, 3/15/06 (c)           610         605

                                                         3,832

Real Estate Investment Trusts (0.9%):

Colonial Realty LP, 6.96%, 7/26/04, MTN        992         943
Simon Debartolo, 6.75%, 6/15/05                867         793

                                                         1,736

Retail (1.3%):

J.C. Penny & Co., 7.60%, 4/1/07 (c)            220         188
Rohm & Haas Co, 7.40%, 7/15/09               1,757       1,722
Wal-Mart Stores, 6.88%, 8/10/09                690         665

                                                         2,575

Sovereign Governments: (0.8%):

Province of Ontario, 7.38%, 1/27/03          1,142       1,142
United Mexican States, 9.88%, 2/1/10           475         489

                                                         1,631

Special Purpose Entity (0.9%):

Duke Capital Corp., 7.50%, 10/1/09 (c)       1,720       1,662

Steel (0.6%):

USX Corp., 7.20%, 2/15/04                    1,135       1,101

Telecommunications (1.3%):

GTE Corp., 6.36%, 4/15/06                    1,590       1,488
WorldCom, Inc., 6.13%, 8/15/01               1,110       1,095

                                                         2,583

Telecommunications -- Services & Equipment (0.5%):

Vodafon Airtouch Plc,
   7.63%, 2/15/05 (b)                          935         929

Tobacco & Tobacco Products (0.2%):

R.J. Reynolds Tobacco Holding,
   7.38%, 5/15/03                              390         340

Utilities -- Electric (1.1%):

Edison International, Inc.,
   6.88%, 9/15/04                              992         949
Korea Electric Power, 6.38%, 12/1/03         1,265       1,176

                                                         2,125

Utilities -- Natural Gas (0.6%):

Williams Cos., 6.63%, 11/15/04               1,165       1,107

Total Corporate Bonds (Cost $74,898)                    72,379

U.S. Government Agencies (12.7%)

Federal Farm Credit Bank (1.5%):

6.63%, 2/1/02                                2,945       2,923

Federal Home Loan Mortgage
   Corp. (3.5%):

6.25%, 7/15/04 (c)                             550         529
6.88%, 1/15/05 (c)                           6,370       6,271

                                                         6,800

Federal National Mortgage
   Assoc. (7.1%):

5.38%, 3/15/02 (c)                           1,672       1,622
5.63%, 3/15/01 (c)                           2,412       2,392
5.78%, 5/7/04                                3,050       2,890
6.00%, 5/15/08 (c)                           2,930       2,694
7.12%, 7/3/06                                2,730       2,710
7.55%, 4/22/02                               1,375       1,385

                                                        13,693

Small Business Administration (0.6%):

Small Business Administration
   Participation Certificates,
   Series 1999-20D, Class 1,
   6.15%, 4/1/19                             1,409       1,321

Total U.S. Government Agencies (Cost $25,276)           24,737

                                            See notes to financial statements.

Intermediate Income Fund                        April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

U.S. Government Mortgage Backed (7.7%)

Federal Home Loan Mortgage
   Corp. (5.9%):

6.00%, 2/1/13-1/1/29                      $  2,397    $  2,235
6.50%, 1/1/29-7/1/29                           824         771
7.00%, 10/1/28-1/1/30                        1,195       1,147
7.50%, 4/1/28-3/1/29                           324         318
8.00%, 1/1/29                                  227         227

                                                         4,698

Federal National Mortgage
   Assoc. (x.x%):

6.00%, 7/1/29 (c)                              174         298
6.50%, 7/1/28-9/1/28                           574         538
7.00%, 10/1/26                                 165         158
7.50%, 2/1/29                                  178         174
8.00%, 11/1/19-2/1/30                        1,201       1,199
8.50%, 11/1/17-1/1/30                        2,511       2,545
10.00%, 11/1/13                              1,653       1,742
10.50%, 11/1/13                                827         872
11.00%, 11/1/13                                752         794

                                                         8,320

Government National Mortgage
   Assoc. (1.0%):

6.50%, 7/15/28                                 285         268
7.00%, 9/15/23-4/15/28                       1,200       1,164
7.50%, 4/15/29                                 188         185
9.00%, 11/15/17                                386         399

                                                         2,016

Total U.S. Government Mortgage Backed
(Cost $15,330)                                          15,034

U.S. Treasury Obligations (28.5%)

U.S. Treasury Bonds (2.7%):

7.79%, 11/15/07                              5,169       5,295

U.S. Treasury Notes (25.8%):

5.88%, 10/31/01                              4,910       4,851
6.38%, 8/15/02 (c)                           8,893       8,839
5.75%, 4/30/03                               8,097       7,908
5.88%, 11/15/04                             12,435      12,103
6.50%, 8/15/05 (c)                           2,000       1,995
7.00%, 7/15/06 (c)                           3,374       3,453
6.62%, 5/15/07 (c)                           8,550       8,613
6.50%, 2/15/10 (c)                           2,288       2,333

                                                        50,095

Total U.S. Treasury Obligations (Cost $55,506)          55,390

Securities Purchased With Cash Collateral (26.1%)

Commercial Paper (1.4%):

Windmill Funding, 6.12%, 5/17/00             2,793       2,793

Investment Companies (0.3%):

AIM Short Term Prime
   Money Market Fund                       220,740         221
AIM Liquid Assets Money Market Fund        294,114         294

                                                           515

Time Deposits (1.2%):

Fifth Third Bank, 6.06%, 5/1/00                845         845
Firstar Bank, 6.00%, 5/1/00                  1,408       1,408

                                                         2,253

Repurchase Agreements (23.2%):

Lehman Corp., 6.11%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending
   in the Notes to Financial
   Statements for collateral
   description)                             15,000      15,000

Merrill Lynch, 6.19%, 5/1/00
   (Collateralized by $5,151
   Southwestern Bell, 6.25%, 7/7/05
   Dial Corp, 6.01%, 10/25/02
   Market value -- 5,151)                    5,000       5,000

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending
   in the Notes to Financial
   Statements for collateral
   description)                             10,000      10,000

First Union, 6.22%, 5/1/00
   (Collateralized by $5,150
   Hitachi American Corp.,
   5.54%, 5/18/00
   Countrywide Capital, 8.05%, 6/15/27
   market value - $5,083)                    5,000       5,000

Goldman Sachs Group L.P.,
   6.14%, 5/1/00
   (Collateralized by $12,838
   McDonald's Corp., 7.31%, 9/15/27
   market value - $12,718)                  10,000      10,000

                                                        45,000

Total Securities Purchased

With Cash Collateral (Cost $50,561)                     50,561

Total Investments (Cost $245,213) (a) -- 124.2%        241,259

Liabilities in excess of other assets -- (24.2%)       (47,074)

TOTAL NET ASSETS -- 100.0%                            $194,185

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $    96
    Unrealized depreciation                             (4,050)

    Net unrealized depreciation                        $(3,954)

(b) 144a security which is restricted as to resale to institutional investors.

(c) All or a portion of this security was loaned as of April 30, 2000.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Fund for Income                                 April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Collateralized Mortgage Obligations (21.7%)

Government National Mortgage
   Assoc. (21.7%):

Government National Mortgage Assoc.,
   Series 1996-21, Class J,
   7.00%, 7/16/13                         $  2,147    $  2,041
Government National Mortgage Assoc.,
   Series 1999-22, Class VB,
   7.00%, 11/20/14                           3,000       2,829
Government National Mortgage Assoc.,
   Series 1999-47, Class VD,
   8.00%, 12/20/14                           4,000       4,064
Government National Mortgage Assoc.,
   Series 1998-19, Class DB,
   8.50%, 6/20/16                            1,627       1,644
Government National Mortgage Assoc.,
   Series 1995-8, Class B,
   7.50%, 8/20/20                               97          97
Government National Mortgage Assoc.,
   Series 1997-20, Class B,
   9.50%, 8/20/21                            1,117       1,140
Government National Mortgage Assoc.,
   Series 1998-4, Class P,
   9.00%, 3/20/22                            1,456       1,484
Government National Mortgage Assoc.,
   Series 1998-13, Class DB,
   9.00%, 4/20/22                            1,253       1,288
Government National Mortgage Assoc.,
   Series 1996-20, Class C,
   7.50%, 5/16/23                            2,000       1,975
Government National Mortgage Assoc.,
   Series 1999-36, Class HA,
   7.50%, 6/20/23                            2,321       2,301
Government National Mortgage Assoc.,
   Series 1998-12, Class GA,
   9.00%, 12/20/23                           2,004       2,049
Government National Mortgage Assoc.,
   Series 1998-25, Class AP,
   8.50%, 2/20/24                              866         885
Government National Mortgage Assoc.,
   Series 1996-9, Class PE,
   7.00%, 10/20/25                           3,261       3,024
Government National Mortgage Assoc.,
   Series 1999-33, Class H,
   7.50%, 1/20/26                            2,000       1,990
Government National Mortgage Assoc.,
   Series 1999-24, Class D,
   7.00%, 7/20/26                            2,480       2,354
Government National Mortgage Assoc.,
   Series 2000-6, Class BC,
   8.00%, 9/20/26                            5,000       5,112
Government National Mortgage Assoc.,
   Series 2000-13, Class HA,
   8.00%, 10/16/26                           5,080       5,160
Government National Mortgage Assoc.,
   Series 1997-2, Class E,
   7.50%, 2/20/27                              735         715
Government National Mortgage Assoc.,
   Series 1999-6, Class AB,
   8.00%, 3/16/28                            2,717       2,724

Total Collateralized Mortgage Obligations
(Cost $43,943)                                          42,876

Investment Companies (0.1%)

Federated U.S. Treasury Cash
   Reserve Fund                            219,518         220

Total Investment Companies (Cost $220)                     220

U.S. Government Mortgage Backed (69.9%)

Government National Mortgage
   Assoc. (69.9%):

6.50%, 1/15/13-1/15/29                      22,918      21,632
6.63%, 1/15/27                               2,946       2,799
7.00%, 9/15/16-7/20/29                      28,081      27,204
7.50%, 8/15/09-7/15/31                      25,658      25,391
7.75%, 8/15/29-11/15/38                      8,470       8,495
8.00%, 7/15/02-3/15/35                      21,162      21,239
8.13%, 7/15/38                               3,473       3,505
8.25%, 12/20/19-1/14/30                      7,509       7,576
8.34%, 3/1/35, TBA                           4,744       4,929
8.50%, 3/15/05-7/15/29                       6,042       6,146
8.62%, 5/15/35                               1,078       1,149
8.75%, 3/20/17-4/15/22                       2,867       2,944
9.00%, 9/15/06-8/15/25                       1,707       1,760
9.50%, 10/15/02-6/15/21                      1,624       1,697
10.00%, 5/15/12-8/15/25                      1,269       1,352
10.25%, 6/15/19                                 12          13
10.50%, 2/15/16                                 13          14

Total U.S. Government Mortgage Backed (Cost $142,782)  137,845

U.S. Treasury Obligations (10.0%)

U.S. Treasury Bills (2.6%):

4.90%, 5/25/00                               5,120       5,103

U.S. Treasury Bonds (4.2%):

8.75%, 11/15/08                              8,000       8,486

U.S. Treasury Notes (3.2%):

7.75%, 2/15/01                               2,000       2,020
7.88%, 11/15/04                              4,000       4,197

                                                         6,217

Total U.S. Treasury Obligations (Cost $20,471)          19,806

Total Investments (Cost $207,416) (a) -- 101.7%        200,747

Liabilities in excess of other assets -- (1.7)%         (3,447)

TOTAL NET ASSETS -- 100.0%                            $197,300

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $   379
    Unrealized depreciation                             (7,048)

    Net unrealized depreciation                        $(6,669)

TBA -- To Be Announced

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Government Mortgage Fund                        April 30, 2000

(Amounts in Thousands)                             (Unaudited)

                                         Principal      Market
Security Description                        Amount       Value

U.S. Government Agencies (2.4%)

Federal Home Loan Bank (2.4%):

5.80%, 5/1/00                              $ 2,009     $ 2,009

Total U.S. Government Agencies (Cost $2,009)             2,009

U.S. Government Mortgage Backed (84.3%)

Government National Mortgage
   Assoc. (84.3%):

6.50%, 11/15/23-10/15/28                    17,987      17,092
7.00%, 7/15/23-4/15/28                      14,888      14,471
7.50%, 12/15/27-12/15/29                    27,828      27,373
8.25%, 4/15/30                               3,049       3,159
8.50%, 7/15/10-12/15/21                      2,870       2,922
9.00%, 10/15/29                              6,537       6,756

Total U.S. Government Mortgage Backed (Cost $72,618)    71,773

  U.S. Treasury Obligations (12.3%)

U.S. Treasury Bonds (12.3%):

8.75%, 11/15/08                              7,000       7,425
11.75%, 11/15/14                             2,250       3,067

Total U.S. Treasury Obligations (Cost $10,534)          10,492

Total Investments (Cost $85,161) (a) -- 99.0%           84,274

Other assets in excess of liabilities -- 1.0%              866

TOTAL NET ASSETS -- 100.0%                             $85,140

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $   133
    Unrealized depreciation                             (1,020)

    Net unrealized depreciation                        $  (887)

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Investment Quality Bond Fund                    April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Asset Backed Securities (6.9%)

Capital Auto Receivables Asset Trust,
   Series 1999-2, Class A2,
   6.06%, 6/15/02                         $    670    $    666
CIT Recreational Vehicle Trust,
   Series A-2, Class 1999-A,
   5.78%, 7/15/08                            1,520       1,494
Ford Credit Auto Owner Trust,
   Series 1999-C, Class A4,
   6.08%, 9/16/02                              990         980
GS Mortgage Securities Corp.,
   Series 1998-Gl2, Class A2,
   6.56%, 4/13/31                              625         578
MBNA Master Credit Card Trust,
   Series 1998-D, Class A,
   5.80%, 12/15/05                           1,400       1,339
MBNA Master Credit Card Trust,
   Series 2000-A, Class C,
   7.90%, 7/16/07                              430         426
Peco Energy Transition Trust,
   Series 2000-A, Class A,
   7.30%, 9/1/04                               780         779
Premier Auto Trust, Series 1998-5,
   Class A3, 5.07%, 7/8/02                     830         818
Residential Asset Securities Corp.,
   Series 1999-KS, Class A3,
   7.18%, 10/1/29                              780         766

Total Asset Backed Securities (Cost $7,976)              7,846

Collateralized Mortgage Obligations (0.6%)

LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1,
   6.41%, 8/15/07                              753         718

Total Collateralized Mortgage Obligations (Cost $737)      718

Commercial Paper (0.1%)

Household Finance, 6.10%, 5/1/00               101         101

Total Commercial Paper (Cost $101)                         101

Corporate Bonds (32.1%)

Aerospace/Defense (1.9%):

Lockheed Martin Corp., 7.95%, 12/1/05          465         457
Lockheed Martin Corp., 8.20%, 12/1/09          165         160
Raytheon Co., 8.20%, 3/1/06                    890         887
Raytheon Co., 6.75%, 8/15/07                   660         599

                                                         2,103

Airlines (0.4%):

Delta Air Lines, 8.30%, 12/15/29               515         462

Automotive Parts (0.4%):

TRW, Inc., 6.45%, 6/15/01                      500         491

Banks (0.8%):

Bank of America, 7.80%, 2/15/10 (c)            690         688
First Union Capital, 7.95%, 11/15/29           265         249

                                                           937

Banks -- Outside Money Center (1.0%):

Bank of Tokyo-Mitsubishi,
   8.40%, 4/15/10                              215         216
Korea Development Bank,
   6.50%, 11/15/02                             465         448
Royal Bank of Scotland, 9.12%, 3/31/49         520         523

                                                         1,187

Beverages (0.2%):

J Seagram & Sons, 6.25%, 12/15/01              285         278

Broadcasting/Cable (0.3%):

Continental Cablevision, 8.88%, 9/15/05        290         303

Building Materials (0.3%):

Owens Corning, 7.50%, 5/1/05                   405         385

Chemicals -- General (0.3%):

Rohm & Haas Co., 7.85%, 7/15/29 (c)            380         377

Consulting (0.4%):

Comdisco, Inc., 6.00%, 1/30/02                 465         449

Cosmetics & Related (0.4%):

Avon Products, 7.15%, 11/15/09 (c)             485         450

Electrical Services (0.5%):

Empresa Nacional Electric,
   7.75%, 7/15/08                              630         579

Electronic & Electrical -- General (0.5%):

Sony Corp., 6.13%, 3/4/03                       35          34
Texas Instruments, Inc., 7.00%, 8/15/04        500         489

                                                           523

Financial Services (7.3%):

AT&T Capital Corp., 6.60%, 5/15/05             540         513
Chrysler Financial Corp.,
   5.69%, 11/15/01, MTN                        890         869
CIT Group, Inc., 7.38%, 3/15/03 (c)            985         977
Citigroup Capital II, 7.75%, 12/1/36           280         254
Citigroup, Inc., 5.80%, 3/15/04 (c)            310         291
Duke Capital Corp., 8.00%, 10/1/19             510         491
Finova Capital Corp., 7.25%, 11/8/04 (c)       865         794
Ford Motor Credit Corp.,
   6.70%, 7/16/04                               90          87
Ford Motor Credit Corp.,
   7.38%, 10/28/09                             180         174
General Electric Capital Corp.,
   6.33%, 9/17/01, MTN                         865         854
General Electric Capital Corp.,
   6.52%, 10/8/02, MTN                         295         290
General Electric Capital Corp.,
   7.00%, 2/3/03, MTN (c)                      530         525
Heller Financial, Inc., 6.85%, 5/15/31         615         581

                                            See notes to financial statements.

Investment Quality Bond Fund                    April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

IBM Credit Corp., 6.45%, 11/12/02         $    415    $    407
Morgan Stanley Dean Witter,
   7.13%, 1/15/03 (c)                          600         593
PP&L Capital Funding, 7.75%, 4/15/05           440         432

                                                         8,132

Financial -- Banking (0.4%):

Goldman Sachs Group, Inc.,
   7.80%, 1/28/10 (c)                          465         456

Heavy Machinery (0.4%):

Deere & Co., 6.55%, 10/1/28                    470         398

Insurance (1.5%):

AON Capital Trust, 8.21%, 1/1/27               650         608
Liberty Mutual Insurance Co.,
   8.20%, 5/4/07                               630         631
Metropolitan Life Insurance Co.,
   6.30%, 11/1/03                              500         480

                                                         1,719

Insurance -- Life (0.3%):

American General Finance,
   7.45%, 1/15/05                              370         364

Insurance -- Multi-Line (0.3%):

Allstate Corp., 7.20%, 12/1/09                 410         384

Investment Company (0.4%):

Barclays Bank NY, 7.40%, 12/15/09              430         412

Manufactured Housing (0.3%):

Oakwood Homes Corp., 7.88%, 3/1/04             525         284

Manufacturing -- Consumer Goods (1.1%):

Tyco International Group,
   6.13%, 6/15/01                              435         429
Tyco International Group,
   6.88%, 9/5/02                               360         353
Tyco International Group,
   6.38%, 6/15/05 (c)                          465         436

                                                         1,218

Media (0.9%):

Time Warner, Inc., 7.75%, 6/15/05              300         298
Time Warner, Inc., 6.63%, 5/15/29 (c)          470         390
Viacom, Inc., 7.75%, 6/1/05                    385         382

                                                         1,070

Mortgage Bankers &
   Correspondents (0.3%):

Abbey National PLC, 6.70%, 6/29/49             440         393

Oil & Gas Exploration,
   Production & Services (1.1%):

Anadarko Petroleum Corp.,
   7.20%, 3/15/29                              420         378
Pemex Finance Ltd., 9.03%, 2/15/11             455         464
Williams Co., Inc., 6.13%, 12/1/03             450         423

                                                         1,265

Oil-Integrated Companies (1.2%):

Amerada Hess Corp., 7.79%, 10/1/29             730         689
Conoco, Inc., 6.95%, 4/15/29 (c)               130         117
Occidental Petroleum, 6.50% 4/1/05             290         269
Union Oil Co. of California,
   7.50%, 2/15/29 (c)                          315         298

                                                         1,373

Oilfield Services & Equipment (0.5%):

Baker Hughes, Inc., 6.88%, 1/15/29             615         544

Pipelines (1.0%):

Enron Corp., 7.38%, 5/15/19                    450         412
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                              295         292
Williams Companies, Inc.,
   6.63%, 11/15/04                             420         399

                                                         1,103

Real Estate (0.7%):

Duke Realty LP, 7.38%, 9/22/05 (c)             465         448
EOP Operating LP, 8.38%, 3/15/06               345         342

                                                           790

Real Estate Investment Trusts (0.3%):

Cabot Industrial Property LP,
   7.13%, 5/1/04                               310         291

Retail (0.3%):

Lowes Companies, Inc., 6.50%, 3/15/29          375         314

Retail -- Department Stores (0.5%):

Dayton Hudson Co., 6.80%, 10/1/01              265         262
J.C. Penny & Co., 7.60%, 4/1/07 (c)            425         362

                                                           624

Software & Computer Services (1.2%):

Sun Microsystems, Inc., 7.35%, 8/15/04         465         457
Sun Microsystems, Inc., 7.65%, 8/15/09         940         929

                                                         1,386

Sovereign Governments (1.1%):

Province of Ontario, 7.38%, 1/27/03            490         490
Republic of Korea, 8.88%, 4/15/08              465         480
United Mexican States,
   9.88%, 2/1/10 (c)                           265         273

                                                         1,243

Steel (0.3%):

USX Corp., 7.20%, 2/15/04                      340         330

Telecommunications (1.4%):

GTE Corp., 6.94%, 4/15/28 (c)                  475         427
Telecommunications, Inc.,
   9.80%, 2/1/12                               490         556
WorldCom, Inc., 6.13%, 8/15/01                 600         592

                                                         1,575

Telecommunications --
   Services & Equipment (0.5%):

Vodafone Airtouch Plc.,
   7.75%, 2/15/10 (c)                          125         123
Vodafone Airtouch Plc.,
   7.88%, 2/15/30 (c)                          460         449

                                                           572

                                            See notes to financial statements.

Investment Quality Bond Fund                    April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Tobacco & Tobacco Products (0.2%):

RJ Reynolds Tobacco Holdings, Inc.,
   7.38%, 5/15/03                         $    255    $    223

Transportation Services (0.2%):

Union Pacific Corp., 7.38%, 5/15/01            280         278

Utilities -- Electric (1.0%):

Edison International, Inc.,
   6.88%, 9/15/04                              405         387
Korea Electric Power,
   6.38%, 12/1/03 (c)                          820         763

                                                         1,150

Total Corporate Bonds (Cost $37,756)                    36,415

U.S. Government Agencies (2.6%)

Federal Home Loan Mortgage
   Corp. (0.1%):

6.25%, 7/15/04 (c)                             690         664

Federal National Mortgage Assoc. (1.4%):

5.63%, 5/14/04 (c)                             870         820
5.88%, 4/23/04 (c)                             870         826

                                                         1,646

U.S. Government Loan Trust (0.6%):

Israel, Series 1-B, 8.50%, 4/1/06              637         666

Total U.S. Government Agencies (Cost $3,055)             2,976

U.S. Government Mortgage Backed (34.3%)

Federal Home Loan Mortgage
   Corp. (13.1%):

6.00%, 2/1/13-1/1/29                         4,822       4,463
6.50%, 5/1/26-7/1/29                         4,916       4,619
7.00%, 10/1/28-1/1/30                        3,545       3,405
7.50%, 4/25/24-11/1/29                       1,554       1,524
8.00%, 1/1/29                                  567         567
8.50%, 7/1/21-4/1/29                           324         330

                                                        14,908

Federal National Mortgage Assoc. (14.5%):

6.00%, 10/1/23-7/1/29                        2,426       2,225
6.50%, 7/1/28-3/1/29                         2,686       2,512
7.00%, 10/1/26                                 822         786
7.50%, 3/1/27-11/1/29                        1,914       1,874
8.00%, 11/1/19-2/1/30                        1,933       1,929
8.50%, 11/1/17-1/1/30                        2,884       2,924
10.00%, 11/1/13                              1,907       2,010
10.50%, 11/1/13                              1,082       1,140
11.00%, 11/1/13                                984       1,039

                                                        16,439

Government National Mortgage
   Assoc. (6.7%):

6.50%, 7/15/28                                 747         702
7.00%, 7/15/23-4/15/28                       5,087       4,941
7.50%, 4/15/29                                 534         526
9.00%, 2/15/17-11/15/17                      1,365       1,407

                                                         7,576

Total U.S. Government Mortgage Backed (Cost $39,873)    38,923

U.S. Treasury Obligations (22.1%)

U.S. Treasury Strips (0.6%):

0.00%, 7/15/20                               2,602         713

U.S. Treasury Bonds (9.4%):

7.79%, 11/15/07                                380         389
10.63%, 8/15/15 (c)                            800       1,132
7.50%, 11/15/16 (c)                          1,130       1,267
8.75%, 8/15/20 (c)                           1,630       2,087
8.00%, 11/15/21 (c)                          1,798       2,165
7.13%, 2/15/23 (c)                           1,040       1,149
6.50%, 11/15/26 (c)                          1,442       1,497
6.13%, 8/15/29 (c)                           1,001       1,002

                                                        10,688

U.S. Treasury Notes (12.1%):

4.63%, 11/30/00 (c)                            671         664
5.75%, 4/30/03                                 589         575
5.88%, 10/31/01-11/15/04                     4,716       4,598
6.38%, 8/15/02-8/15/27 (c)                   2,664       2,674
6.50%, 8/15/05-2/15/10 (c)                   1,966       1,988
6.63%, 5/15/07 (c)                           1,240       1,249
7.00%, 7/15/06 (c)                           1,880       1,924

                                                        13,672

Total U.S. Treasury Obligations (Cost $24,946)          25,073

Securities Purchased With Cash Collateral (26.7%)

Commercial Paper (2.8%):

Windmill Funding, 6.12%, 5/17/00             3,196       3,196

Investment Companies (0.5%):

AIM Short Term Prime
   Money Market Fund                       252,590         253
AIM Liquid Assets Money Market Fund        336,551         336

                                                           589

Time Deposits (2.3%):

Fifth Third Bank, 6.06%, 5/1/00                967         967
Firstar Bank, 6.00%, 5/1/00                  1,612       1,611

                                                         2,578

                                            See notes to financial statements.

Investment Quality Bond Fund                    April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Repurchase Agreements (21.1%):

Lehman Corp., 6.11%, 5/1/00
   (Collateralized by $5,152
   Newbury Funding, 22.60%, 2/15/30,
   market value -- $5,152)                $  5,000    $  5,000

Merrill Lynch, 6.19%, 5/1/00
   (Collateralized by $5,154
   Waste Management, 7.70%, 10/1/02
   USA Waste Services, 7.00%, 10/1/04
   SK Telecom, 7.75%, 4/29/04
   Market value -- $5,153)                   5,000       5,000

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (Collateralized by $4,140
   Transcanada, 9.88%, 1/1/21,
   Eastern Funding Co. ,
   6.45%, 5/15/05,
   GMAC, 5.95%, 3/14/03,
   Amsouth Bancorp, 6.75%, 11/1/25,
   market value -- $4,058)                   4,000       4,000

First Union, 6.22%, 5/1/00
   (Collateralized by $5,150
   Rockwell International,
   7.88%, 2/15/05
   Hitachi American Corp.,
   5.54%, 5/18/00,
   market value - $5,101)                    5,000       5,000

Goldman Sachs Group L.P.,
   6.14%, 5/1/00
   (Collateralized by $7,081
   Jackson National Life, 8.15%, 03/15/27
   Proctor & Gamble, 8.50%, 08/10/09
   Market value -- $6,976)                   5,000       5,000

                                                        24,000

Total Securities Purchased
With Cash Collateral (Cost $30,363)                     30,363

Total Investments (Cost $144,807) (a) -- 125.4%        142,415

Liabilities in excess of other assets -- (25.4%)       (28,863)

TOTAL NET ASSETS -- 100.0%                            $113,552

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $   291
    Unrealized depreciation                             (2,683)

    Net unrealized depreciation                        $(2,392)

(b) 144a security which is restricted as to resale to institutional investors.

(c) All or a portion of this security was loaned as of April 30, 2000.

MTN -- Medium Term Note

                                            See notes to financial statements.

                          Statements of Assets and Liabilities
The Victory Portfolios                          April 30, 2000

(Amounts in Thousands, Except Per Share Amounts)   (Unaudited)


                                                        Limited
                                                        Term          Intermediate                  Government    Investment
                                                        Income        Income         Fund for       Mortgage      Quality
                                                        Fund          Fund           Income         Fund          Bond Fund
ASSETS:
Investments, at value (Cost $42,442;
   $200,213; $207,416; $85,161 & $120,807)              $42,019       $196,259       $200,747       $84,274       $118,415
Repurchase agreements, at cost                            7,200         45,000             --            --         24,000
Cash                                                        326             --              1            51             --
Interest receivable                                         299          3,562          1,627           853          1,594
Receivable for capital shares issued                         --             --             31            --              8
Receivable from brokers for investments sold                 56          1,807             --            --          1,790
Receivable from affiliates                                    9             25              8            --             13
Prepaid expenses and other assets                             9             20             13            46              8

         Total Assets                                    49,918        246,673        202,427        85,224        145,828

LIABILITIES:
Interest payable                                             --             --             27            --             17
Payable to brokers for investments purchased                 --          1,783          4,906            --          1,754
Payable for capital shares redeemed                          --             --             13            --             35
Payable for return of collateral received                 9,499         50,561             --            --         30,363
Accrued expenses and other payables:
     Investment advisory fees                                15             83             74            35             48
     Administration fees                                      1              5              2            12              3
     Custodian fees                                           6              9              7             9              7
     Accounting fees                                          4              1             --             6             --
     Transfer agent fees                                      1              8             16             4             23
     Shareholder service fees -- Class A                      6             37             23            17             21
     12B-1 -- Class G                                        --             --             45            --             --
     Other                                                    2              1             14             1              5

         Total Liabilities                                9,534         52,488          5,127            84         32,276

NET ASSETS:
Capital                                                  45,380        207,995        213,452        91,696        135,774
Undistributed (distributions in excess of)
   net investment income                                     48            184            173           (57)            99
Net unrealized appreciation/depreciation
   from investments                                        (423)        (3,954)        (6,669)         (887)        (2,392)
Accumulated undistributed net realized gains
   (losses) from investment transactions                 (4,621)       (10,040)        (9,656)       (5,612)       (19,929)

         Net Assets                                     $40,384       $194,185       $197,300       $85,140       $113,552

Net Assets
     Class A                                            $40,384       $194,159       $ 39,140       $85,140       $113,545
     Class G                                                                26        158,160                            7

         Total                                          $40,384       $194,185       $197,300       $85,140       $113,552

Outstanding units of beneficial
   interest (shares)
     Class A                                              4,201         21,239          3,115         8,209         12,381
     Class G                                                                 3         12,587                            1

         Total                                            4,201         21,242         15,702         8,209         12,382

Net asset value
     Redemption price per share -- Class A              $  9.61       $   9.14       $  12.57       $ 10.37       $   9.17
     Offering and redemption price
        per share -- Class G                                              9.10       $  12.57                         9.19

Maximum sales charge                                       2.00%          5.75%          2.00%         5.75%          5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent) -- Class A     $  9.81       $   9.70       $  12.82       $ 11.00       $   9.73


                                            See notes to financial statements.

                                           Statements of Operations
The Victory Portfolios      For the Six Months Ended April 30, 2000

(Amounts in Thousands)                                  (Unaudited)


                                                              Limited
                                                              Term         Intermediate   Fund         Government    Investment
                                                              Income       Income         for          Mortgage      Quality
                                                              Fund         Fund           Income       Fund          Bond Fund
Investment Income:
Interest income                                               $ 1,371      $ 6,886        $ 7,802      $ 3,372       $ 4,459
Securities lending income                                           6           53             --           --            32

     Total Income                                               1,377        6,939          7,802        3,372         4,491

Expenses:
Investment advisory fees                                          109          767            522          229           472
Administration fees                                                33          154            157           69            94
Shareholder service fees -- Class A                                54          255             50          113           157
12b-1 fees -- Class G                                              --           --            210           --            --
Accounting fees                                                    28           47             53           30            41
Custodian fees                                                     20           39             33           25            36
Legal and audit fees                                                3           10             10            8             6
Trustees' fees and expenses                                        --            2             --            1             1
Transfer agent fees                                                 5           10             14            7            31
Registration and filing fees                                        6            7             32            6             6
Printing fees                                                       1            2             19            2            10
Other                                                               1            7             --            2             5

     Total Expenses                                               260        1,300          1,100          492           859

Expenses voluntarily reduced                                       (9)        (235)          (145)          --          (157)

     Expenses before reimbursement from distributor               251        1,065            955          492           702
     Expenses reimbursed by the distributor                       (41)        (110)            (2)          --           (51)

     Net Expenses                                                 210          955            953          492           651

Net Investment Income                                           1,167        5,984          6,849        2,880         3,840

Realized/Unrealized Gains (losses) from Investments:
Net realized gains (losses) from investment transactions         (654)      (4,652)        (2,047)      (2,260)       (3,260)
Change in unrealized appreciation/depreciation
   from investments                                               131          752         (1,634)         264           584

Net realized/unrealized gains (losses) from investments          (523)      (3,900)        (3,681)      (1,996)       (2,676)

Change in net assets resulting from operations                $   644      $ 2,084        $ 3,168      $   884       $ 1,164


                                            See notes to financial statements.

The Victory Portfolios     Statements of Changes in Net Assets

(Amounts in Thousands)                             (Unaudited)


                                          Limited Term             Intermediate                      Fund for
                                          Income Fund              Income Fund                       Income

                                     Six                      Six                       Six          Ten
                                     Months      Year         Months       Year         Months       Months        Year
                                     Ended       Ended        Ended        Ended        Ended        Ended         Ended
                                     April 30,   October 31,  April 30,    October 31,  April 30,    October 31,   December 31,
                                     2000        1999         2000         1999         2000         1999<F1>      1998
From Investment Activities:
Operations:
     Net investment income           $ 1,167     $  3,853     $  5,984     $ 12,785     $  6,849     $ 10,141      $  9,225
     Net realized gains
       (losses) from
       investment transactions          (654)      (1,162)      (4,652)      (5,275)      (2,047)      (1,816)          226
     Net change in unrealized
       appreciation/depreciation
       from investments                  131       (1,429)         752       (8,183)      (1,634)      (7,522)        1,816

Change in net assets resulting
   from operations                       644        1,262        2,084         (673)       3,168          803        11,267

Distributions to Shareholders:
     From net investment
       income by class:
           Class A                    (1,170)      (3,852)      (6,050)     (12,677)      (1,330)      (1,239)           --
           Class G                        --           --           --           --       (5,538)      (8,850)       (9,113)
     From net realized gains from
       investment transactions            --           --           --         (298)          --           --            --

Change in net assets from
   distributions to shareholders      (1,170)      (3,852)      (6,050)     (12,975)      (6,868)     (10,089)       (9,113)

Capital Transactions:
     Proceeds from shares issued       2,429       13,368       15,768       48,771       34,544      103,753        52,319
     Proceeds from shares
       issued in connection
       with acquisition                   --           --           --           --           --       33,350            --
     Dividends reinvested                595        2,715        4,154        9,350        6,314        9,191         7,552
     Cost of shares redeemed          (9,602)     (47,348)     (45,961)     (76,550)     (72,550)     (64,028)      (57,385)

Change in net assets from
   capital transactions               (6,578)     (31,265)     (26,039)     (18,429)     (31,692)      82,266         2,486

Change in net assets                  (7,104)     (33,855)     (30,005)     (32,077)     (35,392)      72,980         4,640

Net Assets:
     Beginning of period              47,488       81,343      224,190      256,267      232,692      159,712       155,072

     End of period                   $40,384     $ 47,488     $194,185     $224,190     $197,300     $232,692      $159,712

Share Transactions:
     Issued                              250        1,351        1,713        5,075        2,724        8,005         3,958
     Issued in connection
       with acquisition                   --           --           --           --           --        2,426            --
     Reinvested                           62          276          452          979          500          711           572
     Redeemed                           (993)      (4,834)      (4,979)      (8,002)      (5,723)      (4,935)       (4,338)

Change in shares                        (681)      (3,207)      (2,814)      (1,948)      (2,499)       6,207           192


<F1> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Changes in net assets prior to March 26, 1999 represent the Gradison Government Income Fund.


                                            See notes to financial statements.

The Victory Portfolios     Statements of Changes in Net Assets

(Amounts in Thousands)                             (Unaudited)


                                                                              Government               Investment Quality
                                                                             Mortgage Fund                  Bond Fund

                                                                       Six                          Six
                                                                       Months         Year          Months         Year
                                                                       Ended          Ended         Ended          Ended
                                                                       April 30,      October 31,   April 30,      October 31,
                                                                       2000           1999          2000           1999
From Investment Activities:
Operations:
     Net investment income                                             $  2,880       $  5,839      $  3,840       $  8,469
     Net realized gains (losses) from investment transactions            (2,260)        (2,539)       (3,260)        (6,618)
     Net change in unrealized appreciation/depreciation
       from investments                                                     264         (1,918)          584         (3,689)

Change in net assets resulting from operations                              884          1,382         1,164         (1,838)

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                         (3,044)        (5,768)       (3,927)        (8,392)
         Class G                                                             --             --            --             --

Change in net assets from distributions to shareholders                  (3,044)        (5,768)       (3,927)        (8,392)

Capital Transactions:
     Proceeds from shares issued                                         10,356         23,681         9,738         44,058
     Dividends reinvested                                                 1,602          3,088         2,514          5,673
     Cost of shares redeemed                                            (23,984)       (28,142)      (36,899)       (68,471)

Change in net assets from capital transactions                          (12,026)        (1,373)      (24,647)       (18,740)

Change in net assets                                                    (14,186)        (5,759)      (27,410)       (28,970)

Net Assets:
     Beginning of period                                                 99,326        105,085       140,962        169,932

     End of period                                                     $ 85,140       $ 99,326      $113,552       $140,962

Share Transactions:
     Issued                                                                 990          2,201         1,056          5,665
     Reinvested                                                             154            261           272            604
     Redeemed                                                            (2,299)        (2,466)       (3,998)        (7,790)

Change in shares                                                         (1,155)            (4)       (2,670)        (1,521)


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                         Limited Term Income Fund

                                            Six
                                            Months         Year           Year           Year          Year          Year
                                            Ended          Ended          Ended          Ended         Ended         Ended
                                            April 30,      October 31,    October 31,    October 31,   October 31,   October 31,
                                            2000           1999           1998           1997          1996          1995<F2>
                                            (Unaudited)
Net Asset Value, Beginning of Period        $  9.73        $ 10.06        $  9.94       $ 10.01        $ 10.15       $   9.88

Investment Activities
     Net investment income                     0.26           0.50           0.54          0.61           0.63           0.57
     Net realized and unrealized
       gains (losses) from investments        (0.12)         (0.33)          0.12         (0.07)         (0.14)          0.27

         Total from Investment Activities      0.14           0.17           0.66          0.54           0.49           0.84

Distributions
     Net investment income                    (0.26)         (0.50)         (0.54)        (0.61)         (0.62)         (0.57)
     In excess of net investment income          --             --             --            --          (0.01)            --

         Total Distributions                  (0.26)         (0.50)         (0.54)        (0.61)         (0.63)         (0.57)

Net Asset Value, End of Period              $  9.61        $  9.73        $ 10.06       $  9.94        $ 10.01       $  10.15

Total Return (excludes sales charges)          1.47%<F3>      1.72%          6.86%         5.57%          4.94%          8.77%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $40,384        $47,488        $81,343       $81,913        $90,019       $172,002
Ratio of expenses to
   average net assets <F5>                     0.96%<F4>      0.96%          0.87%         0.85%          0.86%          0.78%
Ratio of net investment income
   to average net assets <F5>                  5.37%<F4>      5.03%          5.44%         6.06%          5.90%          5.77%
Ratio of expenses to
   average net assets<F1>                      1.19%<F4>      1.09%          1.02%         0.87%          0.89%          0.79%
Ratio of net investment income
   to average net assets<F1>                   5.14%<F4>      4.90%          5.29%         6.04%          5.87%          5.76%
Portfolio turnover                              107%           220%           177%          139%           221%            97%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Short-Term Government Income
     Portfolio merged into the Limited Term Income Fund. Financial highlights for the periods prior to June 5, 1995 represent the Limited Term Income Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective December 15, 1999, the advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of .90% until at least February 28, 2001.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                    Intermediate Income Fund

                                                                                                                  Class G
                                                                  Class A Shares                                  Shares

                                   Six                                                                            December 21,
                                   Months        Year         Year         Year         Year         Year         1999
                                   Ended         Ended        Ended        Ended        Ended        Ended        through
                                   April 30,     October 31,  October 31,  October 31,  October 31,  October 31,  April 30,
                                   2000          1999         1998         1997         1996         1995         2000<F2>
                                   (Unaudited)                                                                    (Unaudited)
Net Asset Value,
   Beginning of Period             $   9.32      $   9.85     $   9.61     $   9.56     $   9.69     $   9.25     $   9.25

Investment Activities
     Net investment income             0.27          0.50         0.53         0.56         0.56         0.60         0.20
     Net realized and unrealized
       gains (losses)
       from investments               (0.18)        (0.52)        0.24         0.05        (0.13)        0.44        (0.12)

         Total from
            Investment Activities      0.09         (0.02)        0.77         0.61         0.43         1.04         0.08

Distributions
     Net investment income            (0.27)        (0.50)       (0.53)       (0.56)       (0.56)       (0.60)       (0.23)
     Net realized gains                  --         (0.01)          --           --           --           --           --

         Total Distributions          (0.27)        (0.51)       (0.53)       (0.56)       (0.56)       (0.60)       (0.23)

Net Asset Value, End of Period     $   9.14      $   9.32     $   9.85     $   9.61     $   9.56     $   9.69     $   9.10

Total Return
   (excludes sales charges)            1.03%<F3>    (0.18)%       8.30%        6.62%        4.56%       11.65%        0.88%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)    $194,159      $224,190     $256,267     $248,841     $272,087     $163,281     $     26
Ratio of expenses to
   average net assets <F6>             0.93%<F4>     1.00%        0.96%        0.96%        0.94%        0.82%        1.00%<F4>
Ratio of net investment income
   to average net assets <F6>          5.86%<F4>     5.26%        5.48%        5.87%        5.81%        6.32%        5.93%<F4>
Ratio of expenses to
   average net assets<F1>              1.27%<F4>     1.26%        1.24%        1.09%        1.11%        1.06%       58.98%<F4>
Ratio of net investment income
   to average net assets<F1>           5.52%<F4>     5.00%        5.20%        5.74%        5.64%        6.08%      (52.05)%<F4>
Portfolio turnover <F5>                 152%          303%         318%         195%         164%          98%         152%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> On December 15, 1999, the advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A Shares and Class G Shares of the Fund at a maximum of 0.90% and 1.00%, respectively, until at least February 28, 2001.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                            Fund for Income

                                                                            Class A Shares

                                                                     Six                March 26,
                                                                     Months             1999
                                                                     Ended              to
                                                                     April 30,          October 31,
                                                                     2000               1999<F4><F7>
                                                                     (Unaudited)
Net Asset Value, Beginning of Period                                 $ 12.79            $ 13.14

Investment Activities
    Net investment income                                               0.41               0.46
    Net realized and unrealized gains (losses) on investments          (0.22)             (0.36)

      Total from Investment Activities                                  0.19              (0.10)

Distributions
  Net investment income                                                (0.41)             (0.45)
  In excess of net investment income                                      --                 --
  Net realized gains                                                      --                 --
  Tax return of capital                                                   --                 --

      Total Distributions                                              (0.41)             (0.45)

Net Asset Value, End of Period                                       $ 12.57            $ 12.79

Total Return (excludes sales charges)                                   1.54%<F2>          0.72%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                      $39,140            $40,270
Ratio of expenses to average net assets <F5>                            1.00%<F3>          1.00%<F3>
Ratio of net investment income to average net assets <F5>               6.48%<F3>          6.02%<F3>
Ratio of expenses to average net assets<F1>                             1.15%<F3>          1.22%<F3>
Ratio of net investment income to average net assets<F1>                6.33%<F3>          5.80%<F3>
Portfolio turnover <F8>                                                   15%                24%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999 represent the Gradison Government Income Fund.

<F5> Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.89% until at least April 1, 2001. Effective February 28, 2000, the Adviser has also agreed to waive its management fee for Class A shares to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.00% until at least February 28, 2001.

<F6> There were no voluntary fee reductions during the period.

<F7> Period from commencement of operations.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                                                             Fund for Income

                                                             Class G Shares

                          Six            January 1,
                          Months         1999           Year         Year         Year         Year         Year
                          Ended          to             Ended        Ended        Ended        Ended        Ended
                          April 30,      October 31,    December 31, December 31, December 31, December 31, December 31,
                          2000           1999<F4>       1998         1997         1996         1995         1994
                          (Unaudited)
Net Asset Value,
  Beginning
  of Period               $  12.78       $  13.32       $  13.14     $  12.88     $  13.21     $  12.02     $  13.37

Investment
  Activities
    Net investment
      income                  0.42           0.66           0.77         0.78         0.78         0.79         0.76
    Net realized and
      unrealized
      gains
      (losses) on
      investments            (0.21)         (0.54)          0.17         0.26        (0.34)        1.23        (1.25)

      Total from
        Investment
        Activities            0.21           0.12           0.94         1.04         0.44         2.02        (0.49)

Distributions
  Net investment
    income                   (0.42)         (0.66)         (0.76)       (0.78)       (0.77)       (0.79)       (0.78)
  In excess of net
    investment income           --             --             --           --           --           --        (0.01)
  Net realized gains            --             --             --           --           --           --        (0.05)
  Tax return
    of capital                  --             --             --           --           --        (0.04)       (0.02)

      Total
        Distributions        (0.42)         (0.66)         (0.76)       (0.78)       (0.77)       (0.83)       (0.86)

Net Asset Value,
  End of Period           $  12.57       $  12.78       $  13.32     $  13.14     $  12.88     $  13.21     $  12.02

Total Return
  (excludes
  sales charges)              1.59%<F2>      0.94%<F2>      7.37%        8.36%        3.51%       17.20%       (3.69)%

Ratios/Supplemental
  Data:
Net Assets,
  End of Period
  (000)                   $158,160       $192,422       $159,712     $155,072     $162,874     $185,434     $184,029
Ratio of expenses
  to average net
  assets <F5>                 0.89%<F3>      0.88%<F3>      0.89%        0.90%        0.90%        0.92%        0.90%
Ratio of net
  investment
  income to average
  net assets <F5>             6.58%<F3>      6.12%<F3>      5.79%        6.04%        6.06%        6.19%        6.03%
Ratio of expenses
  to average net
  assets<F1>                  1.03%<F3>      1.04%<F3>      0.90%        <F6>         <F6>         <F6>         <F6>
Ratio of net
  investment
  income to average
  net assets<F1>              6.44%<F3>      5.96%<F3>      5.78%        <F6>         <F6>         <F6>         <F6>
Portfolio
  turnover <F8>                 15%            24%            36%          12%          13%          16%          21%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999 represent the Gradison Government Income Fund.

<F5> Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.89% until at least April 1, 2001. Effective February 28, 2000, the Adviser has also agreed to waive its management fee for Class A shares to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.00% until at least February 28, 2001.

<F6> There were no voluntary fee reductions during the period.

<F7> Period from commencement of operations.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                           Government Mortgage Fund

                                              Six
                                              Months         Year          Year          Year           Year         Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                              April 30,      October 31,   October 31,   October 31,    October 31,  October 31,
                                              2000           1999          1998          1997           1996         1995
                                              (Unaudited)
Net Asset Value, Beginning of Period          $ 10.61        $ 11.07       $  10.93      $  10.76       $  10.86     $  10.33

Investment Activities
     Net investment income                       0.33           0.62           0.63          0.69           0.70         0.72
     Net realized and unrealized
       gains (losses) from investments          (0.22)         (0.47)          0.14          0.16          (0.12)        0.62

         Total from Investment Activities        0.11           0.15           0.77          0.85           0.58         1.34

Distributions
     Net investment income                      (0.35)         (0.61)         (0.63)        (0.68)         (0.67)       (0.71)
     In excess of net realized gains               --             --             --            --             --        (0.08)
     Tax return of capital                         --             --             --          <F3>          (0.01)       (0.02)

         Total Distributions                    (0.35)         (0.61)         (0.63)        (0.68)         (0.68)       (0.81)

Net Asset Value, End of Period                $ 10.37        $ 10.61       $  11.07      $  10.93       $  10.76     $  10.86

Total Return (excludes sales charges)            1.08%<F4>      1.38%          7.23%         8.22%          5.54%       13.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000)               $85,140        $99,326       $105,085      $103,761       $125,992     $136,103
Ratio of expenses to
   average net assets                            1.07%<F5>      0.99%          0.88%         0.85%          0.89%        0.77%
Ratio of net investment income
   to average net assets                         6.29%<F5>      5.67%          5.72%         6.32%          6.46%        6.81%
Ratio of expenses to
   average net assets<F1>                        <F2>           1.08%          1.01%         <F2>           0.90%        0.79%
Ratio of net investment income
   to average net assets<F1>                     <F2>           5.58%          5.59%         <F2>           6.45%        6.80%
Portfolio turnover                                131%           274%           296%          115%           127%          59%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Amount rounds to less than $0.01.

<F4> Not annualized.

<F5> Annualized.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                  Investment Quality Bond Fund

                                                                                                                  Class G
                                                                   Class A Shares                                 Shares

                                   Six                                                                            December 21,
                                   Months        Year         Year         Year         Year         Year         1999
                                   Ended         Ended        Ended        Ended        Ended        Ended        through
                                   April 30,     October 31,  October 31,  October 31,  October 31,  October 31,  April 30,
                                   2000          1999         1998         1997<F3>     1996         1995<F2>     2000<F8>
                                   (Unaudited)                                                                    (Unaudited)
Net Asset Value,
   Beginning of Period             $   9.37      $  10.00     $   9.78     $   9.63     $   9.76     $   9.10     $   9.27

Investment Activities
     Net investment income             0.29          0.54         0.55         0.57         0.57         0.62         0.22
     Net realized and
       Unrealized gains
       (losses) from investments      (0.20)        (0.64)        0.22         0.14        (0.13)        0.67        (0.05)

         Total from
            Investment Activities      0.09         (0.10)        0.77         0.71         0.44         1.29         0.17

Distributions
     Net investment income            (0.29)        (0.53)       (0.55)       (0.56)       (0.56)       (0.62)       (0.25)
     In excess of net
        investment income                --            --           --           --           --        (0.01)          --
     Tax return of capital               --            --           --           --        (0.01)          --           --

         Total Distributions          (0.29)        (0.53)       (0.55)       (0.56)       (0.57)       (0.63)       (0.25)

Net Asset Value, End of Period     $   9.17      $   9.37     $  10.00     $   9.78     $   9.63     $   9.76     $   9.19

Total Return
   (excludes sales charges)            1.08%<F4>    (1.18)%       8.06%        7.67%        4.65%       14.63%        1.81%<F4>

Ratios/Supplemental Data:
Net Assets, End of Period (000)    $113,545      $140,962     $169,932     $181,007     $150,807     $125,248     $      7
Ratio of expenses to
   average net assets<F7>              1.04%<F5>     1.09%        1.06%        1.04%        1.01%        0.88%        1.09%<F5>
Ratio of net investment income
   to average net assets<F7>           6.11%<F5>     5.44%        5.49%        5.90%        5.99%        6.59%        5.97%<F5>
Ratio of expenses to
   average net assets<F1>              1.37%<F5>     1.34%        1.31%        1.17%        1.14%        1.10%      344.14%<F5>
Ratio of net investment income
   to average net assets<F1>           5.78%<F5>     5.19%        5.24%        5.77%        5.86%        6.37%     (337.08)%<F5>
Portfolio turnover <F6>                 167%          398%         492%         249%         182%         160%         167%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Corporate Bond Portfolio merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 5, 1995 represent the Investment Quality Bond Fund.

<F3> Effective June 13, 1997, the Victory Government Bond Fund merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 13, 1997 represent the Investment Quality Bond Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Effective December 15, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A shares and Class G shares of the Fund at a maximum of 1.10% until at least February 28, 2001.

<F8>  Period from commencement of operations.


                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
National Municipal Bond Fund                                   April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Municipal Bonds (93.8%)

Alabama (1.6%):

Houston County Health Care
Authority Revenue,
6.13%, 10/1/25,
Callable 10/1/09 @ 101, AMBAC                        $  500           $   498

Scottsboro, Series B,
5.30%, 7/1/06, FSA                                      100               101

                                                                          599

Alaska (1.4%):

Anchorage Lease Revenue,
Correctional Facility,
5.13%, 2/1/09, FSA                                      500               493

Arizona (2.7%):

Pima County Industrial Development
Authority, 5.00%, 4/1/04, MBIA                        1,000               999

California (9.5%):

A B C School District,
Capital Appreciation, Series B, GO,
0.00%, 8/1/24, FGIC                                     500               117

Bellevue School District,
Capital Appreciation, GO,
0.00%, 8/1/24, FGIC                                   1,000               237

State, GO, 4.50%, 5/1/05, FGIC                        3,000             2,973

Union Elementary School District,
Capital Appreciation, Series A, GO,
0.00%, 9/1/24, FGIC                                     620               143

                                                                        3,470

Connecticut (0.6%):

State, Special Tax Obligation
Revenue Bond, Series B,
6.00%, 9/1/06                                           200               210

Florida (13.8%):

Dade County Seaport, 5.13%, 10/1/16,
Callable 10/1/06 @ 102, MBIA                          1,000               942

Lakeland Electric & Water Revenue,
Series A, 4.75%, 10/1/17,
Callable 10/1/09 @ 101, MBIA                            250               218

Orlando Utilities Commission,
Water & Electric Revenue,
5.80%, 10/1/06                                          150               156

State Board Financial Department,
Environmental Protection-Preservation
Revenue, 4.00%, 7/1/07, FGIC                          2,400             2,208

State Board Financial Department,
Environmental Protection-Preservation
Revenue 2000-A, 5.25%, 7/1/04, FSA                      500               506

State Department, Environmental
Protection-Preservation Revenue,
Series A, 5.25%, 7/1/05, FGIC                         1,000             1,012

                                                                        5,042

Georgia (0.7%):

Columbia County
Water & Sewer Revenue,
5.50%, 6/1/25,
Callable 6/1/10 @ 100, FGIC                          $  250           $   237

Illinois (10.0%):

Chicago Public Building Commission,
6.05%, 1/1/06,
Callable 1/1/05 @ 100, AMBAC                            250               258

State Health Facilities Authority,
5.55%, 10/1/06, FGIC                                  1,000             1,013

State Health Facilities Authority,
5.60%, 10/1/07, FGIC                                  2,310             2,346

                                                                        3,617

Indiana (0.8%):

Westfield Elementary School Building
Corp., 5.00%, 7/15/01, AMBAC                            280               281

Iowa (2.2%):

Harlan Community School District,
3.40%, 6/1/00, FSA                                      250               250

State Finance Authority, Hospital Facility
Revenue, Trinity Regional Hospital
Project, 5.00%, 7/1/02, FSA                             550               550

                                                                          800

Kansas (0.4%):

Haysville, Water & Wastewater Utility,
4.60%, 10/1/00, FSA                                     130               130

Maine (2.0%):

State Turnpike Authority Revenue, 5.50%,
7/1/30, Callable 7/1/10 @ 101, FGIC                     750               709

Michigan (6.4%):

Byron Center, GO, 5.40%, 5/1/07,
Prerefunded 5/1/05 @ 101, MBIA                          240               246

Genesee School District, GO, 6.00%, 5/1/29,
Callable 5/1/10 @ 100, FSA                            1,000             1,013

Grosse Ile Township School District,
GO, 6.00%, 5/1/22,
Prerefunded 5/1/07 @ 100, FGIC                          250               263

Leslie Public Schools, GO, 5.55%, 5/1/07,
Prerefunded 5/1/05 @ 101, AMBAC                         250               258

Municipal Bond Authority, 6.70%, 11/1/06,
Callable 11/1/04 @ 102                                  225               240

Municipal Bond Authority, 6.80%, 11/1/07,
Callable 11/1/04 @ 102                                  275               294

                                                                        2,314

Missouri (1.4%):

Excelsior Springs School District
Building Corp., 6.50%, 3/1/09,
Callable 3/1/04 @ 100, FSA                              500               524

Nebraska (4.6%):

Education Financial Authority Revenue,
Creighton University,
Series A, 3.55%, 9/1/01, AMBAC                        1,710             1,672

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
National Municipal Bond Fund                                   April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

New York (2.8%):

Albany Municipal Water Finance
Authority, Water & Sewer Systems
Revenue, Capital Appreciation,
Series A, 0.00%, 12/1/22, FGIC                       $  500           $   132

State Dormitory Authority Revenue,
University of Rochester,
Series A, 5.00%, 7/1/23,
Callable 7/1/08 @ 101, MBIA                           1,000               870

                                                                        1,002

Ohio (21.3%):

Dayton Water Systems Revenue,
4.05%, 12/1/06, FSA                                   1,000               916

Franklin County Development Revenue,
American Chemical Society Project,
5.00%, 10/1/07                                          850               830

Franklin County Development Revenue,
American Chemical Society Project,
5.50%, 10/1/12,
Callable 10/1/09 @ 101                                1,000               994

State Building Authority, Correctional
Facilities, 4.60%, 10/1/03                              500               493

State Highway Capital Improvements,
Series E, 4.75%, 5/1/05                               1,000               989

State Public Facilities Commission,
Higher Education Capital Facilities,
Series II, 4.50%, 11/1/07                             3,250             3,053

State Special Obligation, Elementary
and Secondary Facilities,
5.80%, 6/1/03, AMBAC                                    500               512

                                                                        7,787

South Dakota (1.0%):

Sioux Falls Sales Tax Revenue,
4.00%, 11/15/00, AMBAC                                  370               369

Tennessee (1.4%):

Dickson Electric Systems Revenue,
5.00%, 9/1/03, MBIA                                     500               501

Texas (2.0%):

Conroe Independent School District, GO,
6.50%, 2/1/04                                           200               210

Keller Independent School District, GO,
6.20%, 8/15/04                                          200               209

State, Series A, GO, 6.00%, 10/1/08                     100               105

Ysleta Independent School District, GO,
5.60%, 8/15/02                                          200               203

                                                                          727

Vermont (2.7%):

Education & Health Building Finance
Agency Revenue, Fletcher Allen
Health, Series A, 5.75%, 12/1/18,
Callable 12/1/10 @ 101                               $1,000           $   981

Washington (1.1%):

Seattle Municipal Light & Power,
6.00%, 7/1/03                                           200               206

Skagit County School District, No. 103,
Anacortes, GO, 4.75%, 12/1/01, FGIC                     200               200

                                                                          406

Wisconsin (3.4%):

Milwaukee Sewer District, Series A, GO,
6.70%, 10/1/02                                          200               208

University of Wisconsin Hospital & Clinic
Authority Revenue, 6.20%, 4/1/29,
Callable 4/1/10 @ 101, FSA                            1,000             1,015

                                                                        1,223

Total Municipal Bonds (Cost $34,195)                                   34,093

Investment Companies (3.8%)

Federated Tax-Free
Money Market Fund                                 1,392,293             1,392

Total Investment Companies (Cost $1,392)                                1,392

Total Investments (Cost $35,587) (a) -- 97.6%                          35,485

Other assets in excess of liabilities -- 2.4%                             864

TOTAL NET ASSETS -- 100.0%                                            $36,349

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation          $ 368
    Unrealized depreciation           (470)
    Net unrealized appreciation      $(102)

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Financial Guaranty Insurance Co.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Assoc.

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
New York Tax-Free Fund                                         April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

New York Municipal Bonds (97.6%)

Albany Municipal Water Finance Authority,
Water & Sewer System Revenue,
0.00%, 12/1/18, FGIC                               $  1,000           $   338

Albany Municipal Water Finance Authority,
Water & Sewer System Revenue,
0.00%, 12/1/19, FGIC                                  1,000               318

Albany Municipal Water Finance Authority,
Water & Sewer System Revenue,
0.00%, 12/1/21, FGIC                                  1,000               281

Clifton Park Water System,
5.00%, 10/1/19,
Callable 10/1/09 @ 101, FGIC                            310               276

Metropolitan Transportation Authority,
Transportation Facilities, Series I,
7.00%, 7/1/09, AMBAC                                    250               281

Nassau County Industrial Development
Agency, 5.00%, 7/1/23,
Callable 7/1/08 @ 102, MBIA                             150               131

Nassau County Industrial Development
Agency, Civic Facilities, Hofstra
University Project, 6.75%, 8/1/11,
Prerefunded 8/1/01 @ 102, AMBAC                         250               261

New York City, Series C, GO,
7.00%, 2/1/12,
Callable 8/1/00 @ 100, FGIC                              60                60

New York City, Series B, GO,
7.00%, 10/1/18,
Callable 10/1/00 @ 100, FSA, ETM                        300               303

New York City Cultural Resources,
Museum of Modern Art,
6.63%, 1/1/11,
Prerefunded 1/1/02 @ 102, AMBAC                         680               713

New York City Housing Development Corp.,
Multi-Unit Mortgage, Series A,
7.30%, 6/1/10,
Callable 6/1/01 @ 102, FHA                              700               730

New York City Housing Development Corp.,
Multi-Unit Mortgage, Series A,
7.35%, 6/1/19,
Callable 6/1/01 @ 102, FHA                              675               704

New York City Industrial Development
Agency, Civic Facilities,
USTA National Tennis Center Project,
6.38%, 11/15/14,
Callable 11/15/04 @ 102, FSA                            200               210

New York City Municipal Water Finance
Authority, Water & Sewer System
Revenue, 6.75%, 6/15/16,
Callable 6/15/01 @ 101, FGIC                            325               335

New York City Municipal Water Finance
Authority, Water & Sewer System
Revenue, 6.75%, 6/15/16,
Prerefunded 6/15/01 @ 101, FGIC                         325               336

New York City Municipal Water Finance
Authority, Water & Sewer System
Revenue, 0.00%, 6/15/19, MBIA                      $  3,000           $   971

North Hempstead,
4.75%, 1/15/23,
Callable 1/15/08 @ 101, FGIC                            750               630

State, GO,
6.75%, 8/1/18,
Prerefunded 8/1/01 @ 102, AMBAC                         370               387

State, GO,
6.75%, 8/1/19,
Prerefunded 8/1/01 @ 102, AMBAC                         325               340

State Dormitory Authority,
0.00%, 7/1/18, MBIA                                   1,010               347

State Dormitory Authority,
4.75%, 8/15/19,
Callable 2/15/09 @ 101, MBIA                            500               426

State Dormitory Authority,
4.75%, 5/15/24,
Callable 5/15/08 @ 101, MBIA                            300               249

State Dormitory Authority,
City University, Series 2,
6.75%, 7/1/24,
Prerefunded 7/1/04 @ 102, MBIA                          700               758

State Dormitory Authority, Ithaca College,
6.50%, 7/1/10,
Prerefunded 7/1/01 @ 102, MBIA                          750               781

State Dormitory Authority,
Judicial Facilities Leases, Series B,
7.00%, 4/15/16,
Callable 4/15/01 @ 102, MBIA                            225               234

State Local Government Assistance,
Series B, 4.88%, 4/1/20,
Callable 4/1/08 @ 101, MBIA                             500               433

State Medical Care Facilities Finance
Agency, 7.38%, 8/15/19,
Callable 8/15/00 @ 101, MBIA                            165               169

State Medical Care Facilities Finance
Agency, North Shore University Hospital,
7.20%, 11/1/20,
Prerefunded 11/1/00 @ 102, MBIA                         565               584

State Tollway Authority, Series C,
6.00%, 1/1/25,
Prerefunded 1/1/05 @ 102, FGIC                          550               580

Triborough Bridge & Tunnel Authority,
Series T, 7.00%, 1/1/20,
Prerefunded 1/1/01 @ 102, MBIA                          900               932

Triborough Bridge & Tunnel Authority,
Special Obligation, Series B,
6.88%, 1/1/15,
Callable 1/1/01 @ 102, AMBAC                          1,000             1,031

Warwick Valley Central School District,
5.35%, 6/15/23,
Callable 10/1/09 @ 101, FGIC                            560               521

Total New York Municipal Bonds (Cost $14,448)                          14,650

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
New York Tax-Free Fund                                         April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Investment Companies (0.7%)

Providence of New York Fund                         109,650           $   110

Total Investment Companies (Cost $110)                                    110

Total Investments (Cost $14,558) (a) -- 98.3%                          14,760

Other assets in excess of liabilities -- 1.7%                             256

TOTAL NET ASSETS -- 100.0%                                            $15,016

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation         $ 479
    Unrealized depreciation          (277)
    Net unrealized appreciation     $ 202

AMBAC -- AMBAC Indemnity Corp.

ETM -- Escrowed To Maturity

FGIC -- Insured by Financial Guaranty Insurance Co.

FHA -- Federal Housing Administration

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

MBIA -- Insured by Municipal Bond Insurance Assoc.

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Ohio Municipal Bond Fund                                       April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Municipal Bonds (97.3%)

Certificates of Participation (1.0%):

Education (1.0%):

Worthington City School District,
5.50%, 12/1/16,
Callable 12/1/10 @ 100, MBIA                         $  500          $    491

Worthington City School District,
5.65%, 12/1/18,
Callable 12/1/10 @ 100, MBIA                            730               717

Worthington City School District,
5.70%, 12/1/19,
Callable 12/1/10 @ 100, MBIA                            600               589

Total Certificates of Participation                                     1,797

General Obligations (43.9%):

County, City & Special District (5.3%):

Akron, 4.55%, 12/1/08                                   300               278

Bath Township Capital Appreciation,
Real Estate Acquisition,
0.00%, 12/1/07, AMBAC                                   205               137

Bath Township Capital Appreciation,
Real Estate Acquisition,
0.00%, 12/1/08, AMBAC                                   205               130

Butler County, 5.60%, 12/1/09,
Callable 12/1/06 @ 101, AMBAC                           180               185

Cincinnati, 6.30%, 12/1/15,
Callable 6/1/05 @ 101 AMT                             1,250             1,303

Columbus Tax Increment, Easton Project,
4.88%, 12/1/24,
Callable 6/1/09 @ 101, AMBAC                          1,000               849

Crawford County Capital Appreciation,
0.00%, 12/1/10, AMBAC                                   300               167

Crawford County Capital Appreciation,
0.00%, 12/1/13, AMBAC                                   500               230

Erie County, 5.63%, 10/1/19,
Callable 10/1/09 @ 100, FGIC                            250               248

Madison County, 7.00%, 12/1/19,
Prerefunded 12/1/04 @ 102, AMBAC                        600               660

Maple Heights Capital Appreciation,
0.00%, 12/1/07, FSA                                     500               335

Maple Heights Capital Appreciation,
0.00%, 12/1/08, FSA                                     505               319

Maple Heights Capital Appreciation,
0.00%, 12/1/10, FSA                                     310               174

Monroe Falls, Series A, 6.95%, 12/1/14,
Callable 12/1/04 @ 101, AMBAC                         1,000             1,077

Newark Capital Appreciation,
0.00%, 12/1/16, FGIC                                  1,490               571

Scioto County, 5.70%, 12/1/20,
Callable 6/1/10 @101, AMBAC                             400               397

Summit County, Series A, 6.90%, 8/1/12,
Prerefunded 8/1/01 @ 102, AMBAC                         255               267

Summit County, Series A, 6.90%, 8/1/12,
Prerefunded 8/1/03 @ 100, AMBAC                         230               243

Warren County Special Assesment,
6.55%, 12/1/14                                       $  725          $    795

Westerville, 4.50%, 12/1/18,
Callable 12/1/09 @ 101                                1,000               839

                                                                        9,204

Education (30.4%):

Avon Local School District,
5.50%, 12/1/04, AMBAC                                   465               475

Avon Local School District,
5.55%, 12/1/05, AMBAC                                   250               257

Barnesville Village School District,
5.75%, 12/1/22,
Callable 12/1/10 @ 101                                  500               493

Batavia Local School District,
7.00%, 12/1/14, MBIA                                  1,500             1,670

Big Walnut Local School District,
Capital Appreciation,
0.00%, 12/1/09, AMBAC                                   250               149

Brecksville-Broadview Heights
City School District, 6.50%, 12/1/16,
Callable 12/1/06 @ 102, FGIC                          1,000             1,071

Brunswick City School District
Improvements,
3.60%, 12/1/00, AMBAC                                   185               184

Brunswick City School District
Improvements,
3.70%, 12/1/01, AMBAC                                   200               196

Brunswick City School District
Improvements, 6.00%, 12/1/26,
Callable 12/1/09 @ 101, FGIC                            750               760

Cambridge City School District,
5.70% 12/1/20,
Callable 12/1/10 @ 100                                1,555             1,546

Cardinal Local School District,
5.80%, 12/1/25,
Callable 12/1/10 @ 100                                2,000             1,988

Dublin City School District,
Capital Appreciation,
0.00%, 12/1/09, MBIA                                  1,250               745

Edgewood City School District,
Capital Appreciation, Series A,
0.00%, 12/1/13, MBIA                                  1,625               756

Edgewood City School District,
Capital Appreciation, Series A,
0.00%, 12/1/15, MBIA                                  1,610               657

Edgewood City School District, Series A,
4.30%, 12/1/06, MBIA                                    175               164

Fairfield City School District, TCRS,
7.45%, 12/1/14, FGIC                                  1,000             1,190

Fostoria City School District,
Capital Appreciation,
0.00%, 12/1/10, MBIA                                    375               211

Franklin City School District,
Capital Appreciation,
0.00%, 12/1/12, AMBAC                                   280               140

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Franklin City School District,
Capital Appreciation,
0.00%, 12/1/13, AMBAC                                $  280          $    131

Franklin City School District,
Capital Appreciation,
0.00%, 12/1/14, AMBAC                                   280               123

Graham Local School District,
Capital Appreciation,
0.00%, 12/1/11, MBIA                                    200               106

Graham Local School District,
Capital Appreciation,
0.00%, 12/1/12, MBIA                                    200               100

Hamilton City School District
Improvements, Series A,
6.15%, 12/1/15                                          500               535

Hamilton City School District
Improvements, Series A,
6.15%, 12/1/16                                          600               641

Hilliard Local School District, Series A,
Series A, 5.00%, 12/1/20,
Callable 12/1/06 @ 101, FGIC                          1,050               937

Hilliard School District, 0.00%, 12/1/16              3,720             1,413

Hilliard School District, 0.00%, 12/1/17              3,720             1,322

Hilliard School District,
0.00% 12/1/19, FGIC                                   2,000               626

Indian Lake Local School District,
Capital Appreciation,
Construction & Improvements,
0.00%, 12/1/11, AMBAC                                   250               132

Indian Lake Local School District,
Capital Appreciation,
Construction & Improvements,
0.00%, 12/1/12, AMBAC                                   250               125

Indian Lake Local School District,
Capital Appreciation,
Construction & Improvements,
0.00%, 12/1/13, AMBAC                                   250               117

Indian Lake Local School District,
Capital Appreciation,
Construction & Improvements,
0.00%, 12/1/14, AMBAC                                   250               110

Indian Lake Local School District,
Capital Appreciation,
Construction & Improvements,
0.00%, 12/1/15, AMBAC                                   250               103

Indian Lake Local School District,
Capital Appreciation,
Construction & Improvements,
0.00%, 12/1/16, AMBAC                                   250                96

Indian Valley Local School District,
7.00%, 12/1/14,
Callable 12/1/05 @ 102, AMBAC                         2,500             2,734

Kettering City School District
Improvements, 5.25%, 12/1/22,
Callable 12/1/05 @ 101, FGIC                          1,000               917

Lake Local School District,
5.75%, 12/1/26,
Callable 12/1/10 @ 100, FGIC                         $1,000          $    984

Lakeview Local School District,
6.95%, 12/1/19,
Callable 12/1/04 @ 102, AMBAC                         1,250             1,372

Lakota Local School District,
Capital Appreciation,
0.00%, 12/1/08, FGIC                                    320               200

Liberty Benton Local School District,
Capital Appreciation,
0.00%, 12/1/15, AMBAC                                   570               234

Liberty Benton Local School District,
Capital Appreciation,
0.00%, 12/1/16, AMBAC                                   285               109

Marion Local School District,
5.75%, 12/1/22,
Callable 12/1/10 @101, MBIA                             230               227

Marysville Village School District,
0.00%, 12/1/13, AMBAC                                   555               257

Marysville Village School District,
0.00%, 12/1/16, MBIA                                    500               193

Marysville Village School District,
0.00%, 12/1/17, AMBAC                                   955               339

Marysville Village School District,
6.00%, 12/1/24, Callable @ 101,
12/1/10, AMBAC                                        2,000             2,026

Morgan Local School District,
Capital Appreciation,
0.00%, 12/1/13                                          200                93

Morgan Local School District,
Capital Appreciation, 0.00%, 12/1/16                    220                90

Mount Vernon City School District,
7.50%, 12/1/14,
Callable 12/1/04 @ 101, FGIC                            500               549

Northeastern Local School District,
5.80%, 12/1/26,
Callable 12/1/10 @ 101, MBIA                          1,500             1,501

Northwest Local School District,
Capital Appreciation,
0.00%, 12/1/13, AMBAC                                   280               131

Northwest Local School District,
Capital Appreciation,
0.00%, 12/1/14, AMBAC                                   280               123

Norwalk City School District,
4.75%, 12/1/26,
Callable 12/1/09 @ 100, AMBAC                         1,250             1,041

Olentangy Local School District,
Series A, 6.25%, 12/1/14,
Callable 12/1/04 @ 102                                  500               533

Pickerington Local School District,
Capital Appreciation,
0.00%, 12/1/12, AMBAC                                   870               427

Reynoldsburg City School District,
5.45%, 12/1/17,
Callable 12/1/07 @ 101, FGIC                          2,575             2,517

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Ridgemont Local School District,
Capital Appreciation,
0.00%, 12/1/10, AMBAC                                $  185          $    104

Ridgemont Local School District,
Capital Appreciation,
0.00%, 12/1/11, AMBAC                                   185                98

Ridgemont Local School District,
Capital Appreciation,
0.00%, 12/1/12, AMBAC                                   185                92

Ridgemont Local School District,
Capital Appreciation,
0.00%, 12/1/13, AMBAC                                   185                87

Ridgemont Local School District,
Capital Appreciation,
0.00%, 12/1/14, AMBAC                                   185                82

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/06, FGIC                                    145               103

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/07, FGIC                                    245               164

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/10, FGIC                                    245               138

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/11, FGIC                                    245               130

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/12, FGIC                                    240               120

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/13, FGIC                                    240               113

Ripley-Union-Lewis, Local School District,
Capital Appreciation,
0.00%, 12/1/14, FGIC                                    235               104

Riverside Local School District,
Capital Appreciation,
0.00%,12/1/11, MBIA                                     145                75

Riverside Local School District,
Capital Appretiation,
0.00%, 12/1/12, MBIA                                    145                70

South-Western City School District,
4.75%, 12/1/19,
Callable 12/1/09 @ 100, AMBAC                         1,000               860

South-Western City School District,
4.75%, 12/1/26,
Callable 12/1/09 @ 100, AMBAC                         5,000             4,140

Springfield Local School District,
Capital Appreciation,
0.00%, 12/1/11, AMBAC                                 1,715               907

Springfield Local School District,
Capital Appreciation,
0.00%, 12/1/12, MBIA                                    340               169

State Higher Education,
5.00%, 2/1/07                                        $4,000          $  3,983

Sycamore Community School District,
4.75%, 12/1/19,
Callable 12/1/08 @ 100, AMBAC                         1,000               860

Sycamore Community School District
Improvements, Capital Appreciation,
0.00%, 12/1/07                                          360               240

Tuscarawas Valley School District,
Capital Appreciation,
0.00%, 12/1/19, MBIA                                    580               175

Upper Arlington City School District,
5.13%, 12/1/19,
Callable 12/1/06 @ 101, MBIA                          2,500             2,296

Wadsworth City School District,
0.00%, 12/1/07, FGIC                                    555               371

Wadsworth City School District,
0.00%, 12/1/08, FGIC                                    555               348

Wadsworth City School District,
0.00%, 12/1/10, FGIC                                    105                59

Wadsworth City School District,
0.00%, 12/1/11, FGIC                                    105                55

Wadsworth City School District,
0.00%, 12/1/16, FGIC                                    105                52

Wadsworth City School District,
Capital Appreciation,
0.00%, 12/1/11, FGIC                                    555               291

Wadsworth City School District,
Capital Appreciation,
0.00%, 12/1/12, FGIC                                    575               282

                                                                       52,434

Housing (0.3%):

Belmont County Home Improvements,
3.65%, 12/1/01, MBIA                                    170               167

Belmont County Home Improvements,
3.70%, 12/1/02, MBIA                                    175               169

Belmont County Home Improvements,
3.80%, 12/1/03, MBIA                                    185               176

                                                                          512

Public Facilities (Convention, Sport,
Public Buildings) (0.9%):

Crawford County, Correctional Facilities,
6.75%, 12/1/19,
Prerefunded 12/1/04 @ 102, AMBAC                      1,385             1,509

Transportation (5.5%):

State Highway Capital Improvement,
Series D, 4.50%, 5/1/07                               3,000             2,866

State Highway Capital Improvement,
Series D, 4.50%, 5/1/08                               5,000             4,723

State Highway Capital Improvements,
Series E, 4.75%, 5/1/05                               2,000             1,976

                                                                        9,565

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Utility (Sewers, Telephone, Electric) (1.5%):

Avon Route 83 Sewer Improvements,
6.50%, 12/1/15                                       $  335          $    363

Canton, Waterworks System,
5.75%, 12/1/10,
Callable 12/1/05 @ 102, AMBAC                           500               516

Huron County, Landfill Issue II,
5.40%, 12/1/07, MBIA                                    285               290

Huron County, Landfill Issue II,
5.60%, 12/1/09,
Callable 12/1/07 @ 102, MBIA                            320               330

Toledo, Sewer Improvements,
6.10%, 12/1/14,
Callable 12/1/04 @ 102, AMBAC                         1,000             1,040

                                                                        2,539

Total General Obligations                                              75,763

Revenue Bonds (52.4%):

County, City & Special District (0.8%):

Akron Pension, 4.75%, 12/1/23,
Callable 12/1/10 @ 101, AMBAC                         1,750             1,462

Education (15.2%):

Franklin County IDR,
Columbus College of Art & Design, 6.00%, 9/1/13,
Callable 9/1/00 @ 102, LOC Bank One                   1,310             1,302

State Education Loan, Series A-1,
5.85%, 12/1/19,
Callable 6/1/07 @ 102, AMBAC AMT                      1,000               982

State Higher Education Facility Revenue,
Oberlin College, 5.00%, 10/1/29,
Callable 10/1/00 @101                                 2,800             2,408

State Higher Educational Facility Revenue,
Series II-A, 4.50% 11/1/08                            5,900             5,477

State Higher Educational Facility Revenue,
Ohio Northern University,
3.70%, 5/1/01                                           250               246

State Higher Educational Facility Revenue,
Series II-A, 5.00%, 11/1/13,
Callabe 11/1/08 @100                                  4,000             3,778

State Higher Educational Facility Revenue,
Wittenberg University,
3.55%, 6/1/01, AMBAC                                    340               335

State Higher Educational Facility Revenue,
Xavier University, 6.00%, 5/15/08,
Callable 5/15/07 @ 102, MBIA                            500               527

State Public Facilities Commission,
Higher Education Facilities,
Series II-B, 4.63%, 12/1/02                           2,800             2,781

State Public Facilities Commission,
Higher Education Facilities,
Series II-B, 5.00%, 11/1/03, MBIA                     1,500             1,503

State Public Facilities Commission,
Higher Education Facilities,
Series II-B, 5.00% 11/1/04, MBIA                      1,000             1,001

State Special Obligation, Elementary &
Secondary Education Facilities,
Series B, 5.00%, 12/1/06, FSA                        $1,550          $  1,543

State Special Obligation, Elementary &
Secondary Education Facilities,
Series A, 5.00%, 6/1/07, AMBAC                        1,850             1,842

State University General Receipts,
5.75%, 12/1/24,
Callable 12/1/09 @ 101                                1,250             1,232

University of Akron General Receipts,
5.00%, 1/1/02, AMBAC                                    440               441

University of Akron General Receipts,
5.25%, 1/1/22,
Callable 1/1/07 @ 102, AMBAC                            700               646

                                                                       26,044

Hospitals, Nursing Homes & Health Care (8.1%):

Athens County Mental Health,
Kevin Coleman Foundation,
5.90%, 3/1/09, Callable 3/1/03 @ 102,
LOC National City Bank                                  545               549

Cuyahoga County Hospital,
Fairview General Hospital Project,
6.25%, 8/15/10,
Callable 2/15/03 @ 102                                  500               517

Cuyahoga County Hospital,
University Hospital Health,
5.00%, 1/15/02, AMBAC                                 1,060             1,062

Garfield Heights, Marymont Hospital,
6.70%, 11/15/15,
Prerefunded 11/15/02 @ 102                            1,000             1,061

Hamilton County Hospital Facilities,
Deaconess Hospital,
7.00%, 1/1/12, Callable 7/1/02 @ 102                  2,150             2,243

Lake County Hospital,
Improvement Facilities,
6.38%, 8/15/03, AMBAC                                 1,200             1,228

Lucas County Hospital,
Promedica Healthcare,
5.75%, 11/15/14,
Callable 11/15/06 @ 102, MBIA                         2,000             2,026

Lucas County Hospital,
The Toledo Hospital,
5.00%, 11/15/22,
Callable 11/15/03 @ 102, MBIA                           500               430

Mahoning County Hospital Facilities,
YHA Project,
Series A, 7.00%, 10/15/14,
Prerefunded 10/15/02 @ 100, MBIA                        855               882

Portage County Hospital,
Robinson Memorial Hospital,
6.50%, 11/15/03, MBIA                                   635               665

Portage County Hospital,
Robinson Memorial Hospital,
6.50%, 11/15/04, MBIA                                   675               714

Portage County Hospital,
Robinson Memorial Hospital,
6.50%, 11/15/05, MBIA                                   715               762

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Westlake IDR, Westbay I & II Projects,
Series A, 6.40%, 8/1/09,
Callable 12/13/99 @ 103, FNMA                        $1,755          $  1,762

                                                                       13,901

Housing (8.1%):

Cuyahoga County Multifamily,
Dalebridge Apartments,
6.60%, 10/20/30,
Callable 10/20/05 @ 102, GNMA AMT                     2,000             2,037

Cuyahoga County Multifamily,
Water Street Assoc.,
5.60%, 6/20/08, GNMA AMT                                370               370

Greater Cincinnati Elderly Housing
Finance Corp., Walnut Towers,
Series A, 6.90%, 8/1/25,
Callable 8/1/04 @ 102, FHA                            2,020             2,074

Montgomery County Multifamily Housing,
Creekside Villas Project,
Series A, 6.00%, 9/1/31,
Callable 9/1/09 @ 100                                 5,000             4,845

Ohio Capital Corp., Housing
Management, Bucyrus Estate,
5.75%, 7/1/06,
Callable 7/1/05 @ 102, MBIA                             180               182

Ohio Capital Corp., Housing Management,
Kent Gardens, 6.35%, 7/1/15,
Callable 1/1/03 @ 101, MBIA                           1,000             1,014

Ohio Capital Corp., Housing Management,
Springhill Homes,
Series C, 6.50%, 7/1/24,
Callable 1/1/03 @ 103, MBIA                             920               938

Ohio Housing Finance Agency,
Residential, Series A-1,
5.70%, 9/1/09, GNMA AMT                               1,000             1,014

Ohio Housing Finance Agency,
Residential A-1,
6.35%, 9/1/31,
Callable 9/1/09 @ 100, GNMA                           1,500             1,518

                                                                       13,992

Industrial Development (1.9%):

Broadview Heights IDR, Royalview,
Series A, 6.25%, 7/1/13,
Callable 12/13/99 @ 103, FHA                          1,075             1,079

Cuyahoga County IDR,
Southwest Assoc. Project,
6.50%, 6/1/16,
Callable 12/1/04 @ 102, FHA                           2,185             2,139

                                                                        3,218

Public Facilities (Convention,
Sport, Public Buildings) (6.2%):

Cuyahoga County, Gateway Economic
Development Corp.,
Greater Cleveland Ohio Stadium,
6.50%, 9/15/14,
Callable 9/15/03 @ 102,
County Guaranteed AMT                                 2,300             2,302

State Building Authority,
Administration Building,
Series A, 4.50%, 10/1/09                             $1,000          $    919

State Building Authority,
Administration Building,
Series A, 4.75%, 10/1/17,
Callable 10/1/08 @ 101                                1,000               870

State Building Authority,
Adult Correctional Facilities,
Series A, 6.00%, 10/1/07,
Callable 10/1/03 @ 102                                2,000             2,079

State Building Authority,
Adult Correctional Facilities,
Series A, 6.13%, 10/1/12,
Callable 10/1/03 @ 102                                1,000             1,035

State Building Authority,
DAS Data Center Project,
Series A, 5.13%, 10/1/07                                500               499

State Building Authority,
Juvenile Correctional Facilities,
5.00%, 10/1/08                                        1,750             1,724

State Public Facilities Commission,
Series II-B, 4.63%, 6/1/09,
Callable 6/1/08 @ 100                                   750               705

Toledo-Lucas County Lodging Tax,
Convention Center Project,
5.50%, 10/1/10,
Callable 10/1/06 @ 102, MBIA                            500               509

                                                                       10,642

Public Improvements (2.9%):

Franklin County Development,
American Chemical Society Project,
4.50%, 10/1/02                                        1,300             1,284

Franklin County Development,
American Chemical Society Project,
4.50%, 10/1/04                                          900               873

Franklin County Development,
American Chemical Society Project,
5.00%, 10/1/06                                        1,350             1,325

State Economic Development,
ABS Industries, Inc. Project,
6.00%, 6/1/04 AMT                                       455               463

State Economic Development,
Ohio Enterprise Board Fund,
Series 2, 5.60%, 6/1/02 AMT                             295               297

State Economic Development,
Ohio Enterprise Board Fund,
Series 4, 6.50%, 12/1/09,
Callable 12/1/04 @ 102 AMT                              815               810

                                                                        5,052

Transportation (0.9%):

State Infrastructure Highway,
5.00%, 12/15/07                                       1,425             1,411

State Turnpike,
Series B, 4.50%, 2/15/24,
Callable 8/15/08 @ 101, FGIC                            200               160

                                                                        1,571

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2000
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Utility (Sewers, Telephone, Electric) (8.3%):

Cleveland Public Power Systems,
Series A, 7.00%, 11/15/16,
Prerefunded 11/15/04 @ 102, MBIA                     $  410          $    449

Cleveland Public Power Systems,
Series A, 7.00%, 11/15/16,
Prerefunded 11/15/04 @ 102, MBIA                        340               373

Cleveland Public Power Systems,
Series A, 7.00%, 11/15/24,
Prerefunded 11/15/04 @ 102, MBIA                      1,985             2,178

Cleveland Waterworks, First Mortgage,
Series G, 5.25%, 1/1/04, MBIA                         2,000             2,018

Cleveland Waterworks,
5.75%, 1/1/21,
Prerefunded 1/1/06 @ 102, MBIA                          940               983

Cuyahoga County Utility System,
Medical Center Co. Project,
Series B, 5.85%, 8/15/10,
Callable 8/15/05 @ 102, MBIA AMT                      1,500             1,536

Dayton Water System,
4.15%, 12/1/07, FSA                                     500               457

Green County Sewer System,
Governmental Enterprise,
5.13%, 12/1/20,
Callable 12/1/08 @ 102, MBIA                            750               684

Huber Heights Water Systems,
Capital Appreciation,
0.00%, 12/1/24, MBIA                                  1,000               230

Huber Heights Water Systems,
Capital Appreciation,
0.00%, 12/1/25, MBIA                                  1,000               216

Ravenna Waterworks,
3.60%, 12/1/00, AMBAC                                   255               254

Ravenna Waterworks,
3.70%, 12/1/01, AMBAC                                   265          $    259

Ravenna Waterworks,
3.80%, 12/1/02, AMBAC                                   270               261

Ravenna Waterworks, 3.90%,
12/1/03, AMBAC                                          280               267

State Water Development Authority,
Dayton Power & Light,
Series C, 6.40%, 8/15/27,
Callable 8/15/02 @ 102                               $3,250          $  3,265

Wilmington Water, 5.25%, 6/15/29,
Callable 6/15/08 @ 101, AMBAC                         1,000               903

                                                                       14,333

Total Revenue Bonds                                                    90,215

Total Municipal Bonds (Cost $169,686)                                 167,775

Investment Companies (1.0%)

Federated Ohio Municipal

Cash Trust Fund                                   1,711,742             1,712

Total Investment Companies (Cost $1,712)                                1,712

Total Investments (Cost $171,398) (a) -- 98.3%                        169,487

Other assets in excess of liabilities -- 1.7%                           2,939

TOTAL NET ASSETS -- 100.0%                                           $172,426

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation             $ 2,010
    Unrealized depreciation              (3,921)
    Net unrealized depreciation         $(1,911)

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Insured by Financial Guaranty Insurance Corp.

FHA -- Federal Housing Administration

FNMA -- Federal National Mortgage Assoc.

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Assoc.

MBIA -- Insured by Municipal Bond Insurance Assoc.

See notes to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                                   National                     Ohio
                                                                   Municipal      New York      Municipal
                                                                   Bond           Tax-Free      Bond
                                                                   Fund           Fund          Fund

ASSETS:
Investments, at value (Cost $35,587; $14,558; & $171,398)          $35,485        $14,760       $169,487
Interest and dividends receivable                                      377            254          2,767
Receivable from brokers for investments sold                           997             --            434
Receivable from affiliates                                              18              5              4
Prepaid expenses and other assets                                       18             17             --

        Total Assets                                                36,895         15,036        172,692

LIABILITIES:
Payable to brokers for investments purchased                           496             --            146
Payable for capital shares redeemed                                     17             --              2
Accrued expenses and other payables:
    Investment advisory fees                                             7              4             57
    Administration fees                                                  1             --              4
    Custodian fees                                                       1             --              5
    Transfer agent fees                                                 15             10              9
    Shareholder service fees -- Class A                                  8              5             13
    Shareholder service and 12b-1 fees -- Class G                       --             --             22
    Other                                                                1              1              8

        Total Liabilities                                              546             20            266

NET ASSETS:
Capital                                                             36,386         14,881        175,141
Undistributed net investment income                                     31             13            142
Net unrealized appreciation/depreciation from investments             (102)           202         (1,911)
Accumulated undistributed net realized gains (losses)
 from investment transactions                                           34            (80)          (946)

        Net Assets                                                 $36,349        $15,016       $172,426

Net Assets
    Class A                                                        $36,241        $14,745       $ 65,455
    Class G                                                            108            271        106,971

        Total                                                      $36,349        $15,016       $172,426

Outstanding units of beneficial interest (shares)
    Class A                                                          3,578          1,232          5,899
    Class G                                                             11             23          9,653

        Total                                                        3,589          1,255         15,552

Net asset value
    Redemption price per share -- Class A                          $ 10.13        $ 11.96       $  11.10
    Offering and Redemption price per share -- Class G             $ 10.14        $ 11.92       $  11.08

Maximum sales charge                                                  5.75%          5.75%          5.75%

Maximum offering price per share (100%/(100%-maximum sales
 charge) of net asset value adjusted to nearest cent) -- Class A   $ 10.75        $ 12.69       $  11.78


See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                            National                    Ohio
                                                            Municipal      New York     Municipal
                                                            Bond           Tax-Free     Bond
                                                            Fund           Fund         Fund

Investment Income:
Interest income                                             $903           $487         $4,912
Dividend income                                               34              4            101

      Total Income                                           937            491          5,013

Expenses:
Investment advisory fees                                     103             44            554
Administration fees                                           28             12            139
Shareholder service fees -- Class A                           43             17             84
Shareholder service fees and 12b-1 fees -- Class B             7              9             --
Shareholder service fees and 12b-1 fees -- Class G            --             --            145
Accounting fees                                               29             26             41
Custodian fees                                                 7              4             23
Legal and audit fees                                           2              1             12
Trustees' fees and expenses                                   --             --              2
Transfer agent fees                                           24             15              5
Registration and filing fees                                  11              4             19
Printing fees                                                  6              3             12
Other                                                          2              1              5

      Total Expenses                                         262            136          1,041

Expenses voluntarily reduced                                 (56)           (27)          (189)

      Expenses before reimbursement from distributor         206            109            852
      Expenses reimbursed by distributor                      (5)           (21)            (1)

      Net Expenses                                           201             88            851

Net Investment Income                                        736            403          4,162

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions      34            (62)          (423)
Change in unrealized appreciation/
 depreciation from investments                               (52)            32            230

Net realized/unrealized gains (losses) from investments      (18)           (30)          (193)

Change in net assets resulting from operations              $718           $373         $3,969


See notes to financial statements.

The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)                                            (Unaudited)

                                            National Municipal                 New York                 Ohio Municipal
                                                Bond Fund                   Tax-Free Fund                  Bond Fund

                                         Six                            Six                          Six
                                         Months         Year            Months         Year          Months         Year
                                         Ended          Ended           Ended          Ended         Ended          Ended
                                         April 30,      October 31,     April 30,      October 31,   April 30,      October 31,
                                         2000           1999            2000           1999          2000           1999

From Investment Activities:
Operations:
    Net investment income                $    736       $  1,778        $   403        $   873       $  4,162       $  6,495
    Net realized gains (losses) from
     investment transactions                   34            179            (62)           (16)          (423)          (523)
    Net change in unrealized
     appreciation/depreciation
     from investments                         (52)        (2,358)            32         (1,182)           230         (7,432)

Change in net assets resulting
 from operations                              718           (401)           373           (325)         3,969         (1,460)

Distributions to Shareholders:
    From net investment income:
      Class A                                (697)        (1,726)          (357)          (738)        (1,517)        (3,392)
      Class B                                 (20)           (70)           (43)          (134)            --             --
      Class G                                  --             --             (3)            --         (2,572)        (3,059)

    From net realized gains from
     investment transactions                 (179)        (1,095)            --             --             --           (711)
    In excess of net realized gains
     from investment transactions              --             --             --             --             --           (574)

Change in net assets from
 distributions to shareholders               (896)        (2,891)          (403)          (872)        (4,089)        (7,736)

Capital Transactions:
    Proceeds from shares issued             8,053         12,771          1,051          4,093          7,777         40,708
    Proceeds from shares issued
     in connection with acquisition            --             --             --             --             --        118,155
    Proceeds from shares exchanged
     from Class B                           2,150             --          3,605             --             --             --
    Dividends reinvested                      617          2,135            258            583          2,877          4,149
    Cost of shares redeemed               (12,075)       (21,366)        (3,621)        (7,631)       (35,550)       (39,078)
    Cost of shares exchanged to Class A    (2,150)            --         (3,605)            --             --             --

Change in net assets from
 capital transactions                      (3,405)        (6,460)        (2,312)        (2,955)       (24,896)       123,934

Change in net assets                       (3,583)        (9,752)        (2,342)        (4,152)       (25,016)       114,738

Net Assets:
    Beginning of period                    39,932         49,684         17,358         21,510        197,442         82,704

    End of period                        $ 36,349       $ 39,932        $15,016        $17,358       $172,426       $197,442

Share Transactions:
    Issued                                    794          1,205             88            324            701          3,513
    Issued in connection with acquisition      --             --             --             --             --         10,429
    Issued in connection with exchange
     from Class B                             214             --            258             --             --             --
    Reinvested                                 61            202             22             47            260            362
    Redeemed                               (1,191)        (2,034)          (303)          (603)        (3,198)        (3,387)
    Redeemed in connection with exchange
     to Class A                              (214)            --           (258)            --             --             --

Change in shares                             (336)          (627)          (193)          (232)        (2,237)        10,917


See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                National Municipal Bond Fund

                                                           Class A Shares                                           Class G Shares

                               Six                                                          Six                     December 17,
                               Months       Year        Year        Year        Year        Months      Year        1999
                               Ended        Ended       Ended       Ended       Ended       Ended       Ended       through
                               April 30,    October 31, October 31, October 31, October 31, October 31, April 30,   April 30,
                               2000         1999        1998        1997        1996        1995<F4>    1995<F5>    2000<F7>

                               (Unaudited)                                                              (Unaudited)

Net Asset Value,
  Beginning of Period          $ 10.17      $ 10.92     $ 10.51     $ 10.16     $ 10.06     $  9.59     $ 9.64      $ 10.13

Investment Activities
    Net investment income         0.20         0.41        0.43        0.45        0.44        0.24       0.44         0.16
    Net realized and
     unrealized gains
     (losses) from investments    0.01        (0.51)       0.41        0.35        0.13        0.46      (0.05)       (0.01)

        Total from
         Investment
         Activities               0.21        (0.10)       0.84        0.80        0.57        0.70       0.39         0.15

Distributions
    Net investment income        (0.20)       (0.41)      (0.43)      (0.45)      (0.44)      (0.23)     (0.44)       (0.14)
    In excess of net
     realized gains                 --           --          --          --       (0.03)         --         --           --
    Net realized gains           (0.05)       (0.24)         --          --          --          --         --           --

        Total Distributions      (0.25)       (0.65)      (0.43)      (0.45)      (0.47)      (0.23)     (0.44)       (0.14)

Net Asset Value,
 End of Period                 $ 10.13      $ 10.17     $ 10.92     $ 10.51     $ 10.16     $ 10.06     $ 9.59      $ 10.14

Total Return (excludes
 sales charges)                   2.03%<F2>   (0.99)%      8.15%       8.10%       5.83%       7.39%<F2>  4.21%        1.52%<F2>

Ratios/Supplemental Data:
Net Assets,
 End of Period (000)           $36,241      $37,579     $47,296     $47,705     $36,958     $11,964     $5,118      $   108
Ratio of expenses to
 average net assets               1.01%<F3>    0.86%       0.67%       0.36%       0.29%       0.02%<F3>  0.20%        1.49%<F3>
Ratio of net investment income
 (loss) to average net assets     3.96%<F3>    3.80%       4.02%       4.43%       4.37%       5.11%<F3>  5.01%        3.51%<F3>
Ratio of expenses to average
 net assets<F1>                   1.31%<F3>    1.24%       1.22%       1.27%       1.35%       2.57%<F3>  3.95%       23.97%<F3>
Ratio of net investment income
 to average net assets<F1>        3.66%<F3>    3.42%       3.47%       3.52%       3.31%       2.56%<F3>  1.26%      (18.97)%<F3>
Portfolio turnover<F6>              83%         127%        152%        154%        143%         72%        52%          83%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory National Municipal Bond Portfolio
     became the National Municipal Bond Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Period from commencement of operations.



See notes to financial statements.

The Victory Portfolios     Financial Highlights


                                                                   New York Tax-Free Fund

                                                          Class A Shares                                 Class G Shares

                               Six                                                                       December 21,
                               Months        Year        Year        Year        Year        Year        1999
                               Ended         Ended       Ended       Ended       Ended       Ended       through
                               April 30,     October 31, October 31, October 31, October 31, October 31, April 30,
                               2000          1999        1998        1997        1996        1995<F4>    2000<F6>
                               (Unaudited)                                                   (Unaudited)

Net Asset Value,
 Beginning of Period            $ 11.99      $ 12.80     $ 12.68      $ 12.73    $ 12.85     $ 12.39     $11.94

Investment Activities
    Net investment income          0.31         0.61        0.61         0.68       0.68        0.87       0.23
    Net realized and
     unrealized gains
     (losses) from investments    (0.03)       (0.81)       0.14         0.03      (0.11)       0.42       0.01

        Total from
         Investment Activities     0.28        (0.20)       0.75         0.71       0.57        1.29       0.24

Distributions
    Net investment income         (0.31)       (0.61)      (0.61)       (0.72)     (0.68)      (0.83)     (0.26)
    In excess of net
     investment income               --           --          --           --         --          --         --
    Net realized gains               --           --       (0.02)       (0.04)     (0.01)         --         --

        Total Distributions       (0.31)       (0.61)      (0.63)       (0.76)     (0.69)      (0.83)     (0.26)

Net Asset Value,
 End of Period                  $ 11.96      $ 11.99     $ 12.80      $ 12.68    $ 12.73     $ 12.85     $11.92

Total Return (excludes
 sales charges)                    2.46%<F2>   (1.74)%      6.12%        5.77%      4.53%      10.82%      2.06%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000) $14,745      $14,084     $18,073      $15,335    $13,754     $15,374     $  271
Ratio of expenses to
 average net assets                0.96%<F3>    0.95%      0.94%         0.94%      0.93%       1.16%      1.54%<F3>
Ratio of net investment income
 to average net assets             5.14%<F3>    4.82%      4.85%         5.32%      5.25%       5.50%      4.61%<F3>
Ratio of expenses to
 average net assets<F1>            1.56%<F3>    1.42%      1.35%         1.49%      1.58%       1.96%      8.72%<F3>
Ratio of net investment income
to average net assets<F1>          4.54%<F3>    4.35%      4.44%         4.77%      4.60%       4.70%     (2.57)%<F3>
Portfolio turnover<F5>               16%          28%        38%           11%        --          18%        16%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Period from commencement of operations.



See notes to financial statements.

The Victory Portfolios                                   Financial Highlights


                                                                 Ohio Municipal Bond Fund

                                                         Class A Shares                                  Class G Shares

                               Six                                                                     Six          March 26,
                               Months      Year        Year        Year        Year        Year        Months       1999
                               Ended       Ended       Ended       Ended       Ended       Ended       Ended        through
                               April 30,   October 31, October 31, October 31, October 31, October 31, April 30,    October 31,
                               2000        1999        1998        1997        1996        1995        2000         1999<F4><F5>
                               (Unaudited)                                                             (Unaudited)

Net Asset Value,
 Beginning of Period           $ 11.11     $ 12.04     $ 11.72     $ 11.43     $ 11.32     $ 10.33     $  11.09     $  11.79

Investment Activities
    Net investment income         0.26        0.49        0.51        0.53        0.54        0.52         0.25         0.28
    Net realized and
     unrealized gains
     (losses) from investments   (0.02)      (0.75)       0.42        0.29        0.11        1.00        (0.01)       (0.70)

        Total from
         Investment Activities    0.24       (0.26)       0.93        0.82        0.65        1.52         0.24        (0.42)

Distributions
    Net investment income        (0.25)      (0.49)      (0.51)      (0.53)      (0.54)      (0.52)       (0.25)       (0.28)
    In excess of net
     investment income              --          --          --          --          --       (0.01)          --           --
    Net realized gains              --       (0.10)      (0.10)         --          --          --           --           --
    In excess of net
     realized gains                 --       (0.08)         --          --          --          --           --           --

        Total Distributions      (0.25)      (0.67)      (0.61)      (0.53)      (0.54)      (0.53)       (0.25)       (0.28)

Net Asset Value, End of Period $ 11.10     $ 11.11     $ 12.04     $ 11.72     $ 11.43     $ 11.32     $  11.08     $  11.09

Total Return (excludes
 sales charges)                   2.05%<F2>  (2.29)%      8.18%       7.37%       5.87%      15.03         2.16%<F2>   (3.59)%<F2>

Ratios/Supplemental Data:
Net Assets,
 End of Period (000)           $65,455     $74,984     $82,704     $78,043     $73,463     $60,031     $106,971     $122,458
Ratio of expenses to
 average net assets <F7>          0.94%<F3>   0.92%       0.91%       0.89%       0.89%       0.66%        0.91%<F3>    0.90%<F3>
Ratio of net investment income
 to average net assets <F7>       4.50%<F3>   4.20%       4.31%       4.60%       4.72%       4.78%        4.52%<F3>    4.18%<F3>
Ratio of expenses to
 average net assets<F1>           1.15%<F3>   1.14%       1.13%       0.99%       1.05%       0.94%        1.12%<F3>    1.12%<F3>
Ratio of net investment income
 to average net assets<F1>        4.29%<F3>   3.98%       4.09%       4.50%       4.56%       4.49%        4.31%<F3>    3.96%<F3>
Portfolio turnover <F6>             35%        112%         95%         74%         81%        125%          35%         112%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Period from commencement of operations.

<F5> Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the
     Victory Ohio Municipal Bond Fund.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> On December 15, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G shares of the fund at a maximum of .91% until at least April 1, 2001.



See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                 Shares or
                                                 Principal             Market
Security Description                                Amount              Value

Commercial Paper (3.7%)

Household Finance, 6.10%, 5/1/00                   $ 14,578          $ 14,578

Total Commercial Paper (Cost $14,578)                                  14,578

Common Stocks (55.4%)

Aerospace/Defense (0.6%):

Boeing Co.                                           65,000             2,580

Aluminum (0.8%):

Alcoa, Inc. (d)                                      48,400             3,140

Banks (3.4%):

Bank of America Corp.                                72,090             3,532

First Union Corp. (d)                                21,700               692

Mellon Financial Corp.                              148,000             4,754

Suntrust Banks, Inc.                                 10,000               508

Wells Fargo Co.                                      95,000             3,901

                                                                       13,387

Chemicals -- General (0.2%):

Air Products & Chemicals, Inc. (d)                   26,000               808

Chemicals -- Specialty (0.4%):

Eastman Chemical                                     15,000               785

Sigma-Aldrich                                        31,000               910

                                                                        1,695

Computer Services (0.3%):

Electronic Data Systems                              20,000             1,375

Computers & Peripherals (4.5%):

Cisco Systems, Inc. (d) (b)                          89,000             6,169

Hewlett-Packard Co.                                  44,800             6,048

International Business Machines Corp.                49,000             5,470

                                                                       17,687

Cosmetics & Related (1.0%):

Avon Products (d)                                    99,200             4,117

Diversified (0.3%):

Berkshire Hathaway, Inc. (b)                            619             1,186

Electrical Equipment (0.4%):

Emerson Electric Co.                                 28,200             1,547

Financial Services (4.1%):

Citigroup, Inc.                                      60,000             3,565

Fannie Mae                                           53,200             3,209

Franklin Resources, Inc.                            107,000             3,450

Household International, Inc.                        80,000             3,340

Morgan Stanley Dean Witter & Co.                     34,000             2,610

                                                                       16,174

Food Processing & Packaging (1.1%):

Conagra, Inc.                                       108,000             2,039

Sara Lee Corp.                                      161,000             2,415

                                                                        4,454

Food Products (0.8%):

General Mills, Inc. (d)                              91,000             3,310

Forest Products -- Lumber
& Paper (0.5%):

Bowater, Inc. (d)                                    16,000          $    880

Mead Corp.                                           28,000               975

                                                                        1,855

Health Care (1.3%):

Columbia HCA Healthcare Corp.                        87,500             2,488

Medtronic, Inc. (d)                                  55,000             2,857

                                                                        5,345

Household Goods -- Appliances,
Furnishings & Electronics (0.3%):

Newell Rubbermaid, Inc. (d)                          54,600             1,375

Industrial Goods & Services (0.4%):

Parker Hannifin Corp.                                35,000             1,628

Insurance (2.4%):

Allstate Corp. (d)                                  137,884             3,257

American General Corp.                               24,000             1,344

Everest Reinsurance Group Ltd.                       25,500               746

Lincoln National Corp.                               72,000             2,507

Torchmark Corp.                                      65,000             1,629

                                                                        9,483

Insurance -- Multi-Line (0.1%):

American International Group, Inc.                    5,000               548

Machinery & Equipment (0.2%):

Deere & Co.                                          15,000               606

Manufacturing -- Miscellaneous (2.7%):

General Electric Co.                                 46,300             7,282

Honeywell International, Inc.                        37,400             2,094

Textron, Inc.                                        18,800             1,164

                                                                       10,540

Media (2.2%):

Time Warner, Inc. (d)                                31,000             2,788

Viacom, Inc. (b) (d)                                107,400             5,840

                                                                        8,628

Oil & Gas Exploration,
Production & Services (3.2%):

Enron Corp.                                          65,200             4,544

Exxon Mobil Corp.                                    73,895             5,740

Transocean Sedco Forex, Inc.                         10,067               473

USX-Marathon Group, Inc.                             80,000             1,865

                                                                       12,622

Oil-Integrated Companies (2.9%):

Amerada Hess Corp. (d)                               18,000             1,145

Chevron Corp.                                        57,001             4,853

Royal Dutch Petroleum Co.                             4,900               281

Texaco, Inc. (d)                                     76,000             3,762

Unocal Corp.                                         51,000             1,648

                                                                       11,689

Oilfield Services & Equipment (1.4%):

Baker Hughes, Inc.                                   54,600             1,737

Schlumberger Ltd.                                    52,000             3,981

                                                                        5,718

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Paper Products (0.3%):

International Paper Co.                              35,000          $  1,286

Pharmaceuticals (4.7%):

Abbott Laboratories                                  95,000             3,652

American Home Products Corp.                         53,800             3,023

Bristol-Myers Squibb Co.                             41,000             2,150

Pfizer, Inc.                                        214,600             9,039

Schering-Plough Corp.                                20,000               806

                                                                       18,670

Retail (1.3%):

May Department Stores Co.                            44,500             1,224

Target Corp.                                         56,800             3,781

                                                                        5,005

Retail -- Drug Stores (0.4%):

Walgreen Co.                                         61,200             1,721

Retail -- Specialty Stores (0.6%):

Autozone, Inc. (d) (b)                               30,000               688

Lowe's Cos., Inc.                                    33,000             1,634

                                                                        2,322

Semiconductors (2.5%):

Altera Corp. (b)                                     15,000             1,534

Intel Corp.                                          65,800             8,344

                                                                        9,878

Software & Computer Services (2.3%):

Compuware Corp. (b)                                  10,000               126

Microsoft Corp. (b)                                  58,000             4,046

Oracle Corp. (d) (b)                                 61,250             4,895

Parametric Technology Corp. (b)                      30,000               245

                                                                        9,312

Steel (0.1%):

USX-U.S. Steel Group, Inc.                           17,100               429

Telecommunications -- Equipment (1.6%):

Motorola, Inc. (d)                                   48,000             5,715

Tellabs                                              10,000               548

                                                                        6,263

Tools (0.2%):

Kennametal, Inc. (d)                                 28,549               821

Transportation (0.5%):

Union Pacific Corp. (d)                              51,000             2,148

Utilities -- Electric (0.5%):

Duke Energy Corp.                                    35,000             2,013

Utilities-Telecommunications (4.9%):

ALLTEL Corp. (d)                                     53,000             3,531

AT&T Corp. (d)                                       78,177             3,650

GTE Corp.                                            35,500             2,405

SBC Communications, Inc.                             86,856             3,805

WorldCom, Inc. (d) (b)                              123,938             5,631

                                                                       19,022

Total Common Stocks (Cost $151,334)                                   220,387

Foreign Common Stocks (6.4%)

Australia (0.2%):

Beverages (0.0%):

Foster's Brewing Group Ltd.                          23,400          $     59

Computers & Peripherals (0.0%):

Solution 6 Holdings Ltd.                              4,600                14

Entertainment (0.1%):

Aristocrat Leisure Ltd.                              20,700               184

Financial Services (0.0%):

Lend Lease Corp. Ltd.                                 3,500                38

Media (0.1%):

News Corp. Ltd.                                       5,300                67

Publishing & Broadcasting Ltd.                       15,300               118

                                                                          185

Medical Services -- Hospital
Management & Nursing Homes (0.0%):

Gradipore Ltd.                                        5,200                18

Multimedia (0.0%):

News Corporation Ltd.                                 2,200                24

Telecommunication Services (0.0%):

Davnet Ltd.                                          11,600                17

Telecommunications (0.0%):

Cable & Wireless Optus Ltd.                          32,400               104

Erg Ltd.                                              2,700                13

                                                                          117

Utilities -- Telecommunications (0.0%):

Telstra Corp. Ltd., ADR                               5,000               108

Total Australia                                                           764

Brazil (0.1%):

Commercial Banking (0.0%):

Unibanco ADR                                          1,000                25

Food Distributors,
Supermarkets & Wholesalers (0.0%):

Companhia Brasileira de Distribuicao
Grupo Pao de Acucar                                   1,900                54

Utilities -- Electric (0.0%):

CIA Paranaense De Energia-Copel                       4,701                35

Utilities -- Telecommunications (0.1%):

Telecomunicacoes Brasileiras SA, ADR                    800                94

Total Brazil                                                              208

Britain (0.9%):

Advertising (0.0%):

WPP Group PLC                                         3,300                53

Banks (0.1%):

Barclays Bank PLC                                     6,800               175

HSBC Holdings PLC                                     9,447               106

Lloyds TSB Group PLC                                 11,177               110

                                                                          391

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Food Distributors,
Supermarkets & Wholesalers (0.0%):

Compass Group PLC                                    13,500          $    194

Gas & Electric Utility (0.0%):

Centrica                                             14,700                52

Manufacturing -- Miscellaneous (0.0%):

Siebe PLC                                            31,028               150

Media (0.0%):

Pearson PLC                                           4,400               151

Oil & Gas Exploration,
Production & Services (0.1%):

BP Amoco PLC                                         67,869               589

Pharmaceuticals (0.3%):

Glaxo Wellcome PLC                                   12,188               379

Smithkline Beecham PLC                               20,027               276

                                                                          655

Retail (0.0%):

Dixons Group PLC                                     19,524                80

Software & Computer Services (0.0%):

Sema Group PLC                                        4,700                76

Telecommunications (0.3%):

Energis PLC (b)                                       1,600                79

Vodafone AirTouch PLC                               180,064               828

                                                                          907

Telecommunications -- Equipment (0.0%):

COLT Telecom Group PLC (b)                            1,400                60

Utilities-Telecommunications (0.1%)

British Telecom PLC                                  18,900               339

Cable & Wireless                                      6,010               100

                                                                          439

Total Britain                                                           3,797

Canada (0.3%):

Manufacturing -- Miscellaneous (0.1%):

Bombardier, Inc.                                      8,900               239

Oil & Gas Exploration,
Production & Services (0.0%):

Suncor Energy, Inc.                                   4,000               171

Telecommunications (0.0%):

GT Group Telecom, Inc.- Class B                       1,055                14

Partner Communications (b)                            2,800                30

                                                                           44

Telecommunications -- Equipment (0.2%):

Nortel Networks Corp.                                 5,502               621

Total Canada                                                            1,075

Denmark (0.0%):

Telecommunications (0.0%):

Tele Danmark, Series B                                1,510          $    111

Total Denmark                                                             111

Finland (0.3%):

Banks (0.0%):

Nordbanken FDR                                       17,438               111

Telecommunications (0.0%):

Sonera OYJ                                            2,100               116

Telecommunications -- Equipment (0.3%):

Nokia Oyj -- Class A                                 14,136               812

Total Finland     1,039

France (0.7%):

Banks (0.0%):

Banque Nationale de Paris                             1,483               120

Credit Lyonnais SA (b)                                1,100                43

                                                                          163

Building Materials (0.0%):

Compagnie de Saint Gobain                               720                99

Lafarge                                                 700                58

                                                                          157

Commercial Services (0.1%):

Vivendi                                               3,340               331

Computer Services (0.0%):

Cap Gemini SA                                           429                84

Construction (0.0%):

Bouygues                                                 70                45

Electronic & Electrical-General (0.0%):

Schneider SA                                            960                63

Electronic
Components/Instruments (0.0%):

Thomson Multimedia                                      600                59

Food Products (0.0%)

Carrefour Supermarche                                 2,260               147

Insurance (0.0%):

AXA                                                     590                88

Leisure -- Recreation, Gaming (0.0%):

Casino Guichard Perrachon                               850                78

Oil & Gas Exploration,
Production & Services (0.2%):

Total Fina SA                                         3,074               469

Publishing (0.0%):

Lagardere S.C.A                                         700                48

Retail -- Department Stores (0.1%):

Pinault-Printemps-Redoute                             1,130               228

Semiconductors (0.1%):

STMicroelectronics N.V.                               1,470               281

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Telecommunications -- Equipment (0.1%):

Alcatel SA                                            1,300          $    302

Utilities -- Telecommunications (0.1%):

France Telecom SA                                     2,070               321

Utilities -- Water (0.0%)

Suez Lyonnaise DES Eaux                                 480                75

Total France                                                            2,939

Germany (0.4%)

Automobiles (0.0%):

Bayerische Motoren Werke AG                           4,200               112

DaimlerChrysler AG                                    1,157                67

                                                                          179

Banks (0.0%):

Dresdner Bank AG                                      2,020                83

Chemicals -- General (0.0%):

BASF AG                                               4,100               178

Insurance (0.2%):

Allianz AG                                              770               297

Muenchener

Rueckversicherungs-AG (Registered)                      500               146

                                                                          443

Manufacturing -- Miscellaneous (0.1%):

Siemens AG                                            1,900               281

Software & Computer Services (0.0%):

SAP AG                                                  130                61

Telecommunication Services (0.0%):

T-Online International (b)                              250                 9

Telecommunications (0.1%):

Deutsche Telekom                                      5,790               379

Total Germany                                                           1,613

Greece (0.0%):

Banks (0.0%):

Alpha Credit Bank                                       600                33

National Bank of Greece SA                            2,335               100

                                                                          133

Utilities -- Telecommunications (0.0%):

Hellenic Telecommunications
Organization SA                                       1,876                42

Total Greece                                                              175

Hong Kong (0.2%):

Computer Services (0.0%):

iSteelAsia.com (b)                                   30,459                 2

Financial Services (0.1%):

Guoco Group Ltd.                                     43,000               100

Hutchison Whampoa Ltd.                               16,000               233

                                                                          333

Media (0.0%):

South China Morning Post                             64,000                68

Real Estate (0.0%):

Cheung Kong                                          10,000          $    120

Sun Hung Kai Properties                               8,000                63

                                                                          183

Telecommunications (0.1%):

Cable & Wireless HKT Ltd.                            58,143               137

China Telecommunications Ltd.                        13,000                94

                                                                          231

Wholesale & International Trade (0.0%):

Van Shung Chong Holdings Ltd.                        39,000                10

Total Hong Kong                                                           827

Hungary (0.0%):

Utilities -- Telecommunications (0.0%):

Magyar Tavkozlesi Rt., ADR                            4,300               150

Total Hungary                                                             150

Ireland (0.0%):

Building Materials (0.0%):

CRH PLC                                               9,567               153

Total Ireland                                                             153

Israel (0.0%):

Banks (0.0%):

Bank Leumi Le-Israel                                 20,000                44

Total Israel                                                               44

Italy (0.2%):

Oil & Gas Exploration,
Production & Services (0.0%):

ENI SpA                                                   1                 0

Telecommunications (0.1%)

TIM SpA                                              35,000               335

Utilities -- Telecommunications (0.1%)

Telecom Italia SpA                                   16,000               224

Telecom Italia SpA                                   20,383               129

                                                                          353

Total Italy                                                               688

Japan (1.5%):

Banks (0.0%):

Industrial Bank Of Japan Ltd.                         5,000                41

Beverages (0.1%):

Kirin Brewery Co. Ltd.                               20,000               260

Chemicals -- General (0.1%):

Kaneka Corp.                                         12,000               154

Shin-Etsu Chemical Co.                                5,000               265

                                                                          419

Computers & Peripherals (0.1%):

Fujitsu Ltd.                                          9,000               255

Construction (0.0%):

Sekisui House Ltd.                                    3,000                27

Cosmetics & Related (0.1%):

KAO Corp.                                             9,000               274

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Electronic & Electrical -- General (0.3%):

Fanuc Ltd.                                            2,000          $    209

Murata MFG Co. Ltd.                                   2,000               389

Secom Co. Ltd.                                        3,000               252

Sharp Corp.                                          17,000               328

Sony Corp                                             1,200               138

                                                                        1,316

Engineering (0.0%):

Nippon Comsys Corp.                                   4,000                77

Financial Services (0.0%):

Daiwa Securities Group, Inc.                          3,000                46

Health Care (0.1%):

Hoya Corp.                                            3,000               305

Terumo                                                4,000               121

                                                                          426

Insurance (0.0%):

Tokio Marine & Fire Insurance                        16,000               156

Machinery & Equipment (0.0%):

Daifuku Co. Ltd.                                      5,000                49

Makino Milling Machine Co.                            7,000                70

                                                                          119

Manufacturing -- Miscellaneous (0.0%):

Taiyo Yuden Co. Ltd.                                  2,000               142

Office Equipment & Supplies
(Non-Computer Related) (0.1%):

Canon, Inc.                                           2,000                91

Ricoh Corp. Ltd.                                     13,000               275

                                                                          366

Paper and Forest Products (0.0%):

Hokuetsu Paper Mills Ltd.                             6,000                44

Rengo Company Ltd.                                    6,000                34

                                                                           78

Pharmaceuticals (0.0%):

Takeda Chemical Industries                            3,000               197

Retail (0.2%):

Fast Retailing Co. Ltd.                                 200                88

Ryohin Keikaku Co. Ltd.                               1,200               223

Seven-Eleven Japan                                    4,000               493

                                                                          804

Telecommunication Services (0.0%):

Bellsystem 24, Inc.                                     100                69

Telecommunications (0.2%):

NTT Data Corp.                                           21               280

NTT Mobile Communications
Network, Inc.                                            13               434

                                                                          714

Telecommunications -- Equipment (0.1%):

Hikari Tsushin, Inc.                                    200                29

Matsushita Communication                              2,000               313

                                                                          342

Utilities -- Telecommunications (0.1%):

Nippon Telegraph & Telephone Corp.                       22          $    273

Total Japan                                                             6,401

Korea (0.1%):

Electronic
Components/Instruments (0.1%):

Samsung Electronics                                   1,700               269

Total Korea                                                               269

Malaysia (0.0%):

Automobiles (0.0%):

Oriental Holdings Berhad                             42,000               100

Telecommunication Services (0.0%):

Telekom Malaysia                                      7,000                24

Total Malaysia                                                            124

Mexico (0.1%):

Financial Services (0.0%):

Grupo Financiero

Bancomer -- Class O (b)                             179,000                81

Retail (0.0%):

Controladora Comercial
Mexicana SA (b)                                      49,000                53

Telecommunications (0.1%):

Telefonos De Mexico SA, Series L                     28,000                83

Total Mexico                                                              217

Netherlands (0.3%):

Banks (0.2%):

ING Groep NV                                          4,908               268

Chemicals -- General (0.0%):

Akzo Nobel                                            2,900               119

Computers & Peripherals (0.0%):

CMG PLC                                               1,400                90

Electronic
Components/Instruments (0.1%):

Philips Electronics                                   5,120               229

Financial Services (0.0%):

Fortis (NL) NV                                        4,200               106

Food Products (0.0%):

Unilever NV-CVA                                         780                36

Insurance (0.0%):

Aegon NV                                              1,754               126

Oil & Gas Exploration,
Production & Services (0.0%):

Royal Dutch Petroleum Co.                             3,000               173

Publishing (0.0%):

Wolters Kluwer                                        3,340                79

Total Netherlands                                                       1,226

New Zealand (0.0%):

Telecommunications (0.0%):

Telecom Corp. of New Zealand Ltd.                    10,000                42

Total New Zealand                                                          42

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Norway (0.0%):

Banks (0.0%):

Den Norske Bank                                      22,000           $    77

Total Norway                                                               77

Portugal (0.0%):

Telecommunications -- Equipment (0.0%):

PT Multimedia Servicos (b)                              700                49

Total Portugal                                                             49

Singapore (0.1%):

Airlines (0.0%):

Singapore Airlines Ltd.                               9,000                93

Electronics (0.1%):

Natsteel Electronics Ltd.                            19,000               110

Real Estate (0.0%):

Pacific Century Region
Developments Ltd.                                     1,000                 8

Total Singapore                                                           211

South Africa (0.1%):

Banks (0.1%):

ABSA Group Ltd.                                      25,100                89

Computers & Peripherals (0.0%):

Comparex Holdings Ltd.                               29,100                43

Datatec Ltd.                                          3,400                25

Dimension Data Holdings Ltd.                          2,000                13

                                                                           81

Diversified (0.0%)

Rembrandt Group                                       6,600                51

Total South Africa                                                        221

South Korea (0.1%):

Steel (0.0%):

Pohang Iron & Steel Co. Ltd., ADR                     2,000                42

Telecommunications (0.1%):

Hanara Telecom, Inc. ADR (b)                          1,000                 8

Korea Telecom Corp. ADR (b)                           4,200               145

                                                                          153

Utilities -- Electric (0.0%):

Korea Electric Power Corp., ADR                       3,500                57

Total South Korea                                                         252

Spain (0.2%):

Banks (0.1%):

Banco Bilbao Vizcaya SA                               6,000                82

Banco Santander Central Hispano SA                   10,520               110

                                                                          192

Travel Services (0.0%):

Amadeus Global Travel

Distribution -- Class A (b)                           7,110                88

Utilities -- Telecommunications (0.1%):

Telefonica SA (b)                                    15,462               345

Total Spain                                                               625

Sweden (0.3%):

Insurance (0.0%):

Skandia Forsakrings AB                                2,480          $    119

Retail (0.0%):

Hennes & Mauritz AB -- B Shares                       2,000                53

Telecommunications -- Equipment (0.3%):

Telefonaktiebolaget LM Ericsson                       9,600               855

Total Sweden                                                            1,027

Switzerland (0.2%):

Commercial Services (0.0%):

Adecco SA                                               240               197

Food Products (0.0%):

Nestle SA, Registered                                    50                88

Pharmaceuticals (0.2%):

Novartis AG                                             200               280

Roche Holding AG                                         25               262

                                                                          542

Total Switzerland 827

Taiwan (0.1%):

Semiconductors (0.1%):

Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (b)                       4,060               212

Total Taiwan                                                              212

Thailand (0.0%):

Industrial Goods & Services (0.0%):

National Petrochemical PLC                           14,400                16

Total Thailand                                                             16

Turkey (0.0%):

Banks (0.0%):

Yapi ve Kredi Bankasi AS, GDR                         1,808                58

Electronic
Components/Instruments (0.0%):

Vestel Elektronik Sanayi                             70,000                26

Total Turkey                                                               84

Total Foreign Common Stocks (Cost $18,880)                             25,463

Preferred Stocks (0.0%)

Germany (0.0%):

Medical Services -- Hospital
Management & Nursing Homes (0.0%):

Fresenius AG-Preferred                                  400                86

Total Preferred Stocks (Cost $71)                                          86

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Asset Backed Securities (1.6%):

Capital Auto Receivables Asset Trust,
Series 1999-2, Class A2,
6.06%, 6/15/02                                     $    740         $     735

CIT Recreational Vehicle,
Series 1999-A, Class A-2,
5.78%, 7/15/08                                        1,420             1,397

Ford Credit Auto Owner Trust,
Series 1999-C, Class A4,
6.08%, 9/16/02                                        1,070             1,059

MBNA Master Credit Card Trust,
Series 1998-D, Class A,
5.80%, 12/15/05                                       1,400             1,339

Premier Auto Trust, Series 1998-5,
Class A3, 5.07%, 7/8/02                                 800               788

Residential Asset Securities Corp.,
Series 1999-KS, Class A3,
7.18%, 10/1/29                                          880               864

Total Asset Backed Securities (Cost $6,306)                             6,182

Convertible Bonds (0.0%)

Banks (0.0%):

Mitsubishi Bank International
Finance Bermuda,
Convertible Subordinated Notes,
3.00%, 11/30/02,
Callable 11/25/02 @ 121.6                               114               122

Total Convertible Bonds (Cost $134)                                       122

Collateralized Mortgage Obligations (0.4%)

GS Mortgage Securities Corp.
Series 1998-Gl2 Cl A2,
6.56%, 4/13/31                                          785               726

LB Commericial Conduit Mortgage Trust,
Series 1999-C1, Class A1,
6.41%, 8/15/07                                          753               718

Total Collateralized
Mortgage Obligations (Cost $1,466)                                      1,444

Corporate Bonds (11.6%)

Aerospace/Defense (0.6%):

Lockheed Martin Corp,
7.95%, 12/1/05                                          550               541

Lockheed Martin Corp.,
8.20%, 12/1/09                                          190               184

Raytheon Co., 8.20%, 3/1/06                           1,110             1,105

Raytheon Co., 6.75%, 8/15/07                            740               672

                                                                        2,502

Airlines (0.1%):

Delta Air Lines, 8.30%, 12/15/29                        600               538

Automobiles (0.7%):

Chrysler Financial Corp.,
5.69%, 11/15/01                                    $  1,025         $   1,001

Daimler-Chrylser
North American Holdings Corp.,
6.63%, 9/21/01                                        1,349             1,333

TRW, Inc., 6.45%, 6/15/01                               560               550

                                                                        2,884

Banks (0.3%):

Bank Of America, 7.80%, 2/15/10 (d)                     795               793

First Union Capital, 7.95%, 11/15/29                    345               324

                                                                        1,117

Beverages (0.1%):

J. Seagram & Sons, Inc.,
6.25%, 12/15/01                                         300               293

Broadcasting/Cable (0.2%):

Continental Cablevision,
8.88%, 9/15/05                                          335               350

Time Warner, Inc., 6.63%, 5/15/29                       585               486

                                                                          836

Building Materials (0.1%):

Owens Corning, 7.50%, 5/1/05                            410               390

Commercial Banking (0.5%):

Abbey National PLC,
6.70%, 6/29/49                                          425               379

Bank Of Tokyo-Mitsubishi,
8.40%, 4/15/10                                          270               271

Korea Development Bank,
6.50%, 11/15/02                                         535               515

Royal Bank Of Scotland,
9.12% 3/31/49                                           645               650

                                                                        1,815

Computers & Peripherals (0.1%):

IBM Credit Corp, 6.45%, 11/12/02                        540               529

Cosmetics & Related (0.1%):

Avon Products, 7.15%, 11/15/09                          555               515

Diversified (0.1%):

Williams Cos., Inc., 6.13%, 12/1/03                     450               423

Electronic & Electrical -- General (0.3%):

PP&L Capital Funding,
7.75%, 4/15/05                                          575               564

Sony Corp., 6.13%, 3/4/03                               195               188

Texas Instruments, Inc.,
7.00%, 8/15/04                                          560               548

                                                                        1,300

Financial Services (2.4%):

AT&T Capital Corp., 6.75%, 2/4/02                       120               119

AT&T Capital Corp., 6.60%, 5/15/05                      620               590

CITGroup Inc., 7.38%, 3/15/03 (d)                     1,240             1,229

Citigroup Capital II, 7.75%, 12/1/36                    320               290

Duke Capital Corp., 8.00%, 10/1/19                      565               544

Finova Capital Corp, 7.25%, 11/8/04 (d)                 990               908

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Ford Motor Credit Co.,
6.70%, 7/16/04                                     $    100          $     96

Ford Motor Credit Co.,
7.38%, 10/28/09 (d)                                     665               644

General Electric Capital Corp.,
6.33%, 9/17/01                                          970               958

General Electric Capital Corp.,
6.52%, 10/8/02                                          320               314

General Electric Capital Corp.,
7.00%, 2/3/03 (d)                                       640               634

Goldman Sachs Group, Inc.,
7.80%, 1/28/10 (d)                                      535               525

Heller Financial, 6.85% 5/15/31                         805               761

MBNA Master Credit Card
Trust 2000-A Class C,
7.90%, 7/16/07                                          545               540

Morgan Stanley Dean Witter,
7.13%, 1/15/03                                        1,710             1,690

                                                                        9,842

Governments (Foreign) (0.3%):

Province Of Ontario, 7.38%, 1/27/03                     640               640

Republic Of Korea, 8.88%, 4/15/08                       535               552

                                                                        1,192

Industrial Goods & Services (0.4%):

Comdisco, Inc., 6.00%, 1/30/02                          535               517

Tyco International Group,
6.13%, 6/15/01                                          500               493

Tyco International Group,
6.88%, 9/5/02                                           410               402

                                                                        1,412

Insurance (0.7%):

Allstate Corp., 7.20%, 12/1/09                          475               445

American General Finance,
7.45%, 1/15/05                                          390               384

Aon Capital Trust A,
8.21%, 1/1/27 (d)                                       695               650

Liberty Mutual Insurance,
8.20%, 5/4/07 (c) (d)                                   780               781

Metropolitan Life Insurance Co.,
6.30%, 11/1/03 (c)                                      635               610

                                                                        2,870

Investment Company (0.1%):

Barclays Bank NY, 7.40%, 12/15/09                       495               475

Machinery & Equipment (0.1%):

Deere & Co., 6.55%, 10/1/28                             530               449

Manufactured Housing (0.1%):

Oakwood Homes Corp., 7.88%, 3/1/04                      520               281

Manufacturing -- Consumer Goods (0.1%):

Tyco International Group,
6.38%, 6/15/05                                          535               501

Media (0.6%):

Telecommunications, Inc.,
9.80%, 2/1/12                                      $    920          $  1,044

Time Warner, Inc., 7.75%, 6/15/05                       760               755

Viacom, Inc., 7.75%, 6/1/05                             610               605

                                                                        2,404

Oil & Gas Exploration,
Production & Services (0.6%):

Amerada Hess Corp., 7.79%, 10/1/29                      830               784

Anadarko Petroleum Corporation,
7.20%, 3/15/29                                          520               468

Conoco, Inc., 6.95%, 4/15/29                            205               184

Pemex Finance Ltd., 9.03%, 2/15/11                      585               596

Union Oil Co. of California,
7.50%, 2/15/29 (d)                                      335               317

                                                                        2,349

Oilfield Services & Equipment (0.1%):

Baker Hughes, Inc., 6.88%, 1/15/29                      615               544

Pipelines (0.5%):

Enron Corp., 7.38%, 5/15/19                             475               435

Kinder Morgan, Inc., 8.00%, 3/15/05                     370               366

Occidental Petroleum, 6.50% 4/1/05                      360               334

Williams Cos., 6.63%, 11/15/04                          805               765

                                                                        1,900

Real Estate (0.3%):

Cabot Industrial Property LP,
7.13%, 5/1/04                                           325               306

Duke Realty LP, 7.38%, 9/22/05                          535               514

EOP Operating LP, 8.38%, 3/15/06                        430               427

                                                                        1,247

Retail (0.2%)

Dayton Hudson Co., 6.80%, 10/1/01                       345               341

J.C. Penny & Co., Inc., 7.60%, 4/1/07 (d)               190               162

Rohm & Haas Co, 7.85%, 7/15/29                          185               184

                                                                          687

Retail -- Specialty Stores (0.1%):

Lowe's Cos., Inc., 6.50%, 3/15/29                       420               351


Software & Computer Services (0.4%):

Sun Microsystems, Inc., 7.35%, 8/15/04                  535               526

Sun Microsystems, Inc., 7.65%, 8/15/09                1,000               988

                                                                        1,514

Steel (0.1%):

USX Corp., 7.20%, 2/15/04                               280               272


Telecommunications (0.4%):

Vodafone Airtouch PLC, 7.75%, 2/15/10                   195               192

Vodafone Airtouch PLC, 7.88%, 2/15/30                   530               517

Worldcom, Inc., 6.13%, 8/15/01                          770               760

                                                                        1,469


Tobacco & Tobacco Products (0.1%):

R.J. Reynolds Tobacco, 7.38%, 5/15/03                   270               236


See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                                    Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Utilities -- Electric (0.7%):

Edison International, Inc.,
6.88%, 9/15/04                                     $    460          $    440

Empresa Nacional Electric,
7.75%, 7/15/08                                          665               611

Korea Electric Power,
6.34%, 12/1/03 (d)                                      820               763

PECO 2000a Class A2,
7.30%, 9/1/04                                           900               899

                                                                        2,713

Utilities -- Telecommunications (0.1%):

GTE Corp., 6.94%, 4/15/28 (d)                           510               458

Total Corporate Bonds (Cost $47,734)                                   46,308


U.S. Treasury Obligations (0.2%)


U. S. Treasury Strips (0.2%):

RFCSP Strip, 0.00%, 7/15/20                           2,999               821


Total U.S. Treasury Obligations (Cost $804)                               821


U.S. Treasury Securities (7.9%)


U.S. Treasury Bonds (3.3%):

7.79%, 11/15/07 (d)                                     490               502

10.63%, 8/15/15 (d)                                     949             1,343

7.50%, 11/15/16 (d)                                   1,010             1,133

8.75%, 8/15/20 (d)                                    1,883             2,411

8.00%, 11/15/21 (d)                                   2,175             2,617

7.13%, 2/15/23 (d)                                    1,370             1,514

6.50%, 11/15/26 (d)                                   1,748             1,815

6.13%, 8/15/29 (d)                                    1,855             1,857

                                                                       13,192

U.S. Treasury Notes (4.6%):

4.63%, 11/30/00 (d)                                     616               610

5.88%, 10/31/01 (d)                                   3,107             3,070

6.38%, 8/15/02 (d)                                    1,508             1,499

5.75%, 4/30/03 (d)                                    1,578             1,541

5.88%, 11/15/04 (d)                                   5,457             5,310

6.50%, 8/15/05 (d)                                      990               987

7.00%, 7/15/06 (d)                                    1,100             1,126

6.62%, 5/15/07 (d)                                    1,568             1,580

6.50%, 2/15/10 (d)                                    1,156             1,179

6.38%, 8/15/27                                        1,400             1,431

                                                                       18,333

Total U.S. Treasury Securities (Cost $31,118)                          31,525

U.S. Government Agencies (0.3%)

Business & Public Services (0.1%):

United Mexican States, 9.88%, 2/1/10                    335               345

U.S. Government Loan Trust (0.2%):

U.S. Government Loan Trust - Israel,
Series 1-B, 8.50%, 4/1/06                               637               666

Total U.S. Government Agencies (Cost $1,066)                            1,011

U.S. Government Mortgage Backed (11.6%)

Federal Home Loan
Mortgage Corp. (4.4%):

6.00%, 2/1/13- 1/1/29                              $  5,582          $  5,164

6.50%, 5/1/26-7/1/29                                  5,412             5,085

7.00%, 10/1/28-1/1/30                                 3,939             3,782

7.50%, 4/25/24-11/1/29                                2,360             2,312

8.00%, 1/1/29                                           558               558

8.50%, 7/1/21-4/1/29                                    471               480

                                                                       17,381

Federal National Mortgage Assoc. (5.2%):

5.88%, 4/23/04 (d)                                    1,170             1,111

6.00%, 10/1/23-7/1/29                                 3,162             2,906

6.50%, 7/1/28-3/1/29                                  3,010             2,819

7.00%, 10/1/26                                          913               872

7.50%, 3/1/27-11/1/29                                 2,404             2,354

8.00%, 11/1/19-2/1/30                                 2,295             2,291

8.50%, 11/1/17-1/1/30                                 2,916             2,957

10.00%, 11/1/13                                       1,774             1,868

10.50%, 11/1/13                                       1,661             1,751

11.00%, 11/1/13                                       1,510             1,595

                                                                       20,524

Government National Mortgage Assoc. (2.0%):

6.50%, 7/15/28                                          871               820

7.00%, 7/15/23-4/15/28                                5,703             5,630

7.50%, 11/15/28-4/15/29                                 676               666

9.00%, 11/15/17                                         874               902

9.50%, 7/15/09                                           95               100

                                                                        8,118

Total U.S. Government
Mortgage Backed (Cost $47,081)                                         46,023

Securities Purchased With Cash Collateral (14.3%)

Commercial Paper (0.7%):

Windmill Funding, 6.12%, 5/17/00                      2,945             2,945

Investment Companies (0.1%):

AIM Short Term Prime
Money Market Fund                                   232,782               233

AIM Liquid Assets Money Market Fund                 310,159               310

                                                                          543

Time Deposits (0.6%):

Fifth Third Bank, 6.06%, 5/1/00                         891               891

Firstar Bank, 6.00%, 5/1/00                           1,485             1,485

                                                                        2,376

Repurchase Agreements (12.9%):

Lehman Corp., 6.11%, 5/1/00
(See Significant Accounting
Policies, Securities Lending in the
Notes to Financial Statements
For collateral description)                          10,000            10,000

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Balanced Fund                                                  April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Merrill Lynch, 6.19%, 5/1/00
(See Significant Accounting
Policies, Securities Lending in the
Notes to Financial Statements
For collateral description)                        $ 10,000          $ 10,000

First Union, 6.22%, 5/1/00
(Collateralized by 10,300
Rockwell International,
7.87%, 2/15/05
Relient Energy Financial Co.,
7.15%, 6/15/01
Florida Res Prop & Cas,
7.45%, 7/1/04
Market value -- $10,270)                             10,000            10,000

Morgan Stanley Dean Witter, 6.16%, 5/1/00
(See Significant Accounting
Policies, Securities Lending in the
Notes to Financial Statements
For collateral description)                          10,000            10,000

Goldman Sachs Group L.P., 6.14%, 5/1/00
(See Significant Accounting
Policies, Securities Lending in the
Notes to Financial Statements
For collateral description)                          11,000            11,000

                                                                       51,000

Total Securities Purchased With
Cash Collateral (Cost $56,864)                                         56,864

Total Investments (Cost $377,436) (a) -- 113.4%                       450,814

Liabilities in excess of other assets -- (13.4%)                      (53,446)

TOTAL NET ASSETS -- 100.0%                                           $397,368

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation             $ 84,729
    Unrealized depreciation              (11,351)
    Net unrealized appreciation         $ 73,378

(b) Non-income producing securities.

(c) 144a security which is restricted as to resale to institutional investors.

(d) All or a portion of this security was loaned as of April 30, 2000.

ADR -- American Depository Receipt

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Convertible Securities Fund                                    April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Commercial Paper (0.8%)

Household Finance, 6.10%, 5/1/00                   $    675           $   675

Total Commercial Paper (Cost $675)                                        675

Convertible Bonds (63.3%)

Advertising (0.4%):

Getty Images, Inc.,
Convertible Subordinated Notes,
5.00%, 3/15/07,
Callable 3/20/03 @ 102.86 (b)                           500               359

Automotive Parts (2.0%):

Magna International, Inc.,
Convertible Subordinated Notes,
5.00%, 10/15/02,
Continuously Callable @ 100                           1,600             1,610

Broadcasting & Publishing (0.8%):

Clear Channel Communications, Inc.,
Convertible Subordinated Notes,
1.50%, 12/1/02                                          690               658

Broadcasting/Cable (1.3%):

Liberty Media Group,
Convertible Subordinated Notes,
4.00%, 11/15/29,
Callable 11/15/03 @ 100 (b)                             800             1,043

Circuits (1.7%):

Level One Communications,
Convertible Subordinated Notes,
4.00%, 9/1/04,
Callable 9/7/00 @ 102.29                                335             1,385

Commercial Services (2.1%):

CUC International, Inc.,
Convertible Subordinated Notes,
3.00%, 2/15/02,
Callable 2/15/00 @ 101.2                              1,000               915

Quintiles Transnational,
Convertible Subordinated Notes,
4.25%, 5/31/00,
Continuously Callable @ 101.06                          750               749

                                                                        1,664

Computers & Peripherals (0.7%):

Hewlett Packard Co.,
Convertible Subordinated Notes,
0.00%, 10/14/17,
Callable 10/14/00 @ 59.03                               750               577

Conglomerates (1.6%):

Ogden Corp.,
Euro-dollar Convertible
Subordinated Notes Debentures,
6.00%, 6/1/02, Continuously
Callable @ 100                                        1,500             1,271

Electronic Components/
Instruments (2.1%):

Cymer, Inc.,
Convertible Subordinated Notes,
3.50%, 8/6/04,
Callable 8/9/00 @ 106.37                           $    750           $   765

SCI Systems, Inc.,
Convertible Subordinated Notes,
3.00%, 3/15/07,
Callable 3/20/03 @ 101.71                               800               917

                                                                        1,682

Hazardous Waste Disposal (0.8%):

OHM,
Convertible Subordinated Debentures,
8.00%, 10/1/06,
Continuously Callable @ 100                             735               628

Health Care (1.2%):

Quantum Health Resources, Inc.,
Convertible Subordinated Notes,
4.75%, 10/1/00,
Continuously Callable @ 100.68                        1,017               938

Internet Service Provider (2.7%):

America Online,
Convertible Subordinated Notes,
0.00%, 12/6/19,
Callable 12/6/04 @ 63.98                              2,500             1,312

Exodus Communications, Inc.,
Convertible Subordinated Notes,
4.75%, 7/15/08,
Callable 1/15/04 @ 102.51                               600               833

                                                                        2,145

Manufacturing -- Machinery (3.0%):

MascoTech, Inc.,
Convertible Subordinated Notes,
4.50%, 12/15/03,
Callable 6/12/00 @ 101.5                              1,450             1,059

Thermo Fibertek, Inc.,
Convertible Subordinated Notes,
4.50%, 7/15/04,
Callable 7/15/00 @ 100                                1,600             1,343

                                                                        2,402

Medical Equipment & Supplies (0.4%):

Thermo Instruments System,
Convertible Subordinated Notes,
4.50%, 10/15/03,
Callable 7/15/00 @ 100                                  350               322

Medical -- Biotechnology (7.1%):

Affymetrix, Inc.,
Convertible Subordinated Notes,
4.75%, 2/15/07,
Callable 2/20/03 @ 100 (b)                              500               353

Centocor, Inc.,
Convertible Subordinated Notes,
4.75%, 2/15/05,
Callable 2/21/01 @ 102.714                            1,000             1,239

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Convertible Securities Fund                                    April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Chiron Corp.,
Convertible Subordinated Notes,
1.90% , 11/17/00,
Callable 6/12/00 @ 97.48                           $    450           $   704

Genzyme Corp.,
Convertible Subordinated Notes,
5.25%, 6/1/05,
Callable 6/10/01 @ 102.63                               750             1,009

Human Genome Sciences, Inc.,
Convertible Subordinated Notes,
3.75%, 3/15/07,
Callable 3/21/03 @ 101.88 (b)                           500               293

Millennium Pharmaceuticals, Inc.,
Convertible Subordinated Notes,
5.50%, 1/15/07,
Callable 1/15/03 @ 103.14 (b)                           350               369

Sepracor, Inc.,
Convertible Subordinated Notes,
7.00%, 12/15/05,
Callable 12/20/01 @ 104                                 900             1,423

Vertex Pharmaceuticals, Inc.,
Convertible Subordinated Notes,
5.00%, 3/14/07,
Callable 3/17/03 @ 100 (b)                              400               313

                                                                        5,703

Medical -- Hospital Services (0.9%):

Medical Care International,
Convertible Subordinated Debentures,
6.75%, 10/1/06,
Callable 10/1/01 @ 100                                  800               696

Oil & Gas Exploration,
Production & Services (4.6%):

Devon Energy,
Convertible Subordinated Notes,
4.90%, 8/15/08,
Callable 8/15/00 @ 104                                1,100             1,060

Devon Energy,
Convertible Subordinated Notes,
4.95%, 8/15/08,
Callable 9/15/02 @ 104.24                               300               291

Kerr-Mcgee Corp.,
Convertible Subordinated Notes,
7.50%, 5/15/14,
Continuously Callable @ 100                           1,000               936

Kerr-McGee Corp.,
Convertible Subordinated Notes,
5.25%, 2/15/10,
Callable 2/15/05 @ 102.62                               675               729

Loews Corp.,
Convertible Subordinated Notes,
3.13%, 9/15/07,
Callable 9/15/02 @ 101.56                               800               703

                                                                        3,719

Oil-Integrated Companies (1.5%):

Texaco Capital,
Convertible Subordinated Notes,
3.50%, 8/5/04,
Continuously Callable @ 100                        $  1,250           $ 1,188

Oilfield Services & Equipment (2.3%):

Diamond Offshore Drilling, Inc.,
Convertible Subordinated Notes,
3.75%, 2/15/07,
Callable 2/22/01 @ 102.08                               900             1,029

Seacor Holdings, Inc.,
Convertible Subordinated Notes,
5.38%, 11/15/06,
Callable 11/24/99 @ 103.58                              800               828

                                                                        1,857

Pharmaceuticals (3.1%):

Alpharma, Inc.,
Convertible Subordinated Notes,
3.00%, 6/1/06,
Callable 6/16/02 @ 112.67                               500               642

Alpharma, Inc.,
Convertible Subordinated Notes,
3.00%, 6/1/06,
Redeems @ 134.10                                        700               899

Alza Corp., Convertible Subordinated
Debentures, 5.00%, 5/1/06,
Callable 5/1/01 @ 102.14                                780               932

                                                                        2,473

Primary Metal &
Mineral Production (1.5%):

Homestake Mining Co.,
Convertible Subordinated Debentures,
5.50%, 6/23/00,
Continuously Callable @ 100                           1,250             1,235

Publishing (1.1%):

Scholastic Corp.,
Convertible Subordinated Notes,
5.00%, 8/15/05,
Continuously Callable @ 100                           1,000               923

Real Estate (1.4%):

Avatar Holdings,
Convertible Subordinated Notes,
7.00%, 4/1/05,
Callable 4/6/01 @ 104                                 1,250             1,127

Real Estate Investment Trusts (2.0%):

Health Care Property Investors, Inc.,
Convertible Subordinated Notes,
6.00%, 11/8/00                                          450               437

HRPT Properties,
Convertible Subordinated Notes,
7.50%, 10/1/03,
Continuously Callable @ 100                             350               310

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Convertible Securities Fund                                    April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Macerich Co.,
Convertible Subordinated Notes,
7.25%, 12/15/02,
Callable 6/15/02 @ 100                             $    500           $   428

Meditrust,
Convertible Subordinated Debentures,
7.50%, 3/1/01                                           500               442

                                                                        1,617

Semiconductors (5.1%):

ASM Lithography Holding N. V.,
Convertible Subordinated Notes,
4.25%, 11/30/04,
Callable 12/5/02 @ 101.7 (b)                            500               613

Atmel SA,
Convertible Subordinated Notes,
3.25%, 6/1/02,
Callable 8/9/00 @ 106.37                                450             1,233

Conexant Systems, Inc.,
Convertible Subordinated Notes,
4.00%, 2/1/07,
Callable 2/6/03 @ 102.29 (b)                            500               423

Cypress Semiconductor Corp.,
Convertible Subordinated Notes,
4.00%, 2/1/05,
Callable 2/5/03 @ 101                                   500               664

Kulicke & Soffa Industries, Inc.,
Convertible Subordinated Notes,
4.75%, 12/15/06,
Callable 12/19/02 @ 102.71 (b)                          650             1,198

                                                                        4,131

Software & Computer Services (5.0%):

Arbor Software,
Convertible Subordinated Notes,
4.50%, 3/15/05,
Callable 3/20/01 @ 102.57                               500               413

BEA Systems, Inc.,
Convertible Subordinated Notes,
4.00%, 12/15/06,
Callable 12/15/04 @ 101.14 (b)                          400               616

Rational Software Corp.,
Convertible Subordinated Notes,
5.00%,2/1/07,
Callable 2/5/03 @ 100 (b)                             1,000             1,338

Siebel Systems,
Convertible Subordinated Notes,
5.50%, 9/15/06,
Callable 9/15/02 @ 103.14                               600             1,660

                                                                        4,027

Telecommunications -- Equipment (3.7%):

CommScope, Inc.,
Convertible Subordinated Notes,
4.00%, 12/15/06,
Callable 12/15/02 @ 102.29 (b)                     $    600           $   745

CommScope, Inc.
Convertible Subordinated Notes,
4.00%, 12/15/06,
Callable 12/15/02 @ 102.29                              600               745

EchoStar Communications Corp.,
Convertible Subordinated Notes,
4.88%, 1/1/07,
Callable 1/1/03 @ 102.79 (b)                            700             1,064

Juniper Networks, Inc.,
Convertible Subordinated Notes,
4.75%, 3/15/07,
Callable 3/15/03 @ 102.71                               450               412

                                                                        2,966

Telecommunications -- Services & Equipment (1.7%):

Bell Atlantic Financial,
Convertible Subordinated Notes,
4.25%, 9/15/05,
Callable 9/15/02 @ 104.24                               500               629

Nextel Communications, Inc.,
Convertible Subordinated Notes,
5.25%, 1/15/10,
Callable 1/18/03 @ 103.5 (b)                            800               780

                                                                        1,409

Transportation Services (1.6%):

Offshore Logistics,
Convertible Subordinated Notes,
6.00%, 12/15/03,
Callable 6/12/00 @ 103.43                             1,500             1,262

Total Convertible Bonds (Cost $45,912)                                 51,017

See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Convertible Securities Fund                                    April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Convertible Preferred Stock (32.6%)


Aerospace & Military Technology (0.6%):

Coltec Capital Trust                                 13,000          $    504


Banks (3.0%):

Bank United                                          30,000             1,335

CNB Capital Trust I                                  30,000               998

                                                                        2,333

Building Materials (2.1%):

Texas Industries, Inc.                               54,000             1,728


Cosmetics & Related (1.3%):

Estee Lauder Co.                                     13,000             1,066


Energy (1.6%):

Calpine Capital Trust II (b)                         24,500             1,323


Food Products (0.6%):

Suiza Capital Trust                                  15,000               497


Insurance (5.6%):

American General Corp., Series A                      8,650               608

Lincoln National Corp.                               17,000               355

Metlife Capital Trust I                              21,450             1,207

Philadelphia Consolidated
Holding Corp.                                       140,000             1,050

St. Paul Capital Corp.                               20,000             1,237

                                                                        4,457

Media (0.9%):

MediaOne Group, Inc.                                  7,100               710


Oil-Integrated Companies (2.5%):

Unocal Corp.                                         44,000             2,030


Oilfield Services & Equipment (1.4%):

EVI, Inc.                                            24,000             1,152

Paper and Forest Products (1.6%):

International Paper Co.                              30,000             1,264


Pipelines (1.4%):

Western Gas Resources, Inc.                          41,000             1,169


Railroads (1.8%):

Union Pacific Capital (b)                            35,000             1,461


Real Estate Investment Trusts (2.9%):

Equity Office, Series B                              20,000               780

Equity Residential Properties, Series G               8,000               175

Equity Residential Properties, Series J              30,000               827

Simon Property Group, Inc., Series B                  7,000               467

                                                                        2,249

Restaurants (0.9%):

Wendys Financing I, Series A                         15,000           $   765


Steel (1.0%):

USX Capital Trust I                                  22,200               824


Telecommunications -- Services & Equipment (1.6%):

Decs Trust Vi                                        24,000             1,278


Utilities -- Electric (1.8%):

El Paso Energy Capital Trust I                       16,100               886

Houston Industries, Inc.                              4,000               592

                                                                        1,478

Total Convertible Preferred Stock (Cost $25,829)                       26,288

Corporate Bonds (1.0%)

Financial Services (1.0%):

Bank Plus Corp., Senior Notes,
12.00%, 7/18/07,
Callable 11/15/05 @ 110                            $  1,000               800

Total Corporate Bonds (Cost $1,100)                                       800

Preferred Stocks (1.3%)

Banks (1.3%):

California Federal Preferred Capital,
Series A                                             20,000               445

Chevy Chase Savings Bank                             25,000               631

Total Preferred Stocks (Cost $1,184)                                    1,076

Total Investments (Cost $74,700) (a) -- 99.0%                          79,856

Other assets in excess of liabilities -- 1.0%                             813

TOTAL NET ASSETS -- 100.0%                                            $80,669

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation             $ 8,977
Unrealized depreciation              (3,821)
Net unrealized appreciation         $ 5,156

(b) 144a security which is restricted as to resale to institutional investors.

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Real Estate Investment Fund                                    April 30, 2000
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                  Shares or
                                                  Principal            Market
Security Description                                 Amount             Value

Common Stocks (75.9%)

Real Estate Development (4.5%):

St. Joe Co.                                          14,000           $   403

TrizecHahn Corp.                                     18,100               294

                                                                          697

Real Estate Investment Trusts (69.7%):

Apartments (23.9%):

Avalonbay Communities, Inc.                          21,366               835

Charles E. Smith Residential
Realty, Inc.                                         16,000               603

Equity Residential Properties Trust                  15,000               683

Gables Residential Trust                             20,000               480

Home Properties of NY, Inc.                          20,000               560

Post Properties, Inc.                                10,000               420

Summit Properties, Inc.                               7,500               150

                                                                        3,731

Diversified (11.8%):

Cousins Properties, Inc.                              7,000               275

Security Capital Group Inc., Class B (b)             65,000               975

Vornado Realty Trust                                 17,000               587

                                                                        1,837

Industrial Development (9.6%):

AMB Property Corp.                                   40,000               882

Cabot Industrial Trust                               11,700               225

ProLogis Trust                                       20,000               394

                                                                        1,501

Office (26.2%):

Amerivest Properties, Inc.                           53,500           $   207

Arden Realty, Inc.                                   25,000               556

Boston Properties, Inc.                              26,000               907

Brandywine Realty Trust                              10,000               174

Cornerstone Properties, Inc.                         10,000               183

Equity Office Properties Trust                       37,000             1,006

Mack-Cali Realty Corp.                               23,000               592

Reckson Associates Realty Corp.                       3,000                60

Spieker Properties, Inc.                              9,000               399

                                                                        4,084

Total Common Stocks (Cost $11,263)                                     11,850

Preferred Stocks (2.0%)

Apartment Investment &
Management Co.                                       13,000               319

Total Preferred Stocks (Cost $336)                                        319

U.S. Government Agencies (22.0%)

Federal Home Loan Bank (22.0%):

5.80%, 5/1/00                                       $ 3,430             3,429

Total U.S. Government Agencies (Cost $3,430)                            3,429

Total Investments (Cost $15,029) (a) -- 99.9%                          15,598

Other assets in excess of liabilities -- 0.1%                              13

TOTAL NET ASSETS -- 100.0%                                            $15,611

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation             $ 872
    Unrealized depreciation              (303)
    Net unrealized appreciation         $ 569

(b) Non-income producing securities.

See notes to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                              Convertible    Real Estate
                                              Balanced        Securities     Investment
                                              Fund            Fund           Fund

ASSETS:
Investments, at value
 (Cost $326,436; $74,700 & $15,029)           $399,814        $79,856        $15,598
Repurchase agreements, at cost                  51,000
Cash                                               137              1             --
Foreign currency (cost $11)                         11             --             --
Interest and dividends receivable                2,097            767             22
Receivable for capital shares issued                15             11             --
Receivable from brokers for investments sold     3,704          1,276             --
Reclaims receivable                                 21             --             --
Receivable from Affiliates                          27              1              2
Unamortized organization costs                      --             --              8
Prepaid expenses and other assets                   38              4             13

        Total Assets                           456,864         81,916         15,643

LIABILITIES:
Payable for capital shares redeemed                 27              2             --
Payable to brokers for investments purchased     2,205          1,174             --
Payable for return of collateral received       56,864             --             --
Payable for organization costs                      --             --             17
Accrued expenses and other payables:
    Investment advisory fees                       263             49              5
    Administration fees                              9              2             --
    Custodian fees                                  15              5              2
    Transfer agent fees                             23             13              6
    Shareholder service fees -- Class A             75              2             --
    Shareholder service and
     12b-1 fees -- Class B                           9             --             --
    Other                                            6             --              2

        Total Liabilities                       59,496          1,247             32

NET ASSETS:
Capital                                        311,444         68,353         17,295
Undistributed (distribution in excess
 of) net investment income                        (324)           349            268
Net unrealized appreciation/
 depreciation from investments                  73,378          5,156            569
Net unrealized appreciation/
 depreciation from translation of assets
 and liabilities in foreign currencies              (3)            --             --
Accumulated undistributed net realized
 gains (losses) from investment
 transactions and foreign
 currency transactions                          12,873          6,811         (2,521)

        Net Assets                            $397,368        $80,669        $15,611

Net Assets
    Class A                                   $385,995        $80,598        $15,573
    Class B                                     10,776             --             --
    Class G                                        597             71             38

        Total                                 $397,368        $80,669        $15,611

Outstanding units of
 beneficial interest (shares)
    Class A                                     27,447          5,939          1,451
    Class B                                        766             --             --
    Class G                                         42              5              4

        Total                                   28,255          5,944          1,455

Net asset value
    Redemption price per share -- Class A      $ 14.06        $ 13.57        $ 10.73
    Offering price per share -- Class B<F1>    $ 14.06             --             --
    Offering price per share -- Class G        $ 14.08        $ 13.64        $ 10.72

Maximum sales charge                              5.75%          5.75%          5.75%

Maximum offering price per share
 (100%/(100%-maximum sales charge)
 of net asset value adjusted to
 nearest cent) -- Class A                      $ 14.92        $ 14.40        $ 11.38


<F1> Redemption price per Class B Share varies based on length of time held.



See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2000
(Amounts in Thousands)                                            (Unaudited)

                                                                                        Real
                                                                         Convertible    Estate
                                                         Balanced        Securities     Investment
                                                         Fund            Fund           Fund

Investment Income:
Interest income                                          $ 5,767         $1,334         $   47
Dividend income                                            1,912            909            437
Securities Lending                                            52             --             --
Foreign tax withholding                                      (10)            --             --

        Total Income                                       7,721          2,243            484

Expenses:
Investment advisory fees                                   1,808            294             59
Administration fees                                          300             59             10
Shareholder service fees -- Class A                          515             64             15
Shareholder service fees and 12b-1 fees -- Class B            55             --             --
12b-1 fees -- Class G                                          1             --             --
Accounting fees                                               76             24             21
Custodian fees                                                92             17              8
Legal and audit fees                                          21              4              1
Amortization of organization fees                             --             --              2
Trustees' fees and expenses                                    4              1             --
Transfer agent fees                                           46             18              7
Registration and filing fees                                  13              2              6
Printing fees                                                 12              5              1
Other                                                         18              3              1

        Total Expenses                                     2,961            491            131

Expenses voluntarily reduced                                (107)            --            (30)

    Expenses before reimbursement from distributor         2,854            491            101
    Expenses reimbursed by distributor                      (100)            (4)            (5)

    Net Expenses                                           2,754            487             96

Net Investment Income                                      4,967          1,756            388

Realized/Unrealized Gains (Losses)
 from Investments and Foreign Currencies:
Net realized gains (losses) from
 investment transactions                                  13,453          6,814           (619)
Net realized gains (losses) from
 foreign currency transactions                               (69)            --             --
Change in unrealized appreciation/
 depreciation from investments                            (7,414)           555          1,888
Change in unrealized appreciation/
 depreciation from translation
 of assets and liabilities in foreign currencies            (464)            --             --
Net realized/unrealized gains (losses)
 from investments and foreign currencies                   5,506          7,369          1,269
Change in net assets resulting from operations           $10,473         $9,125         $1,657


See notes to financial statements.

The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)                                            (Unaudited)

                                                       Balanced                Convertible              Real Estate
                                                         Fund                Securities Fund          Investment Fund

                                                 Six                       Six                     Six
                                                 Months       Year         Months     Year         Months     Year
                                                 Ended        Ended        Ended      Ended        Ended      Ended
                                                 April 30,    October 31,  April 30,  October 31,  April 30,  October 31,
                                                 2000         1999         2000       1999         2000       1999

From Investment Activities:
Operations:
    Net investment income                        $    4,967   $  9,625     $  1,756   $  4,581     $   388    $   778
    Net realized gains (losses) from
     investment transactions                         13,453     37,076        6,814      3,994        (619)    (1,371)
    Net realized gains (losses) from
     foreign currency transactions                      (69)      (164)          --         --          --         --
    Net change in unrealized appreciation/
     depreciation from investments                   (7,414)     2,520          555      2,960       1,888        643
    Net change in unrealized appreciation/
     depreciation from translation of assets
     and liabilities in foreign currencies             (464)        --           --         --          --         --

Change in net assets resulting
 from operations                                     10,473     49,057        9,125     11,535       1,657         50

Distributions to Shareholders:
    From net investment income:
      Class A                                        (5,575)    (9,181)      (1,768)    (4,990)       (233)      (783)
      Class B                                           (87)       (97)          --         --          --         --
      Class G                                            (3)        --           --         --          --
    From net realized gains from
     investment transactions and
     foreign currencies                             (37,231)   (26,725)      (3,867)      (212)         --         --

Change in net assets from
 distributions to shareholders                      (42,896)   (36,003)      (5,635)    (5,202)       (233)      (783)

Capital Transactions:
    Proceeds from shares issued                      63,801     59,910       13,184     21,933       2,575      5,022
    Dividends reinvested                             37,355     32,955        3,905      3,658          85        285
    Cost of shares redeemed                        (105,038)   (97,329)     (19,565)   (60,338)     (2,678)    (6,993)

Change in net assets from
 capital transactions                                (3,882)    (4,464)      (2,476)   (34,747)        (18)    (1,686)

Change in net assets                                (36,305)     8,590        1,014    (28,414)      1,406     (2,419)

Net Assets:
Beginning of period                                 433,673    425,083       79,655    108,069      14,205     16,624

End of period                                     $ 397,368   $433,673     $ 80,669   $ 79,655     $15,611    $14,205

Share Transactions:
    Issued                                            4,402      4,001        1,006      1,691         256        489
    Reinvested                                        2,642      2,247          307        287           9         28
    Redeemed                                         (7,510)    (6,498)      (1,503)    (4,686)       (275)      (683)

Change in shares                                       (466)      (250)        (190)    (2,708)        (10)      (166)


See notes to financial statements.

The Victory Portfolios                                   Financial Highlights
                                                     (Continued on Next Page)

                                                                         Balanced Fund

                                                                         Class A Shares

                                                 Six
                                                 Months         Year           Year           Year           Year
                                                 Ended          Ended          Ended          Ended          Ended
                                                 April 30,      October 31,    October 31,    October 31,    October 31,
                                                 2000           1999           1998           1997           1996<F4>
                                                 (Unaudited)

Net Asset Value, Beginning of Period             $ 15.10        $ 14.67        $ 13.87        $ 12.33        $ 11.01

Investment Activities
    Net investment income                           0.17           0.32           0.37           0.36           0.36
    Net realized and unrealized gains (losses)
     from investments and foreign currencies        0.21           1.34           1.54           1.90           1.39

        Total from Investment Activities            0.38           1.66           1.91           2.26           1.75

Distributions
    Net investment income                          (0.19)         (0.31)         (0.37)         (0.35)         (0.36)
    Net realized gains                             (1.23)         (0.92)         (0.74)         (0.37)         (0.07)

        Total Distributions                        (1.42)         (1.23)         (1.11)         (0.72)         (0.43)

Net Asset Value, End of Period                   $ 14.06        $ 15.10        $ 14.67        $ 13.87        $ 12.33

Total Return (excludes sales charges)               2.54%<F2>     11.73%         14.55%         19.02%         16.27%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                 $385,995       $422,586       $418,807       $342,933       $273,553
Ratio of expenses toaverage net assets<F6>          1.27%<F3>      1.27%          1.27%          1.25%          1.27%
Ratio of net income to average net assets<F6>       2.37%<F3>      2.13%          2.54%          2.69%          3.14%
Ratio of expenses to average net assets<F1>         1.37%<F3>      1.50%          1.50%          1.36%          1.43%
Ratio of net investment income
 to average net assets<F1>                          2.27%<F3>      1.90%          2.31%          2.58%          2.98%
Portfolio turnover<F5>                                85%           177%           231%           109%            80%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 1, 1996, the Fund designated the existing shares as Class
     A Shares and commenced offering Class B Shares.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> On December 15, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G shares of the fund at a maximum of 1.55% until at least February 28, 2001.



See notes to financial statements.

The Victory Portfolios          Financial Highlights--continued

                                                                      Balanced Fund

                                                                                                               Class G
                                                             Class B Shares                                    Shares

                                  Six                                                March 1,                  December 15,
                                  Months      Year         Year         Year         1996         Year         1999
                                  Ended       Ended        Ended        Ended        through      Ended        through
                                  April 30,   October 31,  October 31,  October 31,  October 31,  October 31,  April 30,
                                  2000        1999         1998         1997         1996<F4>     1995         2000<F7>
                                  (Unaudited)                                                                  (Unaudited)

Net Asset Value,
 Beginning of Period              $ 15.10     $ 14.68      $13.88       $12.34       $11.51       $   9.62     $13.92

Investment Activities
    Net investment income            0.08        0.16        0.21         0.19         0.14           0.41       0.15
    Net realized and unrealized
     gains (losses) from
     investments and foreign
     currencies                      0.22        1.34        1.54         1.89         0.85           1.40       0.16

        Total from
         Investment Activities       0.30        1.50        1.75         2.08         0.99           1.81       0.31

Distributions
    Net investment income           (0.11)      (0.16)      (0.21)       (0.17)       (0.14)         (0.41)     (0.15)
    In excess of net
     investment income                 --          --          --           --        (0.02)         (0.01)        --
    Net realized gains              (1.23)      (0.92)      (0.74)       (0.37)          --             --         --

        Total Distributions         (1.34)      (1.08)      (0.95)       (0.54)       (0.16)         (0.42)     (0.15)

Net Asset Value,
 End of Period                    $ 14.06     $ 15.10      $14.68       $13.88       $12.34       $  11.01     $14.08

Total Return (excludes
 sales charges)                      1.96%<F2>  10.48%      13.27%       17.43%       15.73%<F5>     19.24%      2.26%<F2>
Ratios/Supplemental Data:
Net Assets, End of Period (000)   $10,776     $11,087      $6,276       $3,291       $1,432       $201,073     $  597
Ratio of expenses to
 average net assets <F8>             2.44%<F3>   2.38%       2.43%        2.56%        2.46%<F3>      0.98%      1.55%<F3>
Ratio of net investment income
 to average net assets <F8>          1.20%<F3>   1.03%       1.36%        1.36%        1.78%<F3>      4.05%      1.90%<F3>
Ratio of expenses to
 average net assets <F1>             2.53%<F3>   2.61%       2.67%        2.95%        2.67%<F3>      1.36%      5.95%<F3>
Ratio of net investment income
 to average net assets <F1>          1.11%<F3>   0.80%       1.12%        0.97%        1.57%<F3>      3.67%     (2.50)%<F3>
Portfolio turnover <F6>                85%        177%        231%         109%          80%            69%        85%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 1, 1996, the Fund designated the existing shares as Class
     A Shares and commenced offering Class B Shares.

<F5> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 8.72%.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Period from commencement of operations.

<F8> On December 15, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G shares of the fund at a maximum of 1.55% until at least February 28, 2001.



See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                         Convertible Securities Fund

                                                                                                                  Class G
                                                      Class A Shares                                              Shares

                        Six                     Eleven                                                            December 21,
                        Months      Year        Months        Year         Year         Year         Year         1999
                        Ended       Ended       Ended         Ended        Ended        Ended        Ended        through
                        April 30,   October 31, October 31,   November 30, November 30, November 30, November 30, April 30,
                        2000        1999        1998<F2>      1997         1996         1995         1994         2000<F5>
                        (Unaudited)                                                                               (Unaudited)

Net Asset Value,
 Beginning of Period    $ 12.99     $ 12.22     $  14.33      $  13.55     $ 12.16      $ 11.05      $ 12.48       $ 12.56

Investment Activities
    Net investment
     income                0.29        0.67         0.58          0.62        0.65         0.60         0.61          0.27
    Net realized and
     unrealized gains
     (losses) from
      investments          1.21        0.83        (1.08)         1.43        1.68         1.50        (1.12)         1.11

        Total from
         Investment
         Activities        1.50        1.50        (0.50)         2.05        2.33         2.10        (0.51)         1.38

Distributions
    Net investment
     income               (0.29)      (0.70)       (0.54)        (0.65)      (0.62)       (0.61)       (0.61)        (0.30)
    Net realized
     gains                (0.63)      (0.03)       (1.07)        (0.62)      (0.32)       (0.38)       (0.31)         0.00

        Total
         Distributions    (0.92)      (0.73)       (1.61)        (1.27)      (0.94)       (0.99)       (0.92)        (0.30)

Net Asset Value,
 End of Period          $ 13.57     $ 12.99     $  12.22      $  14.33     $ 13.55      $ 12.16      $ 11.05       $ 13.64

Total Return
 (excludes sales
 charges)                 12.22%<F3>  12.46%       (3.69)%<F3>   16.26%      20.28%       20.43%       (4.36)%       11.10%<F3>

Ratios/Supplementary
 Data:
Net Assets,
 End of Period (000)    $80,598     $79,655     $108,069      $104,982     $81,478      $68,212      $58,845       $    71
Ratio of expenses to
 average net assets<F7>    1.24%<F4>   1.24%        1.20%<F4>     1.34%       1.31%        1.31%        1.30%         1.54%<F4>
Ratio of net investment
 income to average
 net assets <F7>           4.47%<F4>   4.94%        4.60%<F4>     4.75%       5.17%        5.36%        5.20%         3.59%<F4>
Ratio of expenses to
 average net assets<F1>    1.24%<F4>   <F6>         <F6>          <F6>        <F6>         <F6>         <F6>         63.39%<F4>
Ratio of net investment
 income to average
 net assets<F1>            4.47%<F4>   <F6>         <F6>          <F6>        <F6>         <F6>         <F6>        (58.26)%<F4>
Portfolio Turnover <F8>      48%         73%          77%           77%         40%          52%          49%           48%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund became the
     Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund

<F3> Not annualized.

<F4> Annualized.

<F5> Period from commencement of operations.

<F6> There were no voluntary fee reductions during the period.

<F7> On December 15, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A and Class G shares of the fund at a maximum of 1.24% and 1.55%, respectively, until at least February 28, 2001.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                Real Estate Investment Fund

                                                                                                        Class G
                                                              Class A Shares                            Shares

                                            Six                                                         December 15,
                                            Months         Year           Year           Period         1999
                                            Ended          Ended          Ended          Ended          through
                                            April 30,      October 31,    October 31,    October 31,    April 30,
                                            2000           1999           1998           1997<F2>       2000<F3>
                                            (Unaudited)                                                 (Unaudited)

Net Asset Value, Beginning of Period        $  9.70        $ 10.19        $ 12.07        $10.00         $ 9.18

Investment Activities
    Net investment income                      0.28           0.52           0.50          0.23           0.25
    Net realized and unrealized
     gains (losses) from investments           0.92          (0.50)         (1.90)         2.01           1.46

        Total from Investment Activities       1.20           0.02          (1.40)         2.24           1.71

Distributions
    Net investment income                     (0.17)         (0.51)         (0.44)        (0.17)         (0.17)
    Net realized gains                           --             --          (0.04)           --             --

        Total Distributions                   (0.17)         (0.51)         (0.48)        (0.17)         (0.17)

Net Asset Value, End of Period              $ 10.73        $  9.70        $ 10.19        $12.07         $10.72
Total Return (excludes sales charges)         12.56%<F4>      0.03%        (11.91)%       22.42%<F4>     18.85%<F4>

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $15,573        $14,205        $16,624        $4,376         $   38
Ratio of expenses to average net assets<F6>    1.39%<F5>      1.16%          0.83%         0.00%<F5>      1.65%<F5>
Ratio of net investment income
 to average net assets<F6>                     5.62%<F5>      4.92%          4.95%         5.11%<F5>      5.09%<F5>
Ratio of expenses to average net assets<F1>    1.82%<F5>      1.91%          1.95%         2.93%<F5>     55.37%<F5>
Ratio of net investment income
 to average net assets<F1>                     5.19%<F5>      4.17%          3.83%         2.18%<F5>    (48.63)%<F5>
Portfolio turnover<F7>                           47%            62%            53%           21%            47%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> The Real Estate Investment Fund commenced operations on April 30, 1997.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> On December 15, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A and Class G shares of the fund at a maximum of 1.40% and 1.65%, respectively, until at least February 28, 2001.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Value Fund                                      April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (0.5%)

Household Finance, 6.10%, 5/1/00          $  2,791    $  2,791

Total Commercial Paper (Cost $2,791)                     2,791

Common Stocks (99.4%)

Aerospace/Defense (3.6%):

Boeing Co.                                 183,300       7,275
Honeywell International, Inc.              110,840       6,207
United Technologies Corp.                  103,000       6,405

                                                        19,887

Aluminum (0.6%):

Alcoa, Inc. (c)                             53,300       3,458

Automotive Parts (1.0%):

TRW, Inc.                                   93,000       5,441

Banks (5.9%):

Bank of America Corp.                      165,174       8,094
First Union Corp.                          208,200       6,636
Mellon Financial Corp.                     281,400       9,040
Wells Fargo Co. (c)                        222,000       9,116

                                                        32,886

Brokerage Services (0.8%):

Morgan Stanley, Dean Witter & Co.           58,800       4,513

Building Materials (0.7%):

Rohm & Haas Co.                            109,500       3,901

Chemicals -- General (1.7%):

Eastman Chemical Co.                       100,801       5,273
Sigma-Aldrich Corp.                        136,000       3,995

                                                         9,268

Computers & Peripherals (8.4%):

Cisco Systems, Inc. (b) (c)                203,200      14,086
Dell Computer Corp. (b)                     94,000       4,712
Electronic Data Systems (c)                 99,700       6,854
Hewlett-Packard Co.                         62,900       8,492
International Business Machines Corp.      116,900      13,049

                                                        47,193

Consumer Products (0.7%):

Newell Rubbermaid, Inc. (c)                152,500       3,841

Cosmetics & Related (1.7%):

Avon Products, Inc.                        222,500       9,234

Electrical Equipment (0.8%):

Emerson Electric Co.                        77,600       4,258

Electronic & Electrical -- General (2.8%):

General Electric Co.                       100,400      15,788

Financial Services (6.6%):

Citigroup, Inc.                             99,700       5,926
Fannie Mae                                 232,500      14,022
Franklin Resources, Inc.                   183,401       5,915
Household International, Inc.              260,400      10,872

                                                        36,735

Food Processing & Packaging (3.3%):

ConAgra, Inc.                              263,600       4,975
General Mills, Inc.                        203,600       7,406
Sara Lee Corp.                             390,100       5,852

                                                        18,233

Forest Products --
   Lumber & Paper (1.3%):

Bowater, Inc. (c)                           36,000       1,980
International Paper Co.                     50,300       1,849
Mead Corp.                                  93,000       3,237

                                                         7,066

Health Care (2.3%):

Columbia/HCA Healthcare Corp. (c)          207,100       5,889
Medtronic, Inc.                            135,400       7,033

                                                        12,922

Heavy Machinery (0.7%):

Deere & Co. (c)                             91,300       3,686

Insurance -- Multi-Line (4.4%):

Allstate Corp.                             121,700       2,875
American General Corp.                      66,299       3,713
American International Group                51,500       5,649
Lincoln National Corp.                     162,600       5,660
Protective Life Corp.                       98,800       2,353
Torchmark Corp.                            167,000       4,185

                                                        24,435

Manufacturing -- Miscellaneous (1.4%):

Parker-Hannifin Corp.                       74,800       3,478
Textron, Inc.                               68,400       4,237

                                                         7,715

Media (2.0%):

Viacom, Inc., Class B (b) (c)              199,600      10,853

Metals -- Fabrication (0.2%):

Kennametal, Inc.                            40,126       1,154

Newspapers (1.7%):

Gannett Co., Inc.                          147,948       9,450

Oil & Gas Exploration,
   Production & Services (1.5%):

Amerada Hess Corp.                          39,501       2,513
Anadarko Petroleum Corp. (c)                20,415         887
Transocean Sedco Forex, Inc.               107,518       5,053

                                                         8,453

Oil-Integrated Companies (7.0%):

Chevron Corp.                              150,250      12,790
Exxon Mobil Corp.                          114,589       8,902
Texaco, Inc.                               159,110       7,876
Unocal Corp.                               102,200       3,302
USX-Marathon Group, Inc.                   248,000       5,782

                                                        38,652

                                            See notes to financial statements.

Value Fund                                      April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Oilfield Services & Equipment (1.3%):

Baker Hughes, Inc.                          89,050    $  2,833
Schlumberger Ltd.                           60,300       4,617

                                                         7,450

Pharmaceuticals (8.0%):

Abbott Laboratories                        197,100       7,576
American Home Products Corp. (c)           152,900       8,591
Bristol-Myers Squibb Co.                   113,200       5,936
Merck & Co., Inc.                            9,000         626
Pfizer, Inc.                               527,700      22,228

                                                        44,957

Pipelines (1.0%):

El Paso Energy Corp.                       132,000       5,610

Railroads (0.9%):

Union Pacific Corp. (c)                    119,900       5,051

Retail (2.1%):

Target Corp.                               173,400      11,542

Retail -- Department Stores (0.6%):

May Department Stores Co.                  111,300       3,061

Retail -- Drug Stores (0.7%):

Walgreen Co. (c)                           144,600       4,067

Retail -- Specialty Stores (1.5%):

AutoZone, Inc. (b)                         117,300       2,691
Lowe's Cos.                                119,200       5,900

                                                         8,591

Semiconductors (4.0%):

Altera Corp. (b)                            36,100       3,691
Intel Corp.                                145,900      18,502

                                                        22,193

Software & Computer Services (3.7%):

Automatic Data Processing, Inc.             44,000       2,368
Compuware Corp. (b)                        122,800       1,543
First Data Corp.                            35,600       1,733
Microsoft Corp. (b)                        140,300       9,786
Oracle Corp. (b)                            62,400       4,988

                                                        20,418

Steel (0.3%):

USX-U.S. Steel Group, Inc.                  73,500       1,842

Telecommunications -- Equipment (3.3%):

Motorola, Inc.                             112,900      13,443
Tellabs, Inc. (b)                           85,500       4,686

                                                        18,129

Tobacco & Tobacco Products (0.5%):

Philip Morris Cos., Inc.                   128,850       2,819

Utilities -- Electric (2.6%):

Duke Energy Corp.                          107,000       6,153
Texas Utilities Co. (c)                     44,600       1,502
Unicom Corp.                               165,900       6,594

                                                        14,249

Utilities -- Gas (0.7%):

Enron Corp.                                 55,972       3,901

Utilities -- Telecommunications (7.1%):

Alltel Corp.                               132,900       8,854
CenturyTel, Inc.                           128,799       3,156
GTE Corp.                                   92,300       6,253
SBC Communications, Inc. (c)               176,337       7,726
WorldCom, Inc. (b)                         291,588      13,249

                                                        39,238

Total Common Stocks (Cost $400,767)                    552,140

Securities Purchased With
   Cash Collateral (10.4%)

Commercial Paper (1.5%):

Windmill Funding, 6.12%, 5/17/00          $  8,328       8,328

Investment Companies (0.3%):
AIM Short Term Prime
   Money Market Fund                       658,208         658
AIM Liquid Assets Money Market Fund        876,997         877

                                                         1,535

Time Deposits (1.2%):

Fifth Third Bank, 6.06%, 5/1/00              2,520       2,520
Firstar Bank, 6.00%, 5/1/00                  4,199       4,199

                                                         6,719

Repurchase Agreements (7.4%):

Lehman Corp., 6.11%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)               6,000       6,000

Merrill Lynch, 6.19%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)               4,000       4,000

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (Collateralized by $10,300
   Consumers Energy, 6.38%, 2/1/08,
   Cox Communications, Inc.,
   6.80%, 0/1/28
   market value -- $10,116)                 10,000      10,000

First Union, 6.22%, 5/1/00
   (Collateralized by $10,300
   Toll Road Inv., 0.00%, 2/15/16,
   Southern Co. Cap., 8.19%, 2/1/37,
   First Union, 8.04%,12/01/26
   market value -- $10,049)                 10,000      10,000

Goldman Sachs Group L.P.,
   6.14 %, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)               5,000       5,000

                                            See notes to financial statements.

Value Fund                                      April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Prudential Bache Corp., 6.19%, 5/1/00
   (Collateralized by $6,120
   Bank One NA, Illinois, 6.41%, 7/24/00
   BankBoston, 6.95%, 8/24/00
   MBNA, 6.59%, 6/8/00
   market value -- $6,084)                $  6,000    $  6,000

                                                        41,000

Total Securities Purchased
With Cash Collateral (Cost $57,582)                     57,582

Total Investments (Cost $461,140) (a) -- 110.3%        612,513

Liabilities in excess of other assets -- (10.3%)       (57,244)

TOTAL NET ASSETS -- 100.0%                            $555,269

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $181,093
    Unrealized depreciation                            (29,720)

    Net unrealized appreciation                       $151,373

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 2000.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Lakefront Fund                                  April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                                        Market
Security Description                        Shares       Value

Common Stocks (99.3%)

Aerospace/Defense (3.2%):

Boeing Co.                                     426      $   17
United Technologies Corp.                      605          38

                                                            55

Airlines (1.6%):

AMR Corp. Delaware (b)                         480          16
Delta Air Lines, Inc.                          230          12

                                                            28

Automobiles (2.3%):

Ford Motor Co.                                 388          21
General Motors Corp.                           205          19

                                                            40

Automotive Parts (1.7%):

Delphi Automotive Systems                      897          17
Federal-Mogul Corp.                            850          12

                                                            29

Banks (6.1%):

Chase Manhattan Corp.                          665          48
Mellon Financial Corp.                         440          14
National City Corp.                            540           9
Wells Fargo & Co.                              870          36

                                                           107

Beverages (1.6%):

Pepsico, Inc.                                  750          28

Biotechnology (2.6%):

Pharmacia Corp.                                898          45

Chemicals -- General (1.4%):

E.I. Du Pont de Nemours                        520          25

Computers & Peripherals (6.4%):

Compaq Computer Corp.                          640          19
Hewlett-Packard Co.                            328          44
International Business Machines Corp.          440          49

                                                           112

Consumer Products (1.8%):

Procter & Gamble Co.                           530          32

Cosmetics & Related (3.7%):

Avon Products, Inc.                            795          33
Colgate-Palmolive Co.                          557          32

                                                            65

Diversified (1.7%):

Tyco International Ltd.                        656          30

Electronic & Electrical -- General (2.8%):

General Electric Co.                           205          32
Johnson Controls, Inc.                         262          17

                                                            49

Financial Services (9.9%):

American Express Co.                           346          52
Associates First Capital Corp.                 866          19
Citigroup, Inc.                              1,113          66
Fannie Mae                                     600          36

                                                           173

Health Care (2.1%):

C.R. Bard, Inc.                                511          22
Tenet Healthcare Corp. (b)                     590          15

                                                            37

Heavy Machinery (2.9%):

Caterpillar, Inc.                              415          16
Cummins Engine, Inc.                           305          11
Deere & Co.                                    562          23

                                                            50

Household Goods -- Appliances,
   Furnishings & Electronics (1.7%):

Maytag Corp.                                   850          29

Insurance -- Multi-Line (2.2%):

Allstate Corp.                                 765          18
CIGNA Corp.                                    260          21

                                                            39

Machinery -- Diversified (1.0%):

Rockwell International Corp.                   425          17

Medical Supplies (1.2%):

Becton Dickinson & Co.                         815          21

Medical -- Drugs (1.8%):

Bristol-Myers Squibb Co.                       590          31

Metals (1.6%):

Reynolds Metal Co.                             415          28

Oil-Integrated Companies (3.8%):

Exxon Mobil Corp.                              429          33
Texaco, Inc.                                   658          33

                                                            66

Paper Products (0.9%):

International Paper Co.                        420          15

Pharmaceuticals (5.8%):

American Home Products Corp.                   610          34
Merck & Co., Inc.                              470          33
Schering-Plough Corp.                          862          35

                                                           102

Restaurants (1.1%):

Tricon Global Restaurants, Inc. (b)            600          20

Retail (1.4%):

K Mart Corp. (b)                             3,110          25

Retail -- Specialty Stores (0.6%):

Gap, Inc.                                      285          10

                                            See notes to financial statements.

Lakefront Fund                                  April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                                        Market
Security Description                        Shares       Value

Semiconductors (4.8%):

Intel Corp.                                    330      $   42
Texas Instruments, Inc.                        260          42

                                                            84

Software & Computer Services (1.3%):

Computer Associates International, Inc.        412          23

Telecommunications -- Equipment (2.7%):

Lucent Technologies, Inc.                      750          47

Utilities -- Electric (4.5%):

American Electric Power Co.                    385          14
Duke Energy Corp.                              440          25
Texas Utilities Co.                          1,155          39

                                                            78

Utilities -- Natural Gas (1.9%):

Williams Cos., Inc.                            885          33

Utilities -- Telecommunications (9.2%):

AT&T Corp.                                     590          28
BellSouth Corp.                                745          36
GTE Corp.                                      215          15
MCI Worldcom, Inc. (b)                         885          40
SBC Communications, Inc.                       950          41

                                                           160

Total Common Stocks (Cost $1,570)                        1,733

   Investment Companies (0.6%)

AIM Treasury Money Market Fund              10,064          10

Total Investment Companies (Cost $10)                       10

Total Investments (Cost $1,580) (a) -- 99.9%             1,743

Other assets in excess of liabilities -- 0.1%                2

TOTAL NET ASSETS -- 100.0%                              $1,745



(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                              $ 316
    Unrealized depreciation                               (153)

    Net unrealized appreciation                          $ 163

(b) Non-income producing securities.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Established Value Fund                          April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (1.2%)

Household Finance, 6.10%, 5/1/00          $  5,092    $  5,092

Total Commercial Paper (Cost $5,092)                     5,092

Common Stocks (98.4%)

Aerospace/Defense (2.4%):

Boeing Co.                                 140,000       5,556
Litton Industries, Inc. (b)                105,000       4,561

                                                        10,117

Airlines (1.3%):

Southwest Airlines Co.                     250,000       5,422

Beverages (2.1%):

Adolph Coors Co.                           175,000       8,925

Brokerage Services (4.5%):

Donaldson, Lufkin & Jenrette, Inc.          60,000       2,501
Morgan Stanley Dean Witter                 125,000       9,594
Paine Webber Group, Inc.                   150,000       6,581

                                                        18,676

Building Materials (2.4%):

Armstrong World Industries, Inc.           100,000       1,956
Centex Corp.                               160,000       3,860
Pulte Corp.                                200,000       4,300

                                                        10,116

Chemicals (1.1%):

Englehard Corp.                            255,000       4,478

Computers & Peripherals (6.4%):

Computer Sciences Corp. (b)                100,000       8,156
Sun Microsystems, Inc. (b)                 200,000      18,387

                                                        26,543

Conglomerates (1.9%):

Textron, Inc.                              125,000       7,742

Consumer Products (1.3%):

Fortune Brands, Inc.                       220,000       5,500

Data Processing/Management (1.2%):

First Data Corp.                           105,000       5,112

Electronic & Electrical -- General (4.5%):

Honeywell International, Inc.              168,750       9,450
Johnson Controls, Inc.                     148,000       9,370

                                                        18,820

Entertainment (0.9%):

Brunswick Corp.                            190,000       3,646

Financial & Insurance (2.5%):

AMBAC Financial Group, Inc.                110,000       5,280
MBIA, Inc.                                 100,000       4,944

                                                        10,224

Financial Services (11.7%):

Citigroup, Inc.                            250,000      14,858
Countrywide Credit Industries, Inc.        150,000       4,144
Fannie Mae                                  95,000       5,730
Household International, Inc.              300,000      12,525
Providian Financial Corp.                  125,000      11,008

                                                        48,265

Food Distributors, Supermarkets
   & Wholesalers (1.0%):

SUPERVALU, Inc.                            200,000       4,138

Forest Products --
   Lumber & Paper (2.2%):

Georgia Pacific Corp.                      130,000       4,777
Weyerhauser Co.                             84,000       4,489

                                                         9,266

Health Care (1.4%):

WellPoint Health Networks (b)               80,000       5,900

Heavy Machinery (1.9%):

Ingersoll-Rand Co.                         165,000       7,745

Household Goods -- Appliances,
   Furnishings & Electronics (1.6%):

Whirlpool Corp.                            100,000       6,513

Insurance -- Life (0.8%):

Jefferson Pilot Corp.                       50,000       3,328

Insurance -- Multi-Line (4.3%):

Aegon NV                                    85,000       6,152
CIGNA Corp.                                 93,000       7,416
Hartford Financial Services Group, Inc.     84,000       4,384

                                                        17,952

Leisure -- Recreation, Gaming (1.0%):

Royal Caribbean Cruises Ltd.               194,000       4,038

Manufacturing -- Capital Goods (2.3%):

Illinois Tool Works, Inc.                  149,498       9,577

Manufacturing -- Miscellaneous (1.0%):

Cooper Industries, Inc.                    118,000       4,049

Medical Supplies (3.2%):

Baxter International, Inc.                  85,000       5,536
Edwards Lifesciences International (b)      17,000         255
Sybron International Corp. (b)             235,000       7,314

                                                        13,105

Newspapers (2.6%):

Gannett Co., Inc.                           97,000       6,195
New York Times Co., Class A                115,000       4,737

                                                        10,932

Office Equipment & Supplies
   (Non-Computer Related) (1.2%):

Pitney Bowes, Inc.                         120,000       4,905

                                            See notes to financial statements.

Established Value Fund                          April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Oil & Gas Exploration,
   Production & Services (4.6%):

Coastal Corp.                              150,000    $  7,528
El Paso Energy Corp.                       200,000       8,500
Occidental Petroleum Corp.                 150,000       3,216

                                                        19,244

Oil-Integrated Companies (1.5%):

Chevron Corp.                               75,000       6,384

Paint, Varnishes, Enamels (1.3%):

Sherwin-Williams Co.                       225,000       5,597

Restaurants (3.1%):

Brinker International, Inc. (b)            225,000       7,172
Wendy's International, Inc.                254,000       5,683

                                                        12,855

Retail (3.3%):

K-Mart Corp. (b)                           450,000       3,656
Target Corp.                               150,000       9,985

                                                        13,641

Retail -- Department Stores (0.9%):

Federated Department Stores (b)            110,000       3,740

Retail -- Specialty Stores (1.5%):

Lowe's Cos., Inc.                          125,000       6,188

Software & Computer Services (1.7%):

Fiserv, Inc. (b)                           150,000       6,891

Staffing (1.1%):

Interim Services, Inc. (b)                 270,000       4,624

Telecommunications (2.5%):

Qualcomm, Inc. (b)                          60,000       6,506
Telephone & Data Systems, Inc.              40,000       4,080

                                                        10,586

Tools & Hardware Manufacturing (1.3%):

Black & Decker Corp.                       125,000       5,258

Transportation (1.3%):

FedEx Corp. (b)                            145,000       5,465

Utilities -- Electric (3.1%):

Duke Energy Corp.                          105,000       6,038
PECO Energy Co.                            160,000       6,670

                                                        12,708

Utilities -- Telecommunications (2.5%):

SBC Communications, Inc.                   130,000       5,696
WorldCom, Inc. (b)                         105,000       4,771

                                                        10,467

Total Common Stocks (Cost $304,797)                    408,682

Total Investments (Cost $309,889) (a) -- 99.6%         413,774

Other assets in excess of liabilities -- 0.4%            1,513

TOTAL NET ASSETS -- 100.0%                            $415,287

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $135,777
    Unrealized depreciation                            (31,892)

    Net unrealized appreciation                       $103,885

(b) Non-income producing securities.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Diversified Stock Fund                          April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (3.2%)

Household Finance, 6.10%, 5/1/00          $ 36,728  $   36,728

Total Commercial Paper (Cost $36,728)                   36,728

Common Stocks (96.8%)

Aerospace/Defense (1.2%):

Raytheon Co., Class B                      611,600      13,570

Aluminum (0.8%):

Alcoa, Inc. (c)                            150,000       9,731

Banks (1.9%):

Mellon Financial Corp.                     400,000      12,850
SunTrust Banks, Inc. (c)                   175,000       8,881

                                                        21,731

Biotechnology (2.0%):

Chiron Corp. (b) (c)                       425,000      19,231
Genentech, Inc. (b)                         35,000       4,095

                                                        23,326

Chemicals -- General (1.0%):

Dow Chemical Co. (c)                       100,000      11,300

Computers & Peripherals (7.2%):

Cisco Systems, Inc. (b)                    100,000       6,933
Electronic Data Systems Corp. (c)           54,500       3,747
Hewlett-Packard Co. (c)                     50,000       6,750
International Business Machines Corp.      475,400      53,066
Seagate Technology, Inc. (b)               250,000      12,703

                                                        83,199

Containers (1.4%):

Newell Rubbermaid, Inc. (c)                640,000      16,120

Cosmetics & Related (3.0%):

Avon Products, Inc.                        590,000      24,485
Gillette Co.                               285,000      10,545

                                                        35,030

Electronic & Electrical -- General (0.9%):

Thermo Electron Corp. (b)                  525,000      10,172

Entertainment (0.9%):

Walt Disney Co. (c)                        250,000      10,828

Financial Services (4.3%):

Citigroup, Inc.                            302,500      17,980
Franklin Resources, Inc. (c)               235,000       7,579
Goldman Sachs Group, Inc. (c)               38,918       3,629
MBNA Corp.                                 780,000      20,718

                                                        49,906

Food Processing & Packaging (2.0%):

Quaker Oats Co. (c)                        212,300      13,839
Sara Lee Corp.                             622,000       9,330

                                                        23,169

Forest Products --
   Lumber & Paper (1.2%):

Bowater, Inc.                              251,800      13,849

Health Care (1.7%):

Columbia HCA Healthcare Corp.              300,000       8,531
Tenet Healthcare Corp. (c)                 424,800      10,833

                                                        19,364

Heavy Machinery (3.8%):

Caterpillar, Inc.                          405,000      15,972
Deere & Co.                                317,900      12,835
Ingersoll-Rand Co.                         326,000      15,302

                                                        44,109

Insurance (1.1%):

Progressive Corp. (c)                      200,400      13,114

Insurance -- Life (2.3%):

American General Corp.                     175,000       9,800
MetLife, Inc. (b) (c)                      995,000      16,480

                                                        26,280

Insurance -- Multi-Line (2.2%):

American International Group, Inc.         176,296      19,338
Lincoln National Corp.                     170,000       5,918

                                                        25,256

Manufacturing -- Miscellaneous (1.4%):

Eaton Corp.                                190,000      15,960

Media (2.2%):

News Corp. Ltd. ADR (c)                    491,900      25,302

Medical Supplies (1.8%):

Biomet, Inc.                               340,967      12,168
Guidant Corp. (b)                          160,000       9,180

                                                        21,348

Metals (0.6%):

Reynolds Metal Co.                          98,600       6,557

Metals -- Fabrication (0.9%):

Kennametal, Inc.                           362,000      10,408

Oil & Gas Exploration,
   Production & Services (2.7%):

Noble Affiliates, Inc. (c)                 446,500      16,102
Transocean Sedco Forex, Inc.               314,982      14,804

                                                        30,906

Oil-Integrated Companies (5.6%):

Texaco, Inc.                               662,000      32,768
Unocal Corp.                               450,000      14,541
USX -- Marathon Group, Inc.                780,000      18,184

                                                        65,493

Oilfield Services & Equipment (2.4%):

Halliburton Co.                            150,600       6,655
Schlumberger Ltd. (c)                      284,000      21,743

                                                        28,398

Paper Products (2.2%):

International Paper Co.                    697,800      25,644

Pharmaceuticals (10.5%):

Abbott Laboratories                        600,000      23,063
American Home Products Corp.               551,000      30,959
Bristol-Myers Squibb Co.                   225,000      11,798
Cardinal Health, Inc.                      200,000      11,013

                                            See notes to financial statements.

Diversified Stock Fund                          April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

McKesson HBOC, Inc. (c)                    650,000  $   10,969
Smithkline Beecham PLC ADR                 495,000      34,032

                                                       121,834

Publishing (0.9%):

Dow Jones & Co., Inc. (c)                  170,000      11,029

Radio & Television (2.9%):

AT&T Corp. -- Liberty Media,
   Class A (b) (c)                         174,698       8,724
Charter Communications, Inc. (b)           746,100      10,958
Comcast Corp., Special Class A Shares      350,000      14,022

                                                        33,704

Semiconductors (4.9%):

Intel Corp.                                270,000      34,239
LSI Logic Corp. (b) (c)                    360,600      22,538

                                                        56,777

Software & Computer Services (8.0%):

America Online, Inc. (b) (c)               525,000      31,402
Compuware Corp. (b)                        769,000       9,661
Microsoft Corp. (b)                        500,000      34,874
Parametric Technology Corp. (b)            900,000       7,341
SunGard Data Systems, Inc. (b)             275,000       9,505

                                                        92,783

Telecommunications -- Equipment (6.7%):

General Motors, Class H (c)                159,300      15,343
Motorola, Inc.                             400,000      47,625
Tellabs, Inc. (b)                          275,000      15,073

                                                        78,041

Utilities -- Natural Gas (0.3%):

Enron Corp.                                 56,400       3,930

Utilities -- Telecommunications (2.6%):

AT&T Corp. (c)                             287,151      13,406
CenturyTel, Inc.                           448,400      10,986
WorldCom, Inc. (b)                         124,206       5,644

                                                        30,036

Wholesale Distribution (1.2%):

W.W. Grainger, Inc.                        329,300      14,283

Wireless Communications (0.2%):

Nextel Partners, Inc., Class A (b)         106,230       2,330

Total Common Stocks (Cost $1,064,701)                1,124,817

Securities Purchased With
   Cash Collateral (12.4%)

Commercial Paper (0.5%):

Windmill Funding, 6.12%, 5/17/00          $  5,547       5,547

Investment Companies (0.1%):

AIM Short Term Prime

   Money Market Fund                       438,449         439
AIM Liquid Assets Money Market Fund        584,190         584

                                                         1,023

Time Deposits (0.4%):

Fifth Third Bank, 6.06%, 5/1/00              1,678       1,679
Firstar Bank, 6.00%, 5/1/00                  2,797       2,797

                                                         4,476

Repurchase Agreements (11.4%):

Lehman Corp., 6.11%, 5/1/00

   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              20,000      20,000

Prudential Corp., 6.19%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              20,000      20,000

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              15,000      15,000

First Union, 6.22%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              20,000      20,000

Deutsche Bank, 6.16%, 5/1/00
   (Collateralized by $20,600
   Yosemite Security Trust,
   8.25%, 11/15/04
   Market value - $20,627)                  20,000      20,000

Salomon Corp., 6.14%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              20,000      20,000

Merrill Lynch, 6.19%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              18,200      18,200

                                                       133,200

Total Securities Purchased

With Cash Collateral (Cost $144,246)                   144,246

Total Investments (Cost $1,245,675) (a) -- 112.4%    1,305,791

Liabilities in excess of other assets -- (12.4%)      (143,959)

TOTAL NET ASSETS -- 100.0%                          $1,161,832

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $ 176,226
    Unrealized depreciation                           (116,110)

    Net unrealized appreciation                      $  60,116

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 2000.

ADR -- American Depository Receipts

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (5.5%)

Household Finance, 6.10%, 5/1/00          $ 51,155  $   51,155

Total Commercial Paper (Cost $51,155)                   51,155

Common Stocks (94.0%)

Advertising (0.2%):

Interpublic Group of Cos., Inc.             19,729         809
Omnicom (d)                                 12,474       1,136
Young & Rubicam, Inc. (d)                    4,893         272

                                                         2,217

Aerospace/Defense (1.1%):

B.F. Goodrich Co. (d)                        7,743         247
Boeing Co.                                  61,068       2,424
General Dynamics Corp.                      14,128         826
Honeywell International, Inc.               55,648       3,116
Lockheed Martin Corp. (d)                   27,834         692
Northrop Grumman Corp. (d)                   4,885         346
Raytheon Co., Class B                       23,790         528
United Technologies Corp.                   33,391       2,077

                                                        10,256

Airlines (0.2%):

AMR Corp. (b)                               10,410         355
Delta Air Lines, Inc.                        9,075         479
Southwest Airlines Co.                      35,460         768
U.S. Airways Group, Inc. (b) (d)             5,023         140

                                                         1,742

Aluminum (0.3%):

Alcan Aluminum Ltd.                         15,405         505
Alcoa, Inc. (d)                             25,869       1,677
Reynolds Metal Co.                           4,445         296

                                                         2,478

Apparel (0.1%):

Liz Claiborne, Inc.                          4,156         192
Russell Corp.                                2,324          46
VF Corp.                                     8,303         235

                                                           473

Apparel -- Footwear (0.1%):

Nike, Inc., Class B                         19,402         843
Reebok International Ltd. (b)                3,955          67

                                                           910

Automobiles (1.0%):

Ford Motor Co.                              84,910       4,643
General Motors Corp. (d)                    45,004       4,213
Navistar International Corp. (b)             4,443         156
PACCAR, Inc. (d)                             5,506         262

                                                         9,274

Automotive Parts (0.2%):

Dana Corp. (d)                              11,564         351
Delphi Automotive Systems                   39,717         760
Genuine Parts Co. (d)                       12,499         328
TRW, Inc.                                    8,548         500

                                                         1,939

Banks (4.4%):

AmSouth Bankcorp                            27,492         400
Bank of America Corp. (d)                  120,009       5,880
Bank of New York Co., Inc. (d)              51,766       2,126
Bank One Corp. (d)                          80,622       2,459
BB & T Corp. (d)                            24,423         650
Chase Manhattan Corp.                       57,979       4,178
Comerica, Inc.                              10,994         466
Fifth Third Bancorp (d)                     21,701       1,370
First Union Corp.                           69,435       2,213
Firstar Corp.                               68,904       1,714
FleetBoston Financial Corp.                 64,361       2,281
Huntington Bancshares, Inc.                 16,090         294
J.P. Morgan & Co., Inc.                     12,171       1,562
KeyCorp                                     31,444         582
Mellon Financial Corp.                      35,756       1,149
National City Corp.                         43,342         737
Northern Trust Corp.                        15,648       1,003
Old Kent Financial Corp. (d)                 9,319         281
PNC Bank Corp.                              20,667         902
Regions Financial Corp. (d)                 15,370         314
SouthTrust Corp.                            11,796         282
State Street Corp.                          11,246       1,089
Summit Bancorp                              12,285         312
SunTrust Banks, Inc.                        22,492       1,141
Synovus Financial Corp.                     19,669         365
U.S. Bancorp                                52,961       1,076
Union Planters Corp. (d)                     9,914         281
Wachovia Corp. (d)                          14,252         893
Wells Fargo Co.                            116,051       4,765

                                                        40,765

Beverages (1.8%):

Anheuser-Busch Cos., Inc.                   32,708       2,308
Brown-Forman Corp., Class B                  4,816         263
Coca Cola Enterprises, Inc. (d)             29,909         637
Coca-Cola Co.                              173,631       8,172
Coors (Adolph) Co. (d)                       2,591         132
Pepsico, Inc.                              102,330       3,754
Seagram Co. Ltd.                            30,474       1,646

                                                        16,912

Bio-Technology (0.4%):

Amgen, Inc. (b)                             71,809       4,021

Brokerage Services (1.2%):

Merrill Lynch & Co., Inc. (d)               26,057       2,656
Morgan Stanley, Dean Witter & Co. (d)       80,073       6,146
Schwab (Charles) Corp. (d)                  57,641       2,565

                                                        11,367

                                            See notes to financial statements.

Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Building Materials (0.2%):

Armstrong World Industries, Inc. (d)         2,816  $       55
Centex Corp.                                 4,175         101
Kaufman & Broad Home Corp.                   3,352          65
Masco Corp.                                 31,423         705
Owens Corning                                3,853          70
Pulte Corp.                                  3,040          65
Vulcan Materials Co. (d)                     7,033         308

                                                         1,369

Chemicals -- General (0.9%):

Air Products & Chemicals, Inc.              16,119         501
Ashland, Inc.                                4,993         170
Dow Chemical Co. (d)                        15,416       1,742
E.I. Du Pont de Nemours (d)                 73,426       3,483
Eastman Chemical Co.                         5,499         288
Englehard Corp.                              8,846         155
Great Lakes Chemical Corp. (d)               4,043         109
Hercules, Inc. (d)                           7,474         116
Praxair, Inc. (d)                           11,174         497
Rohm & Haas Co.                             15,387         548
Sigma-Aldrich Corp.                          7,092         208
Union Carbide Corp.                          9,410         555
W.R. Grace & Co. (b)                         5,046          66

                                                         8,438

Commercial Services (0.2%):

Cendant Corp. (b)                           49,629         766
Ecolab, Inc. (d)                             9,109         356
Paychex, Inc.                               17,373         914
Quintiles Transnational Corp. (b) (d)        8,081         116

                                                         2,152

Computers & Peripherals (9.9%):

3Com Corp. (b)                              24,065         949
Adaptec, Inc. (b)                            7,307         197
Apple Computer, Inc. (b) (d)                11,364       1,410
Cabletron Systems, Inc. (b)                 12,812         293
Ceridian Corp. (b)                          10,168         221
Cisco Systems, Inc. (b)                    481,000      33,347
Compaq Computer Corp.                      119,082       3,483
Computer Sciences Corp. (b)                 11,763         959
Dell Computer Corp. (b)                    180,322       9,039
Electronic Data Systems                     33,094       2,275
Gateway, Inc. (b)                           22,251       1,229
Hewlett-Packard Co.                         70,648       9,537
International Business Machines Corp.      126,717      14,145
Lexmark International Group, Inc. (b)        8,979       1,060
NCR Corp. (b)                                6,788         262
Network Appliance, Inc. (b)                 21,410       1,583
Seagate Technology, Inc. (b)                15,173         771
Silicon Graphics, Inc. (b) (d)              12,948          93
Sun Microsystems, Inc. (b)                 110,963      10,202
Unisys Corp. (b)                            21,834         506

                                                        91,561

Construction (0.0%):

Fluor Corp.                                  5,345         179

Consumer Products (1.0%):

American Greetings Corp., Class A (d)        4,536          82
Clorox Co.                                  16,626         611
Colgate-Palmolive Co. (d)                   40,953       2,339
Fortune Brands, Inc. (d)                    11,534         288
Jostens, Inc.                                2,345          58
Newell Rubbermaid, Inc. (d)                 19,826         499
Procter & Gamble Co. (d)                    92,490       5,515
Tupperware Corp.                             4,053          77

                                                         9,469

Containers (0.1%):

Ball Corp.                                   2,128          67
Bemis, Inc.                                  3,677         135
Crown Cork & Seal, Inc.                      9,094         148
Owens-Illinois, Inc. (b)                    10,553         142
Pactiv Corp.                                12,046          99
Sealed Air Corp. (b) (d)                     5,871         327

                                                           918

Cosmetics & Related (0.4%):

Alberto Culver Co.                           3,918          93
Avon Products, Inc. (d)                     17,033         707
Gillette Co.                                75,404       2,790
International Flavor & Fragrance, Inc.       7,389         254

                                                         3,844

Distribution/Wholesale (0.2%):

Costco Wholesale Corp. (b) (d)              31,255       1,690

Electrical Equipment (0.2%):

Emerson Electric Co.                        30,303       1,663
W.W. Grainger, Inc.                          6,564         285

                                                         1,948

Electronic & Electrical -- General (5.0%):

General Electric Co.                       230,642      36,268
Tandy Corp.                                 13,589         775
Texas Instruments, Inc. (d)                 57,151       9,308

                                                        46,351

Electronic Components/
   Instruments (0.1%):

Teradyne, Inc. (b)                          12,021       1,323

Electronics (0.7%):

Analog Devices (b) (d)                      24,588       1,889
Johnson Controls, Inc.                       6,006         380
Millipore Corp.                              3,182         228
PE Corp. -- PE Biosystems Group             14,491         869
PerkinElmer, Inc.                            3,358         184
Solectron Corp. (b) (d)                     41,662       1,951
Tektronix, Inc.                              3,322         192
Thermo Electron Corp. (b)                   11,123         216
Thomas & Betts Corp.                         4,064         125

                                                         6,034

Entertainment (0.7%):

Brunswick Corp.                              6,455         124
The Walt Disney Co. (d)                    145,509       6,302

                                                         6,426

                                            See notes to financial statements.

Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Environmental Control (0.1%):

Allied Waste Industries, Inc. (b)           13,275  $       81
Waste Management, Inc.                      43,558         692

                                                           773

Financial & Insurance (0.0%):

MBIA, Inc. (d)                               7,000         346

Financial Services (3.7%):

American Express Co.                        31,470       4,722
Associates First Capital Corp. (d)          51,193       1,136
Bear Stearns Companies, Inc.                 7,972         342
Capital One Financial Corp.                 13,861         606
Citigroup, Inc.                            237,016      14,088
Countrywide Credit Industries, Inc.          7,967         220
Deluxe Corp.                                 5,160         130
Equifax, Inc.                                9,942         243
Fannie Mae                                  72,054       4,346
Franklin Resources, Inc. (d)                17,479         564
Freddie Mac                                 48,869       2,245
Household International, Inc.               33,049       1,380
Lehman Brothers Holding, Inc. (d)            8,437         692
MBNA Corp.                                  56,362       1,497
Paine Webber Group, Inc.                    10,032         440
Price (T. Rowe) Associates (d)               8,411         321
Providian Financial Corp.                    9,980         879
SLM Holding Corp.                           11,183         350

                                                        34,201

Food Distributors (0.5%):

Albertsons, Inc. (d)                        29,780         970
Great Atlantic & Pacific Tea, Inc.           2,697          49
Kroger Co. (b) (d)                          58,651       1,089
Safeway, Inc. (b)                           35,767       1,578
SUPERVALU, Inc.                              9,814         203
Sysco Corp.                                 23,198         873
Winn-Dixie Stores, Inc. (d)                 10,275         170

                                                         4,932

Food Processing & Packaging (1.1%):

Archer Daniels Midland Co. (d)              42,682         424
Bestfoods                                   19,608         986
Campbell Soup Co. (d)                       29,976         779
ConAgra, Inc.                               34,617         653
General Mills, Inc.                         21,168         770
H.J. Heinz Co. (d)                          24,932         848
Hershey Foods Corp. (d)                      9,727         441
Kellogg Co.                                 28,498         696
Nabisco Group Holdings Corp.                22,927         295
Quaker Oats Co. (d)                          9,405         613
Ralston-Ralston Purina Group                21,217         375
Sara Lee Corp.                              63,878         958
Unilever NV                                 40,180       1,832
Wm. Wrigley Jr. Co. (d)                      8,138         589

                                                        10,259

Forest Products --
   Lumber & Paper (0.7%):

Boise Cascade Corp.                          4,018         131
Champion International Corp. (d)             6,762         445
Fort James Corp.                            15,210         364
Georgia Pacific Corp.                       12,020         442
International Paper Co.                     29,108       1,070
Kimberly-Clark Corp.                        39,056       2,267
Louisiana Pacific Corp.                      7,483         100
Mead Corp.                                   7,216         251
Potlatch Corp.                               2,035          80
Temple-Inland, Inc.                          3,926         197
Westvaco Corp. (d)                           7,050         218
Weyerhauser Co.                             16,509         882
Willamette Industries, Inc.                  7,842         299

                                                         6,746

Health Care (0.7%):

Columbia/HCA Healthcare Corp.               39,596       1,126
Humana, Inc. (b)                            11,776          91
Mallinckrodt, Inc.                           4,820         130
Manor Care, Inc. (b)                         7,244          86
McKesson HBOC, Inc.                         19,806         334
Medtronic, Inc.                             83,961       4,360
Wellpoint Health Networks (b)                4,474         330

                                                         6,457

Heavy Machinery (0.2%):

Caterpillar Tractor, Inc.                   24,994         986
Deere & Co.                                 16,449         664
Ingersoll Rand Co.                          11,499         540
McDermott International, Inc.                4,186          34

                                                         2,224

Hotels & Motels (0.1%):

Hilton Hotels Corp.                         25,926         220
Marriott International, Inc., Class A       17,489         560

                                                           780

Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):

Leggett & Platt, Inc. (d)                   13,798         295
Maytag Corp.                                 5,935         204
Whirlpool Corp. (d)                          5,232         341

                                                           840

Insurance -- Multi-Line (2.5%):

Aetna, Inc.                                 10,052         582
Aflac, Inc.                                 18,707         913
Allstate Corp. (d)                          56,616       1,338
American General Corp.                      17,371         973
American International Group               108,836      11,938
Aon Corp.                                   18,040         488
CIGNA Corp.                                 11,850         945
Cincinnati Financial Corp.                  11,537         465
Conseco, Inc.                               22,995         125
Hartford Financial Services Group, Inc.     15,579         813
Jefferson Pilot Corp.                        7,362         490
Lincoln National Corp.                      13,741         478
Loews Corp.                                  7,455         411
Marsh & McLennan Cos., Inc.                 18,755       1,849
MGIC Investment Corp.                        7,431         355
Progressive Corp. (d)                        5,140         336
Safeco Corp. (d)                             9,139         202

                                            See notes to financial statements.

Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Torchmark Corp.                              9,247  $      232
UnumProvident Corp. (d)                     16,873         287

                                                        23,220

Insurance -- Property, Casualty,
   Health (0.1%):

Chubb Corp. (d)                             12,368         787
St. Paul Cos., Inc.                         15,975         569

                                                         1,356

Internet Content (1.6%):

America Online, Inc. (b)                   160,400       9,593
Yahoo, Inc. (b) (d)                         37,010       4,821

                                                        14,414

Leisure -- Recreation, Gaming (0.2%):

Carnival Corp. (d)                          43,371       1,078
Harrah's Entertainment, Inc. (b)             9,040         186
Mirage Resorts, Inc. (b)                    13,581         277

                                                         1,541

Machine -- Diversified (0.2%):

Briggs & Stratton Corp.                      1,615          62
Cummins Engine Co., Inc. (d)                 2,910         103
Dover Corp.                                 14,314         728
NACCO Industries, Inc.                         573          26
Rockwell International Corp.                13,340         525

                                                         1,444

Manufacturing -- Capital Goods (0.2%):

Cooper Industries, Inc.                      6,619         227
Illinois Tool Works, Inc.                   21,122       1,353

                                                         1,580

Manufacturing -- Miscellaneous (1.6%):

Corning, Inc.                               19,881       3,926
Crane Co.                                    4,632         124
Danaher Corp.                               10,006         572
Eaton Corp.                                  5,174         435
FMC Corp. (b)                                2,150         125
ITT Industries, Inc.                         6,180         195
Minnesota Mining & Manufacturing Co.        28,048       2,426
National Service Industries, Inc.            2,861          62
Pall Corp. (d)                               8,717         194
Parker-Hannifin Corp.                        7,879         366
PPG Industries, Inc.                        12,217         664
Textron, Inc.                               10,456         648
Tyco International Ltd.                    118,876       5,462

                                                        15,199

Media (1.5%):

Media One Group, Inc. (b) (d)               43,020       3,253
Time Warner, Inc. (d)                       90,438       8,134
Viacom, Inc., Class B (b) (d)               48,996       2,664

                                                        14,051

Medical Services (0.2%):

Healthsouth Corp. (b)                       27,152         219
Tenet Healthcare Corp. (b)                  21,928         559
Unitedhealth Group, Inc.                    11,933         796

                                                         1,574

Medical Supplies (0.5%):

Bausch & Lomb, Inc.                          4,057         245
Baxter International, Inc.                  20,451       1,331
Becton Dickinson & Co.                      17,685         453
Biomet, Inc.                                 7,934         283
Boston Scientific Corp. (b) (d)             29,152         773
C.R. Bard, Inc.                              3,598         157
Guidant Corp.                               21,606       1,240
St. Jude Medical, Inc.                       5,916         185

                                                         4,667

Medical -- Information Systems (0.0%):

IMS Health, Inc.                            21,646         369

Metals -- Fabrication (0.0%):

Timken Co.                                   4,353          80
Worthington Industries, Inc.                 6,273          78

                                                           158

Mining (0.1%):

Barrick Gold Corp.                          27,716         466
Homestake Mining Co.                        18,296         110
Newmont Mining Corp.                        11,782         276

                                                           852

Motorcycle (0.1%):

Harley-Davidson, Inc. (d)                   21,274         847

Newspapers (0.4%):

Dow Jones & Co., Inc. (d)                    6,314         410
Gannett Co., Inc.                           19,597       1,253
Knight-Ridder, Inc. (d)                      5,900         289
New York Times Co., Class A (d)             12,039         496
Times Mirror Co., Class A                    4,217         411
Tribune Co.                                 16,705         649

                                                         3,508

Office Equipment & Supplies
   (Non-Computer Related) (0.4%):

Avery Dennison Corp.                         7,921         520
IKON Office Solutions, Inc.                 10,538          62
Office Depot, Inc. (b) (d)                  23,140         244
Pitney Bowes, Inc.                          18,647         762
Staples, Inc. (b)                           33,026         630
Xerox Corp. (d)                             46,695       1,234

                                                         3,452

Oil & Gas Exploration,
   Production & Services (1.1%):

Amerada Hess Corp. (d)                       6,376         406
Anadarko Petroleum Corp. (d)                 8,964         389
Apache Corp. (d)                             8,020         388
Burlington Resource, Inc.                   15,289         601
Coastal Corp.                               15,019         754
Columbia Energy Group                        5,713         358
Enron Corp.                                 50,305       3,507
Kerr-McGee Corp. (d)                         6,712         347
Occidental Petroleum Corp.                  25,839         554
Oneok, Inc.                                  2,171          55
Rowan Cos., Inc. (b)                         6,491         181
Tosco Corp. (d)                             10,118         324

                                            See notes to financial statements.

Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Transocean Sedco Forex, Inc.                22,096  $    1,039
Union Pacific Resources Group, Inc. (d)     17,718         340
Williams Cos., Inc.                         30,560       1,140

                                                        10,383

Oil-Integrated Companies (4.0%):

Chevron Corp.                               46,133       3,927
Conoco, Inc., Class B                       44,023       1,095
Exxon Mobil Corp.                          242,773      18,861
Phillips Petroleum Co. (d)                  17,805         845
Royal Dutch Petroleum Co.                  150,736       8,648
Sunoco, Inc.                                 6,343         192
Texaco, Inc.                                38,878       1,924
Unocal Corp.                                17,041         551
USX-Marathon Group, Inc.                    21,842         509

                                                        36,552

Oilfield Services & Equipment (0.5%):

Baker Hughes, Inc.                          23,142         736
Halliburton Co.                             31,054       1,372
Schlumberger Ltd.                           38,652       2,960

                                                         5,068

Paint, Varnishes, Enamels (0.0%):

Sherwin-Williams Co.                        11,660         290

Pharmaceuticals (7.8%):

Abbott Laboratories                        108,067       4,154
Allergan, Inc.                               9,243         544
Alza Corp., Class A (b) (d)                  7,179         316
American Home Products Corp.                91,788       5,157
Biogen, Inc. (b)                            10,561         621
Bristol-Myers Squibb Co.                   139,446       7,312
Cardinal Health, Inc.                       19,774       1,089
Eli Lilly & Co. (d)                         76,660       5,927
Johnson & Johnson, Inc.                     97,813       8,070
Merck & Co., Inc.                          164,312      11,420
Pfizer, Inc.                               272,136      11,463
Pharmacia Corp.                             87,985       4,394
Schering-Plough Corp.                      103,271       4,163
Warner-Lambert Co.                          60,361       6,870
Watson Pharmaceuticals, Inc. (b) (d)         6,747         303

                                                        71,803

Photography (0.1%):

Eastman Kodak Co.                           22,186       1,241
Polaroid Corp. (d)                           3,130          63

                                                         1,304

Pipelines (0.1%):

El Paso Energy Corp.                        16,050         682

Primary Metal & Mineral
   Production (0.1%):

Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                  11,492         111
Inco Ltd. (b)                               13,494         211
Phelps Dodge Corp.                           5,692         263
Placer Dome, Inc.                           22,889         186

                                                           771

Publishing (0.1%):

Dun & Bradstreet                            11,309         341
McGraw-Hill Cos., Inc.                      13,785         723
Meredith Corp.                               3,616         101
R.R. Donnelley & Sons Co.                    8,888         189

                                                         1,354

Radio & Television (0.8%):

CBS Corp. (b)                               53,594       3,149
Clear Channel Communications,
   Inc. (b) (d)                             23,795       1,713
Comcast Corp., Class A Special Shares       65,134       2,609

                                                         7,471

Railroads (0.3%):

Burlington Northern Santa Fe                32,122         776
CSX Corp.                                   15,348         321
Kansas City Southern
   Industries, Inc. (d)                      7,769         558
Norfolk Southern Corp. (d)                  26,853         473
Union Pacific Corp.                         17,473         736

                                                         2,864

Restaurants (0.5%):

Darden Restaurants, Inc.                     9,008         166
McDonald's Corp.                            95,183       3,629
Tricon Global Restaurants (b) (d)           10,615         362
Wendy's International, Inc.                  8,405         188

                                                         4,345

Retail (2.3%):

Bed Bath & Beyond, Inc. (b) (d)              9,865         362
Best Buy Co., Inc. (b)                      14,369       1,160
Dollar General Corp.                        18,581         425
K-Mart Corp. (b) (d)                        34,227         278
Target Corp.                                30,802       2,050
Wal-Mart Stores, Inc.                      313,082      17,338

                                                        21,613

Retail -- Department Stores (0.4%):

Consolidated Stores Corp. (b) (d)            7,791          97
Dillard's, Inc., Class A                     7,374         103
Federated Department Stores,
   Inc. (b) (d)                             14,760         502
Harcourt General, Inc.                       5,003         187
J.C. Penney Co., Inc.                       18,308         253
Kohls Corp. (b) (d)                         22,920       1,100
May Department Stores Co. (d)               23,374         643
Nordstrom, Inc.                              9,462         263
Sears, Roebuck & Co.                        26,569         973

                                                         4,121

Retail -- Drug Stores (0.4%):

CVS Corp. (d)                               27,548       1,198
Longs Drug Stores Corp.                      2,766          64
Rite Aid Corp.                              18,202          91
Walgreen Co. (d)                            70,735       1,990

                                                         3,343

                                            See notes to financial statements.

Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Retail -- Specialty Stores (1.6%):

AutoZone, Inc. (b) (d)                       9,714  $      223
Circuit City Stores, Inc.                   14,295         841
Home Depot, Inc. (d)                       161,848       9,075
Limited, Inc. (d)                           15,101         682
Lowe's Cos.                                 26,876       1,330
The Gap, Inc.                               59,815       2,198
TJX Cos., Inc.                              21,798         418
Toys "R" Us, Inc. (b)                       16,867         257

                                                        15,024

Rubber & Rubber Products (0.0%):

Cooper Tire & Rubber Co.                     5,332          72
Goodyear Tire & Rubber Co.                  10,990         304

                                                           376

Savings & Loans (0.2%):

Golden West Financial Corp.                 11,361         388
Washington Mutual, Inc. (d)                 40,582       1,037

                                                         1,425

Semiconductors (5.2%):

Advanced Micro Devices, Inc. (b) (d)        10,348         908
Altera Corp. (b)                            14,045       1,436
Applied Materials, Inc. (b) (d)             53,800       5,478
Conexant Systems, Inc. (b) (d)              15,095         904
Intel Corp.                                234,860      29,784
KLA-Tencor Corp. (b)                        12,907         966
Linear Technology Corp.                     21,625       1,235
LSI Logic Corp. (b) (d)                     20,910       1,307
Micron Technology, Inc. (b)                 18,996       2,645
Molex, Inc. (d)                             13,786         757
National Semiconductor Corp. (b)            12,057         732
Xilinx, Inc. (b)                            22,586       1,654

                                                        47,806

Software & Computer Services (7.0%):

Adobe Systems, Inc.                          8,333       1,008
Autodesk, Inc. (d)                           4,330         166
Automatic Data Processing, Inc. (d)         44,305       2,384
BMC Software, Inc. (b) (d)                  17,165         804
Citrix Systems, Inc. (b)                    12,599         769
Computer Associates International, Inc.     41,369       2,309
Compuware Corp. (b)                         25,340         318
EMC Corp. (b)                               71,527       9,938
First Data Corp.                            29,459       1,434
Microsoft Corp. (b)                        365,883      25,521
Novell, Inc. (b)                            22,958         451
Oracle Corp. (b) (d)                       198,343      15,855
Parametric Technology Corp. (b)             19,329         158
Peoplesoft, Inc. (b)                        18,872         263
Shared Medical Systems Corp. (d)             1,891          78
VERITAS Software Corp. (b)                  27,210       2,919

                                                        64,375

Steel (0.1%):

Allegheny Technologies, Inc.                 6,577         159
Bethlehem Steel Corp. (b)                    9,220          50
Nucor Corp.                                  6,131         263
USX-U.S. Steel Group, Inc.                   6,214         156

                                                           628

Tax Return Preparation (0.0%):

H&R Block, Inc. (d)                          6,913         289

Telecommunications (0.9%):

Global Crossing Ltd. (b) (d)                54,796       1,726
Nextel Communications (b) (d)               25,618       2,804
Sprint Corp. (PCS Group) (b)                60,588       3,332

                                                         7,862

Telecommunications -- Equipment (4.5%):

ADC Telecommunications, Inc. (b) (d)        21,113       1,283
Andrew Corp. (b)                             5,662         167
Comverse Technology, Inc. (b) (d)           10,734         957
Lucent Technologies, Inc. (d)              224,068      13,934
Motorola, Inc.                              49,851       5,935
Nortel Networks Corp.                      101,418      11,486
Qualcomm, Inc. (b) (d)                      51,876       5,625
Scientific-Atlanta, Inc.                    11,116         723
Tellabs, Inc. (b)                           28,279       1,550

                                                        41,660

Textile Manufacturing (0.0%):

Springs Industries, Inc., Class A            1,258          52

Tobacco & Tobacco Products (0.4%):

Philip Morris Cos., Inc.                   166,331       3,639
UST, Inc.                                   12,027         180

                                                         3,819

Tools & Hardware Manufacturing (0.1%):

Black & Decker Corp. (d)                     6,106         257
Milacron, Inc.                               2,602          47
Snap-on, Inc. (d)                            4,113         109
Stanley Works                                6,286         185

                                                           598

Toys (0.1%):

Hasbro, Inc.                                12,631         201
Mattel, Inc.                                29,579         363

                                                           564

Transportation Leasing & Trucking (0.0%):

Ryder Systems, Inc.                          4,181          93

Transportation Services (0.1%):

Fedex Corp. (b) (d)                         20,383         768

Travel Services (0.0%):

Sabre Holdings Corp. (d)                     9,008         315

Utilities -- Electric (1.7%):

Ameren Corp. (d)                             9,646         354
American Electric Power Co. (d)             13,645         500
Carolina Power & Light Co.                  11,219         410
Central & South West Corp.                  14,948         324
CINergy Corp. (d)                           11,171         299
CMS Energy Corp. (d)                         8,140         155
Consolidated Edison Co. of
   New York, Inc. (d)                       15,537         547

                                            See notes to financial statements.

Stock Index Fund                                April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Constellation Energy Group, Inc.            10,513   $     348
Detroit Edison Co.                          10,196         333
Dominion Resources, Inc. (d)                21,335         960
Duke Energy Corp.                           25,706       1,479
Edison International                        24,407         465
Entergy Corp. (d)                           17,352         441
FirstEnergy Corp.                           16,381         417
Florida Progress Corp.                       6,903         338
FPL Group, Inc.                             12,600         569
GPU, Inc.                                    8,676         243
New Century Engergies, Inc.                  8,123         265
Niagara Mohawk Holdings, Inc. (b)           11,875         165
Northern States Power Co.                   10,882         237
Peco Energy Co.                             13,060         544
PG&E Corp. (d)                              26,992         700
Pinnacle West Capital Corp.                  5,957         209
PPL Corp.                                   10,101         241
Public Service Enterprise Group             15,366         551
Reliant Energy, Inc. (d)                    20,785         553
Southern Co. (d)                            47,316       1,180
Texas Utilities Co.                         19,430         655
The AES Corp. (b) (d)                       14,508       1,305
Unicom Corp.                                15,291         608

                                                        15,395

Utilities -- Gas (0.1%):

Eastern Enterprises                          1,899         116
NICOR, Inc.                                  3,307         112
Peoples Energy Corp. (d)                     2,498          78
Sempra Energy                               14,365         266

                                                           572

Utilities -- Telecommunications (6.0%):

Alltel Corp.                                22,068       1,470
AT&T Corp. (d)                             224,621      10,487
Bell Atlantic Corp.                        109,155       6,467
BellSouth Corp.                            132,320       6,442
CenturyTel, Inc.                             9,819         241
GTE Corp.                                   68,314       4,628
SBC Communications, Inc.                   239,808      10,508
Sprint Corp. (FON Group) (d)                61,259       3,767
U. S. West, Inc.                            35,521       2,529
WorldCom, Inc. (b)                         199,526       9,066

                                                        55,605

Total Common Stocks (Cost $540,849)                    869,036

U.S. Treasury Bills (0.5%)

5.65%, 6/15/00 (c)                        $  4,500       4,469

Total U.S. Treasury Bills (Cost $4,469)                  4,469

Securities Purchased With Cash Collateral (11.7%)

Commercial Paper (1.2%):

Windmill Funding, 6.12%, 5/17/00            11,068      11,068

Investment Companies (0.2%):

AIM Short Term Prime
   Money Market Fund                       874,769         875
AIM Liquid Assets Money Market Fund      1,165,542       1,166

                                                         2,041

Time Deposits (1.0%):

Fifth Third Bank, 6.06%, 5/1/00              3,348       3,348
Firstar Bank, 6.00%, 5/1/00                  5,581       5,581

                                                         8,929

Repurchase Agreements (9.3%):

Lehman Corp., 6.11%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              15,000      15,000

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              18,000      18,000

First Union, 6.22%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              20,000      20,000

Deutsche Bank, 6.16%, 5/1/00
   (Collateralized by $15,450
   KeyCorp, 7.50%, 6/15/06
   Market value -- $15,023)                 15,000      15,000

Salomon Corp., 6.14%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)              18,000      18,000

                                                        86,000

Total Securities Purchased
With Cash Collateral (Cost $108,038)                   108,038

Total Investments (Cost $704,511) (a) -- 111.7%      1,032,698

Liabilities in excess of other assets -- (11.7%)      (107,998)

TOTAL NET ASSETS -- 100.0%                           $ 924,700

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $366,074
    Unrealized depreciation                            (36,668)

    Net unrealized appreciation                       $329,406

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

                                         Number of      Market
                                         Contracts       Value

Futures Contracts

S&P 500 Index,
   face amount $56,451
   expiring June 15, 2000                   158        $57,670

Total Futures Contracts (Cost $56,451)                 $57,670

(d) All or a portion of the security was loaned as of April 30, 2000.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Growth Fund                                     April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (0.3%)

Household Finance, 6.10%, 5/1/00          $  1,124    $  1,124

Total Commercial Paper (Cost $1,124)                     1,124

Common Stocks (99.7%)

Aerospace/Defense (4.1%):

Boeing Co.                                 116,300       4,616
Honeywell International, Inc.              122,600       6,865
United Technologies Corp.                  107,800       6,704

                                                        18,185

Banks (2.5%):

Mellon Financial Corp.                     161,900       5,201
Wells Fargo Co.                            150,700       6,188

                                                        11,389

Beverages (1.6%):

Anheuser-Busch Cos., Inc.                   27,000       1,905
Coca-Cola Co. (c)                           22,400       1,054
Pepsico, Inc.                              118,300       4,341

                                                         7,300

Bio-Technology (0.4%):

Amgen, Inc. (b)                             30,900       1,730

Chemicals -- General (0.5%):

E.I. Du Pont de Nemours                     43,600       2,068

Computers & Peripherals (13.5%):

Cisco Systems, Inc. (b) (c)                306,200      21,227
Dell Computer Corp. (b) (c)                201,500      10,100
Hewlett-Packard Co. (c)                     50,300       6,791
International Business Machines Corp.      122,800      13,708
Sun Microsystems, Inc. (b)                  99,800       9,175

                                                        61,001

Consumer Products (1.7%):

Colgate-Palmolive Co. (c)                   94,900       5,421
Procter & Gamble Co. (c)                    37,700       2,248

                                                         7,669

Electrical Equipment (0.8%):

Emerson Electric Co.                        62,300       3,419

Electronic & Electrical -- General (4.8%):

General Electric Co.                       135,400      21,292

Financial Services (4.1%):

Citigroup, Inc.                            128,000       7,608
Fannie Mae                                  90,000       5,428
Goldman Sachs Group, Inc. (c)               30,800       2,872
MBNA Corp.                                  97,200       2,582

                                                        18,490

Food Processing & Packaging (2.2%):

Bestfoods                                   80,600       4,050
General Mills, Inc.                        160,000       5,820

                                                         9,870

Forest Products --
   Lumber & Paper (0.9%):

International Paper Co.                     67,200       2,470
Mead Corp.                                  48,000       1,671

                                                         4,141

Health Care (2.1%):

McKesson HBOC, Inc.                        107,900       1,821
Medtronic, Inc. (c)                        144,700       7,515

                                                         9,336

Insurance -- Multi-Line (2.4%):

American International Group                98,600      10,815

Internet Content (0.5%):

America Online, Inc. (b) (c)                35,400       2,117

Manufacturing -- Miscellaneous (0.7%):

Tyco International Ltd.                     70,000       3,216

Media (2.7%):

Time Warner, Inc. (c)                       73,400       6,602
Viacom, Inc., Class B (b) (c)               99,000       5,383

                                                        11,985

Newspapers (1.2%):

Gannett Co., Inc.                           81,000       5,174

Oil & Gas Exploration,
   Production & Services (1.6%):

Anadarko Petroleum Corp. (c)                57,900       2,515
Enron Corp.                                 48,000       3,345
Transocean Sedco Forex, Inc.                23,465       1,103

                                                         6,963

Oil-Integrated Companies (3.2%):

Chevron Corp.                               36,300       3,090
Conoco, Inc., Class A (c)                   61,300       1,460
Conoco, Inc., Class B                       61,500       1,530
Exxon Mobil Corp.                          105,000       8,157

                                                        14,237

Oilfield Services & Equipment (1.4%):

Schlumberger Ltd.                           79,300       6,071

Pharmaceuticals (12.4%):

Abbott Laboratories                         91,900       3,532
American Home Products Corp.                86,200       4,843
Bristol-Myers Squibb Co. (c)               110,500       5,794
Cardinal Health, Inc. (c)                   75,900       4,179
Eli Lilly & Co. (c)                         34,400       2,660
Johnson & Johnson, Inc.                     82,300       6,790
Merck & Co., Inc.                           99,000       6,881
Pfizer, Inc.                               351,100      14,790
Schering-Plough Corp.                      158,000       6,369

                                                        55,838

Retail (4.0%):

Target Corp.                               108,400       7,215
Wal-Mart Stores, Inc.                      193,000      10,688

                                                        17,903

                                            See notes to financial statements.

Growth Fund                                     April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Retail -- Drug Stores (0.7%):

Walgreen Co. (c)                           119,200    $  3,353

Retail -- Specialty Stores (2.5%):

AutoZone, Inc. (b)                          42,600         977
Home Depot, Inc. (c)                       185,100      10,377

                                                        11,354

Semiconductors (6.7%):

Altera Corp. (b) (c)                        36,700       3,753
Applied Materials, Inc. (b) (c)             33,700       3,431
Intel Corp.                                158,400      20,087
Xilinx, Inc. (b)                            37,800       2,769

                                                        30,040

Software & Computer Services (10.7%):

Automatic Data Processing, Inc.            144,500       7,776
Electronic Data Systems                    113,200       7,783
EMC Corp. (b)                               33,300       4,627
Microsoft Corp. (b)                        205,300      14,319
Oracle Corp. (b) (c)                       147,700      11,806
VERITAS Software Corp. (b) (c)              14,500       1,556

                                                        47,867

Telecommunications -- Equipment (4.1%):

Lucent Technologies, Inc.                   98,800       6,144
Motorola, Inc.                              82,200       9,787
Tellabs, Inc. (b)                           45,300       2,483

                                                        18,414

Utilities -- Telecommunications (5.7%):

AT&T Corp. (c)                              47,400       2,213
GTE Corp.                                   78,000       5,285
SBC Communications, Inc.                   237,300      10,396
WorldCom, Inc. (b)                         171,000       7,770

                                                        25,664

Total Common Stocks (Cost $284,046)                    446,901

Securities Purchased With Cash Collateral (8.5%)

Commercial Paper (2.3%):

Windmill Funding, 6.12%, 5/17/00          $ 10,050      10,050

Investment Companies (0.4%):

AIM Short Term Prime
   Money Market Fund                       794,336         794
AIM Liquid Assets Money
   Market Fund                           1,058,374       1,058

                                                         1,852

Time Deposits (1.8%):

Fifth Third Bank, 6.06%, 5/1/00              3,041       3,041
Firstar Bank, 6.00%, 5/1/00                  5,068       5,068

                                                         8,109

Repurchase Agreements (4.0%):

Lehman Corp., 6.11%, 5/1/00
   (Collateralized by $4,514
   Applied Materials, Inc.
   Market value - 4,514)                     4,000       4,000

Merrill Lynch, 6.19%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)               4,000       4,000

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)               5,000       5,000

First Union, 6.22%, 5/1/00
   (Collateralized by $5,150
   GMAC, 8.75%, 7/15/05
   market value - $5,029)                    5,000       5,000

                                                        18,000

Total Securities Purchased
With Cash Collateral (Cost $38,011)                     38,011

Total Investments (Cost $323,181) (a) -- 108.5%        486,036

Liabilities in excess of other assets -- (8.5%)        (38,114)

TOTAL NET ASSETS -- 100.0%                            $447,922

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $168,930
    Unrealized depreciation                             (6,075)

    Net unrealized appreciation                       $162,855

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 2000.

                                            See notes to financial statements.

                          Statements of Assets and Liabilities
The Victory Portfolios                          April 30, 2000

(Amounts in Thousands, Except Per Share Amounts)   (Unaudited)


                                                                                Established  Diversified  Stock
                                                          Value      Lakefront  Value        Stock        Index        Growth
                                                          Fund       Fund       Fund         Fund         Fund         Fund
ASSETS:
Investments, at value
   (Cost $420,140; $1,580; $309,889;
   $1,112,475; $618,511 & $305,181)                       $571,513   $1,743     $413,774     $1,172,591   $  946,698   $468,036
Repurchase agreements at amortized cost                     41,000       --           --        133,200       86,000     18,000
Cash                                                            --       --           --             59           --         --
Interest and dividends receivable                              542        3          138            997          707        275
Receivable from affiliates                                      30        5           --             --            3         20
Receivable for capital shares issued                           220       --           --            527           18         36
Receivable from brokers for investments sold                    --       --        1,782             --           --         --
Unamortized organization costs                                  --       11           --             --           --         --
Prepaid expenses and other assets                               91       11           25              9           31         31

         Total Assets                                      613,396    1,773      415,719      1,307,383    1,033,457    486,398

LIABILITIES:
Payable to Custodian                                            --       --           --             --            1         --
Payable for capital shares redeemed                             --       --           --            178            8         60
Payable for return of collateral received                   57,582       --           --        144,246      108,038     38,011
Payable for net variation margin on
   open futures contracts                                       --       --           --             --          286         --
Payable for organization cost                                   --       25           --             --           --         --
Accrued expenses and other payables:

     Investment advisory fees                                  346        1          128            627          380        277
     Administration fees                                        73       --            4             21           --         10
     Custodian fees                                              9       --           19             20           12          9
     Accounting fees                                            --       --            2              2           --         --
     Transfer agent fees                                        12        2           14            163           29         18
     Shareholder service fees -- Class A                       102       --           --            182           --         55
     Shareholder service and 12b-1 fees -- Class B              --       --           --             60           --         29
     12b-1 fees -- Class G                                       1       --          246             48            3          2
     Other                                                       2       --           19              4           --          5

         Total Liabilities                                  58,127       28          432        145,551      108,757     38,476

NET ASSETS:
Capital                                                    361,045    1,416      244,565        903,312      593,373    270,225
Undistributed (distributions in excess of)
   net investment income                                       (37)      --         (164)          (364)         575       (628)
Net unrealized appreciation/depreciation
   from investments and futures                            151,373      163      103,885         60,116      329,406    162,855
Accumulated undistributed net realized gains
   from investment transactions and futures                 42,888      166       67,001        198,768        1,346     15,470

         Net Assets                                       $555,269   $1,745     $415,287     $1,161,832   $  924,700   $447,922

Net Assets
     Class A                                              $553,351                    --     $  965,681   $  901,247   $442,655
     Class B                                                    --                    --         72,626           --         --
     Class G                                                 1,918              $415,287        123,525       23,453      5,267

         Total                                            $555,269              $415,287     $1,161,832   $  924,700   $447,922

Outstanding units of beneficial interest (shares)
     Class A                                                32,307                    --         57,300       37,340     17,530
     Class B                                                    --                    --          4,449           --         --
     Class G                                                   112                13,515          7,339          972        209

         Total                                              32,419      139       13,515         69,088       38,312     17,739

Net asset value
     Redemption price per share                                      $12.59

     Redemption price per share -- Class A                $  17.13                           $    16.85   $    24.14   $  25.25
     Offering and redemption price per share -- Class B                                      $    16.32
     Offering and redemption price per share -- Class G   $  17.13              $  30.73     $    16.83   $    24.13   $  25.22

Maximum sales charge                                          5.75%    5.75%         N/A           5.75%        5.75%      5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent)                      $13.36

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to
   nearest cent) -- Class A                               $  18.18                           $    17.88   $    25.61   $  26.79


                                            See notes to financial statements.

                                          Statements of Operations
The Victory Portfolios     For the Six Months Ended April 30, 2000

(Amounts in Thousands)                                 (Unaudited)


                                                                               Established  Diversified   Stock
                                                    Value           Lakefront  Value        Stock         Index         Growth
                                                    Fund            Fund       Fund         Fund          Fund          Fund
Investment Income:
Interest income                                     $    153        $  --      $    315     $    465      $ 2,331       $    64
Dividend income                                        4,725           14         2,453        6,481        4,802         2,014
Securities Lending                                        19           --            --          100           60            15
Foreign tax withholding                                   --           --            (2)          (2)          (6)           --

     Total Income                                      4,897           14         2,766        7,044        7,187         2,093

Expenses:
Investment advisory fees                               2,333            9         1,120        3,769        2,704         1,759
Administration fees                                      388            1           304          684          555           306
Shareholder service fees                                 713            1            --        1,112           --           416
Shareholder service fees and
   12b-1 fees -- Class B                                  --           --            --          369           --           122
12b-1 -- Class G                                           2           --         1,078          295           21             6
Accounting fees                                           49           18            40           74           81            45
Custodian fees                                            58            3            48          123          107            50
Legal and audit fees                                      26            1            35           58           41            20
Amortization of organization costs                        --            3            --           --           --            --
Trustees' fees and expenses                                6           --             4           12            9             4
Transfer agent fees                                       21            4            --          301           52            39
Registration and filing fees                              18            6            17           37           38            20
Printing fees                                              3           --            31           96           11             7
Other                                                     24            1            --           45           36            17

     Total Expenses                                    3,641           47         2,677        6,975        3,655         2,811

Expenses voluntarily reduced                             (25)          (4)         (293)        (123)        (976)          (33)

     Expenses Before Reimbursement
        from Distributor                               3,616           43         2,384        6,852        2,679         2,778
     Expenses Reimbursed by Distributor                 (113)         (30)           --           --          (12)          (57)

     Net Expenses                                      3,503           13         2,384        6,852        2,667         2,721

Net Investment Income (Loss)                           1,394            1           382          192        4,520          (628)

Realized/Unrealized Gains (Losses)
   from Investments and Futures:
Net realized gains (losses) from
   investment transactions and futures                42,913          168        67,003      199,916        3,918        15,573
Change in unrealized appreciation/depreciation
   from investments and futures                      (32,213)        (119)      (62,198)     (87,400)      50,476        15,791

Net realized/unrealized gains (losses)
   from investments and futures                       10,700           49         4,805      112,516       54,394        31,364

Change in net assets resulting from operations      $ 12,094        $  50      $  5,187     $112,708      $58,914       $30,736


                                            See notes to financial statements.

The Victory Portfolios     Statements of Changes in Net Assets

(Amounts in Thousands)                             (Unaudited)


                                               Value                    Lakefront                   Established Value
                                               Fund                       Fund                            Fund

                                       Six                        Six                     Six           Seven
                                       Months       Year          Months      Year        Months        Months        Year
                                       Ended        Ended         Ended       Ended       Ended         Ended         Ended
                                       April 30,    October 31,   April 30,   October 31, April 30,     October 31,   March 31,
                                       2000         1999          2000        1999        2000          1999<F1>      1999
From Investment Activities:
Operations:
     Net investment income             $   1,394    $   1,185     $    1      $    7      $    382      $     83      $   4,759
     Net realized gains/(losses)
       from investment
       transactions and futures           42,913       70,672        168          50        67,003        30,682         41,202
     Net change in unrealized
       appreciation/depreciation
       from investments and futures      (32,213)      29,655       (119)        212       (62,198)       14,949        (54,160)

Change in net assets resulting
   from operations                        12,094      101,512         50         269         5,187        45,714         (8,199)

Distributions to Shareholders:
     From net investment
       income by class:
         Class A                          (1,429)      (1,320)        (1)         (9)           --            --             --
         Class B                              --           --         --          --            --            --             --
         Class G                              (2)          --         --          --          (546)         (485)        (4,946)
     From net realized gains from
       investment transactions           (70,536)     (86,132)       (50)       (145)      (55,588)           --        (30,865)

Change in net assets from
   distributions to shareholders         (71,967)     (87,452)       (51)       (154)      (56,134)         (485)       (35,811)

Capital Transactions:
     Proceeds from shares issued          62,727      117,771        348         434        25,734        32,462        315,787
     Dividends reinvested                 65,487       81,419         18          65        56,055           484         34,887
     Cost of shares redeemed            (124,555)    (119,080)      (281)        (76)      (84,843)      (87,871)      (394,935)

Change in net assets from
   capital transactions                    3,659       80,110         85         423        (3,054)      (54,925)       (44,261)

Change in net assets                     (56,214)      94,170         84         538       (54,001)       (9,696)       (88,271)

Net Assets:
     Beginning of period                 611,483      517,313      1,661       1,123       469,288       478,984        567,255

     End of period                     $ 555,269    $ 611,483     $1,745      $1,661      $415,287      $469,288      $ 478,984

Share Transactions:
     Issued                                3,587        6,393         29          34           857           943         10,251
     Reinvested                            3,795        5,077          1           6         1,812            15          1,130
     Redeemed                             (7,416)      (6,523)       (23)         (6)       (2,832)       (2,562)       (12,812)

Change in shares                             (34)       4,947          7          34          (163)       (1,604)        (1,431)


<F1> For the period April 1, 1999 through October 31, 1999.


                                            See notes to financial statements.

THE VICTORY PORTFOLIOS     Statements of Changes in Net Assets

(Amounts in Thousands)                             (Unaudited)


                                                     Diversified Stock               Stock Index                  Growth
                                                           Fund                         Fund                       Fund

                                                 Six                            Six                      Six
                                                 Months         Year            Months      Year         Months       Year
                                                 Ended          Ended           Ended       Ended        Ended        Ended
                                                 April 30,      October 31,     April 30,   October 31,  April 30,    October 31,
                                                 2000           1999            2000        1999         2000         1999
From Investment Activities:
Operations:
     Net investment income                       $      192     $    2,936      $  4,520    $  10,034    $   (628)    $   (742)
     Net realized gains/(losses) from
       investment transactions and futures          199,916        176,486         3,918       40,302      15,573       20,812
     Net change in unrealized appreciation/
       depreciation from investments and futures    (87,400)        21,114        50,476      111,423      15,791       48,341

Change in net assets resulting from operations      112,708        200,536        58,914      161,759      30,736       68,411

Distributions to Shareholders:
     From net investment income by class:
         Class A                                       (555)        (3,340)       (4,757)     (10,232)         --           --
         Class B                                         --             (4)           --          (17)         --           --
         Class G                                         (1)            --           (77)          --          --           --
     From net realized gains from
       investment transactions                     (177,058)      (198,727)      (28,851)     (61,389)    (20,902)     (22,258)

Change in net assets from distributions
   to shareholders                                 (177,614)      (202,071)      (33,685)     (71,638)    (20,902)     (22,258)

Capital Transactions:
     Proceeds from shares issued                    177,607        327,346        86,195      195,289      42,511      152,381
     Proceeds from shares issued
       in connection with acquisition                    --         60,016            --           --          --           --
     Dividends reinvested                           154,383        168,060        30,986       65,410      18,009       18,991
     Cost of shares redeemed                       (239,967)      (403,292)      (85,327)    (110,350)    (39,849)     (69,584)

Change in net assets from capital transactions       92,023        152,130        31,854      150,349      20,671      101,788

Change in net assets                                 27,117        150,595        57,083      240,470      30,505      147,941

Net Assets:
     Beginning of period                          1,134,715        984,120       867,617      627,147     417,417      269,476

     End of period                               $1,161,832     $1,134,715      $924,700    $ 867,617    $447,922     $417,417

Share Transactions:
     Issued                                          10,583         18,534         3,616        8,819       1,729        6,438
     Issued in connection with acquisition               --          4,456            --           --          --           --
     Reinvested                                       9,526         10,957         1,299        3,319         731          936
     Redeemed                                       (14,294)       (22,921)       (3,592)      (4,976)     (1,612)      (2,949)

Change in shares                                      5,815         11,026         1,323        7,162         848        4,425


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                           Value Fund

                                                                                                                    Class G
                                                                    Class A Shares                                  Shares

                                    Six                                                                             December 15,
                                    Months        Year         Year         Year         Year         Year          1999
                                    Ended         Ended        Ended        Ended        Ended        Ended         through
                                    April 30,     October 31,  October 31,  October 31,  October 31,  October 31,   April 30,
                                    2000          1999         1998         1997         1996         1995<F2>      2000<F3>
                                    (Unaudited)                                                                     (Unaudited)
Net Asset Value,
   Beginning of Period              $  18.84      $  18.81     $  17.07     $  14.18     $  11.87     $  10.13      $16.73

Investment Activities
     Net investment income              0.04          0.04         0.09         0.15         0.20         0.27        0.03
     Net realized and
       unrealized gains
       (losses) from
       investments                      0.44          3.16         3.16         3.57         2.65         1.92        0.41

         Total from
            Investment
            Activities                  0.48          3.20         3.25         3.72         2.85         2.19        0.44

Distributions
     Net investment income             (0.04)        (0.04)       (0.10)       (0.16)       (0.20)       (0.27)      (0.04)
     In excess of net
        investment income                 --            --           --           --           --        (0.01)         --
     Net realized gains                (2.15)        (3.13)       (1.41)       (0.67)       (0.34)       (0.17)         --

         Total Distributions           (2.19)        (3.17)       (1.51)       (0.83)       (0.54)       (0.45)      (0.04)

Net Asset Value, End of Period      $  17.13      $  18.84     $  18.81     $  17.07     $  14.18     $  11.87      $17.13

Total Return
   (excludes sales charges)             2.49%<F7>    20.02%       20.46%       27.24%       24.66%       22.28%       2.62%<F7>

Ratios/Supplemental Data:
Net Assets, End of Period (000)     $553,351      $611,483     $517,313     $472,047     $382,083     $295,871      $1,918
Ratio of expenses to
   average net assets <F5>              1.22%<F8>     1.40%        1.34%        1.32%        1.33%        0.99%       1.45%<F8>
Ratio of net investment income
   to average net assets <F5>           0.49%<F8>     0.20%        0.54%        0.93%        1.56%        2.55%       0.04%<F8>
Ratio of expenses to
   average net assets<F1>               1.27%<F8>     1.45%        1.46%        <F4>         1.35%        1.30%       2.69%<F8>
Ratio of net investment income
   to average net assets<F1>            0.44%<F8>     0.15%        0.42%        <F4>         1.54%        2.24%      (1.20)%<F8>
Portfolio turnover <F6>                   13%           36%          40%          25%          28%          23%         13%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Equity Income Portfolio merged into the Value Fund. Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.

<F3> Period from commencement of operations.

<F4> There were no voluntary fee reductions during the period.

<F5> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.45% until at least February 28, 2001

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Not annualized

<F8> Annualized.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                               Lakefront Fund

                                                      Six                                                   March 3,
                                                      Months            Year              Year              1997
                                                      Ended             Ended             Ended             through
                                                      April 30,         October 31,       October 31,       October 31,
                                                      2000              1999              1998              1997<F2>
                                                      (Unaudited)
Net Asset Value, Beginning of Period                  $12.58            $11.52            $11.29            $10.00

Investment Activities
     Net investment income                              0.01              0.07              0.13              0.12
     Net realized and unrealized gains
       (losses) from investments                        0.37              2.51              0.43              1.27

         Total from Investment Activities               0.38              2.58              0.56              1.39

Distributions
     Net investment income                             (0.01)            (0.08)            (0.14)            (0.10)
     Net realized gains                                (0.36)            (1.44)            (0.19)               --

         Total Distributions                           (0.37)            (1.52)            (0.33)            (0.10)

Net Asset Value, End of Period                        $12.59            $12.58            $11.52            $11.29

Total Return (excludes sales charges)                   3.11%<F3>        25.02%             5.05%            13.87%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $1,745            $1,661            $1,123            $1,255
Ratio of expenses to average net assets <F5>            1.50%<F4>         1.10%             0.32%             0.00%<F4>
Ratio of net investment income to
   average net assets <F5>                              0.08%<F4>         0.51%             1.14%             1.67%<F4>
Ratio of expenses to average net assets<F1>             5.46%<F4>         6.79%             6.45%             7.27%<F4>
Ratio of net investment income to
   average net assets<F1>                              (3.88)%<F4>       (5.18)%           (4.99)%           (5.60)%<F4>
Portfolio turnover                                        33%               23%               36%               36%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Fund at a maximum of 1.50% until at least February 28, 2001 and then 2.00% until at least February 28, 2010.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                      Established Value Fund

                                   Six           April 1,                                                         Eleven
                                   Months        1999          Year         Year        Year        Year          Months
                                   Ended         to            Ended        Ended       Ended       Ended         Ended
                                   April 30,     October 31,   March 31,    March 31,   March 31,   March 31,     March 31,
                                   2000          1999<F2>      1999         1998        1997        1996          1995
                                   (Unaudited)
Net Asset Value,
   Beginning of Period             $  34.31      $  31.34      $  33.94     $  28.83    $  27.57    $  23.39      $  22.52

Investment Activities
     Net investment
       income (loss)                   0.03          0.02          0.29         0.46        0.44        0.44          0.38
     Net realized and
       unrealized gains
       (losses) from investments       0.53          2.98         (0.71)        7.70        3.62        5.18          1.52

         Total from
           Investment Activities       0.56          3.00         (0.42)        8.16        4.06        5.62          1.90

Distributions
     Net investment income            (0.04)        (0.03)        (0.30)       (0.48)      (0.45)      (0.43)        (0.37)
     Net realized gains               (4.10)           --         (1.88)       (2.57)      (2.35)      (1.01)        (0.66)

         Total Distributions          (4.14)        (0.03)        (2.18)       (3.05)      (2.80)      (1.44)        (1.03)

Net Asset Value, End of Period     $  30.73      $  34.31      $  31.34     $  33.94    $  28.83    $  27.57      $  23.39

Total Return                           1.57%<F3>     9.59%<F3>    (1.01)%      29.67%      15.14%      24.84%         8.85%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)    $415,287      $469,288      $478,984     $567,255    $429,726    $366,417      $277,370
Ratio of expenses to
   average net assets <F5>             1.10%<F4>     1.10%<F4>     1.09%        1.10%       1.12%       1.15%         1.20%<F4>
Ratio of net investment income
   to average net assets <F5>          0.18%<F4>     0.03%<F4>     0.92%        1.44%       1.57%       1.70%         1.87%<F4>
Ratio of expenses to
   average net assets<F1>              1.24%<F4>     1.27%<F4>     <F6>         <F6>        <F6>        <F6>          <F6>
Ratio of net investment income
   to average net assets<F1>           0.04%<F4>    (0.14)%<F4>    <F6>         <F6>        <F6>        <F6>          <F6>
Portfolio turnover                       16%           11%           37%          20%         31%         18%           24%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established Value Fund. Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> On April 1, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the fund at a maximum of 1.10% until at least April 1, 2001. <F6> There were no fee reductions during the period.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights

                                      (Continued on Next Page)


                                                                          Diversified Stock Fund

                                                                              Class A Shares

                                               Six
                                               Months           Year              Year              Year             Year
                                               Ended            Ended             Ended             Ended            Ended
                                               April 30,        October 31,       October 31,       October 31,      October 31,
                                               2000             1999              1998<F6>          1997             1996<F2>
                                               (Unaudited)
Net Asset Value, Beginning of Period           $  17.96         $  18.85          $  17.76          $  15.75         $  13.62

Investment Activities
     Net investment income (loss)                  0.01             0.06              0.11              0.16             0.20
     Net realized and unrealized gains
       (losses) from investments                   1.72             2.92              3.07              3.84             3.21

         Total from Investment Activities          1.73             2.98              3.18              4.00             3.41

Distributions
     Net investment income                        (0.01)           (0.06)            (0.11)            (0.16)           (0.19)
     Net realized gains                           (2.83)           (3.81)            (1.98)            (1.83)           (1.09)

         Total Distributions                      (2.84)           (3.87)            (2.09)            (1.99)           (1.28)

Net Asset Value, End of Period                 $  16.85         $  17.96          $  18.85          $  17.76         $  15.75

Total Return (excludes sales charges)             10.23%<F3>       19.39%            19.60%            27.96%           27.16%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                $965,681         $957,001          $933,158          $762,270         $571,153
Ratio of expenses to average net assets            1.09%<F4>        1.06%             1.02%             1.03%            1.05%
Ratio of net investment income (loss)
   to average net assets                           0.13%<F4>        0.34%             0.64%             0.97%            1.40%
Ratio of expenses to average net assets<F1>        1.11%<F4>        1.10%             1.13%             <F5>             1.08%
Ratio of net investment income (loss)
   to average net assets<F1>                       0.11%<F4>        0.30%             0.53%             <F5>             1.37%
Portfolio turnover <F7>                              51%              83%               84%               63%              94%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights--continued


                                                                  Diversified Stock Fund

                                                        Class B Shares                                   Class G Shares

                           Six                                               March 1,                Six           March 26,
                           Months        Year        Year        Year        1996        Year        Months        1999
                           Ended         Ended       Ended       Ended       through     Ended       Ended         through
                           April 30,     October 31, October 31, October 31, October 31, October 31, April 30,     October 31,
                           2000          1999        1998<F7>    1997        1996<F2>    1995        2000          1999<F9><F10>
                           (Unaudited)                                                               (Unaudited)
Net Asset Value,
   Beginning of Period     $ 17.55       $ 18.60     $ 17.62     $ 15.71     $14.18      $  12.68    $  17.95      $  17.14

Investment Activities
     Net investment
       income (loss)         (0.06)        (0.08)      (0.08)      (0.06)      0.07          0.27       (0.01)        (0.01)
     Net realized and
       unrealized gains
       (losses) from
       investments            1.66          2.84        3.04        3.85       1.57          2.33        1.72          0.82

         Total from
            Investment
            Activities        1.60          2.76        2.96        3.79       1.64          2.60        1.71          0.81

Distributions
     Net investment income      --            --          --          --      (0.07)        (0.27)         --            --
     In excess of net
        investment income       --            --          --       (0.05)     (0.04)        (0.01)         --            --
     Net realized gains      (2.83)        (3.81)      (1.98)      (1.83)        --         (1.38)      (2.83)           --

         Total
            Distributions    (2.83)        (3.81)      (1.98)      (1.88)     (0.11)        (1.66)      (2.83)           --

Net Asset Value,
   End of Period           $ 16.32       $ 17.55     $ 18.60     $ 17.62     $15.71      $  13.62    $  16.83      $  17.95

Total Return
   (excludes
   sales charges)             9.72%<F4>    18.24%      18.34%      26.48%     26.61%<F3>    23.54%      10.11%<F4>     4.73%<F3>

Ratios/Supplemental Data:
Net Assets,
   End of Period (000)     $72,626       $71,122     $50,962     $30,198     $8,228      $409,549    $123,525      $106,592
Ratio of expenses to
   average net assets         2.14%<F5>     2.06%       2.08%       2.19%      2.07%<F5>     0.92%       1.33%<F5>     1.35%<F5>
Ratio of net investment
   income (loss)
   to average net assets     (0.93)%<F5>   (0.68)%     (0.42)%     (0.29)%     0.11%<F5>     2.11%      (0.12)%<F5>   (0.07)%<F5>
Ratio of expenses to
   average net assets<F1>     2.16%<F5>     2.10%       2.18%       <F6>       2.08%<F5>     0.95%       1.35%<F5>     1.38%<F5>
Ratio of net investment
   income (loss)
   to average
   net assets<F1>            (0.95)%<F5>   (0.72)%     (0.52)%      <F6>       0.10%<F5>     2.07%      (0.14)%<F5>   (0.10)%<F5>
Portfolio turnover <F8>         51%           83%         84%         63%        94%           75%         51%           83%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Effective March 1, 1996, the Fund designated the existing shares as
      Class A Shares and commenced offering Class B Shares.

<F3>  Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the Period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 11.62%.

<F4>  Not annualized.

<F5>  Annualized.

<F6>  There were no voluntary fee reductions during the period.

<F7>  Effective March 16, 1998, the SBSF Fund merged into the Victory
      Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund

<F8>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F9>  Period from commencement of operations

<F10> Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                       Stock Index Fund

                                                           Class A Shares                                  Class G Shares

                              Six                                                                       Six          July 2,
                              Months        Year        Year        Year        Year        Year        Months       1999
                              Ended         Ended       Ended       Ended       Ended       Ended       Ended        through
                              April 30,     October 31, October 31, October 31, October 31, October 31, April 30,    October 31,
                              2000          1999        1998<F5>    1997        1996        1995        2000         1999<F2>
                              (Unaudited)                                                               (Unaudited)
Net Asset Value,
   Beginning of Period        $  23.46      $  21.03    $  18.75    $  14.85    $  12.50    $  10.18    $ 23.46      $23.96

Investment Activities
     Net investment income        0.12          0.28        0.37        0.29        0.28        0.27       0.10        0.06
     Net realized and
       unrealized gains
       (losses) from
       investments                1.47          4.47        3.37        4.23        2.58        2.31       1.46       (0.50)

         Total from
            Investment
            Activities            1.59          4.75        3.74        4.52        2.86        2.58       1.56       (0.44)

Distributions
     Net investment income       (0.13)        (0.29)      (0.36)      (0.29)      (0.28)      (0.26)     (0.11)      (0.06)
     Net realized gains          (0.78)        (2.03)      (1.10)      (0.33)      (0.23)         --      (0.78)         --

         Total Distributions     (0.91)        (2.32)      (1.46)      (0.62)      (0.51)      (0.26)     (0.89)      (0.06)

Net Asset Value,
   End of Period              $  24.14      $  23.46    $  21.03    $  18.75    $  14.85    $  12.50    $ 24.13      $23.46

Total Return
   (excludes sales charges)       6.83%<F3>    24.91%      20.99%      31.16%      23.38%      25.72%      6.69%<F3>  (0.02)%<F3>

Ratios/Supplemental Data:
Net Assets,
   End of Period (000)        $901,247      $858,235    $627,147    $465,015    $277,124    $160,822    $23,453      $9,382
Ratio of expenses to
   average net assets <F7>        0.59%<F4>     0.58%       0.57%       0.56%       0.57%       0.55%      0.82%<F4>   0.80%<F4>
Ratio of net
   investment income
   to average net
   assets <F7>                    1.01%<F4>     1.28%       1.83%       1.74%       2.14%       2.53%      0.73%<F4>   0.85%<F4>
Ratio of expenses to
   average net assets<F1>         0.81%<F4>     0.81%       0.84%       0.86%       0.89%       0.87%      1.19%<F4>   1.02%<F4>
Ratio of net
   investment income
   to average net
   assets<F1>                     0.79%<F4>     1.05%       1.56%       1.44%       1.82%       2.21%      0.36%<F4>   0.63%<F4>
Portfolio turnover <F6>              1%            3%          8%         11%          4%         12%         1%          3%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 16,1998, the Key Stock Index Fund merged into the
     Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Fund at a maximum of 0.82% until at least February 28, 2001.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                         Growth Fund

                                                                   Class A Shares                                  Class G Shares

                                   Six                                                                             December 15,
                                   Months        Year         Year         Year         Year         Year          1999
                                   Ended         Ended        Ended        Ended        Ended        Ended         through
                                   April 30,     October 31,  October 31,  October 31,  October 31,  October 31,   April 30,
                                   2000          1999         1998         1997         1996         1995<F2>      2000<F4>
                                   (Unaudited)                                                                     (Unaudited)
Net Asset Value,
   Beginning of Period             $  24.71      $  21.62     $  18.01     $  14.57     $  12.15     $  10.23      $24.53

Investment Activities
     Net investment income (loss)     (0.04)        (0.04)       (0.03)        0.03         0.08         0.11       (0.03)
     Net realized and
       unrealized gains
       (losses) on investments         1.81          4.90         4.88         4.07         2.93         1.97        0.72

         Total from
            Investment Activities      1.77          4.86         4.85         4.10         3.01         2.08        0.69

Distributions
     Net investment income               --            --           --        (0.04)       (0.08)       (0.11)         --
     Net realized gains               (1.23)        (1.77)       (1.24)       (0.62)       (0.51)       (0.05)         --

         Total Distributions          (1.23)        (1.77)       (1.24)       (0.66)       (0.59)       (0.16)         --

Net Asset Value, End of Period     $  25.25      $  24.71     $  21.62     $  18.01     $  14.57     $  12.15      $25.22

Total Return
   (excludes sales charges)            7.31%<F8>    24.25%       28.59%       29.08%       25.66%       20.54%       2.81%<F8>

Ratios/Supplemental Data:
Net Assets, End of Period (000)    $442,655      $417,417     $269,476     $185,533     $147,753     $108,253      $5,267
Ratio of expenses to
   average net assets <F6>             1.25%<F7>     1.41%        1.35%        1.34%        1.33%        1.07%       1.45%<F7>
Ratio of net investment
   income (loss) to
   average net assets <F6>            (0.29)%<F7>   (0.21)%      (0.13)%       0.19%        0.64%        1.00%      (0.59)%<F7>
Ratio of expenses to
   average net assets<F1>              1.29%<F7>     1.49%        1.49%        <F3>         1.39%        1.42%       1.85%<F7>
Ratio of net investment
   income (loss) to
   average net assets<F1>             (0.33)%<F7>   (0.29)%      (0.27)%       <F3>         0.58%        0.65%      (0.99)%<F7>
Portfolio turnover <F5>                  16%<F7>       33%          29%          21%          27%         107%         16%<F7>


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Equity Portfolio merged into the
     Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the Growth Fund.

<F3> There were no voluntary fee reductions during the period.

<F4> Period from commencement of operations.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Effective December 15, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class A and Class G Shares of the Fund at a maximum of 1.20% and 1.45%, respectively, until at least February 28, 2001.

<F7> Annualized.

<F8> Not annualized.


                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Special Value Fund                              April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (5.1%)

Household Finance, 6.10%, 5/1/00          $ 10,531    $ 10,531

Total Commercial Paper (Cost $10,531)                   10,531

Common Stocks (94.5%)

Automotive Parts (1.8%):

Lear Corp. (b)                              55,000       1,647
Superior Industries International           60,520       1,948

                                                         3,595

Banks (4.0%):

First Security Corp.                       118,199       1,670
Marshall & Ilsley Corp.                     26,000       1,206
Mercantile Bankshares Corp.                 60,600       1,727
North Fork Bancorporation                  107,000       1,732
Southtrust Corp.                            77,301       1,845

                                                         8,180

Biotechnology (0.5%):

Chiron Corp. (b) (c)                        22,400       1,014

Building Materials (1.4%):

Martin Marietta Materials (c)               52,274       2,771

Chemicals (2.9%):

Lubrizol Corp.                              76,000       1,948
Minerals Technologies, Inc.                 44,500       2,057
Solutia, Inc.                              142,000       1,935

                                                         5,940

Computers & Peripherals (2.0%):

Diebold, Inc.                              145,102       4,190

Containers (0.6%):

Newell Rubbermaid, Inc.                     50,400       1,269

Electrical Equipment (1.7%):

American Power Conversion (b)               98,999       3,496

Electronic & Electrical -- General (5.3%):

Arrow Electronics, Inc. (b) (c)             82,400       3,610
Vishay Intertechnology, Inc. (b)            85,375       7,161

                                                        10,771

Electronics (1.8%):

SCI Systems, Inc. (b)                       69,756       3,715

Financial & Insurance (1.5%):

AMBAC Financial Group, Inc.                 64,200       3,082

Financial Services (2.3%):

Heller Financial, Inc.                     118,100       2,296
Reliastar Financial Corp.                   55,000       2,368

                                                         4,664

Food Processing & Packaging (1.9%):

McCormick & Co., Inc.
   (non-voting shares) (c)                  62,900       1,962
Universal Foods Corp.                      115,600       1,900

                                                         3,862

Food Production -- Diversified (0.5%):

Dean Foods Co.                              41,000       1,005

Forest Products --
   Lumber & Paper (1.6%):

Bowater, Inc.                               60,200       3,311

Health Care (5.6%):

Health Management Assoc., Inc.,
   Class A (b)                             291,300       4,643
Omnicare, Inc. (c)                         379,464       5,762
Steris Corp. (b)                           119,699       1,077

                                                        11,482

Identification System (1.2%):

Symbol Technologies, Inc.                   45,050       2,512

Insurance (1.5%):

Horace Mann Educators (c)                   92,800       1,351
The PMI Group, Inc.                         33,474       1,622

                                                         2,973

Insurance -- Multi-Line (1.8%):

Protective Life Corp. (c)                  153,284       3,650

Leisure -- Recreation, Gaming (0.7%):

Mandalay Resort Group (b) (c)               74,000       1,397

Manufacturing -- Miscellaneous (3.4%):

Parker Hannifin Corp.                       55,900       2,599
Pentair, Inc.                              110,106       4,212

                                                         6,811

Medical Supplies (2.0%):

Biomet, Inc.                               112,726       4,023

Metals -- Fabrication (1.9%):

Kennametal, Inc.                           136,190       3,915

Newspapers (1.6%):

A.H. Belo Corp.                            195,700       3,266

Oil & Gas Exploration,
   Production & Services (7.1%):

Anadarko Petroleum Corp. (c)                76,200       3,309
BJ Services Co. (b)                         59,599       4,186
Murphy Oil Corp.                            24,400       1,440
Nabors Industries, Inc. (b)                 69,900       2,757
Transocean Sedco Forex, Inc.                57,418       2,699

                                                        14,391

                                            See notes to financial statements.

Special Value Fund                              April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Oil Marketing & Refining (1.7%):

Lyondell Petochemical (c)                   42,000    $    772
Tosco Corp. (c)                             82,999       2,661

                                                         3,433

Pharmaceuticals (2.7%):

Forest Laboratories, Inc. (b)               22,500       1,891
Mylan Laboratories                         129,800       3,683

                                                         5,574

Pipelines (0.9%):

Questar Corp. (c)                           99,900       1,879

Publishing (1.5%):

Readers Digest Association, Inc. (c)        98,300       3,146

Real Estate Investment Trusts (2.3%):

Equity Residential Properties Trust (c)     56,400       2,566
Kilroy Realty Corp.                         62,200       1,501
Mack-Cali Realty Corp.                      20,900         538

                                                         4,605

Retail (2.1%):

American Eagle Outfitters (b) (c)           42,000         714
AutoZone, Inc. (b)                          79,899       1,833
Saks, Inc. (b)                             147,400       1,686

                                                         4,233

Retail -- Specialty Stores (0.8%):

TJX Cos., Inc.                              87,000       1,669

Savings & Loans (0.9%):

Charter One Financial, Inc.                 92,855       1,886

Semiconductors (2.1%):

Altera Corp. (b)                            29,600       3,026
LSI Logic Corp. (b)                         21,800       1,363

                                                         4,389

Software & Computer Services (6.4%):

Cadence Design Systems, Inc. (b) (c)       186,998       3,144
Fiserv, Inc. (b)                            71,450       3,281
Networks Associates, Inc. (b) (c)           71,419       1,817
SunGard Data Systems, Inc. (b)             141,500       4,890

                                                        13,132

Staffing (1.2%):

Robert Half International, Inc. (b)         40,941       2,503

Steel (0.5%):

AK Steel Holding Corp.                      93,300       1,032

Textile Manufacturing (1.2%):

Shaw Industries, Inc.                       32,574         515
Warnaco Group, Inc., Class A (c)           179,800       1,910

                                                         2,425

Tobacco & Tobacco Products (0.4%):

UST, Inc.                                   56,400         846

Transportation Leasing & Trucking (2.1%):

CNF Transportation, Inc.                    84,214       2,352
GATX Corp.                                  54,702       1,956

                                                         4,308

Utilities -- Electric (4.9%):

Calpine Corp. (b)                           20,400       1,867
DPL, Inc.                                   78,151       1,817
DQE, Inc. (c)                               55,300       2,115
Florida Progress Corp.                      42,600       2,087
SCANA Corp.                                 83,358       2,157

                                                        10,043

Utilities -- Natural Gas (3.7%):

Keyspan Corp.                              127,750       3,753
MCN Energy Group, Inc. (c)                  53,000       1,322
Utilicorp United, Inc.                     133,000       2,560

                                                         7,635

Utilities -- Telecommunications (1.4%):

CenturyTel, Inc.                           119,180       2,920

Wireless Communications (1.1%):

Nextel Partners, Inc., Class A (b)         105,600       2,317

Total Common Stocks (Cost $165,830)                    193,260

Securities Purchased With Cash Collateral (11.4%)

Commercial Paper (0.8%):

Windmill Funding, 6.12%, 5/17/00          $  1,655       1,655

Investment Companies (0.1%):

AIM Short Term Prime
   Money Market Fund                       130,813         131
AIM Liquid Assets Money Market Fund        174,295         174

                                                           305

Time Deposits (0.7%):

Fifth Third Bank, 6/06%, 5/1/00                501         501
Firstar Bank, 6.00%, 5/1/00                    835         835

                                                         1,336

Repurchase Agreements (9.8%):

First Union., 6.22%, 5/1/00
   (Collateralized by $4,120
   Toll Road Inv, 2/15/16,
   Countrywide Capital, 8.05%, 6/15/27,
   Market value -- $4,092)                   4,000       4,000

Prudential Bache Corp., 6.19%, 5/1/00
   (Collateralized by $4,097
   Temple-Inland, 6.75%, 3/1/09,
   Fico, 0.00%, 2/8/11,
   Dean Witter, 6.75%,10/15/13,
   Market value -- $4,065)                   4,000       4,000

                                            See notes to financial statements.

Special Value Fund                              April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Morgan Stanley Dean Witter,
   6.16%, 5/1/00
   (Collateralized by $4,120
   Royal Bank Scotland, 9.12%, 3/31/05,
   Sprint Capital, 6.38%, 5/1/09,
   Transcanada Pipeline, 9.88%, 1/1/21,
   market value -- $4,113)                 $  4,000    $  4,000

Goldman Sachs Group L.P.,
   6.14%, 5/1/00
   (Collateralized by $6,053
   Associates Corp. N.A., 5.75%, 11/1/03,
   Nationwide Mutual Insurance,
   8.38%, 2/15/04,
   Zurich Capital Trust, 8.37%, 6/1/37,
   Market value -- $5,916)                   4,000       4,000

Lehman Inc., 6.11%, 5/1/00
   (Collateralized by $4,514
   Applied Materials, Inc.
   market value - $4,500)                    4,000       4,000

                                                        20,000

Total Securities Purchased
With Cash Collateral (Cost $23,296)                     23,296

Total Investments (Cost $199,657) (a) -- 111.0%        227,087

Liabilities in excess of other assets -- (11.0%)       (22,573)

TOTAL NET ASSETS -- 100.0%                            $204,514

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $ 44,694
    Unrealized depreciation                            (17,264)

    Net unrealized appreciation                       $ 27,430

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 2000.


                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
Ohio Regional Stock Fund                        April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (10.8%)

Household Finance, 6.10%, 5/1/00           $ 1,137     $ 1,137

Total Commercial Paper (Cost $1,137)                     1,137

Common Stocks (89.3%)

Agriculture & Livestock (0.7%):

Andersons, Inc.                             10,000          75

Amusement & Recreation Services (0.9%):

Cedar Fair L.P.                              5,000          96

Automotive Parts (2.0%):

Dana Corp.                                   7,000         213

Banks (9.1%):

BancFirst Ohio Corp.                         2,900          56
Charter One Financial, Inc.                 17,165         349
FirstMerit Corp.                            11,000         180
National City Corp.                          1,000          17
Provident Financial Group, Inc.             12,500         365

                                                           967

Chemicals -- General (6.5%):

Ferro Corp.                                 10,000         229
OM Group, Inc.                              10,000         459

                                                           688

Commercial Services (3.3%):

Convergys Corp. (b)                          8,000         352

Computers & Peripherals (5.5%):

Diebold, Inc.                               20,000         577

Conglomerates (4.9%):

Lancaster Colony Corp.                      10,000         262
Myers Industries, Inc.                      18,000         252

                                                           514

Electronic & Electrical -- General (0.7%):

Pioneer-Standard Electronics, Inc.           5,000          77

Electronics (7.9%):

Keithley Instruments, Inc.                  15,000         835

Food Distributors (1.4%):

Kroger Co. (b)                               8,000         149

Food Processing & Packaging (0.8%):

J.M. Smucker Co., Class A                    5,000          80

Forest Products --
   Lumber & Paper (1.6%):

Mead Corp.                                   5,000         174

Health Care (6.3%):

Gliatech, Inc. (b)                          10,500         160
Invacare Corp.                              10,000         267
Omnicare, Inc.                              16,000         243

                                                           670

Insurance (3.2%):

Ohio Casualty Corp.                         17,000         283
State Auto Financial Corp.                   5,000          50

                                                           333

Insurance -- Multi-Line (4.3%):

Cincinnati Financial Corp.                   1,450          58
Progressive Corp.                            6,000         393

                                                           451

Machine Tools (2.7%):

Lincoln Electric Holding, Inc.              15,000         286

Manufacturing -- Capital Goods (3.2%):

Robbins & Myers, Inc.                        4,000          98
Thor Industries, Inc.                        9,000         242

                                                           340

Manufacturing -- Miscellaneous (2.7%):

Eaton Corp.                                  2,000         168
Parker-Hannifin Corp.                        2,530         118

                                                           286

Media (3.5%):

Scripps (E.W.) Co., Class A                  8,000         374

Metals -- Fabrication (2.2%):

Timken Co.                                   7,000         130
Worthington Industries, Inc.                 8,000          99

                                                           229

Oil-Integrated Companies (2.2%):

USX-Marathon Group, Inc.                    10,000         233

Paint, Varnishes, Enamels (1.9%):

Sherwin-Williams Co.                         8,000         199

Retail -- Specialty Stores (3.2%):

Jo-Ann Stores Inc., Class B (b)              7,000          53
Limited, Inc.                                4,000         180
Value City Department Stores, Inc. (b)      10,000         102

                                                           335

Rubber & Rubber Products (1.1%):

Goodyear Tire & Rubber Co.                   4,000         111

Software & Computer Services (2.3%):

Reynolds & Reynolds Co., Class A            10,000         238

Utilities -- Electric (3.3%):

DPL, Inc.                                   15,000         349

Utilities -- Telecommunications (1.9%):

Broadwing, Inc.                              7,000         198

Total Common Stocks (Cost $3,929)                        9,429

Total Investments (Cost $5,066) (a) -- 100.1%           10,566

Liabilities in excess of other assets -- (0.1)%            (14)

TOTAL NET ASSETS -- 100.0%                             $10,552

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                             $5,587
    Unrealized depreciation                                (87)

    Net unrealized appreciation                         $5,500

(b) Non-income producing securities.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                 Schedule of Investments
Small Company Opportunity Fund                  April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (1.9%)

Household Finance, 6.10%, 5/1/00          $  2,157    $  2,157

Total Commercial Paper (Cost $2,157)                     2,157

Common Stocks (97.9%)

Aerospace/Defense (1.3%):

Triumph Group, Inc. (b)                     55,000       1,478

Airlines (0.9%):

Mesaba Holdings, Inc. (b)                   83,000       1,038

Apparel (1.9%):

Gildan Activewear, Inc., Class A (b)        65,000       2,230

Apparel -- Footwear (3.0%):

Timberland Co. (b)                          50,000       3,469

Automotive Parts (3.4%):

BorgWarner Automotive, Inc.                 25,000       1,045
Tower Automotive, Inc. (b) (c)             100,000       1,562
Wynn's International, Inc.                 100,000       1,388

                                                         3,995

Banks (7.4%):

Chittenden Corp. (c)                        70,000       1,858
HUBCO, Inc.                                 67,100       1,514
M & T Bank Corp.                             2,500       1,098
Mercantile Bankshares Corp. (c)             57,000       1,625
Provident Bankshares Corp.                  84,000       1,255
Provident Financial Group, Inc. (c)         38,000       1,114

                                                         8,464

Building Materials (3.0%):

NCI Building Systems, Inc. (b)              75,000       1,434
Southdown, Inc.                             35,000       2,035

                                                         3,469

Chemicals (1.4%):

Cambrex Corp.                               40,000       1,640

Commercial Services (3.7%):

ABM Industries, Inc.                        91,000       2,297
Mail-Well, Inc. (b)                        150,000       1,341
NCO Group, Inc. (b)                         20,000         688

                                                         4,326

Computers & Peripherals (3.5%):

Affiliated Computer Services,
   Inc. (b) (c)                             50,000       1,656
InterVoice-Brite, Inc. (b)                  70,000       1,116
National Computer Systems, Inc.             25,000       1,286

                                                         4,058

Construction & Housing (1.1%):

D.R. Horton, Inc.                          102,000       1,320

Distribution/Wholesale (5.0%):

Advanced Marketing Services                125,000       2,481
Hughes Supply, Inc. (c)                     70,000       1,068
Savoir Technology Group, Inc. (b)          100,000         863
Watsco, Inc.                               110,000       1,416

                                                         5,828

Electronic & Electrical -- General (3.5%):

CTS Corp.                                   40,000       2,523
LSI Industries, Inc.                        85,000       1,519

                                                         4,042

Electronic Components/
   Instruments (6.2%):

Actel Corp. (b)                             23,000         847
C&D Technologies, Inc.                      50,000       3,221
Technitrol, Inc.                            45,000       3,060

                                                         7,128

Engineering, Industrial
   Construction (1.1%):

URS Corp. (b)                              100,000       1,275

Financial Services (3.8%):

AmeriCredit Corp. (b)                      110,000       2,055
DVI, Inc. (b)                               90,000       1,249
Old Kent Financial Corp.                    36,000       1,085

                                                         4,389

Food Products (1.9%):

Michael Foods, Inc.                         74,000       1,587
Pilgrims Pride Corp., Class B               90,000         669

                                                         2,256

Health Care (4.2%):

Cooper Cos., Inc.                           65,000       2,186
Universal Health Services, Inc. (b)         50,000       2,737

                                                         4,923

Home Furnishings (1.3%):

Furniture Brands International,
   Inc. (b)                                 78,000       1,458

Insurance -- Multi-Line (1.3%):

Protective Life Corp.                       63,000       1,500

Machinery -- Diversified (3.0%):

Gehl Co. (b)                                80,000       1,559
Thomas Industries, Inc.                     60,000       1,208
United Dominion Industries Ltd.             40,000         698

                                                         3,465

Medical -- Information Systems (0.9%):

Shared Medical Systems Corp. (c)            25,000       1,036

Metals -- Fabrication (3.6%):

Mueller Industries, Inc. (b)                75,000       2,470
Reliance Steel & Aluminum                   75,000       1,725

                                                         4,195

Oil & Gas Exploration,
   Production & Services (1.7%):

Noble Affiliates, Inc.                      28,000       1,010
Vintage Petroleum, Inc.                     47,000         934

                                                         1,944

Pharmaceuticals (4.7%):

Alpharma, Inc., Class A (c)                 45,000       1,738
Barr Laboratories, Inc. (b)                 40,000       1,728
Medicis Pharmaceutical, Class A (b)         45,000       1,968

                                                         5,434

                                            See notes to financial statements.

Small Company Opportunity Fund                  April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Real Estate Investment Trusts (1.8%):

National Golf Properties, Inc.              75,000    $  1,434
Cousins Properties, Inc. (c)                16,000         628

                                                         2,062

Restaurants (1.3%):

O'Charley's, Inc. (b)                      120,000       1,523

Retail (2.7%):

Barnes & Nobles, Inc. (b) (c)               64,000       1,184
BJ's Wholesale Club, Inc. (b)               55,000       1,949

                                                         3,133

Savings & Loans (4.8%):

Andover Bancorp, Inc.                       75,000       2,049
ITLA Capital Corp. (b)                     130,000       1,779
Roslyn Bancorp, Inc.                       100,000       1,700

                                                         5,528

Software & Computer Services (1.4%):

Group 1 Software, Inc. (b)                  18,700         278
Progress Software Corp. (b)                 70,000       1,400

                                                         1,678

Staffing (3.0%):

On Assignment, Inc. (b) (c)                 90,000       2,823
Personnel Group of America,
   Inc. (b) (c)                            130,000         683

                                                         3,506

Telecommunications (1.8%):

Dycom Industries, Inc. (b)                  40,000       2,080

Telecommunications -- Equipment (2.9%):

Anaren Microwave, Inc. (b)                  23,000       2,392
Anixter International, Inc. (b)             30,000       1,011

                                                         3,403

Tools & Hardware Manufacturing (1.5%):

Applied Power Inc., Class A                 60,000       1,718

Transportation Leasing & Trucking (3.6%):

Forward Air Corp. (b)                       75,000       2,578
USFreightways Corp.                         35,000       1,632

                                                         4,210

Wire & Cable Products (0.3%):

Cable Design Technologies Corp. (b)          9,000         308

Total Common Stocks (Cost $89,329)                     113,509

Securities Purchased With Cash Collateral (10.0%)

Commercial Paper (2.5%):

Windmill Funding, 6.12%, 5/17/00          $  2,842       2,842

Investment Companies (0.4%):

AIM Short Term Prime
   Money Market Fund                       224,612         225
AIM Liquid Assets Money Market Fund        299,273         299

                                                           524

Time Deposits (2.0%):

Fifth Third Bank, 6.06%, 5/1/00                860         860
Firstar Bank, 6.00%, 5/1/00                  1,433       1,433

                                                         2,293

Repurchase Agreements (5.2%):

First Union., 6.22%, 5/1/00
   (Collateralized by $2,060
   GMAC, 8.75%, 7/15/05,
   Corestates Capital, 9.63%, 2/15/01,
   market value -- $2,014)                   2,000       2,000

Merrill Lynch, 6.19%, 5/1/00
   (Collateralized by $2,170
   Dial Corp , 6.01%,10/25/02
   market value -- $2,062)                   2,000       2,000

Morgan Stanley Dean Witter, 6.16%, 5/1/00
   (See Significant Accounting
   Policies, Securities Lending in the
   Notes to Financial Statements
   For collateral description)               2,000       2,000

                                                         6,000

Total Securities Purchased

With Cash Collateral (Cost $11,659)                     11,659

Total Investments (Cost $103,145) (a) -- 109.8%        127,325

Liabilities in excess of other assets -- (9.8%)        (11,396)

TOTAL NET ASSETS -- 100.0%                            $115,929

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $33,907
    Unrealized depreciation                             (9,727)

    Net unrealized appreciation                        $24,180

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 2000.

                                            See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments
International Growth Fund                       April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Commercial Paper (5.1%)

United States (5.1%):

Household Finance Corp.,
   6.10%, 5/1/00                            11,247    $ 11,247

Total Commercial Paper (Cost $11,247)                   11,247

Common Stocks (94.7%)

Argentina (0.1%):

Diversified (0.1%):

PC Holdings SA, B Class (b)                130,000         196

Total Argentina                                            196

Australia (1.5%):

Banks (0.2%):

Westpac Banking Corp.                       70,310         448

Beverages (0.1%):

Foster's Brewing Group Ltd.                 59,550         150

Financial Services (0.1%):

Lend Lease Corp., Ltd.                      19,128         207

Leisure -- Recreation, Gaming (0.1%):

Aristocrat Leisure Ltd.                     12,800         114

Medical Services (0.1%):

Gradipore Ltd.                              62,835         216

Metals & Mining (0.1%):

Pasminco Ltd. (b)                          342,500         180

Mining (0.2%):

WMC Ltd.                                    89,500         371

Multimedia (0.3%):

News Corp. Ltd.                             43,678         555
News Corp. Ltd., Preferred                  33,300         358

                                                           913

Software & Computer Services (0.0%):

Solution 6 Holdings Ltd.                    32,500          99

Telecommunications (0.1%):

Davnet Ltd.                                 77,690         111
Erg Ltd.                                    20,720          99

                                                           210

Utilities -- Telecommunications (0.2%):

Telstra Corp.                               29,300          75
Telstra Corp. Ltd., ADR                     16,000         344

                                                           419

Total Australia                                          3,327

Brazil (0.8%):

Commercial Banking (0.1%):

Unibanco, GDR                                8,600         214

Electronic & Electrical -- General (0.1%):

CIA Paranese de Energia, ADR                40,000         295

Food Distributors,
   Supermarkets & Wholesalers (0.2%):

Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar                      15,500         442

Utilities -- Telecommunications (0.4%):

Telecomunicacoes
   Brasileiras SA, ADR (b)                   6,000           0
Telecomunicacoes
   Brasileiras-Telebras SA, ADR              6,800         804

Total Brazil                                             1,755

Britain (13.5%):

Advertising (0.4%):

WPP Group PLC                               60,750         922

Banks (1.1%):

Barclays PLC                                59,370       1,532
Lloyds TSB Group PLC                        92,300         906

                                                         2,438

Building Materials (0.2%):

CRH PLC                                     30,700         492

Catering (0.7%):

Compass Group PLC                          112,150       1,613

Computers & Peripherals (0.3%):

Sema Group PLC                              38,840         631

Manufacturing -- Miscellaneous (0.5%):

Invensys PLC                               215,475       1,043

Newspapers (0.7%):

Pearson PLC                                 46,165       1,585

Oil & Gas Exploration,
   Production & Services (2.6%):

British Petroleum Co. PLC                  484,100       4,200
Centrica PLC                               387,500       1,425

                                                         5,625

Pharmaceuticals (1.9%):

Glaxo Wellcome PLC                          79,600       2,474
Smithkline Beecham PLC                     130,010       1,789

                                                         4,263

Retail (0.6%):

Dixons Group PLC                           123,780         506
Kingfisher PLC                              92,000         761

                                                         1,267

Telecommunications (2.9%):

Vodafone Airtouch PLC                    1,378,950       6,333

Telecommunications -- Equipment (0.5%):

COLT Telecom Group PLC                      11,130         487
Energis PLC (b)                             12,420         617

                                                         1,104

Utilities -- Telecommunications (1.1%):

British Telecommunications PLC             119,669       2,148
Cable & Wireless PLC                        22,070         368

                                                         2,516

Total Britain                                           29,832

                                            See notes to financial statements.

International Growth Fund                       April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Canada (4.0%):

Diversified (1.0%):

Bombadier, Inc., Class B                    80,500    $  2,162

Oil & Gas Exploration,
   Production & Services (0.7%):

Suncor Energy, Inc.                         36,500       1,558

Telecommunications (1.9%):

Nortel Networks Corp.                       38,000       4,294

Telecommunications -- Equipment (0.4%):

BCE, Inc. (b)                                7,000         810

Total Canada                                             8,824

Chile (0.1%):

Utilities -- Electric (0.1%):

Endesa, ADR                                 26,000         299

Total Chile                                                299

Denmark (0.4%):

Telecommunications (0.4%):

Tele Danmark AS                             11,890         872

Total Denmark                                              872

Finland (3.8%):

Commercial Banking (0.5%):

Nordic Baltic Holding, FDR                 182,540       1,158

Software & Computer Services (0.3%):

Tietoenator OYJ, Class B                    12,830         620

Telecommunication Services (0.3%):

Sonera OYJ                                  13,391         738

Telecommunications -- Equipment (2.7%):

Nokia OYJ                                  100,582       5,783

Total Finland                                            8,299

France (10.2%):

Automobiles (0.2%):

PSA Peugeot Citroen                          2,590         537

Banks (0.7%)

Banque Nationale de Paris                   10,680         865
Credit Lyonnais SA (b)                      18,300         715

                                                         1,580

Beverages (0.1%):

LVMH Moet-Hennessy Louis Vuitton               572         241

Building Materials (0.6%):

Compagnie de Saint Gobain                    5,865         803
Lafarge SA                                   6,100         506

                                                         1,309

Commercial Services (1.0%):

Vivendi                                     22,140       2,195

Computers & Peripherals (0.2%):

Cap Gemini SA                                2,450         482

Construction (0.4%):

Bouygues                                     1,390         889

Diversified (0.2%):

Lagardere SA                                 6,400         434

Electronic & Electrical -- General (0.5%):

Rexel                                       10,625         735
Thomson Multimedia                           4,565         449

                                                         1,184

Food Products (0.9%):

Carrefour Supermarche                       21,400       1,396
Casino Guichard Perrachon                    5,772         528

                                                         1,924

Insurance (0.3%):

AXA SA                                       4,100         609

Machinery & Engineering (0.2%):

Schneider Electric SA                        8,020         526

Oil & Gas Exploration,
   Production & Services (1.5%):

Total Fina SA, Class B                      20,932       3,184

Radio & Television (0.3%):

Canal Plus                                   2,915         563

Retail -- Department Stores (0.9%):

Pinault-Printemps-Redoute SA                 9,290       1,879

Telecommunications -- Equipment (0.9%):

Alcatel SA                                   8,678       2,016

Utilities -- Telecommunications (0.9%):

France Telecom SA                           13,060       2,026

Utilities -- Water (0.4%):

Suez-Lyonnaise De Eaux                       5,555         873

Total France                                            22,451

Germany (6.5%):

Automobiles (0.6%):

Bayerische Motoren Werke AG                 29,600         789
DaimlerChrysler AG                           8,300         484

                                                         1,273

Banks (0.6%):

Dresdner Bank AG (Registered)               18,860         771
HypoVereinsbank                             10,550         655

                                                         1,426

Chemicals -- General (0.4%):

BASF AG                                     20,600         893

Insurance (1.4%):

Allianz AG, Registered                       5,206       2,009
Muenchner Rueckver AG (Registered)           3,525       1,031

                                                         3,040

Manufacturing -- Miscellaneous (1.1%):

Siemens AG, Registered                      10,780       1,594
Veba AG                                     17,880         886

                                                         2,480

Medical Services (0.4%):

Fresenius AG, Preferred                      4,020         861

                                            See notes to financial statements.

International Growth Fund                       April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Software & Computer Services (0.7%):

SAP AG                                       2,374    $  1,116
SAP AG, Preferred                              590         348

                                                         1,464

Telecommunications (1.3%):

Deutsche Telekom AG (Registered)            43,930       2,874

Total Germany                                           14,311

Greece (0.4%):

Banks (0.1%):

Alpha Credit Bank                            5,500         306

Telecommunications (0.1%):

STET Hellas Telecommunications SA (b)       12,000         275

Telecommunications -- Equipment (0.2%):

Hellenic Telecommunications, ADR (b)        28,000         326

Total Greece                                               907

Hong Kong (2.6%):

Banks (0.2%):

Hang Seng Bank                              41,400         381

Computer Services (0.0%):

iSteelAsia.Com Ltd. (b)                         14           0

Diversified (0.6%):

Guoco Group Ltd.                           124,000         289
Hutchison Whampoa Ltd.                      71,000       1,036

                                                         1,325

Financial Services (0.1%):

JCG Holdings Ltd.                          518,000         269

Investment Company (0.2%):

HSBC Holdings PLC                           43,600         487

Petrochemicals (0.0%):

Shanghai Petrochemical Ltd.                458,000          62

Printing (0.1%):

Next Media Ltd.                            816,000         162

Real Estate (0.5%):

Cheung Kong Holdings Ltd.                   66,000         788
Sun Hung Kai Properties Ltd.                39,000         309

                                                         1,097

Retail -- Specialty Stores (0.2%):

Giordano International Ltd.                242,000         396

Telecommunications (0.2%):

Cable & Wireless HKT Ltd.                  198,400         467

Telecommunications -- Equipment (0.4%):

China Telecom Ltd. (b)                     114,000         823

Utilities -- Electric (0.0%):

Shandong International Power Dev Co-H      392,000          40

Wholesale Distribution (0.1%):

Van Shung Chong Holdings Ltd.              500,000         122

Total Hong Kong                                          5,631

Hungary (0.1%):

Utilities -- Telecommunications (0.1%):

Matav Rt.                                   40,000         275

Total Hungary                                              275

Ireland (0.2%):

Building Materials (0.2%):

CRH PLC                                     23,380         375

Total Ireland                                              375

Israel (0.3%):

Banks (0.2%):

Bank Leumi-Le Israel                       170,000         370

Telecommunications-Equipment (0.1%):

Partner Communications, ADR (b)             25,000         267

Total Israel                                               637

Italy (2.7%):

Commercial Banking (0.3%):

Banca Intesa SPA                           157,312         581

Financial Services (0.2%):

San Paolo-IMI SPA                           25,363         356

Insurance (0.3%):

Alleanza Assicurazion SPA                   14,850         154
Assicurazioni Generali                      20,760         592

                                                           746

Oil-Integrated Companies (0.1%):

ENI SPA                                     55,000         274

Utilities --Telecommunications (1.8%):

Telecom Italia Mobile SPA                  224,360       2,147
Telecom Italia SPA                          79,158       1,109
Telecom Italia SPA-RNC                     118,900         751

                                                         4,007

Total Italy                                              5,964

Japan (25.2%):

Automobiles (1.3%):

Suzuki Motor Corp.                          46,000         685
Toyota Motor Corp.                          46,000       2,286

                                                         2,971

Banks (1.0%):

Bank of Tokyo-Mitsubishi Ltd.               31,000         400
Industrial Bank Of Japan                   211,000       1,738

                                                         2,138

Brewery (1.0%):

Kirin Brewery Co. Ltd.                     163,000       2,122

Brokerage Services (0.4%):

Nikko Securities Co. Ltd.                   82,000         967

Chemicals -- General (0.9%):

Shin-Etsu Chemical Co.                      39,000       2,061

Chemicals -- Specialty (0.6%):

Kaneka Corp.                               101,000       1,299

                                            See notes to financial statements.

International Growth Fund                       April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Computers & Peripherals (0.7%):

Fujitsu Ltd.                                57,000    $  1,614

Construction (0.6%):

Nippon Comsys Corp.                         38,000         735
Sekisui House Ltd.                          68,000         623

                                                         1,358

Cosmetics & Related (0.6%):

KAO Corp.                                   45,000       1,370

Electronic & Electrical -- General (6.5%):

Canon, Inc.                                 26,000       1,188
Fanuc                                       26,200       2,744
Mabuchi Motor                               10,000       1,101
Murata Manufacturing Co. Ltd.               16,000       3,109
NEC Corp.                                   24,000         653
Secom                                       19,000       1,593
Sharp Corp.                                110,000       2,122
Sony Corp.                                  14,200       1,631

                                                        14,141

Electronic Components/
   Instruments (0.2%):

Softbank Corp.                               1,800         443

Financial Services (0.4%):

Daiwa Securities Group, Inc.                59,000         901

Health & Personal Care (0.5%):

Terumo                                      35,000       1,059

Insurance (0.5%):

Tokio Marine & Fire Insurance Co.          105,000       1,024

Machinery & Equipment (1.0%):

Daifuku Co. Ltd.                            85,000         839
Makino Milling Machine Co.                 140,000       1,394

                                                         2,233

Manufacturing -- Capital Goods (0.6%):

Taiyo Yuden Co. Ltd.                        19,000       1,345

Paper and Forest Products (0.6%):

Hokuetsu Paper Mills Ltd.                   92,000         664
Rengo Co. Ltd.                             103,000         591

                                                         1,255

Pharmaceuticals (0.4%):

Takeda Chemical Industries                  15,000         987

Retail (3.2%):

Fast Retailing Co. Ltd.                      4,200       1,850
Ryohin Keikaku Ltd.                          9,100       1,688
Seven-Eleven Japan Co. Ltd.                 26,000       3,200

                                                         6,738

Telecommunication Services (0.4%):

Bellsystem 24, Inc.                          1,350         933

Telecommunications -- Equipment (0.6%):

Matsushita Communications
   Industries                                9,000       1,411

Utilities -- Telecommunications (3.2%):

Nippon Telegraph & Telephone Corp.             154       1,909
NTT Data Corp.                                 149       1,985
NTT Mobile Communications
   Network, Inc.                                87       2,907

                                                         6,801

Total Japan                                             55,171

Malaysia (0.4%):

Automobiles (0.3%):

Oriental Holdings Berhad                   275,000         655

Commercial Banking (0.0%):

AMMB Holdings Berhad                        12,000          45

Entertainment (0.0%):

Resorts World Behard                        24,000          78

Telecommunications (0.1%):

Telekom Malaysia                            50,000         174

Total Malaysia                                             952

Mexico (0.8%):

Financial Services (0.3%):

Grupo Financiero Bancomer, Class O (b)   1,550,000         705

Retail (0.2%):

Controladora Comercial Mexicana SA         408,500         438

Telecommunications -- Equipment (0.3%):

Telefonos De Mexico SA, Series L           235,000         694

Total Mexico                                             1,837

Netherlands (7.2%):

Banks (0.5%):

ING Groep NV                                21,050       1,151

Chemicals -- General (0.4%):

Akzo Nobel NV                               22,175         910

Computer Services (0.3%):

Getronics NV                                11,790         705

Computers & Peripherals (0.3%):

CMG PLC                                     10,900         700

Electronic Components/
   Instruments (0.9%):

Philips Electronics NV                      42,260       1,890

Financial Services (0.3%):

Fortis (NL)                                 29,775         750

Food & Dairy Products (0.4%):

Numico NV                                   26,320         981

Food Products (0.2%):

Unilever NV                                  7,550         344

Insurance (0.4%):

Aegon NV                                    12,100         872

Newspapers (0.4%):

VNU NV                                      15,865         851

                                            See notes to financial statements.

International Growth Fund                       April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Oil & Gas Exploration,
   Production & Services (1.7%):

Royal Dutch Petroleum Co.                   56,255    $  3,249
Royal Dutch Petroleum Co., ADR               8,385         481

                                                         3,730

Publishing (0.3%):

Wolters Kluwer CVA                          24,740         585

Semiconductors (0.7%):

STMicroelectronics NV                        8,510       1,628

Telecommunications -- Equipment (0.4%):

Royal KPN NV                                 7,678         776

Total Netherlands                                       15,873

New Zealand (0.1%):

Airline Servicing (0.0%):

Auckland International Airport Ltd.         41,000          45

Household Goods -- Appliances,
   Furnishings & Electronics (0.0%):

Fisher & Paykel Industries Ltd.             15,000          44

Telecommunications (0.1%):

Telecom Corp. of New Zealand Ltd.           48,650         207

Total New Zealand                                          296

Norway (0.3%):

Environmental Control (0.3%):

Tomra Systems ASA                           34,000         703

Total Norway                                               703

Philippines (0.1%):

Banks (0.1%):

Bank of Phillippine Islands                 57,500         129

Total Philippines                                          129

Poland (0.1%):

Oil-Integrated Companies (0.1%):

Polski Koncern Naftowy (b)                  50,000         249

Total Poland                                               249

Portugal (0.2%):

Telecommunications --
   Equipment (0.2%):

PT Multimedia Servicos (b)                   7,200         504

Total Portugal                                             249

Russia (0.2%):

Oil & Gas Transmission (0.1%):

OAO Gazprom, ADR                            40,000         265

Oil-Integrated Companies (0.1%):

Lukoil Holding, ADR                          3,100         187

Total Russia                                               452

Singapore (0.9%):

Airlines (0.2%):

Singapore Airlines Ltd.                     34,000         352

Banks (0.1%):

Overseas-Chinese Banking Corp.              30,450         209

Conglomerates (0.0%):

Keppel Corp.                                47,000         109

Electronics (0.3%):

Natsteel Electronics Ltd.                  109,000         625

Engineering (0.1%):

Singapore Technologies Engineering Ltd.    128,000         180

Medical Services -- Hospital
   Management & Nursing Homes (0.0%):

Parkway Holdings                            33,000          95

Real Estate (0.1%):

City Developments Ltd.                      27,000         123
Pacific Century Region
   Developments Ltd.                        16,000         133

                                                           256

Transportation (0.1%):

Neptune Orient Lines (b)                   182,218         163

Total Singapore                                          1,989

South Africa (0.8%):

Banks (0.3%):

ABSA Group Ltd.                            210,000         744

Computers & Peripherals (0.3%):

Comparex Holdings Ltd.                     250,000         374
Datatec Ltd.                                27,500         200

                                                           574

Diversified (0.2%):

Rembrandt Group Ltd.                        57,000         442

Total Singapore                                          1,760

South Korea (1.2%):

Electronic & Electrical -- General (0.5%):

Samsung Electronics, GDR                     7,746       1,225

Telecommunications -- Equipment (0.5%):

Hanaro Telecom Inc., ADR (b)                 8,100          64
Korea Telecom, ADR                          30,690       1,059

                                                         1,123

Utilities --Electric (0.2%):

Korea Electric Power Corp., ADR             24,150         395

Total South Korea                                        2,743

Spain (2.4%):

Banks (0.9%):

Banco Bilbao Vizcaya SA                    102,233       1,397
Banco Santander Central Hispano SA          66,110         691

                                                         2,088

Travel Services (0.3%):

Amadeus Global Travel Distribution,
   Class A (b)                              61,740         765

Utilities --Telecommunications (1.2%):

Telefonica SA (b)                          109,580       2,445

Total Spain                                              5,298

                                            See notes to financial statements.

International Growth Fund                       April 30, 2000

(Amounts in Thousands, Except Shares)              (Unaudited)

                                         Shares or
                                         Principal      Market
Security Description                        Amount       Value

Sweden (3.3%):

Insurance (0.4%):

Skandia Forsakrings AB                      16,950    $    812

Retail (0.4%):

Hennes & Mauritz AB, B Class                32,750         871

Telecommunications -- Equipment (2.5%):

Ericsson LM, Class B                        62,470       5,561

Total Sweden                                             7,244

Switzerland (2.6%):

Banks (0.1%):

Credit Suisse Group, Registered                944         171

Commercial Services (0.4%):

Adecco SA Registered Shares                    975         802

Food Processing & Packaging (0.3%):

Nestle SA, Registered Shares                   318         562

Pharmaceuticals (1.8%):

Novartis AG, Registered                      1,740       2,436
Roche Holding AG                               159       1,664

                                                         4,100

Total Switzerland                                        5,635

Taiwan (1.2%):

Computers & Peripherals (0.3%):

Asustek Computer Inc., GDR                  19,244         254
Powerchip Semiconductor, GDR (b)            22,250         512

                                                           766

Electronic Components/
   Instruments (0.1%):

Winbond Electronics Corp., GDR (b)           7,000         216

Semiconductors (0.4%):

Taiwan Semiconductor, ADR (b)               16,404         858

Steel -- Producers (0.0%):

China Steel Corp., ADR, Series 144A (b)      7,620         108

Textile Manufacturing (0.4%):

Far Eastern Textile, GDR (b)                38,700         776

Total Taiwan                                             2,724

Thailand (0.1%):

Financial Services (0.0%):

ABN Amro Asia Securities PCL                54,100          44

Petrochemicals (0.1%):

National Petrochemical PLC                  92,700         106

Total Thailand                                             150

Turkey (0.4%):

Banks (0.2%):

Yapi ve Kredi Bankasi AS                14,497,738         462

Diversified (0.0%):

Sabanci Holding AS                       4,420,000          72

Home Furnishings (0.1%):

Vestel Elektronik Sanayi (b)               650,000         245

Investment Company (0.1%)

Dogan Yayin Holding (b)                  6,000,000         145

Total Turkey                                               924


Total Common Stocks (Cost $171,058)                    208,588

Convertible Bonds (0.5%)

Banks (0.5%):

Mitsubishi Bank International Finance
   Bermuda, 3.00%, 11/30/02               $    943       1,008

Total Convertible Bonds (Cost $943)                      1,008

Foreign Bond (0.1%)

Italy (0.1%):

Utilities -- Telecommunications (0.1%):

Tecnost International                      166,489         155

Total Foreign Bond (Cost $139)                             155

Total Investments (Cost $183,387) (a) -- 100.4%        220,998

Liabilities in excess of other assets -- (0.4)%           (780)

TOTAL NET ASSETS -- 100.0%                            $220,218

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation                                $30,990
Unrealized depreciation                                 (2,371)

Net unrealized appreciation                            $28,619

(b) Non-income producing securities.

ADR -- American Depository Receipts

GDR -- Global Depository Receipts

At April 30, 1999, the Fund's open forward foreign currency contracts were as follows:

                                                  Unrealized
                  Delivery   Contract   Market   Appreciation/
Currency            Date       Value     Value   Depreciation

Short Contracts:
Australian
   Dollar          5/2/00       $  2         2        --
British Pound      5/3/00        301       298      $  3
Euro Dollar        5/2/00         59        59        --
                   5/31/00       112       111         1

Hong Kong
   Dollar          5/2/00         46        47        (1)
Thailand Baht      5/2/00          3         3        --
Japanese Yen       5/2/00         10        10        --

Total Short
Contracts                       $533      $530      $  3

Long Contracts:
Euro Dollar        5/31/00      $541      $525      $(16)

Total Long
Contracts                       $541      $525      $(16)

                                            See notes to financial statements.

                          Statements of Assets and Liabilities
The Victory Portfolios                          April 30, 2000

(Amounts in Thousands, Except Per Share Amounts)   (Unaudited)


                                                                                  Ohio           Small
                                                                 Special          Regional       Company          International
                                                                 Value            Stock          Opportunity      Growth
                                                                 Fund             Fund           Fund             Fund
ASSETS:
Investments, at value (Cost $179,657; $5,066;
   $97,145 & $183,387)                                           $207,087         $10,566        $121,325         $220,998
Repurchase agreements at amortized cost                            20,000              --           6,000               --
Foreign currency (cost $132)                                           --              --              --              131
Interest and dividends receivable                                     146               5              96              308
Receivable from affiliates                                             16              --               2               22
Receivable for capital shares issued                                   --              --               1               22
Receivable from brokers for investments sold                        2,038              --             318            1,714
Receivable for foreign exchange contracts                              --              --              --                3
Reclaims receivable                                                    --              --              --              194
Prepaid expenses and other assets                                      37              14              27               13

         Total Assets                                             229,324          10,585         127,769          223,405

LIABILITIES:
Payable for capital shares redeemed                                    --               5              --              285
Payable to brokers for investments purchased                        1,240              --              --            2,521
Payable for forward currency contracts purchased                       --              --              --               16
Payable for return of collateral received                          23,296              --          11,659               --
Accrued expenses and other payables:
     Investment advisory fees                                         132               7              58              237
     Administration fees                                               37              --               1                5
     Custodian fees                                                     8               2               6               54
     Accounting fees                                                    2               1               2               --
     Transfer agent fees                                               40              12              37               38
     Shareholder service fees -- Class A                               37               3               8               14
     12b-1 fees -- Class G                                             --              --              45               17
     Other                                                             18               3              24               --

         Total Liabilities                                         24,810              33          11,840            3,187

NET ASSETS:
Capital                                                           159,155           5,068          84,560          166,917
Undistributed (distributions in excess of)
   net investment income                                               43             (16)           (190)          (1,303)
Net unrealized appreciation/depreciation from investments          27,430           5,500          24,180           34,750
Net unrealized appreciation/depreciation from translation
   of assets and liabilities in foreign currencies                     --              --              --            2,830
Accumulated undistributed net realized gains (losses)
   from investment and foreign currency transactions               17,886              --           7,379           17,024

         Net Assets                                              $204,514         $10,552        $115,929         $220,218

Net Assets
     Class A                                                     $204,502         $10,552        $ 22,452         $177,426
     Class G                                                           12              --          93,477           42,792

         Total                                                   $204,514         $10,552        $115,929         $220,218

Outstanding units of beneficial interest (shares)
     Class A                                                       14,271           1,921             959           10,974
     Class G                                                            1              --           4,003            2,655

         Total                                                     14,272           1,921           4,962           13,629

Net asset value
     Redemption price per share -- Class A                       $  14.33         $  5.49        $  23.41         $  16.17
     Redemption price per share -- Class G                          14.30              --        $  23.35         $  16.12

Maximum sales charge                                                 5.75%           5.75%           5.75%            5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value
   adjusted to nearest cent) -- Class A                          $  15.20         $  5.82        $  24.84         $  17.16


                                            See notes to financial statements.

                                           Statements of Operations
The Victory Portfolios      For the Six Months Ended April 30, 2000

(Amounts in Thousands)                                  (Unaudited)


                                                                                   Ohio            Small
                                                                   Special         Regional        Company         International
                                                                   Value           Stock           Opportunity     Growth
                                                                   Fund            Fund            Fund            Fund
Investment Income:
Interest income                                                    $   160         $     8         $    39         $   279
Dividend income                                                      1,645             184             588           1,043
Securities Lending                                                      16              --              10              --
Foreign tax withholding                                                 --              --              (1)           (113)

     Total Income                                                    1,821             192             636           1,209

Expenses:
Investment advisory fees                                               880              61             413           1,189
Administration fees                                                    155              12              99             162
Shareholder service fees -- Class A                                    255              20              41             212
Shareholder service fees and 12b-1 fees -- Class B                       1               2              --               2
12b-1 fees -- Class G                                                   --              --             246             107
Accounting fees                                                         39              21              25              44
Custodian fees                                                          40               7              15             226
Legal and audit fees                                                    11               2               6              10
Trustees' fees and expenses                                              2              --              --               7
Transfer agent fees                                                     55              18              10              37
Registration and filing fees                                            27               6              24              17
Printing fees                                                            8               2               8              13
Other                                                                   11               2              11               6

     Total Expenses                                                  1,484             153             898           2,032

Expenses voluntarily reduced by advisor                                (28)             (6)            (72)            (69)

     Expenses before reimbursement from distributor                  1,456             147             826           1,963
     Expenses reimbursed by distributor                                (64)             (3)             --              (6)

     Net Expenses                                                    1,392             144             826           1,957

Net Investment Income (Loss)                                           429              48            (190)           (748)

Realized/Unrealized Gains (Losses) from Investments and Foreign Currencies:

Net realized gains (losses) from investment transactions            18,657           6,043          14,253          17,664
Net realized gains (loss) from foreign currency transactions            --              --              --            (489)
Net change in unrealized appreciation/depreciation
   from investments                                                 11,038          (5,251)           (444)            383
Net change in unrealized appreciation/depreciation from
   translation of assets and liabilities in foreign currencies          --              --              --             (42)

Net realized/unrealized gains (losses) from
   investments and foreign currencies                               29,695             792          13,809          17,516

Change in net assets resulting from operations                     $30,124         $   840         $13,619         $16,768


                                            See notes to financial statements.

The Victory Portfolios     Statements of Changes in Net Assets

(Amounts in Thousands)                             (Unaudited)


                                    Special             Ohio Regional            Small Company                 International
                                    Value Fund          Stock Fund               Opportunity Fund              Growth Fund

                               Six                   Six                   Six                              Six
                               Months    Year        Months    Year        Months    Period      Year       Months    Year
                               Ended     Ended       Ended     Ended       Ended     Ended       Ended      Ended     Ended
                               April 30, October 31, April 30, October 31, April 30, October 31, March 31,  April 30, October 31,
                               2000      1999        2000      1999        2000      1999<F1>    1999       2000      1999
From Investment Activities:
Operations:
     Net investment
       income (loss)           $    429  $   1,414   $     48  $    300    $   (190) $   (311)   $    622   $   (748) $    (517)
     Net realized gains/
       (losses) from
       investment
       transactions              18,657     12,285      6,043     8,475      14,253     1,814      (7,458)    17,664     21,931
     Net realized (losses)
       from foreign
       currency
       transactions                  --         --         --        --         --        --          --       (489)       (443)
     Net change in
       unrealized
       appreciation/
       depreciation
       from investments          11,038    (10,033)    (5,251)  (10,275)       (444)    2,716     (37,144)       383     25,042
     Net change in
       unrealized
       appreciation/
       depreciation
       from translation
       of assets and
       liabilities in
       foreign currencies            --         --         --        --          --        --          --        (42)        (6)

Change in net assets
   resulting
   from operations               30,124      3,666        840    (1,500)     13,619     4,219     (43,980)    16,768     46,007

Distributions to
   Shareholders:
     From net investment
       income
         Class A                   (443)    (1,724)       (75)     (295)         --        --          --         --         --
         Class G                     --         --         --        --          --        --        (890)        --         --
     From net realized
       gains from
       investment transactions  (13,039)   (14,036)   (14,519)   (4,990)         --        --      (6,817)   (21,077)    (4,776)

Change in net assets
   From distributions
   to shareholders              (13,482)   (15,760)   (14,594)   (5,285)         --        --      (7,707)   (21,077)    (4,776)

Capital Transactions:
     Proceeds from
       shares issued             16,808     38,223      1,120     3,704      20,231    33,493     163,831     87,034    151,295
     Proceeds from shares
       exchanged from Class B     1,190         --        535        --          --        --          --        938        938
     Proceeds from shares
       issued in connection
       with acquisition              --         --         --        --          --        --      70,516         --     29,076
     Dividends reinvested        11,176     13,171     10,522     3,610          --        --       7,587     13,953      3,192
     Cost of shares redeemed    (73,715)  (154,595)   (11,599)  (18,920)    (74,935)  (71,046)   (175,583)   (63,614)  (172,483)
     Cost of shares
       exchanged
       to Class A                (1,190)        --       (535)       --                                         (938)      (938)

Change in net assets from
   capital transactions         (45,731)  (103,201)        43   (11,606)    (54,704)  (37,553)     66,351     37,373     11,080

Change in net assets            (29,089)  (115,295)   (13,711)  (18,391)    (41,085)  (33,334)     14,664     33,064     52,311

Net Assets:
     Beginning of period        233,603    348,898     24,263    42,654     157,014   190,348     175,684    187,154    134,843

     End of period             $204,514  $ 233,603   $ 10,552  $ 24,263    $115,929  $157,014  $  190,348   $220,218  $ 187,154

Share Transactions:
     Issued                       1,241      2,803         80       201         922     1,512       6,944      5,147     10,645
     Issued in connection
       with exchange
       from Class B                 101         --         53        --          --        --          --         58         --
     Issued in connection
       with acquisition              --         --         --        --          --        --       3,124         --      2,363
     Reinvested                     849        993      1,418       193          --        --         305        880        228
     Redeemed                    (5,662)   (11,530)    (1,005)   (1,031)     (3,418)   (3,245)     (7,479)    (3,741)   (12,116)
     Redeemed in
       connection with
       exchange to Class A         (101)        --        (53)       --          --        --          --        (58)        --

Change in shares                 (3,572)    (7,734)       493      (637)     (2,496)   (1,733)      2,894      2,286      1,120


<F1> For the period April 1, 1999 through October 31, 1999.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                           Special Value Fund

                                                                                                                  Class G
                                                                       Class A Shares                             Shares

                                             Six                                                                  December 21,
                                             Months        Year          Year          Year         Year          1999
                                             Ended         Ended         Ended         Ended        Ended         through
                                             April 30,     October 31,   October 31,   October 31,  October 31,   April 30,
                                             2000          1999          1998          1997         1996<F4>      2000<F8>
                                             (Unaudited)                                                          (Unaudited)
Net Asset Value, Beginning of Period         $  13.09      $  13.64      $  16.68      $  14.15     $  12.15      $  12.48

Investment Activities
     Net investment income (loss)                0.03          0.07          0.09          0.10         0.12            --
     Net realized and
       unrealized gains
       (losses) on investments                   1.99          0.04         (1.79)         3.50         2.33          1.82

         Total from
            Investment Activities                2.02          0.11         (1.70)         3.60         2.45          1.82

Distributions
     Net investment income                      (0.03)        (0.08)        (0.09)        (0.12)       (0.11)           --
     Net realized gains                         (0.75)        (0.58)        (1.25)        (0.95)       (0.34)           --

         Total Distributions                    (0.78)        (0.66)        (1.34)        (1.07)       (0.45)           --

Net Asset Value, End of Period               $  14.33      $  13.09      $  13.64      $  16.68     $  14.15      $  14.30

Total Return (excludes sales charges)           15.94%<F2>     0.80%       (11.22)%       27.05%       20.60%        14.72%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $204,502      $232,272      $346,962      $420,020     $289,460      $     12
Ratio of expenses to
   average net assets <F7>                       1.34%<F3>     1.43%         1.40%         1.37%        1.37%         1.59%<F3>
Ratio of net investment income
   (loss) to average net assets <F7>             0.39%<F3>     0.51%         0.56%         0.65%        0.88%        (0.08)%<F3>
Ratio of expenses to
   average net assets<F1>                        1.43%<F3>     1.53%         1.51%         <F6>         1.40%        59.05%<F3>
Ratio of net investment income
   (loss) to average net assets<F1>              0.30%<F3>     0.41%         0.45%         <F6>         0.85%       (57.54)%<F3>
Portfolio turnover <F5>                            29%           43%           44%           39%          55%           29%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 1, 1996, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> There were no voluntary fee reductions during the period.

<F7> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.60% until at least February 28, 2001.

<F8> Period from commencement of operations.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                           Ohio Regional Stock Fund

                                                      Six
                                                      Months         Year          Year           Year         Year
                                                      Ended          Ended         Ended          Ended        Ended
                                                      April 30,      October 31,   October 31,    October 31,  October 31,
                                                      2000           1999          1998           1997         1996<F2>
                                                      (Unaudited)
Net Asset Value, Beginning of Period                  $ 17.00        $ 20.67       $ 23.56        $ 17.95      $ 15.94

Investment Activities
     Net investment income (loss)                        0.02           0.18          0.18           0.14         0.14
     Net realized and unrealized gains
       (losses) from investments                         0.87          (1.26)        (0.80)          5.96         2.62

         Total from Investment Activities                0.89          (1.08)        (0.62)          6.10         2.76

Distributions
     Net investment income                              (0.05)         (0.17)        (0.17)         (0.14)       (0.14)
     Net realized gains                                (12.35)         (2.42)        (2.10)         (0.35)       (0.36)
     In excess of net realized gains                       --             --            --             --        (0.25)

         Total Distributions                           (12.40)         (2.59)        (2.27)         (0.49)       (0.75)

Net Asset Value, End of Period                        $  5.49        $ 17.00       $ 20.67        $ 23.56      $ 17.95

Total Return (excludes sales charges)                    6.33%<F3>     (6.31)%       (3.13)%        34.61%       17.79%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $10,552        $23,529       $41,653        $53,703      $45,294
Ratio of expenses to average net assets                  1.74%<F4>      1.39%         1.26%          1.26%        1.39%
Ratio of net investment income
   (loss) to average net assets                          0.43%<F4>      0.92%         0.76%          0.67%        0.79%
Ratio of expenses to average net assets<F1>              1.81%<F4>      1.48%         1.37%          1.26%        1.40%
Ratio of net investment income
   (loss) to average net assets<F1>                      0.36%<F4>      0.83%         0.65%          0.67%        0.78%
Portfolio turnover                                         --              2%            6%             8%           6%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                             Small Company Opportunity Fund

                                                                                     Class A Shares

                                                                       Six             April 1,        March 26,
                                                                       Months          1999            1999
                                                                       Ended           to              to
                                                                       April 30,       October 31,     March 31,
                                                                       2000            1999            1999<F3><F4>
                                                                       (Unaudited)
Net Asset Value, Beginning of Period                                   $ 21.08         $ 20.71         $ 20.23

Investment Activities
    Net investment income (loss)                                         (0.02)<F2>      (0.01)             --
    Net realized and unrealized gains (losses) on investments             2.35            0.38            0.48

         Total from Investment Activities                                 2.33            0.37            0.48

Distributions
    Net investment income                                                   --              --              --
    Net realized gains                                                      --              --              --

         Total Distributions                                                --              --              --

Net Asset Value, End of Period                                         $ 23.41         $ 21.08         $ 20.71

Total Return (excludes sales charges)                                    11.05%<F6>       1.79%<F6>       2.37%<F6>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                        $22,452         $51,599         $64,587
Ratio of expenses to average net assets <F5>                              1.12%<F7>       0.98%<F7>       0.98%<F7>
Ratio of net investment income (loss) to average net assets <F5>         (0.16)%<F7>      0.09%<F7>       1.50%<F7>
Ratio of expenses to average net assets<F1>                               1.23%<F7>       1.17%<F7>       1.19%<F7>
Ratio of net investment income (loss) to average net assets<F1>          (0.27)%<F7>     (0.28)%<F7>      1.29%<F7>
Portfolio turnover <F8>                                                     11%             16%             30%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F5> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.30% until at least April 1, 2001.

<F6> Not annualized

<F7> Annualized

<F8> Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

<F9> There were no fee reductions during the period.



                                                             Small Company Opportunity Fund

                                                                      Class G Shares

                           Six          April 1,                                                          Eleven
                           Months       1999          Year         Year         Year         Year         Months       Year
                           Ended        to            Ended        Ended        Ended        Ended        Ended        Ended
                           April 30,    October 31,   March 31,    March 31,    March 31,    March 31,    March 31,    April 30,
                           2000         1999          1999<F4>     1998         1997         1996         1995         1994
                           (Unaudited)
Net Asset
  Value,
  Beginning
  of Period                $ 21.04      $  20.71      $  27.89     $  22.77     $  22.26     $  18.10     $ 18.35      $ 17.55

Investment
  Activities
    Net investment
      income (loss)          (0.05)        (0.06)         0.10         0.23         0.20         0.19        0.13         0.08
    Net realized and
      unrealized gains
      (losses) on
      investments             2.36          0.39         (6.06)        8.72         2.52         4.73        0.18         1.59

         Total from
           Investment
           Activities         2.31          0.33         (5.96)        8.95         2.72         4.92        0.31         1.67

Distributions
  Net investment
    income                      --            --         (0.14)       (0.27)       (0.17)       (0.18)      (0.12)       (0.07)
  Net realized gains            --            --         (1.08)       (3.56)       (2.04)       (0.58)      (0.44)       (0.80)

         Total
           Distributions        --            --         (1.22)       (3.83)       (2.21)       (0.76)      (0.56)       (0.87)

Net Asset Value,
  End of Period            $ 23.35      $  21.04      $  20.71     $  27.89     $  22.77     $  22.26     $ 18.10      $ 18.35

Total Return
  (excludes
  sales charges)             10.98%<F6>     1.59%<F6>   (22.08)%      42.02%       12.46%       28.00%       1.75%<F6>    9.75%

Ratios/Supplemental
  Data:
Net Assets,
  End of Period (000)      $93,477      $105,415      $125,761     $175,684     $114,451     $102,979     $84,738      $83,297
Ratio of expenses to
  average net
  assets <F5>                 1.30%<F7>     1.29%<F7>     1.30%        1.31%        1.36%        1.41%       1.37%<F7>    1.38%
Ratio of net
  investment income
  (loss) to average
  net assets <F5>            (0.33)%<F7>    0.39%<F7>     0.41%        0.86%        0.90%        0.95%       0.84%<F7>    0.47%
Ratio of expenses to
  average net assets<F1>      1.41%<F7>     1.47%<F7>     <F9>         <F9>         <F9>         <F9>        <F9>         <F9>
Ratio of net
  investment income
  (loss) to average
  net assets<F1>             (0.44)%<F7>   (0.58)%<F7>    <F9>         <F9>         <F9>         <F9>        <F9>         <F9>
Portfolio turnover <F8>         11%           16%           30%          42%          35%          24%         32%          40%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F5> Effective February 28, 2000, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.30% until at least April 1, 2001.

<F6> Not annualized

<F7> Annualized

<F8> Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

<F9> There were no fee reductions during the period.


                                            See notes to financial statements.

The Victory Portfolios                    Financial Highlights


                                                                International Growth Fund

                                                         Class A Shares                                   Class G Shares

                           Six                                                                        Six           March 26,
                           Months        Year        Year         Year        Year        Year        Months        1999
                           Ended         Ended       Ended        Ended       Ended       Ended       Ended         through
                           April 30,     October 31, October 31,  October 31, October 31, October 31, April 30,     October 31,
                           2000          1999        1998         1997        1996<F3>    1995<F10>   2000          1999<F8><F9>
                           (Unaudited)                                                                (Unaudited)
Net Asset Value,
   Beginning of Period     $  16.51      $  13.19    $  13.31     $  13.01    $  12.33    $  13.32    $ 16.48       $ 13.73

Investment Activities
     Net investment
        income (loss)         (0.05)        (0.05)       0.07<F2>     0.09        0.08        0.05      (0.05)        (0.03)
     Net realized and
        unrealized gains
        (losses) from
        investments and
        foreign currencies     1.55          3.85        0.65         0.67        0.62       (0.42)      1.53          2.78

         Total from
            Investment
            Activities         1.50          3.80        0.72         0.76        0.70       (0.37)      1.48          2.75

Distributions
     Net investment income       --            --       (0.06)       (0.01)      (0.02)         --         --            --
     Net realized gains       (1.84)        (0.48)      (0.78)       (0.45)         --       (0.55)     (1.84)           --
     Tax return of capital       --            --          --           --          --       (0.07)        --            --

         Total
            Distributions     (1.84)        (0.48)      (0.84)       (0.46)      (0.02)      (0.62)     (1.84)           --

Net Asset Value,
   End of Period           $  16.17      $  16.51    $  13.19     $  13.31    $  13.01    $  12.33    $ 16.12       $ 16.48

Total Return
   (excludes
   sales charges)              9.27%<F4>    29.43%       5.79%        6.04%       5.65%      (2.50)%     9.16%<F4>    20.03%<F4>

Ratios/Supplemental Data:
Net Assets,
   End of Period (000)     $177,426      $149,193    $134,491     $106,189    $121,517    $106,477    $42,792       $37,322
Ratio of expenses to
   average net assets<F6>      1.76%<F5>     1.75%       1.71%        1.69%       1.73%       1.53%      1.99%<F5>     2.00%<F5>
Ratio of net investment
   income (loss) to
   average net assets <F6>    (0.66)%<F5>   (0.32)%      0.55%        0.63%       0.64%       0.75%     (0.88)%<F5>   (1.79)%<F5>
Ratio of expenses to
   average net assets<F1>      1.82%<F5>     1.88%       1.82%        1.69%       1.75%       1.65%      2.07%<F5>     2.24%<F5>
Ratio of net investment
   income (loss) to
   average net assets<F1>     (0.72)%<F5>    (.45)%      0.44%        0.63%       0.62%       0.63%     (0.96)%<F5>   (2.03)%<F5>
Portfolio turnover <F7>          40%          106%         86%         116%        178%         68%        40%          106%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Calculated using average shares for the period.

<F3>  Effective March 1, 1996, the Fund designated the existing shares as
      Class A Shares and commenced offering Class B Shares

<F4>  Not annualized

<F5>  Annualized.

<F6>  Effective December 15, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 2.00% until at least April 1, 2001.

<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8>  Period from commencement of operations.

<F9>  Effective March 26, 1999, the Gradison International Fund merged into the Victory International Growth Fund.

<F10> Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the International Growth Fund Financial highlights for the periods prior to June 5, 1995 represent the International Growth Portfolio.


                                            See notes to financial statements.

                                           Statements of Cash Flows
The Victory Portfolios      For the Six Months Ended April 30, 2000

(Amounts in Thousands)                                  (Unaudited)


                                                                        Limited                      Investment
                                                                        Term           Intermediate  Quality
                                                                        Income         Income        Bond           Balanced
                                                                        Fund           Fund          Fund           Fund
Increase (decrease) in cash
Cash Flows from Operating Activities:
Net Investment Income                                                   $   1,167      $   5,984     $   3,840      $     4,967

Adjustments to reconcile net investment income to net cash
   provided by operating activities:
       Purchases of investment securities                                (262,706)      (535,445)     (291,348)      (1,800,419)
       Proceeds from disposition of investments securities                269,491        562,078       316,172        1,842,408
       Decrease (increase) in investments purchased
         with cash collateral from securities lending                       3,501        (12,817)      (12,091)           2,245
       Decrease (increase) in dividends, interest, and
          other receivables                                                   152           (455)          110              143
       Increase (decrease) in payable for return of
          collateral received from securities lending                      (3,501)        12,817        12,091           (2,245)
       Increase (decrease) in accrued expenses and other payables              (1)           (58)          (59)             (71)
       Net amortization/accretion from investments                             --             --           (12)             (15)

     Net cash provided by operating activities                              8,103         32,104        28,703           47,013

Cash Flows from Financing Activities:
Proceeds from shares issued                                                 2,429         15,768         9,746           63,827
Cost of shares redeemed                                                    (9,631)       (45,976)      (37,036)        (105,162)
Cash distributions paid                                                      (575)        (1,896)       (1,413)          (5,541)

     Net cash used in financing activities                                 (7,777)       (32,104)      (28,703)         (46,876)

Increase (decrease) in cash                                                   326             --            --              137

Cash:
     Beginning balance                                                         --             --            --               --

     Ending Balance                                                     $     326      $      --     $      --      $       137

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $595, $4,154, $2,514, and $37,355.


                                            See notes to financial statements.

                                           Statements of Cash Flows
The Victory Portfolios      For the Six Months Ended April 30, 2000

(Amounts in Thousands)                                  (Unaudited)


                                                                                                                     Small
                                                                     Diversified     Stock            Special        Company
                                                                     Stock           Index            Value          Opportunity
                                                                     Fund            Fund             Fund           Fund
Increase (decrease) in cash
Cash Flows from Operating Activities:
Net Investment Income (loss)                                         $       192     $     4,520      $     429      $    (190)

Adjustments to reconcile net investment income to net cash
   provided by operating activities:
       Purchases of investment securities                             (2,529,890)     (6,428,948)      (754,598)      (181,814)
       Proceeds from disposition of investments securities             2,615,688       6,424,271        813,405        237,061
       (Increase) decrease in investments purchased
          with cash collateral from securities lending                  (130,823)         13,529          1,527          4,421
       Decrease (increase) in dividends, interest,
          and other receivables                                             (258)          2,013             64             13
       Increase in payable for return of collateral received from
         securities lending                                              130,823         (13,529)        (1,527)        (4,421)
       Increase (decrease) in accrued expenses and other payables             27              81            (45)           (53)
       Net amortization/accretion from investments                                          (153)            --             --

     Net cash provided by (used in) operating activities                  85,759           1,784         59,255         55,017

Cash Flows from Financing Activities:
Proceeds from shares issued                                              177,723          86,278         16,812         20,266
Cost of shares redeemed                                                 (240,210)        (85,363)       (73,761)       (75,283)
Cash distributions paid                                                  (23,231)         (2,699)        (2,306)            --

     Net cash (used in) provided by financing activities                 (85,718)         (1,784)       (59,255)       (55,017)

Increase (decrease) in cash                                                   41              --             --             --

Cash:
     Beginning balance                                                        18              --             --             --

     Ending Balance                                                  $        59     $        --      $      --      $      --

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $154,383, $11,176, $30,986, and $0.


                                            See notes to financial statements.

Notes to Financial Statements
The Victory Portfolios     April 30, 2000

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Government Mortgage Fund, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, Real Estate Investment ("REI") Fund, Value Fund, Lakefront Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Ohio Regional Stock Fund, Small Company Opportunity Fund, and the International Growth Fund, (collectively, the "Funds").

The U.S. Government Obligations Fund is authorized to issue two classes of shares: Investor Shares and Select Shares. The Intermediate Income Fund, Fund for Income, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Convertible Securities Fund, Real Estate Investment Fund, Value Fund, Established Value, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, and the International Growth Fund are authorized to issue two classes of shares: Class A Shares and Class G Shares. The Balanced Fund and the Diversified Stock Fund are authorized to issue three classes of shares: Class A Shares, Class B Shares, and Class G shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The U.S. Government Obligations Fund and the Prime Obligations Fund seek to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The Intermediate Income Fund and the Investment Quality Bond Fund seek to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Securities Fund seeks to provide a high level of current income together with long-term capital appreciation. The REI Fund seeks to provide total return through investments in real estate-related securities. The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Lakefront Fund seeks to provide long-term growth of capital and income. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Ohio Regional Stock Fund and the Small Company Opportunity Fund seek to provide capital appreciation. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk.

2. Reorganizations:

December 1, 1999, the Board of Directors of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Special Value Fund, the National Municipal Bond Fund, the New York Tax-Free Fund, and the Ohio Municipal Bond Fund. This transfer was completed on February 25, 2000.

The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with the Gradison Custodian Trust, the Gradison-McDonald Municipal Custodian Trust and the Gradison Growth Trust (collectively, the "Gradison Trusts"). Each Gradison Trust was registered as an open-end investment management company under the 1940 Act. Pursuant to the Agreement, all of the assets and liabilities of the Gradison Government Income Fund, Gradison Ohio Tax-Free Income Fund, Gradison Growth and Income Fund, Gradison Established Value Fund, Gradison International Fund and the Gradison Opportunity Value Fund (collectively, the "Gradison Funds") were transferred individually to separate Funds of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of the corresponding Fund. The Gradison Government Income Fund transferred its assets and liabilities to the Victory Fund for Income. The Gradison Ohio Tax-Free Income Fund transferred its assets and liabilities to the Victory Ohio Municipal Bond Fund. The Gradison Growth and Income Fund transferred its assets and liabilities to the Victory Diversified Stock Fund. The Gradison Established Value Fund transferred its assets and liabilities to the Victory Established Value Fund. The Gradison International Fund transferred its assets and liabilities to the Victory International Growth Fund. The Gradison Opportunity Value Fund transferred its assets and liabilities to the Victory Special Growth Fund. Concurrent with the reorganization, the Victory Special Growth Fund was renamed the Victory Small Company Opportunity Fund. Immediately prior to these transfers, the Victory Fund for Income and Victory Small

                                                Continued

The Victory Portfolios    April 30, 2000

Company Opportunity Fund each effected a reverse stock split to adjust the net asset value per share to equal the net asset value per share of the Gradison Government Income Fund and the Gradison Opportunity Value Fund, respectively. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 26, 1999 for the Victory Fund for Income, Victory Ohio Municipal Bond Fund, Victory Diversified Stock
Fund, Victory International Growth Fund and the Victory Small Company Opportunity Fund, and on April 1, 1999 for the Victory Established Value Fund (the "Effective Date(s) of the Reorganization"), following approval by shareholders of the Gradison Funds at a special shareholder meeting held on March 5, 1999.

For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Victory Fund for Income, Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund, Victory Established Value Fund, Victory International Growth Fund and Victory Small Company Opportunity Fund is that of the Gradison Government Income Fund, Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund, Gradison Established Value Fund, Victory International Growth Fund and Gradison Opportunity Value Fund, respectively.

The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:


                                                                                         Before                   After
                                                                                     Reorganization           Reorganization

                                                                                 Gradison         Victory         Victory
                                                                                 Government       Fund for        Fund for
                                                                                 Income Fund      Income          Income
Class A Shares (000)                                                                   --           3,314            2,426
Class G Shares (000)                                                                   --              --           12,352
----------------------------------------------------------------------------------------------------------------------------
Total Shares (000)                                                                 12,352           3,314           14,778

Class A Shares (000)                                                                   --         $31,894         $ 31,894
Class G Shares (000)                                                                   --              --          162,313
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets (000)                                                           $162,313         $31,894         $194,207

Net Asset Value                                                                  $  13.14              --               --
Class A Shares                                                                         --         $  9.62         $  13.14
Class G Shares                                                                         --              --         $  13.14

Unrealized Appreciation/(Depreciation) (000)                                     $    440         $  (190)        $    250



                                                                                         Before                   After
                                                                                     Reorganization           Reorganization

                                                                                Gradison         Victory          Victory
                                                                                Ohio             Ohio             Ohio
                                                                                Tax-Free         Municipal        Municipal
                                                                                Fund             Bond Fund        Bond Fund
Class A Shares (000)                                                                  --           7,059             7,059
Class G Shares (000)                                                                  --              --            10,429
----------------------------------------------------------------------------------------------------------------------------
Total Shares (000)                                                                 8,885           7,059            17,488

Class A Shares (000)                                                                  --         $83,257          $ 83,257
Class G Shares (000)                                                                  --              --           122,932
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets (000)                                                          $122,932         $83,257          $206,189

Net Asset Value                                                                 $  13.84              --                --
Class A Shares                                                                        --         $ 11.79          $  11.79
Class G Shares                                                                        --              --          $  11.79

Unrealized Appreciation (000)                                                   $  4,805         $ 4,677          $  9,482


                                                Continued

The Victory Portfolios    April 30, 2000


                                                                                         Before                    After
                                                                                     Reorganization            Reorganization

                                                                                Gradison       Victory           Victory
                                                                                Growth &       Diversified       Diversified
                                                                                Income         Stock             Stock
                                                                                Fund           Fund              Fund
Class A Shares (000)                                                                 --            58,119            58,119
Class B Shares (000)                                                                 --             3,883             3,883
Class G Shares (000)                                                                 --                --             4,456
----------------------------------------------------------------------------------------------------------------------------
Total Shares (000)                                                                2,620            62,002            66,458

Class A Shares (000)                                                                 --        $  996,070        $  996,070
Class B Shares (000)                                                                 --            65,343            65,343
Class G Shares (000)                                                                 --                --            76,373
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets (000)                                                          $76,373        $1,061,413        $1,137,786

Net Asset Value                                                                 $ 29.15                --                --
Class A Shares                                                                       --        $    17.14        $     7.14
Class B Shares                                                                       --        $    16.83        $     6.83
Class G Shares                                                                       --                --        $     7.14

Unrealized Appreciation (000)                                                   $16,342        $  156,843        $  173,185



                                                                                         Before                  After
                                                                                     Reorganization          Reorganization

                                                                                 Gradison       Victory        Victory
                                                                                 Established    Established    Established
                                                                                 Value          Value          Value
                                                                                 Fund           Fund           Fund
Class G Shares (000)                                                                   --       N/A              15,233
----------------------------------------------------------------------------------------------------------------------------
Total Shares (000)                                                                 15,233       N/A              15,233

Class G Shares (000)                                                                   --       N/A            $479,568
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets (000)                                                           $479,568       N/A            $479,568

Net Asset Value                                                                  $  31.48       N/A                  --
Class G Shares                                                                         --       N/A            $  31.48

Unrealized Appreciation (000)                                                    $153,283       N/A            $153,283



                                                                                        Before                    After
                                                                                    Reorganization            Reorganization

                                                                                                Victory        Victory
                                                                                 Gradison       International  International
                                                                                 International  Growth         Growth
                                                                                 Fund           Fund           Fund
Class A Shares (000)                                                                  --           9,551          9,551
Class B Shares (000)                                                                  --              39             39
Class G Shares (000)                                                                  --              --          2,363
----------------------------------------------------------------------------------------------------------------------------
Total Shares (000)                                                                 1,848           9,590         11,953

Class A Shares (000)                                                                  --        $131,095       $131,095
Class B Shares (000)                                                                  --             515            515
Class G Shares (000)                                                                  --              --         32,440
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets (000)                                                           $32,440        $131,610       $164,050

Net Asset Value                                                                  $ 17.56              --             --
Class A Shares                                                                        --        $  13.73       $  13.73
Class B Shares                                                                        --        $  13.26       $  13.26
Class G Shares                                                                        --              --       $  13.73

Unrealized Appreciation (000)                                                    $ 3,364        $ 17,987       $ 21,351


                                                Continued

The Victory Portfolios    April 30, 2000


                                                                                         Before                    After
                                                                                     Reorganization            Reorganization

                                                                                                                 Victory
                                                                                 Gradison        Victory         Small
                                                                                 Opportunity     Special         Company
                                                                                 Value           Growth          Opportunity
                                                                                 Fund            Fund            Fund
Class A Shares (000)                                                                   --           5,824           3,124
Class G Shares (000)                                                                   --              --           6,003
----------------------------------------------------------------------------------------------------------------------------
Total Shares (000)                                                                  6,003           5,824           9,127

Class A Sharess (000)                                                                  --        $ 63,184        $ 63,184
Class G Shares (000)                                                                   --              --         121,427
----------------------------------------------------------------------------------------------------------------------------
Total Net Assets (000)                                                           $121,427        $ 63,184        $184,611

Net Asset Value                                                                  $  20.23              --              --
Class A Shares                                                                         --        $  10.85        $  20.23
Class G Shares                                                                         --              --        $  20.23

Unrealized Appreciation/(Depreciation) (000)                                     $ 20,262        $ (2,393)       $ 17,869


3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles
(GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively "the money market funds") are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature within 397 days, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments of the Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Government Mortgage Fund, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, REI Fund, Value Fund, Lakefront Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Ohio Regional Stock Fund, Small Company Opportunity Fund, Special Value Fund, and the International Growth Fund, (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

                                                Continued

The Victory Portfolios    April 30, 2000

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Repurchase Agreements:

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Forward Currency Contracts:

A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Futures Contracts:

The Balanced Fund, Value Fund, Lakefront Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Ohio Regional Stock Fund, Small Company Opportunity Fund, and International Growth Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These amounts are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities.

Securities Lending:

The U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, Convertible Securities Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund and the REI Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the

                                                Continued

The Victory Portfolios    April 30, 2000

Board of Trustees, Key Trust must maintain the loan collateral at all Times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.
By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. In accordance with GAAP, a statement of cash flows is presented if a Fund recorded collateral assets exceeding 10% of average net assets during the year. Under this guideline, a statement of cash flows is presented for Limited Term Income Fund, Intermediate Term Income Fund, Investment Quality Bond Fund, Balanced Fund, Convertible Securities Fund, Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Ohio Regional Fund and Small Company Opportunity Fund. The following Funds had securities with the following market values on loan as of April 30, 2000 (amounts in thousands):


                                                                            Market Value of
                                                                            Loaned Securities
Limited Term Income Fund                                                    $ 9,499
Intermediate Income Fund                                                     50,561
Investment Quality Bond Fund                                                 30,363
Balanced Fund                                                                56,864
Value Fund                                                                   57,582
Diversified Stock Fund                                                      144,246
Stock Index Fund                                                            108,038
Growth Fund                                                                  38,011
Special Value Fund                                                           23,296
Small Company Opportunity Fund                                               11,659


The loaned securities were fully collateralized by cash, and short-term securities purchased with such cash collateral, as of April 30, 2000.

As disclosed in the Schedule of Investments the Victory Limited Term Income Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$   --                                     Gables Realty Ltd., 6.55%, 10/1/00                                     $   --
    13                                     GMAC , 5.95%, 3/14/03                                                   1,759
 1,948                                     Sprint Cap Corp., 6.38%, 5/1/09                                           247
    18                                     Transcanada Pipeline, 9.88%, 1/1/21                                        22

                                                                                                                  $2,028


As disclosed in the Schedule of Investments the Victory Limited Term Income Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 6.19% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$ 25                                       Leucadia National, 8.25%, 6/15/05                                      $   25
  45                                       Occidental Petroleum, 10.13%, 11/15/01                                     46
  16                                       Pennsylvania Power Co., 7.63%, 7/1/23                                      14
 227                                       Quno Corp, 9.13%, 5/15/05                                                 228
 611                                       Union Pacific 7.05%, 5/15/18                                              572
 633                                       Union Pacific 7.00%, 10/15/06                                             553
  90                                       Waste Management, 8.75%, 5/1/18                                            81
 274                                       Waste Management, 7.65%, 3/15/11                                          232
 355                                       Waste Management, 6.88%, 5/15/09                                          290
  20                                       WMX Technologies, 6.70%, 5/1/01                                            19

                                                                                                                  $2,060


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Victory Intermediate Income Fund invested cash collateral in a Lehman Repurchase
Agreement with an interest rate of 6.11% and a maturity date of 5/1/00 which was collateralized by the following securities
(amounts in thousands):


Shares/Par                                 Description                                                            Market Value

  160                                      Conagra, Inc.                                                          $ 3,110
   70                                      Constellation Energy Group                                               2,375
   19                                      Coors (Adolph), Class B                                                    972
   43                                      Cooper Industries, Inc.                                                  1,474
   59                                      Cvs Corp.                                                                2,610
5,725                                      Newbury Funding, 22.60%, 2/15/30                                         5,152

                                                                                                                  $15,693


As disclosed in the Schedule of Investments the Victory Intermediate Income Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$2,672                                     Amsouth Bancorp, 6.75%, 11/25/05                                       $ 2,557
 2,859                                     Consumers Energy, 6.38%, 2/1/08                                          2,549
    50                                     Raytheon, 8.30%, 3/1/10                                                     49
    74                                     RGS Funding Corp, 9.81%, 12/7/21                                            81
 5,116                                     Star Capital, 6.92%, 6/15/00                                             4,956

                                                                                                                  $10,192


As disclosed in the Schedule of Investments the Victory Balanced Fund invested cash collateral in a Goldman Sachs Repurchase Agreement with an interest rate of 6.14% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$3,347                                     American Home Products, 7.90%, 2/15/00                                 $ 3,369
    84                                     Ford Motor Credit, 5.96%, 5/14/00                                           83
 4,300                                     Pacific Bell, 6.13%, 2/15/08                                             3,884
    83                                     Philip Morris, 9.00%, 1/1/01                                                83
 3,294                                     Proctor & Gamble, 8.50%, 8/10/09                                         3,509
 1,264                                     Santander Financial Issuances, 6.80%, 7/15/05                            1,198

                                                                                                                  $12,126

As disclosed in the Schedule of Investments the Victory Balanced Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 6.19% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$1,020                                     CIA International Telecom, 8.85%, 8/1/04                               $   954
 3,200                                     La Quinta Inns, 7.11%, 10/17/01                                          1,984
   975                                     Province of Buenos Aires, 13.25%, 3/29/10                                  975
   325                                     La Quinta Inns, 7.27%, 2/26/07                                             249
 6,380                                     Southwestern Bell, 6.25%, 7/7/05                                         6,138

                                                                                                                  $10,300


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Victory Balanced Fund invested cash collateral in a Lehman Repurchase Agreement with an interest rate of 6.11% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Shares                                     Description                                                            Market Value
30                                         AMFM, Inc.                                                             $ 1,931
86                                         Comerica, Inc.                                                           3,702
34                                         CommScope, Inc.                                                          1,573
11                                         COMSAT Corp.                                                               262
75                                         Concentric Network Corp.                                                 3,098

                                                                                                                  $10,566


As disclosed in the Schedule of Investments the Victory Balanced Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$   85                                     Coca-Cola Enterprises, 6.75%, 1/15/38                                  $    73
 3,363                                     Commercial Credit, 5.90%, 9/1/03                                         3,180
 3,175                                     Dillard Department Stores, 7.85%, 10/1/12                                2,553
   412                                     TXU Eastern Funding, 6.45%, 5/15/05                                        388
 6,050                                     First USA Credit Card Master Trust, 6.50%, 1/18/06                       5,865
    --                                     Transcanada Pipeline, 9.88%, 1/1/21

                                                                                                                  $12,059


As disclosed in the Schedule of Investments the Value Fund invested cash collateral in a Lehman Repurchase Agreement with an interest rate of 6.11% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Shares                                     Description                                                            Market Value
10                                         AMFM, Inc.                                                             $  644
--                                         Carter Wallace, Inc. -CL B                                                  3
20                                         CCB Financial Corp.                                                       815
 2                                         Celestial Seasonings, Inc.                                                 51
 8                                         Celgene Corp.                                                             373
--                                         Carrier Access Corp.
 2                                         Chesapeake Utilities                                                       46
36                                         Ciena Corp.                                                             4,479

                                                                                                                  $6,411


As disclosed in the Schedule of Investments the Value Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 6.19% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$2,370                                     Bank United, 8.00%, 3/15/09                                            $2,100
 1,765                                     Province of Buenos Aires, 13.25%, 3/29/10                               1,765
   357                                     Greentree Financial, 6.50%, 9/26/02                                       211
    50                                     Philippine Long Distance Telephone, 9.25%                                  46

                                                                                                                  $4,122


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Value Fund invested cash collateral in a Goldman Sachs Repurchase
Agreement with an interest rate of 6.14% and a maturity date of 5/1/00 which was collateralized by the following securities
(amounts in thousands):


Principal                                  Description                                                            Market Value
$1,828                                     Ontario Province, 7.75%, 6/4/02                                        $1,842
   114                                     Ford Motor Credit, 6.34%, 6/14/00                                         113
   775                                     First Union, 7.70%, 2/15/05                                               774
 3,475                                     First Union, 6.95%, 11/1/04                                             3,377

                                                                                                                  $6,106


As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Lehman Brothers Repurchase Agreement with an interest rate of 6.11% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Shares                                     Description                                                            Market Value
24                                         AAR Corp.                                                              $   365
 4                                         Acacia Research Corp.                                                       77
 0                                         ACTV, Inc.                                                                   3
 8                                         Advanced Fibre Communications, Inc.                                        374
 5                                         Aerial Communications, Inc                                                 207
54                                         Agribrands International, Inc.                                           2,007
17                                         Align-Rite International, Inc.                                             425
 0                                         Alleghany Corp.                                                             23
 0                                         Alliance Capital Management Holdings LP                                      5
25                                         AMFM, Inc.                                                               1,609
13                                         Anadigics, Inc.                                                            931
 2                                         Applied Films Corp.                                                         36
 0                                         Arden Realty, Inc.                                                           2
 0                                         Aspect Development, Inc.                                                     1
12                                         AsiaInfo Holdings, Inc.                                                    531
 8                                         Bangor Hydro Electric                                                      127
 0                                         Bell Microproducts, Inc.                                                     1
 1                                         Berkshire Hathaway, Inc., Class B                                        2,768
 0                                         Bombardier, Inc., Class B                                                   20
 1                                         Buckeye Partners LP                                                         39
25                                         Hadco Corp.                                                              2,005
26                                         Inktomi Corp.                                                            3,956
84                                         Metamor Worldwide, Inc.                                                  1,315
43                                         Network Peripherals, Inc.                                                1,163
58                                         NYFIX, Inc.                                                              1,511
67                                         Reynolds & Reynolds Co.                                                  1,499

                                                                                                                  $21,000


As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$4,200                                     Amsouth Bancorp, 6.13%, 3/1/09                                         $ 3,629
   236                                     Amsouth Bancorp, 6.75%, 11/1/25                                            226
    85                                     Consumers Energy, 6.38%, 2/1/08                                             75
 4,500                                     FleetBoston Financial Corp., 6.88%, 1/15/28                              3,834
 1,400                                     PSI Energy, 7.85%,10/15/07                                               1,350
 6,300                                     Texas Utilities Electric Co., 7.17%, 8/1/07                              6,023
    67                                     Washington Mutual, Inc. 8.25%, 4/1/10                                       67

                                                                                                                  $15,204


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 6.19% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$ 7,470                                    Bank United, 8.00%, 3/15/09                                            $ 6,618
    480                                    Colonial Realty LP, 6.98%, 9/26/05                                         438
  1,000                                    Conseco, Inc., 6.80%, 6/15/05                                              610
    775                                    Delta Airlines, 6.65%, 3/15/04                                             717
     30                                    Doral Financial, 8.50%, 7/8/04                                              30
     24                                    Occidental Petroleum, 8.75%, 1/15/23                                        25
 10,215                                    Petro Mexicanos, 8.63%, 12/1/23                                          8,989
    645                                    SK Telecom, 7.75%, 4/29/04                                                 626
    600                                    Waste Management, 6.88%, 5/15/09                                           490

                                                                                                                  $18,543


As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Prudential Bache Repurchase Agreement with an interest rate of 6.19% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$5,200                                     Cox Communications, 7.50%, 8/15/04                                     $ 5,090
 3,600                                     Fleet National Bank, 6.46%, 7/24/00                                      3,602
 1,900                                     Ford Motor Credit, 7.75%, 11/15/02                                       1,911
   406                                     MBNA Corp, 6.59%, 6/8/00                                                   405
 3,775                                     Safeway Inc 5.88%, 11/15/01                                              3,669
   120                                     Texaco Capital, 8.63%, 6/30/10                                             129
 5,000                                     US Bank NA Minnesota, 6.43%, 6/5/00                                      5,003
   527                                     Zeneca Wilmington, 6.30%, 6/15/03                                          517

                                                                                                                  $20,326


As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a First Union Repurchase
Agreement with an interest rate of 6.22% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$3,191                                     American General Finance Corp., 5.75%, 11/1/03                         $ 3,010
 4,715                                     BankAmerica, 8.07%, 12/31/26                                             4,432
 4,425                                     First Union Corp, 7.50%, 7/15/06                                         4,343
 3,480                                     First Union, 7.95%, 11/15/29                                             3,261
 5,000                                     Household Finance Corp, 6.45%, 2/1/09                                    4,492
   518                                     Southern Co. Capital Trust, 8.19%, 2/1/37                                  468
   182                                     Viacom Inc., 11.38%, 1/15/09                                               198

                                                                                                                  $20,204


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Victory
Diversified Stock Fund invested cash collateral in a Salomon
Corp., Repurchase Agreement with an interest rate of 6.14% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$3,800                                     Archer Daniels, 6.95%, 12/15/97                                        $ 3,227
 1,567                                     Boeing Co., 7.25%, 6/15/25                                               1,509
 1,055                                     BT Institutional Capital Trust A, 8.09%, 12/01/26                        1,035
 6,543                                     Chase Manhattan, 7.25%, 6/1/07                                           6,545
 2,130                                     Citicorp Lease, 7.22%, 6/15/05                                           2,100
 1,158                                     GMAC, 6.28%, 6/12/00                                                     1,157
   309                                     Hydro-Quebec, 8.00%, 2/1/13                                                321
 2,800                                     Liberty Mutual, 8.50%, 5/15/25                                           2,723
 1,783                                     National Westminster Bank, 6.66%, 6/16/00                                1,788
 3,514                                     Sanwa Business, 6.76%, 7/03/02                                           3,451

                                                                                                                  $23,856


As disclosed in the Schedule of Investments the Victory Stock Index Fund invested cash collateral in a Lehman Inc., Repurchase Agreement with an interest rate of 6.11% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Shares                                     Description                                                            Market Value
 33                                        Clorox Co.                                                             $ 1,234
156                                        CMP Group, Inc.                                                          4,513
 32                                        CMS Energy Corp.                                                           595
 50                                        Coastal Corp.                                                            2,540
  6                                        Cobalt Networks, Inc.                                                      161
 39                                        Columbia Energy Group                                                    2,458
 82                                        Comcast Corp. -Special Class A                                           3,393
 15                                        Comerica, Inc.                                                             645
 14                                        CAN Financial Corp.                                                        424

                                                                                                                  $15,963


As disclosed in the Schedule of Investments the Victory Stock Index Fund invested cash collateral in a Morgan Stanley Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$  139                                     Consumers Energy, 6.38%, 2/1/08                                        $   124
   100                                     Indiana Michigan Power, 9.82%, 12/7/22                                     113
   900                                     Meritor, 6.80%, 2/15/09                                                    746
    93                                     NGC Corp, 7.13%, 5/15/18                                                    83
 6,005                                     Raytheon Co., 8.30%, 3/1/10                                              5,916
 1,498                                     RGS Funding Corp., 9.81%, 12/7/21                                        1,654
 2,500                                     Royal Bank Scotland, 9.12%, 3/31/49                                      2,512
   166                                     Safeway, Inc., 7.50%, 9/15/09                                              160
 3,000                                     Sprint Capital, 6.38%, 5/1/09                                            2,699
    30                                     Time Warner, 8.38%, 3/15/23                                                 30
 3,500                                     Transcanada Pipeline, 9.88%, 1/1/21                                      4,139
    77                                     Washington Mutual, 8.25%, 4/1/10                                            77

                                                                                                                  $18,253


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Victory Stock
Index Fund invested cash collateral in a First Union
Repurchase Agreement with an interest rate of 6.22% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$  561                                     GMAC, 8.75%, 7/15/05                                                   $   583
 7,924                                     First Union Capital, 7.93%, 1/15/27                                      6,974
 7,435                                     GTE Florida, Inc, 6.25%, 11/15/05                                        6,938
 5,723                                     Reliant Energy, 7.81%, 6/15/00                                           5,701

                                                                                                                  $20,196


As disclosed in the Schedule of Investments the Victory Stock Index Fund invested cash collateral in a Salomon Repurchase Agreement with an interest rate of 6.14% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$1,064                                     American General, 6.83%, 11/5/02                                       $ 1,044
 1,774                                     Carolina Power & Light, 6.88, 8/15/23                                    1,475
 1,598                                     Citicorp 99, 7.22%, 6/15/05                                              1,576
   114                                     City Group, 5.50%, 2/15/04                                                 105
 4,100                                     Credit Suisse, 6.50%, 5/1/08                                             3,749
   202                                     General Electric Cap Corp., 8.70%, 2/15/03                                 209
 6,321                                     GMAC, 6.28%, 6/12/00                                                     6,317
 2,336                                     Hydro-Quebec, 8.00%, 2/1/13                                              2,384
 3,200                                     Sanwa Business Credit, 6.76%, 7/3/02                                     3,143
 2,536                                     National Westminster, 6.66%, 6/16/00                                     2,543

                                                                                                                  $22,545


As disclosed in the Schedule of Investments the Victory Growth Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$1,210                                     First USA, 6.50%, 1/18/06                                              $  582
    35                                     GTE Florida, Inc. 6.25%, 11/15/05                                       4,604
   737                                     RGS (Aegco) Funding Co, 9.81%, 12/7/21                                     37
     5                                     Transcanada Pipeline, 9.88%, , 1/1/21                                     973

                                                                                                                  $6,196


As disclosed in the Schedule of Investments the Victory Growth Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 6.19% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$    5                                     Associates Corp., 6.41%, 6/19/00                                       $    5
   737                                     Banco Hipot, 10.63%, 8/07/06                                              758
    35                                     Bell Atlantic Financial, 7.60%, 3/15/07                                    34
 1,210                                     Colgate Palmolive, 6.02%, 8/15/03                                       1,160
   815                                     Dial Corp, 6.01%, 10/25/02                                                775
    25                                     General Mills, 8.95%, 12/18/00                                             26
   250                                     National City Bank , 7.25%, 7/15/10                                       239
 1,000                                     Sears Roebuck, 9.03%, 2/14/12                                           1,068
    60                                     Walt Disney, 6.30%, 11/22/05                                               57

                                                                                                                  $4,122


                                                Continued

The Victory Portfolios    April 30, 2000

As disclosed in the Schedule of Investments the Small Company Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 6.16% and a maturity date of 5/1/00 which was collateralized by the following securities (amounts in thousands):


Principal                                  Description                                                            Market Value
$  729                                     Amsouth Bancorp, 6.75%, 11/1/25                                        $  697
 3,106                                     Eastern, 6.45%, 5/15/05                                                     3
   500                                     First Union Securities, 6.75%, 11/15/29                                   468
     1                                     Gables Realty, 6.55%, 10/1/00                                               1
    15                                     Royal Bank Scotland, 9.12%, 3/31/05                                        15
   878                                     Star Capital, 6.92%, 6/15/00                                              851

                                                                                                                  $2,035


Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly for the Convertible Securities Fund, REI Fund, Value Fund, Lakefront Fund, Established Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Ohio Regional Stock Fund, Small Company Opportunity Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Government Mortgage Fund, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, and Balanced Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

Costs incurred in connection with the organization of the Funds are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations. Organization costs were paid by the Distributor on behalf of the REI Fund and the Lakefront Fund and are being amortized over a five year period with a corresponding payable from the Funds to the Distributor

                                                Continued

The Victory Portfolios    April 30, 2000

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2000 were as follows (amounts in thousands):


                                                                      Purchases      Sales
Limited Term Income Fund                                              $ 42,672       $ 44,206
Intermediate Income Fund                                               292,404        291,591
Fund for Income                                                         32,027         61,021
Government Mortgage Fund                                               118,022        155,426
Investment Quality Bond Fund                                           208,111        231,929
National Municipal Bond Fund                                            29,706         34,321
New York Tax-Free Fund                                                   2,428          4,505
Ohio Municipal Bond Fund                                                62,553         84,122
Balanced Fund                                                          374,104        351,509
Convertible Securities Fund                                             37,119         42,417
REI Fund                                                                 5,700          6,635
Value Fund                                                              76,882        134,421
Lakefront Fund                                                             611            560
Diversified Stock Fund                                                 584,643        698,905
Stock Index Fund                                                        66,314          8,451
Growth Fund                                                             72,485         71,350
Established Value Fund                                                  69,301        125,250
Special Value Fund                                                      59,641        123,446
Ohio Regional Stock Fund                                                    31         15,815
International Growth Fund                                               94,609         83,212
Small Company Opportunity Fund                                          14,404         67,679


5. Related Party Transactions:

Investment advisory services are provided to all the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Lakefront Capital Investors, Inc. serves as a sub-adviser for the Lakefront Fund, and, effective May 15, 1998, Indocam International Investment Services, S.A. serves as a sub-adviser for the International Growth Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyTrust Company of Ohio, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for Class A shares of all the Funds, except the Stock Index Fund and the Financial Reserves Fund, the Class B shares for the Balanced Fund and the Diversified Stock Fund, the Investor and Select Shares of the Federal Money Market Fund and the Institutional Money Market Fund and the Select Shares of the U.S. Government Obligations Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator" or the "Distributor," as applicable), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Trust and, during the period October 23, 1998 through the Effective Dates of the Reorganizations, as distributor for the Gradison Trusts. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

                                                Continued

The Victory Portfolios    April 30, 2000

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets up to $300 million, 0.12% of each Fund's average daily net assets between $300 million and $600 million, and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive distribution services fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the National Municipal Bond Fund, the New York Tax-Free Fund, the Balanced Fund, the Diversified Stock Fund, the Special Value Fund, the Ohio Regional Stock Fund and the International Growth Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Fund for Income, Ohio Municipal Bond Fund, Diversified Stock Fund, Established Value Fund, Small Company Opportunity Fund and the International Growth Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class G shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Fund for Income, Ohio Municipal Bond Fund, Diversified Stock Fund, Established Value Fund, Small Company Opportunity Fund and the International Growth Fund.

In addition, the Distributor is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended April 30, 2000 , the Distributor received approximately $355,000 from commissions earned on sales of shares of the variable net asset value funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $313,000 to affiliates of the Funds. BISYS also serves the Funds and, during the period March 1, 1999 through the Effective Dates of the Reorganization, served the Gradison Funds, as Mutual Fund Accountant and receives a fee for these services under the terms of a fund accounting agreement.

Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios. The Advisor has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund for Income, Ohio Municipal Bond Fund, Established Value Fund, Diversified Stock Fund, Small Company Opportunity Fund and the International Growth Fund at a maximum of .89%, .91%, 1.10%, 1.44%, 1.30%, and 2.00% of average daily net assets, respectively, until at least April 1, 2001. Further, the Adviser has agreed to waive its management fee for Class A and Class B shares, as applicable, of those Funds to the same extent the fee is waived for Class G shares of the corresponding Fund until at least April 1, 2001. Additionally, effective February 28, 2000, the Advisor has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Limited Term Income Fund (Class A), Intermediate Income Fund (Class A shares), Intermediate Income Fund (Class G shares), Fund for Income (Class A Shares), Investment Quality Bond Fund (Class A Shares), Investment Quality Bond Fund (Class G shares), Balanced Fund (Class G shares), Convertible Securities Fund (Class A Shares), Convertible Securities Fund (Class G shares), REI Fund (Class A Shares), REI Fund (Class G shares), Value Fund (Class G shares), Established Value Fund (Class A Shares), Stock Index Fund (Class G shares), Growth Fund (Class A Shares), Growth Fund (Class G Shares) at a maximum of .90%, .90%, 1.00%, 1.00%, 1.10%, 1.10%,
1.55%, 1.55%, 1.24%, 1.40%, 1.65%, 1.45%, .88%, .82%, 1.20% and 1.45% of
average daily net assets, respectively, until at least February 28, 2001. Also, effective February 28, 2000, the Adviser has also agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Lakefront Fund to 1.50% of average daily net assets, until at least February 28, 2001 and to 2.00% until at least February 28, 2010.

                                                Continued

The Victory Portfolios    April 30, 2000

Additional information regarding related party transactions is as follows for the period ended April 30, 2000:


                                                                          Investment
                                                                          Advisory               Administration
                                                                          Fees                   Fees

                                                                  Percentage
                                                                  of Average      Voluntary      Voluntary
                                                                  Daily           Fee            Fee
                                                                  Net Assets      Reductions     Reductions
                                                                                  (000)          (000)
U.S. Government Obligations Fund                                  0.35%           $ --           $ --
Prime Obligations Fund                                            0.35%             --             --
Financial Reserves Fund                                           0.50%             --             --
Tax-Free Money Market Fund                                        0.35%             --             --
Ohio Municipal Money Market Fund                                  0.50%            447             --
Limited Term Income Fund                                          0.50%              9             --
Intermediate Income Fund                                          0.75%            235             --
Fund for Income                                                   0.50%             44            101
Government Mortgage Fund                                          0.50%             --             --
Investment Quality Bond Fund                                      0.75%            157             --
National Municipal Bond Fund                                      0.55%             56             --
New York Tax-Free Fund                                            0.55%             20              7
Ohio Municipal Bond Fund                                          0.60%            189             --
Balanced Fund                                                     0.80%            107             --
Convertible Securities Fund                                       0.75%             --             --
Real Estate Investment Fund                                       0.80%             30             --
Value Fund                                                        0.75%             25             --
Lakefront Fund                                                    1.00%              4             --
Diversified Stock Fund                                            0.65%            110             13
Stock Index Fund                                                  0.60%            421            555
Growth Fund                                                       0.75%             33             --
Established Value Fund                                            0.51%            105            188
Special Value Fund                                                0.80%             28             --
Ohio Regional Stock Fund                                          0.75%              6             --
Small Company Opportunity Fund                                    0.62%              8             64
International Growth Fund                                         1.10%             69             --


The Trust and KeyCorp entered into an agreement (the "Put Agreement") dated August 13, 1999 which provided the Trust the right to require KeyCorp to purchase certain General American Life Insurance Company ("GALIC") securities held by the Prime Obligations Fund, the Financial Reserves Fund and another fund within the Trust, on or before October 15, 1999. On August 23, 1999 and October 1, 1999, approximately $5.5 million and $49.5 million par value and $4 million and $36 million par value of GALIC securities, respectively, were sold by the Prime Obligations Fund and the Financial Reserves Fund at par in connection with the terms of the acquisition of GALIC by an unaffiliated external party. Accordingly, the Put Agreement expired on October 15, 1999 without any transactions described therein having been exercised.

Prior to the Effective Dates of the Reorganization, investment advisory services were provided to the Gradison Funds by McDonald & Company Securities, Inc. ("McDonald"), pursuant to investment advisory agreements between the Gradison Funds and McDonald under substantially the same terms as the Funds' investment advisory agreement described above, except that the Gradison International Fund paid McDonald a fee computed and accrued daily and paid monthly based upon the daily net assets of that fund at the annual rate of 1.00% on the first $100 million, 0.90% on the next $150 million, 0.80% of the next $250 million and 0.75% of net assets in excess of $500 million for acting as its investment adviser. Blairlogie Capital Management ("Blairlogie") served as sub-advisor to the Gradison International Fund prior to the Effective Date of the Reorganization. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Dates of the Reorganization, pursuant to the terms of Transfer Agency, Accounting Services and Administrative Services agreements between certain of the Gradison Funds and McDonald. Under the terms of those agreements, the Gradison Established Value Fund, the Gradison Growth & Income Fund, the Gradison Opportunity Value Fund and the Gradison International Fund paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Ohio Tax-Free Income Fund paid $23.00 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Under the terms of a Data Processing Agreement with McDonald, the Gradison Government Income Fund paid McDonald a monthly fee at an annual rate of $8.25 per shareholder non-zero balance account for data processing services provided to that fund. The Gradison Established Value, Gradison Growth & Income, Gradison Opportunity Value and Gradison International Funds paid fund accounting fees to McDonald under substantially the same terms

                                                Continued

The Victory Portfolios    April 30, 2000

as the Funds. Under the terms of an Expense Reimbursement Agreement, McDonald agreed to reimburse expenses to the Gradison Growth & Income and Gradison International Funds to the extent such expenses exceeded 1.50% and 2.00% of average daily net assets, respectively, prior to the Effective Dates of the Reorganization. Prior to the Effective Dates of the Reorganization, officers of the Gradison Funds were also officers of McDonald.

6. Capital Share Transactions:

Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):


                                                                                          U.S. Government Obligations Fund

                                                                                          Six Months            Year
                                                                                          Ended                 Ended
                                                                                          April 30,             October 31,
                                                                                          2000                  1999
Capital and Share Transactions:
Investor Shares:
Proceeds from shares issued                                                               $   966,885           $   901,949
Dividends reinvested                                                                               14                    21
Cost of shares redeemed                                                                      (853,816)           (1,086,810)
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                     $   113,083           $  (184,840)

Select Shares:
Proceeds from shares issued                                                                 2,513,817             3,085,952
Dividends reinvested                                                                           36,016                60,036
Cost of shares redeemed                                                                    (2,619,101)           (2,934,450)
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                         (69,268)              211,538


                                               Continued

The Victory Portfolios    April 30, 2000


                                                                      Intermediate                                Investment
                                                                      Income                                      Quality
                                                                      Fund               Fund for Income          Bond Fund

                                                                      Period         Six Months    Ten Months     Period
                                                                      Ended          Ended         Ended          Ended
                                                                      April 30,      April 30,     October 31,    April 30,
                                                                      2000           2000          1999           2000
Capital Transactions:
Class A Shares:
Proceeds from shares issued                                           $ 15,742       $ 10,580      $ 16,785       $  9,731
Proceeds from shares issued in
  connection with acquisition                                               --             --        33,350             --
Dividends reinvested                                                     4,154            890           821          2,514
Cost of shares redeemed                                                (45,961)       (11,849)       (8,309)       (36,899)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                 $(26,065)      $   (379)     $ 42,647       $(24,654)

Class G Shares:
Proceeds from shares issued                                           $     26       $ 23,964      $ 86,968       $      7
Dividends reinvested                                                        --          5,424         8,370             --
Cost of shares redeemed                                                     --        (60,701)      (55,719)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                 $     26       $(31,313)     $ 39,619       $      7

Share Transactions:
Class A Shares:
Issued                                                                   1,710            833         1,301          1,055
Issued in connection with acquisition                                       --             --         2,426             --
Reinvested                                                                 452             71            64            272
Redeemed                                                                (4,979)          (938)         (642)        (3,998)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                   (2,817)           (34)        3,149         (2,671)

Class G Shares:
Issued                                                                       3          1,891         6,704              1
Reinvested                                                                  --            429           647             --
Redeemed                                                                    --         (4,785)       (4,293)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                        3         (2,465)        3,058              1


                                                Continued

The Victory Portfolios    April 30, 2000



                                             National Municipal
                                             Bond Fund                  New York Tax-Free Fund     Ohio Municipal Bond Fund

                                         Period         Year           Period         Year         Six Months     Year
                                         Ended          Ended          Ended          Ended        Ended          Ended
                                         April 30,      October 31,    April 30,      October 31,  April 30,      October 31,
                                         2000           1999           2000           1999         2000           1999
Capital Transactions:
Class A Shares:
Proceeds from shares issued              $  7,086       $ 11,987       $   679        $ 3,414      $  2,847       $ 15,845
Proceeds from shares exchanged
  from Class B                              2,150             --         3,605             --            --             --
Dividends reinvested                          589          2,014           218            466           337          1,118
Cost of shares redeemed                   (11,014)       (20,612)       (3,297)        (6,902)      (12,654)       (18,208)
---------------------------------------------------------------------------------------------------------------------------
Total                                    $ (1,189)      $ (6,611)      $ 1,205        $(3,022)     $ (9,470)      $ (1,245)

Class B Shares:
Proceeds from shares issued                  $ 35       $    784           $53        $   679            --             --
Dividends reinvested                           28            121            38            117            --             --
Cost of shares redeemed                      (240)          (754)         (274)          (729)           --             --
Cost of shares exchanged to Class A        (2,150)            --        (3,605)            --            --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                    $ (2,327)      $    151       $(3,788)       $    67            --             --

Class G Shares:
Proceeds from shares issued              $    932             --       $   319             --      $  4,930       $ 24,863
Proceeds from shares issued in
  connection with acquisition                  --             --            --             --            --        118,155
Dividends reinvested                           --             --             2             --         2,540          3,031
Cost of shares redeemed                      (821)            --           (50)            --       (22,896)       (20,870)
---------------------------------------------------------------------------------------------------------------------------
Total                                    $    111             --       $   271             --      $(15,426)      $125,179

Share Transactions:
Class A Shares:
Issued                                        699          1,132            57            270           256          1,351
Issued in connection with
  exchange from Class B                       214             --           258             --            --             --
Reinvested                                     58            191            19             37            30             96
Redeemed                                   (1,087)        (1,962)         (276)          (544)       (1,138)        (1,569)
---------------------------------------------------------------------------------------------------------------------------
Total                                        (116)          (639)           58           (237)         (852)          (122)

Class B Shares:
Issued                                          3             73             4             54            --             --
Reinvested                                      3             11             3             10            --             --
Redeemed                                      (23)           (72)          (23)           (59)           --             --
Redeemed in connection with
  exchange to Class A                        (214)            --          (258)            --            --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                        (231)            12          (274)             5            --             --

Class G Shares:
Issued                                         92             --            27             --           445          2,162
Issued in connection with acquisition          --             --            --             --            --         10,429
Reinvested                                     --             --            --             --           230            266
Redeemed                                      (81)            --            (4)            --        (2,060)        (1,818)
---------------------------------------------------------------------------------------------------------------------------
Total                                          11             --            23             --        (1,385)        11,039


                                                Continued

The Victory Portfolios    April 30, 2000


                                                                                                                   Real
                                                                                                   Convertible     Estate
                                                                              Balanced             Securities      Investment
                                                                              Fund                 Fund            Fund

                                                                     Period          Year          Period          Period
                                                                     Ended           Ended         Ended           Ended
                                                                     April 30,       October 31,   April 30,       April 30,
                                                                     2000            1999          2000            2000
Capital Transactions:
Class A Shares:
Proceeds from shares issued                                          $  62,520       $ 54,573      $ 13,114        $ 2,541
Dividends reinvested                                                    36,384         32,438         3,905             85
Cost of shares redeemed                                               (103,840)       (96,089)      (19,565)        (2,678)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                $  (4,936)      $  9,078      $ (2,546)       $   (52)

Class B Shares:
Proceeds from shares issued                                          $     678       $  5,337            --             --
Dividends reinvested                                                       968            517            --             --
Cost of shares redeemed                                                 (1,182)        (1,240)           --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                $     464       $  4,614            --             --

Class G Shares:
Proceeds from shares issued                                          $     603             --      $     70        $    34
Dividends reinvested                                                         3             --            --             --
Cost of shares redeemed                                                    (16)            --            --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                $     590             --      $     70        $    34

Share Transactions:
Class A Shares:
Issued                                                                   4,311          3,646         1,001            252
Reinvested                                                               2,574          2,212           307              9
Redeemed                                                                (7,424)        (6,414)       (1,503)          (275)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                     (539)          (556)         (195)           (14)

Class B Shares:
Issued                                                                      48            355            --             --
Reinvested                                                                  68             35            --             --
Redeemed                                                                   (85)           (84)           --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                       31            306            --             --

Class G Shares:
Issued                                                                      43             --             5              4
Reinvested                                                                  --             --            --             --
Redeemed                                                                    (1)            --            --             --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                       42             --             5              4


                                                Continued

The Victory Portfolios    April 30, 2000


                                                                                    Value              Diversified
                                                                                    Fund               Stock Fund

                                                                                    Period        Six Months     Year
                                                                                    Ended         Ended          Ended
                                                                                    April 30,     April 30,      October 31,
                                                                                    2000          2000           1999
Capital Transactions:
Class A Shares:
Proceeds from shares issued                                                         $  60,452     $ 149,086      $ 268,453
Dividends reinvested                                                                   65,485       126,609        157,657
Cost of shares redeemed                                                              (124,156)     (212,404)      (382,001)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                               $   1,781     $  63,291      $  44,109

Class B Shares:
Proceeds from shares issued                                                                --     $   1,148      $  17,642
Dividends reinvested                                                                       --        11,082         10,399
Cost of shares redeemed                                                                    --        (6,158)        (7,181)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                      --     $   6,072      $  20,860

Class G Shares:
Proceeds from shares issued                                                         $   2,275     $  27,373      $  41,251
Proceeds from shares issued
  in connection with acquisition                                                           --            --         60,016
Dividends reinvested                                                                        2        16,692              4
Cost of shares redeemed                                                                  (399)      (21,405)       (14,110)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                               $   1,878     $  22,660      $  87,161

Share Transactions:
Class A Shares:
Issued                                                                                  3,450         8,876         15,244
Reinvested                                                                              3,795         7,797         10,267
Redeemed                                                                               (7,391)      (12,654)       (21,736)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                    (146)        4,019          3,775

Class B Shares:
Issued                                                                                     --            70          1,040
Reinvested                                                                                 --           701            690
Redeemed                                                                                   --          (375)          (417)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                      --           396          1,313

Class G Shares:
Issued                                                                                    137         1,637          2,250
Issued in connection with acquisition                                                      --            --          4,456
Reinvested                                                                                 --         1,028             --
Redeemed                                                                                  (25)       (1,265)          (768)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                     112         1,400          5,938


                                                Continued

The Victory Portfolios    April 30, 2000


                                                                                     Growth
                                                            Stock Index Fund         Fund             Special Value Fund

                                                        Six Months   Year            Period        Period        Year
                                                        Ended        Ended           Ended         Ended         Ended
                                                        April 30,    October 31,     April 30,     April 30,     October 31,
                                                        2000         1999            2000          2000          1999
Capital Transactions:
Class A Shares:
Proceeds from shares issued                             $ 70,284     $ 185,881       $ 36,936      $ 16,730      $  38,026
Proceeds from shares issued in
  connection with acquisition                                 --            --             --            --             --
Proceeds from shares
  exchanged from Class B                                      --            --             --         1,190             --
Dividends reinvested                                      30,529        65,393         18,009        11,103         13,093
Cost of shares redeemed                                  (82,514)     (110,122)       (39,432)      (73,536)      (153,798)
---------------------------------------------------------------------------------------------------------------------------
Total                                                   $ 18,299     $ 141,152       $ 15,513      $(44,513)     $(102,679)

Class B Shares:
Proceeds from shares issued                                   --            --             --      $     27      $     197
Dividends reinvested                                          --            --             --            73             78
Cost of shares redeemed                                       --            --             --          (140)          (797)
Cost of shares exchanged to Class A                           --            --             --        (1,190)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                      --      $ (1,230)     $    (522)

Class G Shares:
Proceeds from shares issued                             $ 15,911     $   9,408       $  5,575      $     51             --
Proceeds from shares issued in
 connection with acquisition                                  --            --             --            --             --
Dividends reinvested                                         457            17             --            --             --
Cost of shares redeemed                                   (2,813)         (228)          (417)          (39)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                   $ 13,555     $   9,197       $  5,158      $     12             --

Share Transactions:
Class A Shares:
Issued                                                     2,945         8,410          1,503         1,235          2,788
Issued in connection with acquisition                         --            --             --            --             --
Issued in connection with
  exchange from Class B                                       --            --             --           101             --
Reinvested                                                 1,280         3,318            731           843            987
Redeemed                                                  (3,474)       (4,966)        (1,595)       (5,648)       (11,468)
---------------------------------------------------------------------------------------------------------------------------
Total                                                        751         6,762            639        (3,469)        (7,693)

Class B Shares:
Issued                                                        --            --             --             2             15
Reinvested                                                    --            --             --             6              6
Redeemed                                                      --            --             --           (11)           (62)
Redeemed in connection with
  exchange to Class A                                         --            --             --          (101)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                         --            --             --          (104)           (41)

Class G Shares:
Issued                                                       671           409            226             4             --
Issued in connection with acquisition                         --            --             --            --             --
Reinvested                                                    19             1             --            --             --
Redeemed                                                    (118)          (10)           (17)           (3)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                        572           400            209             1             --


                                                Continued

The Victory Portfolios    April 30, 2000


                                               Ohio Regional              Small Company
                                               Stock Fund                 Opportunity Fund         International Growth Fund

                                                                                     Seven
                                         Six Months     Year          Six Months     Months        Six Months    Year
                                         Ended          Ended         Ended          Ended         Ended         Ended
                                         April 30,      October 31,   April 30,      October 31,   April 30,     October 31,
                                         2000           1999          2000           1999          2000          1999
Capital Transactions:
Class A Shares:
Proceeds from shares issued              $  1,111       $  3,687      $  4,865       $ 10,585      $ 80,052      $ 148,118
Proceeds from shares exchanged
  from Class B                                535             --            --             --           938             --
Dividends reinvested                       10,270          3,491            --             --         9,735          3,177
Cost of shares redeemed                   (11,427)       (18,698)      (37,566)       (24,871)      (59,030)      (167,989)
---------------------------------------------------------------------------------------------------------------------------
Total                                    $    489       $(11,520)     $(32,701)      $(14,286)     $ 31,695      $ (16,694)

Class B Shares:
Proceeds from shares issued              $      9       $     17            --             --      $    209      $     213
Dividends reinvested                          252            119            --             --            72             15
Cost of shares redeemed                      (172)          (222)           --             --           (14)           (51)
Cost of shares exchanged to Class A          (535)            --            --             --          (938)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                    $   (446)      $    (86)           --             --      $   (671)     $     177

Class G Shares:
Proceeds from shares issued                    --             --      $ 15,366       $ 22,908      $  6,773      $   2,964
Proceeds from shares issued in
  connection with acquisition                  --             --            --             --            --         29,076
Dividends reinvested                           --             --            --             --         4,146             --
Cost of shares redeemed                        --             --       (37,369)       (46,175)       (4,570)        (4,443)
---------------------------------------------------------------------------------------------------------------------------
Total                                          --             --      $(22,003)      $(23,267)     $  6,349      $  27,597

Share Transactions:
Class A Shares:
Issued                                         79            200           221            476         4,734         10,428
Issued in connection with
  exchange from Class B                        53             --            --             --            58             --
Reinvested                                  1,395            186            --             --           613            227
Redeemed                                     (990)        (1,018)       (1,710)        (1,147)       (3,469)       (11,813)
---------------------------------------------------------------------------------------------------------------------------
Total                                         537           (632)       (1,489)          (671)        1,936         (1,158)

Class B Shares:
Issued                                          1              1            --             --            13             16
Reinvested                                     23              7            --             --             5              1
Redeemed                                      (15)           (13)           --             --            (1)            (4)
Redeemed in connection with
  exchange to Class A                         (53)            --            --             --           (58)            --
---------------------------------------------------------------------------------------------------------------------------
Total                                         (44)            (5)           --             --           (41)            13

Class G Shares:
Issued                                         --             --           701          1,036           400            201
Issued in connection with acquisition          --            --             --            --             --          2,363
Reinvested                                     --             --            --             --           262             --
Redeemed                                       --             --        (1,708)        (2,098)         (271)          (299)
---------------------------------------------------------------------------------------------------------------------------
Total                                          --             --        (1,007)        (1,062)          391          2,265


                                                Continued

The Victory Portfolios    April 30, 2000

7. Concentration of Credit Risk:

The Ohio Municipal Money Market Fund, New York Tax-Free Fund, and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes, and the Ohio Regional Stock Fund invests in equity securities issued by companies domiciled in Ohio. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

8. Federal income Tax Information (Unaudited):

For the taxable year ended October 31, 1999, a portion of income dividends paid by the following funds qualify for the dividends received deduction available to corporations:

                                        Qualified Dividend Income

Balanced Fund                                    36.21%
Convertible Securities Fund                      37.94%
Value Fund                                      100.00%
Lakefront Fund                                   42.30%
Established Value Fund                           39.83%
Diversified Stock Index                          44.95%
Stock Index Fund                                 45.39%
Special Value Fund                              100.00%
Ohio Regional Stock Fund                        100.00%

Exempt-interest dividends are as follows for the year ended October 31, 1999 (amounts in thousands):

Tax-Free Money Market Fund                             $16,862
Ohio Municipal Money Market Fund                        23,878
National Municipal Bond Fund                             1,758
New York Tax-Free Bond Fund                                871
Ohio Municipal Bond Fund                                 6,426

During the year ended October 31, 1999, the following Funds paid long-term capital gain distributions (amounts in thousands):

Intermediate Income Fund                               $    298
National Municipal Bond Fund                                317
Ohio Municipal Bond Fund                                    218
Balanced Fund                                            23,694
Convertible Securities Fund                                 213
Value Fund                                               85,590
Lakefront Fund                                              107
Diversified Stock Fund                                  177,828
Stock Index Fund                                         58,555
Growth Fund                                              22,258
Special Value Fund                                       14,036
Ohio Regional Stock Fund                                  4,990
International Growth Fund                                 4,776

                                                Continued

The Victory Portfolios    April 30, 2000

As of October 31, 1999, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                                       Amount     Expires

Prime Obligations Fund                                 $   11     2007
Tax-Free Money Market Fund                                  4     2006
Tax-Free Money Market Fund                                 27     2007
Ohio Municipal Money Market Fund                            5     2007
Limited Term Income Fund                                1,335     2002
Limited Term Income Fund                                  553     2003
Limited Term Income Fund                                  906     2005
Limited Term Income Fund                                1,116     2007
Intermediate Income Fund                                5,229     2007
Fund for Income                                           585     2001
Fund for Income                                         5,491     2002
Fund for Income                                           864     2003
Fund for Income                                            62     2004
Fund for Income                                           606     2007
Government Mortgage Fund                                  698     2002
Government Mortgage Fund                                  109     2005
Government Mortgage Fund                                2,523     2007
Investment Quality Bond Fund                            3,961     2002
Investment Quality Bond Fund                            6,428     2007
New York Tax-Free Bond Fund                                 2     2006
New York Tax-Free Bond Fund                                16     2007
Ohio Municipal Bond Fund                                  497     2007
Real Estate Investment Fund                               497     2006
Real Estate Investment Fund                             1,400     2007
Small Company Opportunity Fund*                         6,164     2006
Small Company Opportunity Fund                            701     2007

*This loss cannot be used to offset future gains attributable to unrealized appreciation of securities held by the Gradison Opportunity Value Fund at the time of the merger.

As of October 31, 1999, the following Fund had additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merger with the Government Bond Fund (amounts in thousands):

                                                       Amount      Expires

Investment Quality Bond Fund                           $2,498      2001
Investment Quality Bond Fund                            2,760      2002
Investment Quality Bond Fund                              755      2003
Investment Quality Bond Fund                                6      2004

                                                Continued

The Victory Portfolios    April 30, 2000

9. Voting Results of a Special Shareholder meeting (unaudited):

A Shareholder meeting was held on March 27, 2000. At the meeting, shareholders voted on the following matters with the following results as indicated below (amounts in thousands):

Proposal 1

For the Trust to elect the Board of Trustees of the Trust.


                                                      For                Against         Abstain         Election Results
Theodore H. Emmerich                                  7,017,357          --              181,560         Passed
Dr. Harry Gazelle                                     7,014,923          --              183,994         Passed
Frankie D. Hughes                                     7,032,333          --              166,584         Passed
Roger Noall                                           6,959,362          --              239,556         Passed
Eugene J. McDonald                                    7,032,245          --              166,672         Passed
Dr. Thomas F. Morrissey                               7,030,565          --              168,352         Passed
Patrick Swygert                                       7,029,446          --              169,471         Passed
Frank A. Weil                                         7,032,067          --              166,850         Passed
Donald E. Weston                                      6,965,594          --              233,324         Passed
Leigh A. Wilson                                       7,031,424          --              167,494         Passed


Proposal 2

For the Trust,* to approve an Amendment and Restatement of seven sections of the Trust Instrument as follows: a)
Reorganizations, b) voting powers, c) required redemptions, d) record date, e) master/feeder structure, f) derivative actions, and g) future amendments.


                                                      For                Against         Abstain         Election Results
a) Regorganizations                                   5,263,551          215,415         304,093         Passed
b) Voting Powers                                      5,340,482          138,463         304,093         Passed
c) Required Redemptions                               5,402,281           80,335         306,691         Passed
d) Record Date                                        5,406,116           68,996         306,119         Passed
e) Master/Feeder Structure                            5,371,967          103,145         306,119         Passed
f) Derivative Actions                                 5,382,740           94,249         303,976         Passed
g) Future Amendments                                  5,195,718          193,193         304,216         Passed


*This was Proposal 3 for Victory Government Mortgage Funds and Victory
 Ohio Regional Stock Fund shareholders.

                                                Continued

The Victory Portfolios    April 30, 2000

Proposal 2 for Victory Government Mortgage Fund and Victory Ohio
Regional Stock Fund only

To approve an Agreement and Plan of Reorganization and Termination pursuant to which the Ohio Regional Stock Fund and the Government Mortgage Fund will transfer all of the assets and liabilities to the Established Value Fund and the Fund for Income, respectively, in exchange for shares of the Ohio Regional Stock Fund and the Government Mortgage Fund, respectively. The Ohio Regional Stock Fund and the Government Mortgage Fund will distribute such shares to its shareholders in an amount equal in net asset value to the shares of the Ohio Regional Stock Fund and the Government Mortgage Fund held by such shareholders as of the date of the exchange. After the distribution, the Ohio Regional Stock Fund and the Government Mortgage Fund will be terminated.


                                                      For                Against         Abstain         Election Results
Government Mortgage Fund                              6,850              32              222             Passed
Ohio Regional Stock Fund                              1,025               1                5             Passed


Proposal 3

To approve an Amended and Restated Rule 12b-1 Distribution Plan.


                                                      For                Against         Abstain         Election Results
Balanced Fund -- Class A Shares                        18,851                61              86          Passed
Convertible Securities Fund -- Class A                  3,055               120              97          Passed
Diversified Stock Fund -- Class A                      32,721               448             869          Passed
Financial Reserves Fund                               563,629            20,547          45,756          Passed
Fund for Income -- Class A                              2,736            15,300              48          Passed
Growth -- Class A                                      15,646               137             320          Passed
Intermediate Income Fund -- Class A                    18,410                30             117          Passed
International Growth Fund -- Class A                    8,031               178             160          Passed
Investment Quality Bond Fund -- Class A                 9,096               167             788          Passed
Lakefront Fund -- Class A                                  99                --              --          Passed
Limited Term Income Fund -- Class A                     3,116                24             797          Passed
National Municipal Bond Fund -- Class A                 1,719                32              34          Passed
New York Tax Free Fund -- Class A                         579               111              21          Passed
Ohio Municipal Bond Fund -- Class A                     4,818               118             337          Passed
Ohio Municipal Money Market Fund -- Class A           419,373            10,312          21,492          Not Passed<F1>
Prime Obligations Fund -- Class A                     678,652            22,509          58,271          Not Passed<F1>
Real Estate Investment Fund -- Class A                  1,319                 1              27          Passed
Small Company Opportunity Fund -- Class A               1,059                17              54          Passed
Special Value Fund -- Class A                          10,240                --             722          Passed
Stock Index Fund -- Class A                            22,036                50             739          Passed
Stock Index Fund -- Class G                               257                 2              18          Not Passed<F1>
Tax Free Money Market Fund                            266,579            11,505          21,464          Not Passed<F1>
U.S. Government Obligations -- Investor Class         230,421            12,416           3,620          Passed
U.S. Government Obligations -- Select Class           639,116             8,427          17,949          Not Passed<F1>
Value -- Class A                                       28,136                30             126          Passed


<F1> The proposal failed due to the lack of a sufficient amount of shares voting.


                                                Continued

The Victory Portfolios    April 30, 2000

Proposal 4

For the Trust, excluding Ohio Regional Stock Fund and Government Mortgage Fund, to approve a series of proposals to change certain fundamental investment restrictions applicable to each fund. The fourteen separate proposals associated with the changes in the fundamental investment restrictions are as follows:

a) The elimination of investment restrictions relating to diversification of investments for all Funds.


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,120                16             100         Passed
Convertible Securities Fund                             3,096                 8              84         Passed
Diversified Stock Fund                                 35,349               317           1,164         Passed
Established Value Fund                                  6,334                46             308         Not Passed<F1>
Financial Reserves Fund                               574,393             1,059          54,479         Passed
Fund for Income                                         8,090                16             414         Passed
Growth Fund                                            15,067               108             412         Passed
Intermediate Income Fund                               18,444                --             105         Passed
International Growth Fund                               9,172               161             216         Passed
Investment Quality Bond Fund                            9,177                47             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,757                30              33         Passed
New York Tax Free Fund                                    572                29             105         Passed
Ohio Municipal Bond Fund                               10,412                84             385         Not Passed<F2>
Ohio Municipal Money Market Fund                      422,631             5,597          22,949         Not Passed<F1>
Prime Obligations Money Market Fund                   675,739            18,050          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,641                33             179         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,140                29             683         Passed
Tax Free Money Market Fund                            272,765             2,571          24,212         Not Passed<F1>
U.S. Government Obligations Fund                      884,337             3,936          22,677         Not Passed<F1>
Value Fund                                             27,384                --             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


                                                Continued

The Victory Portfolios    April 30, 2000


b) To revise and update each Fund's policy regarding concentration of investments in an industry to be consistent with the current legal interpretations.


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,099                37             100         Passed
Convertible Securities Fund                             3,096                 8              84         Passed
Diversified Stock Fund                                 35,345               320           1,164         Passed
Established Value Fund                                  6,334                46             308         Not Passed<F1>
Financial Reserves Fund                               571,392             4,061          54,479         Passed
Fund for Income                                         8,080                25             414         Passed
Growth Fund                                            15,067               108             412         Passed
Intermediate Income Fund                               18,426                18             105         Passed
International Growth Fund                               9,171               163             216         Passed
Investment Quality Bond Fund                            9,188                37             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,760                27              33         Passed
New York Tax Free Fund                                    572                29             105         Not Passed<F2>
Ohio Municipal Bond Fund                                10,41                86             385         Passed
Ohio Municipal Money Market Fund                      422,435             5,793          22,949         Not Passed<F1>
Prime Obligations Fund                                675,439            19,086          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,638                35             722         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,140                30             683         Passed
Tax Free Money Market Fund                            272,611             2,725          24,212         Not Passed<F1>
Value Fund                                             27,384                --             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


c) To eliminate the fundamental investment restriction on joint trading accounts.


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,120                16             100         Passed
Diversified Stock Fund                                 35,315               351           1,164         Passed
Established Value Fund                                  6,331                49             308         Not Passed<F1>
Growth Fund                                            15,041               134             412         Passed
Intermediate Income Fund                               18,426                18             105         Passed
International Growth Fund                               9,164               170             216         Passed
Investment Quality Bond Fund                            9,177                47             741         Passed
Limited Term Income Fund                                3,130                --             804         Passed
Ohio Municipal Bond Fund                               10,410                86             385         Passed
Prime Obligations Fund                                674,286            19,204          64,705         Not Passed<F1>
Small Company Opportunity Fund                          2,642                32             179         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,140                29             683         Passed
Tax Free Money Market Fund                            272,830             2,506          24,212         Not Passed<F1>
Value Fund                                             27,382                 2             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


                                                Continued

The Victory Portfolios    April 30, 2000

d) To clarify and standardize the restriction on borrowing which will give the Fund the flexibility to engage in certain security transactions for any purpose that does not involve leveraging.


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,098                37             100         Passed
Convertible Securities Fund                             3,070                34              84         Passed
Diversified Stock Fund                                 35,202               464           1,164         Passed
Established Value Fund                                  6,300                79             308         Not Passed<F1>
Financial Reserves Fund                               574,393             1,059          54,479         Passed
Fund for Income                                         8,074                31             414         Passed
Growth Fund                                            15,025               150             412         Passed
Intermediate Income Fund                               18,422                22             105         Passed
International Growth Fund                               9,159               175             216         Passed
Investment Quality Bond Fund                            9,168                56             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,757                30              33         Passed
New York Tax Free Fund                                    572                29             105         Not Passed<F2>
Ohio Municipal Bond Fund                               10,378               119             385         Passed
Ohio Municipal Money Market Fund                      422,046             6,182          22,949         Not Passed<F1>
Prime Obligations Fund                                674,461            19,029          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,623                50             179         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,129                41             683         Passed
Tax Free Money Market Fund                            268,801             6,536          24,212         Not Passed<F1>
U.S. Government Obligations Fund                      883,163             5,110          23,677         Not Passed<F1>
Value Fund                                             27,357                27             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


e) To update the lending restriction to clarify that the Funds may lend their portfolio securities and engage in certain types of security transactions that might be construed as "lending" transactions.


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,098                37             100         Passed
Convertible Securities Fund                             3,069                35              84         Passed
Diversified Stock Fund                                 35,229               437           1,164         Passed
Established Value Fund                                  6,303                77             308         Not Passed<F1>
Financial Reserves Fund                               574,191             1,261          54,479         Passed
Fund for Income                                         8,078                27             414         Passed
Growth Fund                                            15,051               124             412         Passed
Intermediate Income Fund                               18,422                22             105         Passed
International Growth Fund                               9,169               165             216         Passed
Investment Quality Bond Fund                            9,168                56             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,757                30              33         Passed
New York Tax Fee Fund                                     566                35             105         Not Passed<F2>
Ohio Municipal Bond Fund                               10,390               106             385         Passed
Ohio Municipal Money Market Fund                      422,410             5,818          22,949         Not Passed<F1>
Prime Obligations Fund                                674,683            18,807          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,622                52             179         Not Passed<F1>
Special Value Fund                                     10,194                13             722         Passed
Stock Index Fund                                       22,131                38             683         Passed
Tax Free Money Market Fund                            269,314             6,022          24,212         Not Passed<F1>
U.S. Government Obligations Fund                      884,,97             4,175          23,677         Not Passed<F1>
Value Fund                                             27,357                27             125         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


                                                Continued

The Victory Portfolios    April 30, 2000

f) To clarify and modernize the language concerning senior securities to make it consistent with permitted activities approved by the SEC.


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,120                16             100         Passed
Convertible Securities Fund                             3,068                36              84         Passed
Diversified Stock Fund                                 35,287               379           1,164         Passed
Established Value Fund                                  6,327                52             308         Not Passed<F1>
Financial Reserves Fund                               574,393             1,059          54,479         Passed
Fund for Income                                         8,086                19             414         Passed
Growth Fund                                            15,041               134             412         Passed
Intermediate Income Fund                               18,426                18             105         Passed
International Growth Fund                               9,164               170             216         Passed
Investment Quality Bond Fund                            9,177                47             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,760                27              33         Passed
New York Tax Free Fund                                    569                33             105         Not Passed<F2>
Ohio Municipal Bond Fund                               10,415                81             385         Passed
Oho Municipal Money Market Fund                       423,352             4,876          22,949         Not Passed<F1>
Prime Obligations Fund                                675,359            18,131          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,641                33             179         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,145                24             683         Passed
Tax Free Money Market                                 272,183             3,153          24,212         Not Passed<F1>
U.S. Government Obligations Fund                      884,275             3,998          23,677         Not Passed<F1>
Value Fund                                             27,357                27             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


g) To modernize the current language of the real estate investment restriction by allowing the Fund to invest in certain newer financial instruments that were precluded under the prior restriction


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,099                36             100         Passed
Convertible Securities Fund                             3,069                34              84         Passed
Diversified Stock Fund                                 35,291               375           1,164         Passed
Established Value Fund                                  6,318                61             308         Not Passed<F1>
Financial Reserves Fund                               570,461             4,991          54,479         Passed
Fund for Income                                         8,084                21             414         Passed
Growth Fund                                            15,057               117             412         Passed
Intermediate Income Fund                               18,423                21             105         Passed
International Growth Fund                               9,171               163             216         Passed
Investment Quality Bond Fund                            9,188                37             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,760                27              33         Passed
New York Tax Free Fund                                    572                29             105         Not Passed<F2>
Ohio Municipal Bond Fund                               10,364               132             385         Passed
Ohio Municipal Money Market Fund                      422,023             6,205          22,949         Not Passed<F1>
Prime Obligations Fund                                674,066            19,424          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,628                46             179         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,145                24             683         Passed
Tax Free Money Market Fund                            269,526             5,811          24,212         Not Passed<F1>
U.S. Government Obligations Fund                      882,649             5,624          23,677         Not Passed<F1>
Value Fund                                             27,357                27             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


                                                Continued

The Victory Portfolios    April 30, 2000

h) To revise the restriction relating to underwriting


                                                      For                Against         Abstain        Election Results
Balanced Fund                                          19,099                36             100         Passed
Convertible Securities Fund                             3,095                 8              84         Passed
Diversified Stock Fund                                 35,254               411           1,164         Passed
Established Value Fund                                  6,333                47             308         Not Passed<F1>
Financial Reserves Fund                               575,316               135          54,479         Passed
Fund for Income                                          8,89                16             414         Passed
Growth Fund                                            15,057               117             412         Passed
Intermediate Income Fund                               18,444                --             105         Passed
International Growth Fund                               9,171               162             216         Passed
Investment Quality Bond Fund                            9,168                56             741         Passed
Lakefront Fund                                             99                --              --         Passed
Limited Term Income Fund                                3,130                --             804         Passed
National Municipal Bond Fund                            1,760                27              33         Passed
New York Tax Free Fund                                    570                31             105         Not Passed<F2>
Ohio Municipal Bond Fund                               10,378               128             385         Passed
Ohio Municipal Money Market Fund                      423,859             4,369          22,949         Not Passed<F1>
Prime Obligations Fund                                675,011            18,479          64,705         Not Passed<F1>
Real Estate Investment Fund                             1,304                --              29         Passed
Small Company Opportunity Fund                          2,635                39             179         Not Passed<F1>
Special Value Fund                                     10,207                --             722         Passed
Stock Index Fund                                       22,145                24             683         Passed
Tax Free Money Market Fund                            272,800             2,536          24,212         Not Passed<F1>
U.S. Government Obligations Fund                      885,718             2,554          23,677         Not Passed<F1>
Value Fund                                             27,357                27             126         Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

<F2> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 67% of the Fund shares present at the meeting vote in favor of the proposal.


i) To eliminate the fundamental investment restriction on pledging assets for security.


                                                      For                Against         Abstain        Election Results
Established Value Fund                                6,325              55              308            Not Passed<F1>
Fund for Income                                       8,074              31              414            Passed


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.


j) To eliminate the restriction relating to investing to influence management or exercise control.


                                                      For                Against         Abstain        Election Results
Convertible Securities Fund                           3,095               8               84            Passed
Established Value Fund                                6,320              59              308            Not Passed<F1>


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.


k) To eliminate the restriction relating to purchasing on margin and short selling.


                                                      For                Against         Abstain        Election Results
Convertible Securities Fund                           3,095               8               84            Passed
Established Value Fund                                6,310              70              308            Not Passed<F1>


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.


l) To amend and re-classify from fundamental to non-fundamental the restrictions relating to illiquid and restricted securities.


                                                      For                Against         Abstain        Election Results
Convertible Securities Fund                           3,095               9               84            Passed
Established Value Fund                                6,326              54              308            Not Passed<F1>


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.


                                                Continued

The Victory Portfolios    April 30, 2000

m) To eliminate the restriction which prohibits the Fund from owning the securities of an issuer when a Trustee or Officer of the Fund who is also a director or officer of that issuer owns certain amounts of the securities of that issuer.


                                                      For                Against         Abstain        Election Results
Established Value Fund                                6,334              45              308            Not Passed<F1>


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.


n) To eliminate the restriction limiting investments in the securities of unseasoned issuers to ore more than 5% of the assets of the Fund.


                                                      For                Against         Abstain        Election Results
Established Value Fund                                6,340              39              308            Not Passed<F1>


<F1> Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.


10. Subsequent Events

On May 5, 2000, the assets and liabilities of the Class A Shares and Class B Shares of the Ohio Regional Stock Fund and the Government Mortgage Fund were transferred into the Class A Shares of the Established Value Fund and the Fund For Income, respectively. Additionally, the assets and liabilities of Balanced Fund repesented by Class B shares were converted into additional Class A shares. The transfer of these assets and liabilities was approved by the Board of Directors of the Trust on December 1, 1999.

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                                175

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                                176

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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PAID
Cleveland, OH
Permit No. 469


Victory Funds
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Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com
1VF-SEMI-AR  6/00